================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: January 31, 2015

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                               January 31, 2015
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series...........................................   2
   The DFA International Value Series........................................  10
   The Japanese Small Company Series.........................................  24
   The Asia Pacific Small Company Series.....................................  53
   The United Kingdom Small Company Series...................................  71
   The Continental Small Company Series......................................  79
   The Canadian Small Company Series......................................... 104
   The Emerging Markets Series............................................... 113
   The Emerging Markets Small Cap Series..................................... 137
   The Tax-Managed U.S. Marketwide Value Series.............................. 201
   The DFA Short Term Investment Fund........................................ 225

NOTES TO SCHEDULES OF INVESTMENTS
   Organization.............................................................. 231
   Security Valuation........................................................ 231
   Financial Instruments..................................................... 232
   Federal Tax Cost.......................................................... 233
   Other..................................................................... 233
   Subsequent Event Evaluations.............................................. 234

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

   ADR         American Depositary Receipt
   AG          Aktiengesellschaft (German & Swiss Stock Corporation)
   GDR         Global Depositary Receipt
   LLC         Limited Liability Company
   P.L.C.      Public Limited Company

Investment Footnotes
   +           See Security Valuation Note within the Notes to Schedules of
               Investments.
   ++          Securities have generally been fair valued. See Security
               Valuation Note within the Notes to Schedules of
               Investments.
   *           Non-Income Producing Securities.
   #           Total or Partial Securities on Loan.
   @           Security purchased with cash proceeds from Securities on Loan.
   ^^          See Federal Tax Cost Note within the Notes to Schedules of
               Investments.
   (degrees)   Security is being fair valued as of January 31, 2015.
   --          Amounts designated as -- are either zero or rounded to zero.
   (S)         Affiliated Fund.
   (r)         The adjustable/variable rate shown is effective as of January
               31, 2015.
   (y)         The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                       --------- --------------
 COMMON STOCKS -- (95.7%)
 Consumer Discretionary -- (12.1%)
 #   Autoliv, Inc.....................................    16,351 $    1,734,187
     Best Buy Co., Inc................................    32,996      1,161,459
     Carnival Corp.................................... 1,802,028     79,217,151
 #   CBS Corp. Class A................................     7,236        404,890
 #   Comcast Corp. Class A............................ 9,873,756    524,740,763
 #   Comcast Corp. Special Class A.................... 3,723,303    196,962,729
 #   Dillard's, Inc. Class A..........................   112,692     12,801,811
     DR Horton, Inc...................................   380,359      9,326,403
     Ford Motor Co.................................... 5,380,517     79,147,405
 #   GameStop Corp. Class A...........................   598,147     21,084,682
     Gannett Co., Inc.................................    84,952      2,634,362
     General Motors Co................................ 3,814,989    124,444,941
     Graham Holdings Co. Class B......................    32,261     30,174,359
 *   Hyatt Hotels Corp. Class A.......................    26,622      1,497,754
     Johnson Controls, Inc............................   112,338      5,220,347
 #   Kohl's Corp......................................   778,726     46,505,517
 #*  Lands' End, Inc..................................   108,496      3,763,726
     Lear Corp........................................    68,267      6,850,593
 #   Lennar Corp. Class A.............................   235,129     10,559,643
     Lennar Corp. Class B.............................     4,312        155,706
 #*  Liberty Broadband Corp...........................    85,576      3,799,574
 *   Liberty Broadband Corp. Class A..................    27,953      1,243,070
 *   Liberty Interactive Corp. Class A................ 2,576,808     70,501,467
 *   Liberty Media Corp...............................   313,578     10,699,281
 *   Liberty Media Corp. Class A......................   156,789      5,338,665
 *   Liberty TripAdvisor Holdings, Inc. Class A.......   104,723      2,507,069
 *   Liberty Ventures Series A........................   571,622     21,350,082
 *   Madison Square Garden Co. (The) Class A..........    13,157        996,643
 #*  MGM Resorts International........................ 2,137,635     41,641,130
 *   Mohawk Industries, Inc...........................   286,453     47,276,203
 *   News Corp. Class A...............................   290,667      4,328,032
 *   News Corp. Class B...............................    31,823        459,524
     Penske Automotive Group, Inc.....................     7,288        352,375
     PVH Corp.........................................    91,301     10,066,848
 #   Royal Caribbean Cruises, Ltd..................... 1,051,952     79,474,974
 #*  Sears Holdings Corp..............................    55,098      1,754,320
 #   Service Corp. International......................   281,944      6,380,393
 #   Staples, Inc..................................... 1,926,011     32,838,488
 #   Target Corp...................................... 1,106,428     81,444,165
     Time Warner Cable, Inc........................... 1,876,119    255,396,079
     Time Warner, Inc................................. 5,026,428    391,709,534
 #   Time, Inc........................................   204,079      5,110,138
 #*  Toll Brothers, Inc...............................   329,804     11,417,814
 *   TRW Automotive Holdings Corp.....................       459         47,355
     Whirlpool Corp...................................   123,680     24,622,214
                                                                 --------------
 Total Consumer Discretionary                                     2,269,143,865
                                                                 --------------
 Consumer Staples -- (7.0%)
     Archer-Daniels-Midland Co........................ 2,861,952    133,452,822
     Bunge, Ltd.......................................   553,069     49,516,268
 #   ConAgra Foods, Inc...............................   740,279     26,228,085

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 Consumer Staples -- (Continued)
 *   Constellation Brands, Inc. Class A...............   462,850 $   51,121,782
 #   CVS Health Corp.................................. 6,986,047    685,750,374
     Energizer Holdings, Inc..........................     2,975        380,830
 #   Ingredion, Inc...................................    53,177      4,288,193
 #   JM Smucker Co. (The).............................   540,650     55,768,047
     Molson Coors Brewing Co. Class B.................   763,563     57,977,339
     Mondelez International, Inc. Class A............. 5,178,501    182,490,375
     Pinnacle Foods, Inc..............................    23,433        842,885
 #   Tyson Foods, Inc. Class A........................ 1,480,178     57,786,149
                                                                 --------------
 Total Consumer Staples...............................            1,305,603,149
                                                                 --------------
 Energy -- (18.1%)
     Anadarko Petroleum Corp.......................... 2,644,697    216,203,980
     Apache Corp...................................... 1,895,772    118,618,454
     Baker Hughes, Inc................................ 1,938,026    112,386,128
 #*  California Resources Corp........................ 1,138,527      5,829,258
 #   Chesapeake Energy Corp........................... 3,374,987     64,732,251
     Chevron Corp..................................... 5,728,547    587,347,924
     Cimarex Energy Co................................   155,458     16,043,266
 #   ConocoPhillips................................... 6,979,102    439,543,844
 #   Denbury Resources, Inc...........................   195,620      1,349,778
     Devon Energy Corp................................ 1,721,246    103,739,496
     Exxon Mobil Corp................................. 5,979,793    522,753,504
 #   Helmerich & Payne, Inc...........................   516,470     30,760,953
     Hess Corp........................................ 1,578,867    106,557,734
     HollyFrontier Corp...............................   498,931     17,921,602
     Marathon Oil Corp................................ 3,640,872     96,847,195
     Marathon Petroleum Corp.......................... 1,752,484    162,262,494
 #   Murphy Oil Corp..................................   728,510     32,717,384
     Nabors Industries, Ltd...........................   926,506     10,664,084
     National Oilwell Varco, Inc...................... 1,968,548    107,148,068
 *   Newfield Exploration Co..........................    52,309      1,557,762
 #   Noble Corp. P.L.C................................   721,779     11,707,255
     Occidental Petroleum Corp........................ 2,846,319    227,705,520
 #   Paragon Offshore P.L.C...........................   195,894        409,418
     Phillips 66...................................... 2,121,501    149,183,950
     QEP Resources, Inc...............................   458,418      9,269,212
 #*  Seventy Seven Energy, Inc........................    77,453        305,939
     Tesoro Corp......................................   615,285     50,287,243
 #   Transocean, Ltd.................................. 1,340,027     21,842,440
     Valero Energy Corp............................... 2,806,975    148,432,838
 *   Weatherford International P.L.C.................. 2,173,272     22,449,900
 #*  Whiting Petroleum Corp...........................   218,861      6,570,207
                                                                 --------------
 Total Energy.........................................            3,403,149,081
                                                                 --------------
 Financials -- (19.4%)
     ACE, Ltd.........................................   108,288     11,690,772
     Aflac, Inc.......................................   768,274     43,853,080
 *   Alleghany Corp...................................     1,128        498,678
     Allied World Assurance Co. Holdings AG...........   556,302     21,512,198
     Allstate Corp. (The).............................   930,082     64,910,423
     American Financial Group, Inc....................   458,785     26,627,881

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                       ---------- ------------
 Financials -- (Continued)
     American International Group, Inc................  2,978,175 $145,543,412
     American National Insurance Co...................     68,706    7,148,172
     Assurant, Inc....................................    357,292   22,691,615
     Assured Guaranty, Ltd............................    126,617    3,091,987
     Axis Capital Holdings, Ltd.......................    550,404   28,015,564
     Bank of America Corp............................. 15,945,159  241,569,159
     Bank of New York Mellon Corp. (The)..............  3,358,699  120,913,164
     BB&T Corp........................................    571,442   20,166,188
     Capital One Financial Corp.......................  2,096,624  153,493,843
 #   Chubb Corp. (The)................................     83,414    8,166,231
 #   Cincinnati Financial Corp........................     16,670      842,002
     CIT Group, Inc...................................     25,124    1,100,934
     Citigroup, Inc...................................  5,186,218  243,492,935
     City National Corp...............................      1,633      141,565
     CME Group, Inc...................................  1,222,099  104,245,045
     CNA Financial Corp...............................    498,971   19,439,910
 #*  E*TRADE Financial Corp...........................    114,229    2,632,978
 #   Everest Re Group, Ltd............................    159,124   27,270,671
     Fifth Third Bancorp..............................  2,008,033   34,738,971
 *   Genworth Financial, Inc. Class A.................  2,374,310   16,572,684
     Goldman Sachs Group, Inc. (The)..................  1,256,452  216,624,889
     Hartford Financial Services Group, Inc. (The)....  2,415,308   93,955,481
     HCC Insurance Holdings, Inc......................     11,236      599,328
     Hudson City Bancorp, Inc.........................     71,664      642,826
     Huntington Bancshares, Inc.......................    917,718    9,195,534
     JPMorgan Chase & Co.............................. 10,686,233  581,117,351
     KeyCorp..........................................    374,205    4,860,923
 #   Legg Mason, Inc..................................    603,740   33,471,346
 #   Leucadia National Corp...........................    137,025    3,106,357
     Lincoln National Corp............................  1,364,746   68,210,005
     Loews Corp.......................................  1,977,244   75,649,355
 #   M&T Bank Corp....................................     92,548   10,472,732
     MetLife, Inc.....................................  2,280,037  106,021,721
     Morgan Stanley...................................  4,581,884  154,913,498
     NASDAQ OMX Group, Inc. (The).....................    801,702   36,557,611
 #   New York Community Bancorp, Inc..................     80,866    1,249,380
 #   Old Republic International Corp..................    632,434    8,879,373
     PartnerRe, Ltd...................................    197,083   22,546,295
 #   People's United Financial, Inc...................    145,708    2,050,112
     PNC Financial Services Group, Inc. (The).........    883,146   74,661,163
 #   Principal Financial Group, Inc...................    584,568   27,433,776
     Protective Life Corp.............................      7,158      500,702
     Prudential Financial, Inc........................  1,196,505   90,790,799
     Regions Financial Corp...........................  5,807,266   50,523,214
     Reinsurance Group of America, Inc................    339,992   28,154,738
     RenaissanceRe Holdings, Ltd......................      6,208      593,671
     State Street Corp................................    121,757    8,706,843
 #   SunTrust Banks, Inc..............................  2,080,348   79,926,970
     Torchmark Corp...................................      2,897      145,053
     Travelers Cos., Inc. (The).......................    892,236   91,739,706
     Unum Group.......................................  1,374,339   42,686,969
     Validus Holdings, Ltd............................    167,263    6,631,978
     Wells Fargo & Co.................................  5,062,126  262,825,582

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    WR Berkley Corp..................................     36,670 $    1,796,463
    XL Group P.L.C...................................  1,434,888     49,489,287
#   Zions Bancorporation.............................    754,482     18,077,389
                                                                 --------------
Total Financials.....................................             3,635,178,482
                                                                 --------------
Health Care -- (10.7%)
*   Actavis P.L.C....................................    136,965     36,506,651
    Aetna, Inc.......................................  2,009,110    184,476,480
#   Anthem, Inc......................................  1,674,297    225,963,123
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        139,882
*   Boston Scientific Corp...........................  6,573,232     97,349,566
*   CareFusion Corp..................................    907,569     53,818,842
    Cigna Corp.......................................    320,341     34,222,029
#*  Community Health Systems, Inc....................    228,842     10,771,593
#*  Express Scripts Holding Co.......................  3,072,578    247,987,771
#*  Hologic, Inc.....................................  1,211,606     36,790,416
    Humana, Inc......................................    707,042    103,539,231
*   MEDNAX, Inc......................................      4,300        291,927
#   Omnicare, Inc....................................    556,064     41,693,679
    Perrigo Co. P.L.C................................     13,380      2,030,281
    Pfizer, Inc...................................... 20,179,340    630,604,375
#   Quest Diagnostics, Inc...........................    188,268     13,380,207
#   Teleflex, Inc....................................     91,713     10,048,076
    Thermo Fisher Scientific, Inc....................  1,423,339    178,216,276
    UnitedHealth Group, Inc..........................    912,609     96,964,706
                                                                 --------------
Total Health Care....................................             2,004,795,111
                                                                 --------------
Industrials -- (11.6%)
#   ADT Corp. (The)..................................    693,704     23,863,418
*   AECOM............................................    131,051      3,331,316
#   AGCO Corp........................................    279,803     12,126,662
    Alaska Air Group, Inc............................     15,340      1,041,126
*   AMERCO...........................................        474        135,616
*   Avis Budget Group, Inc...........................    132,261      7,579,878
#*  B/E Aerospace, Inc...............................     19,114      1,114,920
    CSX Corp.........................................  5,604,703    186,636,610
    Danaher Corp.....................................    205,071     16,893,749
    Delta Air Lines, Inc.............................    101,580      4,805,750
    Eaton Corp. P.L.C................................  1,361,465     85,894,827
#*  Engility Holdings, Inc...........................      9,148        365,005
    FedEx Corp.......................................    828,737    140,147,714
    General Electric Co.............................. 24,408,709    583,124,058
#*  Genesee & Wyoming, Inc. Class A..................     15,202      1,253,405
*   Hertz Global Holdings, Inc.......................  1,345,507     27,609,804
    Ingersoll-Rand P.L.C.............................        100          6,640
*   Jacobs Engineering Group, Inc....................    175,921      6,702,590
#   Joy Global, Inc..................................     84,284      3,534,871
    KAR Auction Services, Inc........................      9,789        333,903
*   Kirby Corp.......................................      8,593        622,907
    L-3 Communications Holdings, Inc.................    421,205     51,858,760
    Manpowergroup, Inc...............................     19,031      1,386,979
    Nielsen NV.......................................     50,837      2,214,460

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
#   Norfolk Southern Corp............................  1,681,939 $  171,507,320
    Northrop Grumman Corp............................  1,364,645    214,181,033
#*  NOW, Inc.........................................     54,256      1,353,687
#   Oshkosh Corp.....................................     25,867      1,108,401
    Owens Corning....................................    579,048     23,190,872
    Pentair P.L.C....................................    566,968     35,044,292
    Precision Castparts Corp.........................     75,847     15,176,985
#*  Quanta Services, Inc.............................    554,686     14,688,085
    Republic Services, Inc...........................  1,511,758     59,986,557
    Ryder System, Inc................................     55,880      4,626,305
    Southwest Airlines Co............................  3,905,821    176,464,993
    SPX Corp.........................................     22,870      1,911,246
    Stanley Black & Decker, Inc......................    718,322     67,270,855
    Textron, Inc.....................................     91,067      3,875,812
    Towers Watson & Co. Class A......................      3,045        360,832
#   Trinity Industries, Inc..........................    125,128      3,312,138
#   Triumph Group, Inc...............................     29,704      1,694,910
    Union Pacific Corp...............................  1,765,010    206,876,822
#*  United Rentals, Inc..............................     51,317      4,251,613
#*  Veritiv Corp.....................................     35,483      1,805,020
    Waste Connections, Inc...........................     53,895      2,329,342
                                                                 --------------
Total Industrials....................................             2,173,602,088
                                                                 --------------
Information Technology -- (9.0%)
    Activision Blizzard, Inc.........................  2,987,304     62,419,717
    Amdocs, Ltd......................................     22,178      1,068,536
*   Arrow Electronics, Inc...........................    568,882     31,311,265
    Avnet, Inc.......................................    694,662     28,911,832
#*  Blackhawk Network Holdings, Inc. Class B.........     16,109        533,369
    Broadcom Corp. Class A...........................     75,536      3,205,370
    Brocade Communications Systems, Inc..............    443,568      4,932,476
    CA, Inc..........................................    718,936     21,783,761
    Cisco Systems, Inc............................... 11,600,510    305,847,446
    Computer Sciences Corp...........................    170,762     10,361,838
    Corning, Inc.....................................  4,100,240     97,462,705
    EMC Corp.........................................  1,034,794     26,832,208
    Fidelity National Information Services, Inc......  1,330,304     83,050,879
#*  First Solar, Inc.................................    154,302      6,530,061
    Hewlett-Packard Co...............................  9,619,949    347,568,757
    IAC/InterActiveCorp..............................     57,051      3,477,259
*   Ingram Micro, Inc. Class A.......................    725,997     18,280,605
    Intel Corp.......................................  9,210,936    304,329,326
#   Jabil Circuit, Inc...............................    117,375      2,419,099
#   Juniper Networks, Inc............................    922,663     20,972,130
    Lam Research Corp................................    334,003     25,531,189
    Marvell Technology Group, Ltd....................    398,733      6,176,374
#*  Micron Technology, Inc...........................  3,531,520    103,349,933
*   NCR Corp.........................................      3,717         94,412
#   NVIDIA Corp......................................    704,083     13,521,914
*   ON Semiconductor Corp............................     22,525        225,475
    Western Digital Corp.............................    564,843     54,919,685
    Xerox Corp.......................................  5,729,607     75,458,924

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- ---------------
Information Technology -- (Continued)
*           Yahoo!, Inc.............................    877,399 $    38,596,782
                                                                ---------------
Total Information Technology........................              1,699,173,327
                                                                ---------------
Materials -- (3.3%)
            Alcoa, Inc..............................  4,826,610      75,536,447
            Ashland, Inc............................    388,650      46,062,798
            Bemis Co., Inc..........................     35,924       1,591,433
            CF Industries Holdings, Inc.............     69,722      21,291,704
            Dow Chemical Co. (The)..................  1,012,262      45,713,752
            Eastman Chemical Co.....................     34,246       2,427,699
            Freeport-McMoRan, Inc...................  4,647,012      78,116,272
#           Huntsman Corp...........................     18,579         407,995
            International Paper Co..................  2,043,676     107,619,978
            MeadWestvaco Corp.......................    841,379      42,304,536
            Mosaic Co. (The)........................    569,576      27,732,655
            Newmont Mining Corp.....................  1,384,540      34,821,181
            Nucor Corp..............................    926,421      40,438,277
            Reliance Steel & Aluminum Co............    359,269      18,814,918
            Rock-Tenn Co. Class A...................    264,736      17,181,366
            Sonoco Products Co......................     16,626         734,869
            Steel Dynamics, Inc.....................    923,785      15,741,296
#           United States Steel Corp................      3,958          96,734
#           Vulcan Materials Co.....................    576,239      40,630,612
                                                                ---------------
Total Materials.....................................                617,264,522
                                                                ---------------
Telecommunication Services -- (4.2%)
#           AT&T, Inc............................... 19,291,928     635,090,270
            CenturyLink, Inc........................  2,353,137      87,466,102
#           Frontier Communications Corp............  2,065,295      13,868,456
#*          Sprint Corp.............................  2,491,629      10,714,005
*           T-Mobile US, Inc........................    726,568      21,927,822
#*          United States Cellular Corp.............    239,102       8,318,359
            Windstream Holdings, Inc................    500,429       3,978,410
                                                                ---------------
Total Telecommunication Services....................                781,363,424
                                                                ---------------
Utilities -- (0.3%)
*           Calpine Corp............................    347,029       7,245,965
#           NRG Energy, Inc.........................  1,581,268      38,994,069
            UGI Corp................................    161,702       5,981,357
                                                                ---------------
Total Utilities.....................................                 52,221,391
                                                                ---------------
TOTAL COMMON STOCKS.................................             17,941,494,440
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)...........................
(degrees)*  Safeway Casa Ley Contingent Value
              Rights................................    196,076         198,998
(degrees)*  Safeway PDC, LLC Contingent Value
              Rights................................    196,076           9,568

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- ---------------
(degrees)*  Sears Holdings Corporation Rights.......          1 $            --
TOTAL RIGHTS/WARRANTS...............................                    208,566
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
            State Street Institutional Liquid
            Reserves, 0.089%........................ 60,748,355      60,748,355
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment Fund................. 64,291,839     743,856,578
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,922,273,395)^^........................              $18,746,307,939
                                                                ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ----------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                            --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary.. $ 2,269,143,865           --   --    $ 2,269,143,865
   Consumer Staples........   1,305,603,149           --   --      1,305,603,149
   Energy..................   3,403,149,081           --   --      3,403,149,081
   Financials..............   3,635,178,482           --   --      3,635,178,482
   Health Care.............   2,004,795,111           --   --      2,004,795,111
   Industrials.............   2,173,602,088           --   --      2,173,602,088
   Information Technology..   1,699,173,327           --   --      1,699,173,327
   Materials...............     617,264,522           --   --        617,264,522
   Telecommunication
     Services..............     781,363,424           --   --        781,363,424
   Utilities...............      52,221,391           --   --         52,221,391
Rights/Warrants............              -- $    208,566   --            208,566
Temporary Cash Investments.      60,748,355           --   --         60,748,355
Securities Lending
  Collateral...............              --  743,856,578   --        743,856,578
                            --------------- ------------   --    ---------------
TOTAL...................... $18,002,242,795 $744,065,144   --    $18,746,307,939
                            =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
  COMMON STOCKS -- (95.8%)
  AUSTRALIA -- (5.8%)
  *   Alumina, Ltd..................................... 4,595,906 $  6,879,211
  *   Alumina, Ltd. Sponsored ADR......................   172,484    1,026,280
      AMP, Ltd.........................................   510,725    2,277,637
      Asciano, Ltd..................................... 4,216,676   19,631,755
      ASX, Ltd.........................................     5,871      173,521
      Bank of Queensland, Ltd..........................   871,759    8,444,581
  #   Bendigo and Adelaide Bank, Ltd...................   826,382    8,558,042
      BHP Billiton, Ltd................................   746,170   17,210,210
  #   BHP Billiton, Ltd. Sponsored ADR.................   361,840   16,764,047
  *   BlueScope Steel, Ltd.............................   855,334    3,313,564
      Boral, Ltd....................................... 2,121,437    9,181,865
      Caltex Australia, Ltd............................    18,966      490,845
      Echo Entertainment Group, Ltd.................... 1,832,302    5,725,160
  #   Fortescue Metals Group, Ltd...................... 2,888,182    5,237,116
      GrainCorp, Ltd. Class A..........................   108,524      749,094
  #   Harvey Norman Holdings, Ltd...................... 1,068,950    3,264,873
  #   Incitec Pivot, Ltd............................... 4,638,959   12,938,628
  #   Leighton Holdings, Ltd...........................    60,472      962,319
      Lend Lease Group................................. 1,076,283   13,872,894
      Macquarie Group, Ltd............................. 1,184,395   57,305,473
  #   Metcash, Ltd.....................................   599,500      676,765
      National Australia Bank, Ltd..................... 2,399,516   66,174,867
      New Hope Corp., Ltd..............................    55,578      101,261
  *   Newcrest Mining, Ltd............................. 2,245,441   24,245,058
      Orica, Ltd.......................................   216,864    3,044,080
      Origin Energy, Ltd............................... 2,407,598   19,867,063
  #   Primary Health Care, Ltd.........................   718,682    2,573,975
  *   Qantas Airways, Ltd.............................. 3,218,770    6,486,053
      QBE Insurance Group, Ltd......................... 2,266,393   18,579,605
      Rio Tinto, Ltd...................................   245,440   10,944,681
      Santos, Ltd...................................... 4,404,343   26,813,736
  #   Seven Group Holdings, Ltd........................   361,999    1,434,819
  #   Sims Metal Management, Ltd.......................   209,772    1,764,817
      Sims Metal Management, Ltd. Sponsored ADR........   124,013    1,037,245
      Suncorp Group, Ltd............................... 3,736,013   42,567,325
      Tabcorp Holdings, Ltd............................ 2,121,674    7,499,149
      Tatts Group, Ltd................................. 4,209,170   12,596,822
      Toll Holdings, Ltd............................... 2,149,986   10,281,264
      Treasury Wine Estates, Ltd....................... 1,372,955    5,219,739
      Washington H Soul Pattinson & Co., Ltd...........    87,756      884,025
      Wesfarmers, Ltd.................................. 2,171,552   73,350,365
  #   Woodside Petroleum, Ltd..........................   780,069   20,717,836
      WorleyParsons, Ltd...............................    80,413      598,275
                                                                  ------------
  TOTAL AUSTRALIA......................................            551,465,940
                                                                  ------------
  AUSTRIA -- (0.1%)
      Erste Group Bank AG..............................   358,601    7,763,419
      OMV AG...........................................    93,780    2,331,451

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  AUSTRIA -- (Continued)
  #   Raiffeisen Bank International AG.................    57,158 $    667,896
                                                                  ------------
  TOTAL AUSTRIA........................................             10,762,766
                                                                  ------------
  BELGIUM -- (1.3%)
      Ageas............................................   594,176   20,346,860
      Belgacom SA......................................    93,033    3,464,942
      Colruyt SA.......................................     1,956       90,217
      Delhaize Group SA................................   246,555   20,510,023
      Delhaize Group SA Sponsored ADR..................   211,600    4,378,004
  *   KBC Groep NV.....................................   354,770   19,081,314
      Solvay SA........................................   198,220   27,099,948
      UCB SA...........................................   213,849   16,624,352
      Umicore SA.......................................   187,273    7,843,184
                                                                  ------------
  TOTAL BELGIUM........................................            119,438,844
                                                                  ------------
  CANADA -- (8.0%)
      Agnico Eagle Mines, Ltd..........................   331,609   11,181,855
  #   Agrium, Inc......................................   260,162   27,746,277
      Bank of Montreal.................................   296,513   17,043,567
      Barrick Gold Corp.(2024644)......................   706,442    9,034,141
      Barrick Gold Corp.(067901108).................... 3,305,368   42,242,603
  #*  BlackBerry, Ltd.(09228F103)......................   477,288    4,844,473
  #*  BlackBerry, Ltd.(BCBHZ31)........................   435,600    4,425,589
  #   Bonavista Energy Corp............................    27,416      129,453
      Cameco Corp.(13321L108)..........................   150,635    2,111,903
      Cameco Corp.(2166160)............................   506,586    7,128,164
      Canadian Natural Resources, Ltd.(136385101)......   900,321   26,055,290
      Canadian Natural Resources, Ltd.(2171573)........ 1,849,320   53,615,290
      Canadian Oil Sands, Ltd..........................    78,900      487,420
  #   Canadian Tire Corp., Ltd. Class A................   285,569   26,336,532
  *   Catamaran Corp...................................    90,547    4,519,201
  #   Cenovus Energy, Inc..............................   591,014   11,164,254
      Crescent Point Energy Corp.(22576C101)...........    99,393    2,359,590
  #   Crescent Point Energy Corp.(B67C8W8).............   366,047    8,699,630
      Eldorado Gold Corp.(2307873).....................   881,059    4,229,527
      Eldorado Gold Corp.(284902103)...................   109,318      522,540
      Empire Co., Ltd..................................    76,425    5,563,321
      Enbridge Income Fund Holdings, Inc...............    34,200    1,108,062
  #   Encana Corp...................................... 1,622,847   19,863,647
      Enerplus Corp.(292766102)........................   129,489    1,268,992
  #   Enerplus Corp.(B584T89)..........................   291,127    2,824,896
      Ensign Energy Services, Inc......................   452,198    3,135,173
      Fairfax Financial Holdings, Ltd..................    57,761   30,682,832
      First Quantum Minerals, Ltd...................... 1,695,455   15,464,170
  #   Genworth MI Canada, Inc..........................   112,861    2,808,424
      George Weston, Ltd...............................    78,313    6,207,354
      Goldcorp, Inc.(380956409)........................     3,218       77,329
  #   Goldcorp, Inc.(2676302)..........................   668,943   16,156,340
  #   Husky Energy, Inc................................   857,666   18,460,034
  #   Industrial Alliance Insurance & Financial
      Services, Inc....................................   239,036    7,611,078
  *   Kinross Gold Corp................................ 3,868,295   13,120,604
  #   Loblaw Cos., Ltd.................................    40,951    2,034,498

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CANADA -- (Continued)
  *   Lundin Mining Corp...............................   774,699 $  2,755,678
      Magna International, Inc.........................   284,118   27,298,313
      Manulife Financial Corp.(56501R106)..............   102,299    1,644,968
  #   Manulife Financial Corp.(2492519)................ 3,287,435   52,725,211
      Maple Leaf Foods, Inc............................    62,100      995,985
  #*  MEG Energy Corp..................................   108,047    1,647,872
  *   New Gold, Inc....................................   454,500    1,992,260
      Osisko Gold Royalties, Ltd.......................       600        8,070
  #   Pacific Rubiales Energy Corp.....................   892,124    2,071,115
      Pan American Silver Corp.........................    16,837      197,163
  #   Pengrowth Energy Corp............................   745,097    1,993,649
  #   Penn West Petroleum, Ltd......................... 1,034,275    1,562,767
      Precision Drilling Corp.(B5YPLH9)................   793,285    4,051,641
      Precision Drilling Corp.(74022D308)..............    14,251       72,680
  #   Sun Life Financial, Inc.......................... 1,214,527   37,142,141
      Suncor Energy, Inc.(B3NB1P2)..................... 3,750,370  111,858,836
      Suncor Energy, Inc.(867224107)...................    73,439    2,189,217
      Talisman Energy, Inc.(2068299)................... 3,783,418   28,523,762
      Talisman Energy, Inc.(87425E103).................   118,049      887,728
      Teck Resources, Ltd. Class A.....................     4,115       61,821
  #   Teck Resources, Ltd. Class B..................... 1,123,435   14,543,563
  #   Thomson Reuters Corp.............................   740,465   28,413,531
      TMX Group, Ltd...................................     9,500      351,904
  #   TransAlta Corp.(2901628).........................   822,852    7,200,845
      TransAlta Corp.(89346D107).......................    18,490      161,418
  *   Turquoise Hill Resources, Ltd.(900435108)........   127,382      366,860
  *   Turquoise Hill Resources, Ltd.(B7WJ1F5)..........   756,677    2,197,323
      West Fraser Timber Co., Ltd......................    50,666    2,909,896
      Westjet Airlines, Ltd............................     1,000       24,018
  #   Whitecap Resources, Inc..........................   248,425    2,426,186
      WSP Global, Inc..................................    73,238    1,980,948
      Yamana Gold, Inc................................. 1,426,728    5,905,871
                                                                  ------------
  TOTAL CANADA.........................................            756,427,293
                                                                  ------------
  DENMARK -- (1.4%)
      AP Moeller--Maersk A.S. Class A..................     6,630   12,974,160
      AP Moeller--Maersk A.S. Class B..................    19,275   38,949,939
      Carlsberg A.S. Class B...........................   334,440   24,558,105
      Danske Bank A.S..................................   618,288   16,002,758
      H Lundbeck A.S...................................   135,698    2,755,968
  *   Jyske Bank A.S...................................   103,976    4,706,292
      TDC A.S.......................................... 2,749,229   20,346,479
  *   Vestas Wind Systems A.S..........................   225,336    8,755,117
                                                                  ------------
  TOTAL DENMARK........................................            129,048,818
                                                                  ------------
  FINLAND -- (0.8%)
      Fortum Oyj....................................... 1,444,065   30,802,983
      Kesko Oyj Class A................................       662       23,122
      Kesko Oyj Class B................................   138,917    5,076,359
      Neste Oil Oyj....................................   270,610    7,525,234
      Stora Enso Oyj Class R........................... 1,691,951   16,416,027
      Stora Enso Oyj Sponsored ADR.....................    91,500      888,465

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FINLAND -- (Continued)
      UPM-Kymmene Oyj..................................   857,615 $ 15,074,620
      UPM-Kymmene Oyj Sponsored ADR....................    69,300    1,216,908
                                                                  ------------
  TOTAL FINLAND........................................             77,023,718
                                                                  ------------
  FRANCE -- (8.3%)
      AXA SA........................................... 4,004,754   93,678,971
      AXA SA Sponsored ADR.............................   140,900    3,315,377
      BNP Paribas SA...................................   783,124   41,118,203
  *   Bollore SA(BQR9N80)..............................    10,000       41,810
      Bollore SA(4572709).............................. 2,053,586    8,838,389
      Bouygues SA......................................   709,374   25,278,568
      Cap Gemini SA....................................    92,794    6,734,995
      Casino Guichard Perrachon SA.....................   178,667   16,209,097
  #*  CGG SA Sponsored ADR.............................   128,590      721,390
      Cie de Saint-Gobain.............................. 1,278,722   54,474,425
      Cie Generale des Etablissements Michelin.........   358,828   34,943,372
      CNP Assurances...................................   408,378    7,169,270
      Credit Agricole SA...............................   858,491   10,181,415
      Eiffage SA.......................................    46,924    2,284,622
      Electricite de France SA.........................   507,407   13,755,274
      GDF Suez......................................... 3,247,971   72,034,721
      Groupe Eurotunnel SE.............................   377,366    5,066,778
      Lafarge SA.......................................   519,321   35,581,622
      Lagardere SCA....................................   221,491    6,058,002
      Natixis SA....................................... 2,133,151   13,566,794
      Orange SA........................................ 3,989,277   70,183,635
  *   Peugeot SA....................................... 1,247,729   17,985,278
      Renault SA.......................................   759,515   58,046,967
      Rexel SA.........................................   568,634   10,624,195
      SCOR SE..........................................   315,089    9,808,697
      Societe Generale SA.............................. 1,060,580   42,588,977
      STMicroelectronics NV............................ 1,904,563   15,814,278
      Total SA.........................................   718,974   36,905,340
      Vallourec SA.....................................   290,641    6,306,034
      Vivendi SA....................................... 2,935,239   69,410,746
                                                                  ------------
  TOTAL FRANCE.........................................            788,727,242
                                                                  ------------
  GERMANY -- (7.6%)
      Allianz SE.......................................   768,935  126,790,708
  #   Allianz SE ADR................................... 2,811,910   46,396,515
      Bayerische Motoren Werke AG......................   829,743   96,491,303
      Celesio AG.......................................   108,168    3,204,291
  *   Commerzbank AG................................... 1,603,495   19,224,775
      Daimler AG....................................... 2,214,556  200,560,781
  #   Deutsche Bank AG(D18190898)......................   464,576   13,463,412
      Deutsche Bank AG(5750355)........................   791,806   22,984,257
      Deutsche Lufthansa AG............................   895,598   15,148,100
      Deutsche Telekom AG Sponsored ADR................       628       10,802
      E.ON SE.......................................... 2,493,630   38,601,224
      Fraport AG Frankfurt Airport Services Worldwide..    81,872    5,002,593
      Hannover Rueck SE................................    47,074    4,219,116
      HeidelbergCement AG..............................   392,698   28,878,673

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 GERMANY -- (Continued)
     K+S AG...........................................    444,055 $ 14,020,237
 *   Metro AG.........................................    185,805    5,717,494
     Muenchener Rueckversicherungs-Gesellschaft AG....    273,971   54,926,148
 *   Osram Licht AG...................................      7,353      338,004
 *   Talanx AG........................................     88,898    2,707,502
     Telefonica Deutschland Holding AG................  1,030,206    5,715,355
     Volkswagen AG....................................     73,902   16,408,165
                                                                  ------------
 TOTAL GERMANY........................................             720,809,455
                                                                  ------------
 HONG KONG -- (3.1%)
     Cathay Pacific Airways, Ltd......................  4,437,000   10,317,734
     Cheung Kong Holdings, Ltd........................    706,000   13,472,440
 *   FIH Mobile, Ltd..................................  2,003,000      891,030
     Great Eagle Holdings, Ltd........................    678,324    2,258,776
     Guoco Group, Ltd.................................     12,000      141,563
     Hang Lung Group, Ltd.............................    589,000    2,808,779
     Hang Lung Properties, Ltd........................    674,000    1,973,101
     Henderson Land Development Co., Ltd..............  2,750,177   19,693,976
     Hongkong & Shanghai Hotels (The).................  1,690,631    2,418,675
     Hopewell Holdings, Ltd...........................  1,244,169    4,662,665
     Hutchison Whampoa, Ltd...........................  5,076,000   67,176,617
     Kerry Logistics Network, Ltd.....................    325,000      495,704
     Kerry Properties, Ltd............................  1,777,000    6,313,405
     MTR Corp., Ltd...................................  1,136,426    5,034,402
     New World Development Co., Ltd................... 22,810,543   27,254,563
     Orient Overseas International, Ltd...............    709,500    4,623,795
     Shangri-La Asia, Ltd.............................  2,604,000    3,373,611
     Sino Land Co., Ltd...............................  4,993,765    8,376,769
     Sun Hung Kai Properties, Ltd.....................  2,883,920   46,853,888
     Swire Pacific, Ltd. Class A......................  1,011,500   13,545,576
     Swire Pacific, Ltd. Class B......................    312,500      763,426
     Wharf Holdings, Ltd. (The).......................  3,706,990   30,150,330
     Wheelock & Co., Ltd..............................  3,670,000   20,811,294
                                                                  ------------
 TOTAL HONG KONG......................................             293,412,119
                                                                  ------------
 IRELAND -- (0.2%)
 *   Bank of Ireland.................................. 30,521,940    9,186,147
     CRH P.L.C........................................    295,666    7,133,137
     CRH P.L.C. Sponsored ADR.........................    215,216    5,195,314
                                                                  ------------
 TOTAL IRELAND........................................              21,514,598
                                                                  ------------
 ISRAEL -- (0.3%)
     Azrieli Group....................................     11,195      386,202
     Bank Hapoalim BM.................................  3,220,797   14,306,947
 *   Bank Leumi Le-Israel BM..........................  3,225,754   10,754,341
     Elbit Systems, Ltd.(M3760D101)...................      1,501       92,747
     Elbit Systems, Ltd.(6308913).....................        323       19,860
 *   Israel Discount Bank, Ltd. Class A...............    832,836    1,301,217
     Migdal Insurance & Financial Holding, Ltd........     10,788       12,844
 *   Mizrahi Tefahot Bank, Ltd........................    210,410    2,296,134

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 ISRAEL -- (Continued)
     Teva Pharmaceutical Industries, Ltd. Sponsored
        ADR...........................................     13,324 $    757,603
                                                                  ------------
 TOTAL ISRAEL.........................................              29,927,895
                                                                  ------------
 ITALY -- (1.7%)
 *   Banca Monte dei Paschi di Siena SpA..............  5,536,180    2,502,903
 *   Banco Popolare SC................................    666,220    8,407,560
     Eni SpA..........................................    547,496    9,213,578
 *   Finmeccanica SpA.................................    185,045    2,020,981
     Intesa Sanpaolo SpA.............................. 10,630,153   31,085,326
     Mediobanca SpA...................................  1,909,740   16,542,572
 *   Telecom Italia SpA...............................  2,527,950    2,937,393
 #*  Telecom Italia SpA Sponsored ADR.................  1,874,500   21,556,750
     UniCredit SpA....................................  6,940,290   40,914,793
     Unione di Banche Italiane SCPA...................  3,582,791   24,643,520
                                                                  ------------
 TOTAL ITALY..........................................             159,825,376
                                                                  ------------
 JAPAN -- (20.8%)
     77 Bank, Ltd. (The)..............................    529,372    2,927,667
 #   Aeon Co., Ltd....................................  2,819,200   29,776,763
     Aisin Seiki Co., Ltd.............................    642,200   22,435,650
     Alfresa Holdings Corp............................    386,000    4,576,350
     Amada Co., Ltd...................................    563,600    5,136,667
     Aoyama Trading Co., Ltd..........................     20,400      685,631
     Asahi Glass Co., Ltd.............................  2,489,000   13,241,438
     Asahi Kasei Corp.................................  4,700,000   46,417,476
     Autobacs Seven Co., Ltd..........................    199,700    2,923,726
     Awa Bank, Ltd. (The).............................     65,600      353,543
     Bank of Kyoto, Ltd. (The)........................    709,400    5,947,388
     Bank of Yokohama, Ltd. (The).....................  2,785,000   15,027,478
     Canon Marketing Japan, Inc.......................    136,100    2,473,082
     Chiba Bank, Ltd. (The)...........................  1,204,000    8,113,961
     Chugoku Bank, Ltd. (The).........................    310,800    4,421,063
     Citizen Holdings Co., Ltd........................    689,600    5,504,470
 #   Coca-Cola East Japan Co., Ltd....................     42,400      705,958
     Coca-Cola West Co., Ltd..........................    159,107    2,275,750
 #   Cosmo Oil Co., Ltd...............................  1,287,364    1,735,731
     Dai Nippon Printing Co., Ltd.....................  1,335,000   12,006,187
     Dai-ichi Life Insurance Co., Ltd. (The)..........  1,110,400   14,876,705
     Daicel Corp......................................    240,700    2,992,655
     Daido Steel Co., Ltd.............................    675,000    2,643,901
 #   Daihatsu Motor Co., Ltd..........................    315,700    4,402,270
     Daiichi Sankyo Co., Ltd..........................    610,000    8,849,488
     Denki Kagaku Kogyo K.K...........................    992,000    3,908,594
     DIC Corp.........................................  1,508,000    3,733,512
     Ebara Corp.......................................    633,000    2,434,776
     Fuji Media Holdings, Inc.........................     74,400      935,239
     FUJIFILM Holdings Corp...........................    838,600   28,342,742
     Fukuoka Financial Group, Inc.....................  1,218,000    6,078,754
 #   Fukuyama Transporting Co., Ltd...................     85,000      475,281
 #   Furukawa Electric Co., Ltd.......................    633,000    1,052,987
     Glory, Ltd.......................................    185,800    4,869,167
     Gunma Bank, Ltd. (The)...........................    650,397    4,276,376

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  JAPAN -- (Continued)
      H2O Retailing Corp...............................    198,900 $ 3,513,213
      Hachijuni Bank, Ltd. (The).......................    620,231   4,087,308
      Hankyu Hanshin Holdings, Inc.....................  1,876,000  10,427,622
      Higo Bank, Ltd. (The)............................    282,000   1,529,171
      Hiroshima Bank, Ltd. (The).......................  1,041,000   5,178,124
  #   Hitachi Capital Corp.............................     47,000     924,054
      Hitachi Chemical Co., Ltd........................    234,500   4,717,707
      Hitachi Construction Machinery Co., Ltd..........    322,800   5,967,789
      Hitachi High-Technologies Corp...................     30,300     941,267
      Hitachi Transport System, Ltd....................    105,000   1,373,656
      Hokuhoku Financial Group, Inc....................  1,919,000   3,954,403
      Honda Motor Co., Ltd.............................  2,839,900  85,693,275
  #   House Foods Group, Inc...........................    111,600   2,232,713
      Ibiden Co., Ltd..................................    459,900   6,913,837
      Idemitsu Kosan Co., Ltd..........................    337,596   5,635,115
      Iida Group Holdings Co., Ltd.....................    108,600   1,350,725
      Inpex Corp.......................................  1,335,200  14,775,797
      Isetan Mitsukoshi Holdings, Ltd..................    550,400   7,804,277
      ITOCHU Corp......................................  3,608,800  36,540,736
      Iyo Bank, Ltd. (The).............................    476,000   5,492,629
      J Front Retailing Co., Ltd.......................    894,300  11,396,267
      JFE Holdings, Inc................................  1,259,700  27,747,861
      Joyo Bank, Ltd. (The)............................  1,307,000   6,569,249
      JTEKT Corp.......................................     49,900     822,958
      JX Holdings, Inc.................................  6,026,333  22,238,561
  #   K's Holdings Corp................................     77,800   2,284,975
      Kagoshima Bank, Ltd. (The).......................    358,143   2,241,018
      Kajima Corp......................................  1,305,000   5,163,261
      Kamigumi Co., Ltd................................    442,000   4,416,924
      Kaneka Corp......................................  1,045,542   6,381,560
      Kawasaki Kisen Kaisha, Ltd.......................  3,579,000  10,244,763
      Keiyo Bank, Ltd. (The)...........................    418,000   2,280,519
      Kewpie Corp......................................     47,400   1,100,541
      Kinden Corp......................................    207,000   2,451,963
      Kirin Holdings Co., Ltd..........................    341,000   4,591,296
      Kobe Steel, Ltd.................................. 12,790,000  22,431,212
      Konica Minolta, Inc..............................  1,762,300  19,393,071
      Kuraray Co., Ltd.................................  1,109,700  13,934,370
      Kurita Water Industries, Ltd.....................     13,500     287,597
      Kyocera Corp.....................................    229,500  10,101,364
      Kyocera Corp. Sponsored ADR......................     25,197   1,101,613
      Kyowa Hakko Kirin Co., Ltd.......................    391,000   4,452,515
      Lintec Corp......................................      5,100     112,227
      LIXIL Group Corp.................................    459,700   8,956,820
      Maeda Road Construction Co., Ltd.................     36,000     568,103
      Marubeni Corp....................................  2,982,600  16,463,161
      Marui Group Co., Ltd.............................    386,642   4,018,985
      Maruichi Steel Tube, Ltd.........................     74,700   1,766,410
      Matsumotokiyoshi Holdings Co., Ltd...............      5,000     164,777
      Medipal Holdings Corp............................    367,600   4,288,896
      Mitsubishi Chemical Holdings Corp................  6,096,500  31,597,125
      Mitsubishi Corp..................................  1,045,900  18,245,934
      Mitsubishi Gas Chemical Co., Inc.................    609,000   2,753,503

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 JAPAN -- (Continued)
     Mitsubishi Logistics Corp........................      5,000 $     74,361
 #   Mitsubishi Materials Corp........................  4,804,000   15,148,750
     Mitsubishi Tanabe Pharma Corp....................    167,800    2,652,757
     Mitsubishi UFJ Financial Group, Inc.............. 21,459,506  114,041,508
 #   Mitsubishi UFJ Financial Group, Inc. ADR.........  4,781,372   25,341,272
     Mitsui & Co., Ltd................................  1,339,800   17,048,620
     Mitsui & Co., Ltd. Sponsored ADR.................     11,723    2,977,642
     Mitsui Chemicals, Inc............................  3,169,800    9,274,739
     Mitsui Engineering & Shipbuilding Co., Ltd.......  1,497,000    2,433,818
     Mitsui Mining & Smelting Co., Ltd................     69,030      144,147
 #   Mitsui OSK Lines, Ltd............................  3,362,000   11,349,972
     Mizuho Financial Group, Inc...................... 51,633,200   84,426,366
     Mizuho Financial Group, Inc. ADR.................    205,757      662,538
     MS&AD Insurance Group Holdings...................    481,553   11,708,574
     Nagase & Co., Ltd................................    235,889    2,932,497
     Nanto Bank, Ltd. (The)...........................     71,000      238,023
     NEC Corp......................................... 10,559,101   29,825,803
     NH Foods, Ltd....................................    429,536   10,619,037
     NHK Spring Co., Ltd..............................    472,100    4,258,257
 #   Nikon Corp.......................................    779,200    9,886,724
     Nippo Corp.......................................    148,000    2,301,322
 #   Nippon Electric Glass Co., Ltd...................    633,000    3,266,933
     Nippon Express Co., Ltd..........................  3,154,238   18,401,207
     Nippon Paper Industries Co., Ltd.................    334,100    5,268,448
     Nippon Shokubai Co., Ltd.........................    308,000    4,137,208
 #   Nippon Steel & Sumitomo Metal Corp............... 19,063,940   44,558,013
     Nippon Yusen K.K.................................  7,040,000   20,930,691
     Nishi-Nippon City Bank, Ltd. (The)...............  1,412,569    4,587,116
     Nissan Motor Co., Ltd............................  5,844,900   49,840,731
     Nisshin Seifun Group, Inc........................    361,018    4,440,065
     Nisshinbo Holdings, Inc..........................    305,000    3,427,343
 #   NOK Corp.........................................    196,420    5,650,093
     Nomura Holdings, Inc.............................  1,414,000    7,517,741
     Nomura Real Estate Holdings, Inc.................    166,300    2,798,293
     NTN Corp.........................................  1,550,000    6,633,563
     NTT DOCOMO, Inc..................................  3,091,700   52,191,929
     NTT DOCOMO, Inc. Sponsored ADR...................      6,118      103,272
     Obayashi Corp....................................    355,682    2,251,548
     Oji Holdings Corp................................  3,392,000   12,786,018
     Otsuka Holdings Co., Ltd.........................    204,000    6,311,568
     Resona Holdings, Inc.............................  3,227,600   16,012,800
     Ricoh Co., Ltd...................................  3,215,400   31,367,427
     Rohm Co., Ltd....................................    220,700   14,189,213
     Sankyo Co., Ltd..................................     82,500    2,965,056
     SBI Holdings, Inc................................    311,800    3,331,764
     Sega Sammy Holdings, Inc.........................    103,400    1,346,495
     Seino Holdings Co., Ltd..........................    315,000    3,427,616
     Sekisui Chemical Co., Ltd........................    125,000    1,367,094
 #   Sekisui House, Ltd...............................  2,117,600   27,383,789
     Shiga Bank, Ltd. (The)...........................    451,185    2,516,730
 #   Shinsei Bank, Ltd................................  1,911,000    3,463,732
     Shizuoka Bank, Ltd. (The)........................    998,000    9,119,439
     Showa Denko K.K..................................  5,905,000    7,547,040

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 JAPAN -- (Continued)
 #   Showa Shell Sekiyu K.K...........................   231,300 $    2,257,384
     SKY Perfect JSAT Holdings, Inc...................   524,100      3,173,884
     Sohgo Security Services Co., Ltd.................    37,300        954,669
 #   Sojitz Corp...................................... 1,906,800      2,464,738
     Sompo Japan Nipponkoa Holdings, Inc..............   373,700     10,369,056
     Sony Corp........................................   543,800     12,790,762
 #   Sony Corp. Sponsored ADR......................... 1,493,847     34,791,697
     Sumitomo Chemical Co., Ltd....................... 6,747,000     26,544,726
     Sumitomo Corp....................................   852,600      8,413,757
     Sumitomo Dainippon Pharma Co., Ltd...............    75,200        790,513
     Sumitomo Electric Industries, Ltd................ 2,774,300     35,748,742
     Sumitomo Forestry Co., Ltd.......................   493,000      4,585,384
     Sumitomo Heavy Industries, Ltd................... 1,646,000      8,907,175
     Sumitomo Metal Mining Co., Ltd...................   794,000     11,347,908
     Sumitomo Mitsui Financial Group, Inc............. 2,728,500     91,559,818
     Sumitomo Mitsui Trust Holdings, Inc.............. 4,217,629     14,831,400
     Sumitomo Osaka Cement Co., Ltd...................   196,000        569,939
     Sumitomo Rubber Industries, Ltd..................   417,600      6,493,881
     Suzuken Co., Ltd.................................   119,500      3,366,607
     Suzuki Motor Corp................................   493,900     15,617,197
     T&D Holdings, Inc................................ 2,073,500     23,350,901
     Taisho Pharmaceutical Holdings Co., Ltd..........    49,199      3,121,639
     Takashimaya Co., Ltd.............................   753,634      6,610,190
     TDK Corp.........................................   530,100     33,036,688
     Teijin, Ltd...................................... 3,936,450     11,726,072
     Tokai Rika Co., Ltd..............................   165,500      3,407,979
     Tokio Marine Holdings, Inc.......................   692,300     24,169,709
     Tokyo Broadcasting System Holdings, Inc..........    85,300        973,547
     Toppan Printing Co., Ltd......................... 1,032,000      6,893,823
     Toshiba TEC Corp.................................    36,000        222,075
     Tosoh Corp....................................... 1,671,000      9,008,123
     Toyo Seikan Group Holdings, Ltd..................   284,849      3,654,647
     Toyobo Co., Ltd..................................   664,000        893,038
     Toyoda Gosei Co., Ltd............................   203,600      4,485,208
 #   Toyota Boshoku Corp..............................   156,600      2,067,265
 #   Toyota Tsusho Corp...............................   890,000     21,077,455
 #   Ube Industries, Ltd.............................. 3,078,000      4,609,783
 #   Ushio, Inc.......................................    44,200        512,063
     Wacoal Holdings Corp.............................   179,000      1,774,230
 #   Yamada Denki Co., Ltd............................ 1,608,100      5,974,303
     Yamaguchi Financial Group, Inc...................   510,148      5,307,563
     Yamaha Corp......................................   423,000      6,160,098
     Yamato Kogyo Co., Ltd............................    62,200      1,600,772
     Yamazaki Baking Co., Ltd.........................   341,000      5,020,550
     Yokohama Rubber Co., Ltd. (The)..................   406,000      3,819,634
                                                                 --------------
 TOTAL JAPAN..........................................            1,977,724,537
                                                                 --------------
 NETHERLANDS -- (2.6%)
     Aegon NV......................................... 2,915,542     20,778,671
     Akzo Nobel NV....................................    31,747      2,287,092
 #   ArcelorMittal(B03XPL1)........................... 3,474,174     33,191,184
 #   ArcelorMittal(B295F26)...........................   638,488      6,155,024
     Boskalis Westminster NV..........................   170,874      7,554,086

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 NETHERLANDS -- (Continued)
 *   ING Groep NV.....................................  6,479,202 $ 80,552,039
 #*  ING Groep NV Sponsored ADR.......................  1,297,167   16,136,758
     Koninklijke Ahold NV.............................    246,583    4,450,440
     Koninklijke DSM NV...............................    654,058   34,691,747
     Koninklijke KPN NV...............................  3,251,631   10,035,771
     Koninklijke Philips NV...........................  1,159,088   31,961,692
     TNT Express NV...................................     72,118      471,675
                                                                  ------------
 TOTAL NETHERLANDS....................................             248,266,179
                                                                  ------------
 NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd..............    726,822    2,350,736
     Contact Energy, Ltd..............................  1,292,916    6,635,477
     Fletcher Building, Ltd...........................    272,978    1,658,278
                                                                  ------------
 TOTAL NEW ZEALAND....................................              10,644,491
                                                                  ------------
 NORWAY -- (0.8%)
     Aker ASA Class A.................................     67,111    1,433,392
     DNB ASA..........................................  1,389,354   20,129,798
     Norsk Hydro ASA..................................  1,614,075    9,485,498
     Norsk Hydro ASA Sponsored ADR....................     59,900      354,009
 #   Seadrill, Ltd....................................    389,333    4,181,436
     SpareBank 1 SR Bank ASA..........................     35,893      225,391
     Statoil ASA......................................    990,235   16,582,752
 #   Statoil ASA Sponsored ADR........................    449,714    7,555,195
 *   Storebrand ASA...................................    777,915    2,351,623
     Subsea 7 SA......................................    669,306    5,693,468
     Yara International ASA...........................    201,845   10,508,523
                                                                  ------------
 TOTAL NORWAY.........................................              78,501,085
                                                                  ------------
 PORTUGAL -- (0.0%)
 #*  Banco Comercial Portugues SA.....................  6,525,893      459,593
 *   Banco Espirito Santo SA..........................  2,631,973           --
     EDP Renovaveis SA................................    541,158    3,617,389
                                                                  ------------
 TOTAL PORTUGAL.......................................               4,076,982
                                                                  ------------
 SINGAPORE -- (1.3%)
     CapitaLand, Ltd..................................  3,546,600    9,102,603
     City Developments, Ltd...........................    555,000    4,113,644
     DBS Group Holdings, Ltd..........................  2,067,587   30,144,628
     Golden Agri-Resources, Ltd....................... 15,835,000    4,912,069
     GuocoLand, Ltd...................................      9,000       11,949
 #   Hutchison Port Holdings Trust.................... 10,411,000    7,423,647
     Keppel Land, Ltd.................................  1,797,000    6,026,171
 #*  Neptune Orient Lines, Ltd........................  1,388,004    1,034,550
     Noble Group, Ltd................................. 12,863,000   10,062,017
     Olam International, Ltd..........................    281,000      409,104
 #   OUE, Ltd.........................................    405,000      657,727
     Singapore Airlines, Ltd..........................  2,371,600   22,151,980
     United Industrial Corp., Ltd.....................  2,016,166    5,249,746
     UOL Group, Ltd...................................  1,001,864    5,331,782
     Venture Corp., Ltd...............................    368,400    2,212,246
     Wheelock Properties Singapore, Ltd...............    861,000    1,193,755

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SINGAPORE -- (Continued)
     Wilmar International, Ltd........................  4,154,000 $  9,858,233
                                                                  ------------
 TOTAL SINGAPORE......................................             119,895,851
                                                                  ------------
 SPAIN -- (2.5%)
 *   Acciona SA.......................................    101,533    7,257,973
     Banco de Sabadell SA............................. 16,018,603   40,480,371
 *   Banco Popular....................................     15,223       64,576
     Banco Popular Espanol SA.........................  3,593,049   15,187,656
     Banco Santander SA...............................  3,479,769   23,405,163
     Banco Santander SA Sponsored ADR.................    743,495    4,973,981
     CaixaBank SA.....................................  2,227,101    9,700,680
     Iberdrola SA..................................... 14,302,198   98,719,826
     Mapfre SA........................................  2,258,646    7,603,407
     Repsol SA........................................  1,624,952   28,785,631
                                                                  ------------
 TOTAL SPAIN..........................................             236,179,264
                                                                  ------------
 SWEDEN -- (3.2%)
     Boliden AB.......................................  1,081,129   16,889,104
     Holmen AB Class A................................      5,131      185,584
     Holmen AB Class B................................     26,875      969,677
     ICA Gruppen AB...................................      2,667      102,470
     Meda AB Class A..................................    308,435    4,344,020
     Nordea Bank AB...................................  3,699,255   46,964,864
     Skandinaviska Enskilda Banken AB Class A.........  3,767,728   45,369,454
 #   Skandinaviska Enskilda Banken AB Class C.........     22,560      280,627
 #*  SSAB AB Class A..................................    181,327      880,595
 *   SSAB AB Class B..................................     77,575      333,853
     Svenska Cellulosa AB Class A.....................     69,959    1,689,096
     Svenska Cellulosa AB Class B.....................  2,234,256   53,854,757
     Svenska Handelsbanken AB Class A.................    391,721   18,549,536
     Svenska Handelsbanken AB Class B.................      3,295      153,583
     Swedbank AB Class A..............................    674,237   16,310,362
     Tele2 AB Class B.................................    740,123    8,372,840
     Telefonaktiebolaget LM Ericsson Class A..........     28,098      328,744
     Telefonaktiebolaget LM Ericsson Class B..........  4,879,427   59,159,419
 #   Telefonaktiebolaget LM Ericsson Sponsored ADR....    952,162   11,549,725
     TeliaSonera AB...................................  3,717,354   22,905,443
                                                                  ------------
 TOTAL SWEDEN.........................................             309,193,753
                                                                  ------------
 SWITZERLAND -- (10.1%)
     ABB, Ltd.........................................  3,506,609   67,418,797
 #   ABB, Ltd. Sponsored ADR..........................     98,484    1,884,984
     Adecco SA........................................    571,300   42,678,122
     Aryzta AG........................................    244,085   18,298,902
     Baloise Holding AG...............................    200,163   26,054,657
     Banque Cantonale Vaudoise........................        468      273,060
     Cie Financiere Richemont SA......................    444,778   36,951,308
     Clariant AG......................................    951,816   15,292,132
     Credit Suisse Group AG...........................    290,425    6,115,143
 #   Credit Suisse Group AG Sponsored ADR.............    849,993   17,883,853
 *   Dufry AG.........................................      7,921    1,163,613
     Givaudan SA......................................      5,469    9,969,030

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SWITZERLAND -- (Continued)
     Holcim, Ltd......................................    887,877 $ 62,074,035
     Julius Baer Group, Ltd...........................    245,755    9,998,327
     Lonza Group AG...................................    162,986   19,303,444
     Novartis AG......................................  2,434,443  237,243,091
     Novartis AG ADR..................................    681,571   66,385,015
     Sulzer AG........................................     50,596    5,357,116
     Swatch Group AG (The)............................     44,280    3,255,119
     Swiss Life Holding AG............................     75,209   16,783,150
     Swiss Re AG......................................  1,091,315   98,444,682
     Syngenta AG......................................     64,012   20,850,866
     UBS Group AG(BRJL176)............................  3,486,465   58,436,829
 *   UBS Group AG(H42097107)..........................    500,015    8,340,250
     Zurich Insurance Group AG........................    333,311  110,518,657
                                                                  ------------
 TOTAL SWITZERLAND....................................             960,974,182
                                                                  ------------
 UNITED KINGDOM -- (15.8%)
     Anglo American P.L.C.............................  3,418,604   57,103,048
     Barclays P.L.C...................................     26,480       92,998
     Barclays P.L.C. Sponsored ADR....................  4,944,879   69,426,101
     Barratt Developments P.L.C.......................  1,006,942    6,931,262
     BP P.L.C.........................................  1,912,816   12,287,991
     BP P.L.C. Sponsored ADR..........................  7,651,020  297,089,106
     Carnival P.L.C...................................    569,266   25,486,688
 #   Carnival P.L.C. ADR..............................    206,977    9,222,895
     Friends Life Group, Ltd..........................  3,422,696   20,467,296
     Glencore P.L.C...................................  9,442,477   35,207,040
     HSBC Holdings P.L.C..............................  9,576,787   87,619,995
     HSBC Holdings P.L.C. Sponsored ADR...............  2,106,497   96,309,042
     Investec P.L.C...................................  1,195,168   10,042,081
 #   J Sainsbury P.L.C................................  5,377,115   20,605,161
     Kingfisher P.L.C.................................  7,866,494   40,466,528
 *   Lloyds Banking Group P.L.C....................... 52,196,847   57,824,391
 *   Lloyds Banking Group P.L.C. ADR..................  1,528,251    6,709,022
     Old Mutual P.L.C.................................  9,672,569   30,177,153
 #   Pearson P.L.C. Sponsored ADR.....................  1,179,255   23,891,706
 *   Royal Bank of Scotland Group P.L.C...............  3,666,673   19,909,015
 #*  Royal Bank of Scotland Group P.L.C. Sponsored
       ADR............................................    400,166    4,345,803
 #   Royal Dutch Shell P.L.C.(B03MM73)................  3,323,210  212,652,208
     Royal Dutch Shell P.L.C.(B03MLX2)................    578,802   17,639,316
     Royal Dutch Shell P.L.C.(B03MM40)................    255,146    8,077,913
     Royal Dutch Shell P.L.C. ADR.....................    755,142   46,403,476
 *   RSA Insurance Group P.L.C........................  1,030,609    7,032,648
     Standard Chartered P.L.C.........................  4,120,837   54,950,897
     Vedanta Resources P.L.C..........................     64,463      360,220
     Vodafone Group P.L.C............................. 30,735,167  108,079,533
     Vodafone Group P.L.C. Sponsored ADR..............  2,488,357   87,415,991

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
 UNITED KINGDOM -- (Continued)
       WM Morrison Supermarkets P.L.C................  9,456,529 $   25,514,875
                                                                 --------------
 TOTAL UNITED KINGDOM................................             1,499,341,399
                                                                 --------------
 TOTAL COMMON STOCKS.................................             9,103,181,787
                                                                 --------------
 PREFERRED STOCKS -- (0.2%)
 GERMANY -- (0.2%)
       Porsche Automobil Holding SE..................    254,382     21,317,902
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 SPAIN -- (0.0%)
 *     Banco Santander SA............................  3,479,768        532,706
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (4.0%)
 (S)@  DFA Short Term Investment Fund................ 33,040,228    382,275,441
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,890,559,483)^^...........................            $9,507,307,836
                                                                 ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $   18,827,572 $  532,638,368   --    $  551,465,940
    Austria...............             --     10,762,766   --        10,762,766
    Belgium...............      4,378,004    115,060,840   --       119,438,844
    Canada................    756,427,293             --   --       756,427,293
    Denmark...............             --    129,048,818   --       129,048,818
    Finland...............      2,105,373     74,918,345   --        77,023,718
    France................      4,078,577    784,648,665   --       788,727,242
    Germany...............     59,870,729    660,938,726   --       720,809,455
    Hong Kong.............             --    293,412,119   --       293,412,119
    Ireland...............      5,195,314     16,319,284   --        21,514,598
    Israel................        850,350     29,077,545   --        29,927,895
    Italy.................     21,556,750    138,268,626   --       159,825,376
    Japan.................     64,978,034  1,912,746,503   --     1,977,724,537
    Netherlands...........     22,291,782    225,974,397   --       248,266,179
    New Zealand...........             --     10,644,491   --        10,644,491
    Norway................     12,090,640     66,410,445   --        78,501,085
    Portugal..............             --      4,076,982   --         4,076,982
    Singapore.............             --    119,895,851   --       119,895,851
    Spain.................      4,973,981    231,205,283   --       236,179,264
    Sweden................     11,549,725    297,644,028   --       309,193,753
    Switzerland...........    152,930,931    808,043,251   --       960,974,182
    United Kingdom........    853,465,350    645,876,049   --     1,499,341,399
 Preferred Stocks
    Germany...............             --     21,317,902   --        21,317,902
 Rights/Warrants
    Spain.................             --        532,706   --           532,706
 Securities Lending
    Collateral............             --    382,275,441   --       382,275,441
                           -------------- --------------   --    --------------
 TOTAL.................... $1,995,570,405 $7,511,737,431   --    $9,507,307,836
                           ============== ==============   ==    ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (88.8%)
   Consumer Discretionary -- (18.2%)
       Accordia Golf Co., Ltd........................... 360,489 $ 3,670,724
   #   Adastria Holdings Co., Ltd.......................  96,320   2,537,001
   #   Aeon Fantasy Co., Ltd............................  57,832     775,073
   #*  AGORA Hospitality Group Co., Ltd................. 591,000     235,520
       Ahresty Corp..................................... 127,000     690,623
   #*  Aigan Co., Ltd...................................  95,200     202,189
       Aisan Industry Co., Ltd.......................... 207,600   1,809,945
   #   Akebono Brake Industry Co., Ltd.................. 448,700   1,584,230
   #   Alpen Co., Ltd................................... 112,500   1,652,537
       Alpha Corp.......................................  30,400     307,840
       Alpine Electronics, Inc.......................... 281,600   4,355,044
       Amiyaki Tei Co., Ltd.............................  24,500     815,175
       Amuse, Inc.......................................  22,299     578,928
   *   Anrakutei Co., Ltd...............................  22,000      80,244
       AOI Pro, Inc.....................................  44,800     296,630
       AOKI Holdings, Inc............................... 276,200   3,204,989
       Aoyama Trading Co., Ltd.......................... 315,900  10,617,191
       Arata Corp.......................................  91,000     250,379
       Arcland Sakamoto Co., Ltd........................  90,700   1,691,821
       Asahi Broadcasting Corp..........................  21,200     169,428
   #   Asahi Co., Ltd...................................  95,000     929,558
   #   Asatsu-DK, Inc................................... 202,000   5,053,114
   #*  Ashimori Industry Co., Ltd....................... 319,000     430,915
   #   ASKUL Corp.......................................  46,600     724,580
   #   Atom Corp........................................ 169,300   1,269,848
       Atsugi Co., Ltd.................................. 765,000     758,462
       Autobacs Seven Co., Ltd.......................... 419,100   6,135,872
   #   Avex Group Holdings, Inc......................... 238,200   4,016,850
       Belluna Co., Ltd................................. 242,700   1,039,072
       Best Denki Co., Ltd.............................. 396,500     496,565
   #   Bic Camera, Inc.................................. 497,600   5,639,990
   #   Bookoff Corp.....................................  63,000     459,630
   #   BRONCO BILLY Co., Ltd............................  19,800     653,063
       Calsonic Kansei Corp............................. 990,000   5,625,309
   #   Can Do Co., Ltd..................................  65,300     851,400
       Central Sports Co., Ltd..........................  32,000     543,637
       CHIMNEY Co., Ltd.................................  24,600     465,429
       Chiyoda Co., Ltd................................. 153,100   3,257,250
       Chofu Seisakusho Co., Ltd........................  86,200   2,165,492
   #   Chori Co., Ltd...................................  73,900   1,196,834
       Chuo Spring Co., Ltd............................. 202,000     565,316
   #*  Clarion Co., Ltd................................. 789,000   2,327,552
       Cleanup Corp..................................... 133,500     987,914
   #   Colowide Co., Ltd................................ 353,900   5,969,450
       Corona Corp......................................  82,400     817,076
   #   Cross Plus, Inc..................................  22,000     148,633
   #   DA Consortium, Inc............................... 148,200     629,363
       Daido Metal Co., Ltd............................. 190,000   1,783,309
       Daidoh, Ltd...................................... 141,200     613,503
       Daiichikosho Co., Ltd............................ 187,900   5,441,513
       Daikoku Denki Co., Ltd...........................  44,700     715,950

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       Daimaruenawin Co., Ltd...........................       400 $    2,624
   #   Dainichi Co., Ltd................................    49,300    321,292
   #   Daisyo Corp......................................    54,300    684,747
       DCM Holdings Co., Ltd............................   546,000  3,642,874
   #   Descente, Ltd....................................   254,000  2,879,087
       Doshisha Co., Ltd................................   144,400  2,253,943
       Doutor Nichires Holdings Co., Ltd................   182,086  2,588,000
   #   Dunlop Sports Co., Ltd...........................    77,500    858,562
       Dynic Corp.......................................   174,000    261,769
       Eagle Industry Co., Ltd..........................   151,500  2,821,657
   #   EDION Corp.......................................   528,800  3,921,633
       Exedy Corp.......................................   193,300  4,250,894
       F T Communications Co., Ltd......................    12,300    191,772
       F-Tech, Inc......................................    30,300    299,094
   #   FCC Co., Ltd.....................................   203,300  3,865,127
   #   Fields Corp......................................    93,500  1,188,410
       Fine Sinter Co., Ltd.............................    49,000    146,900
   #   First Juken Co., Ltd.............................    18,500    195,826
       Foster Electric Co., Ltd.........................   134,300  2,522,887
       France Bed Holdings Co., Ltd.....................   711,000  1,084,880
   #   Fuji Co. Ltd/Ehime...............................   110,800  2,011,564
   #   Fuji Corp., Ltd..................................   134,800    766,268
       Fuji Kiko Co., Ltd...............................   148,000    674,368
   #   Fuji Kyuko Co., Ltd..............................   161,000  1,690,939
       Fuji Oozx, Inc...................................     6,000     25,591
   #   Fujibo Holdings, Inc.............................   763,000  2,010,915
   #   Fujikura Rubber, Ltd.............................    75,200    508,974
       Fujishoji Co., Ltd...............................    32,400    406,649
       Fujita Kanko, Inc................................   108,000    427,560
       Fujitsu General, Ltd.............................   381,000  3,737,147
       FuKoKu Co., Ltd..................................    42,000    457,907
       Funai Electric Co., Ltd..........................    41,000    493,793
   #   Furukawa Battery Co, Ltd. (The)..................    98,000    802,865
       Futaba Industrial Co., Ltd.......................   329,300  1,644,574
       G-7 Holdings, Inc................................    29,200    248,447
       G-Tekt Corp......................................    96,900    923,222
   #   Gakken Holdings Co., Ltd.........................   322,000    677,629
   #   Genki Sushi Co., Ltd.............................    32,900    795,327
   #   Geo Holdings Corp................................   219,400  2,146,716
   #   GLOBERIDE, Inc...................................   641,000  1,038,385
       Goldwin, Inc.....................................   188,000  1,055,905
       Gourmet Kineya Co., Ltd..........................    87,000    694,934
       GSI Creos Corp...................................   345,000    385,020
       Gulliver International Co., Ltd..................   396,400  3,146,091
       Gunze, Ltd....................................... 1,111,000  2,877,838
   #   H-One Co., Ltd...................................    69,500    389,594
       H2O Retailing Corp...............................   299,605  5,291,987
   #   Hagihara Industries, Inc.........................    27,400    453,355
       Hakuyosha Co., Ltd...............................    65,000    139,256
   #   Happinet Corp....................................    96,500  1,075,288
       Hard Off Corp. Co., Ltd..........................    52,500    503,893
       Haruyama Trading Co., Ltd........................    47,900    293,048
       HI-LEX Corp......................................    57,600  1,650,213

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
   #   Hiday Hidaka Corp................................    61,464 $1,933,283
       Higashi Nihon House Co., Ltd.....................   229,500  1,002,275
   #   Himaraya Co., Ltd................................    35,900    304,901
   #   Hiramatsu, Inc...................................   161,300    879,793
   #   HIS Co., Ltd.....................................   156,900  5,380,014
       Honeys Co., Ltd..................................   109,140    973,193
   #   Hoosiers Holdings Co., Ltd.......................   186,400    780,930
       Ichibanya Co., Ltd...............................    48,600  2,015,030
   #   Ichikoh Industries, Ltd..........................   294,000    605,023
   #   IJT Technology Holdings Co., Ltd.................   128,280    560,077
       Ikyu Corp........................................   118,500  1,545,718
   #   Imasen Electric Industrial.......................    90,600  1,169,128
   #   Imperial Hotel, Ltd..............................    14,200    310,828
       Intage Holdings, Inc.............................    86,600  1,225,886
   *   Izuhakone Railway Co., Ltd.......................       300         --
   *   Izutsuya Co., Ltd................................   617,000    334,166
   #*  Janome Sewing Machine Co., Ltd................... 1,095,000  1,265,797
       Japan Vilene Co., Ltd............................   162,000    823,859
       Japan Wool Textile Co., Ltd. (The)...............   353,000  2,353,741
   #   Jin Co., Ltd.....................................    82,300  2,507,523
       Joban Kosan Co., Ltd.............................   352,000    471,326
   #   Joshin Denki Co., Ltd............................   211,000  1,776,223
   #   JP-Holdings, Inc.................................   307,500    946,071
   #*  JVC Kenwood Corp.................................   959,030  2,273,317
   #   K's Holdings Corp................................   179,900  5,283,637
   *   Kadokawa Dwango Corp.............................   253,333  3,750,245
       Kasai Kogyo Co., Ltd.............................   142,300  1,210,569
   #   Kawai Musical Instruments Manufacturing Co., Ltd.    46,000    908,424
       Keihin Corp......................................   275,300  4,388,111
   #   Keiyo Co., Ltd...................................   181,300    860,940
   #   KFC Holdings Japan, Ltd..........................    77,000  1,432,074
   #*  Kintetsu Department Store Co., Ltd...............   149,000    425,006
       Kinugawa Rubber Industrial Co., Ltd..............   290,000  1,299,555
       Kitamura Co., Ltd................................     2,000     12,832
   *   KNT-CT Holdings Co., Ltd.........................   641,000    873,787
   #   Kohnan Shoji Co., Ltd............................   194,000  2,193,114
   #   Kojima Co., Ltd..................................   167,300    447,258
       Komatsu Seiren Co., Ltd..........................   138,300    625,796
       Komeri Co., Ltd..................................   197,000  4,225,293
   #   Konaka Co., Ltd..................................   126,060    658,364
       Koshidaka Holdings Co., Ltd......................    45,400    825,365
   #   Kourakuen Corp...................................    24,800    345,710
   #   KU Holdings Co., Ltd.............................   136,400    736,512
       Kura Corp........................................    70,500  2,124,018
       Kurabo Industries, Ltd........................... 1,301,000  2,181,774
   #   Kuraudia Co., Ltd................................     5,700     65,411
   #   KYB Co., Ltd..................................... 1,154,000  4,579,261
   #   Kyoritsu Maintenance Co., Ltd....................    61,060  3,410,718
   #   Kyoto Kimono Yuzen Co., Ltd......................    71,400    608,184
   #*  Laox Co., Ltd....................................   566,000  1,263,363
       LEC, Inc.........................................    42,800    475,679
   #   Look, Inc........................................   235,000    441,843
   #   Mamiya-Op Co., Ltd...............................   331,000    619,858

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Consumer Discretionary -- (Continued)
  #   Marche Corp......................................     6,900 $    52,772
  #   Mars Engineering Corp............................    50,500     893,399
  #*  Maruei Department Store Co., Ltd.................    17,000      20,108
  #*  Maruzen CHI Holdings Co., Ltd....................    29,800      90,011
  #   Matsuya Foods Co., Ltd...........................    48,200   1,011,547
      Meiko Network Japan Co., Ltd.....................   126,900   1,313,026
  #   Meiwa Estate Co., Ltd............................    56,900     236,230
      Mikuni Corp......................................   121,000     452,773
      Misawa Homes Co., Ltd............................   168,800   1,495,489
      Mitsuba Corp.....................................   214,690   3,809,879
      Mitsui Home Co., Ltd.............................   170,000     715,468
  #   Mizuno Corp......................................   596,000   2,931,032
      Monogatari Corp. (The)...........................    25,400     880,710
      Mr Max Corp......................................   119,000     292,373
      Murakami Corp....................................    11,000     160,022
  #   Musashi Seimitsu Industry Co., Ltd...............   132,600   2,496,714
      Nafco Co., Ltd...................................    34,300     467,719
  #   Nagawa Co., Ltd..................................     8,900     222,567
  #*  Naigai Co., Ltd.................................. 1,450,000     759,985
      Nakayamafuku Co., Ltd............................     9,500      71,793
      Next Co., Ltd....................................   143,600   1,198,231
  #   Nexyz Corp.......................................    11,900      58,945
      Nice Holdings, Inc...............................   460,000     738,868
      Nifco, Inc.......................................   295,500  10,179,090
      Nihon Eslead Corp................................    34,900     363,244
  #   Nihon Plast Co., Ltd.............................    11,300      91,983
      Nihon Tokushu Toryo Co., Ltd.....................    61,700     391,139
      Nippon Felt Co., Ltd.............................    58,200     271,809
      Nippon Piston Ring Co., Ltd......................   500,000   1,005,961
      Nippon Seiki Co., Ltd............................   224,400   5,074,768
      Nishikawa Rubber Co., Ltd........................    15,000     249,070
  #   Nishimatsuya Chain Co., Ltd......................   307,700   2,450,991
      Nissan Tokyo Sales Holdings Co., Ltd.............   236,000     528,268
  #   Nissei Build Kogyo Co., Ltd......................   339,000     804,954
  #*  Nissen Holdings Co., Ltd.........................    59,900     155,183
      Nissin Kogyo Co., Ltd............................   230,200   3,524,043
      Nittan Valve Co., Ltd............................    82,800     230,904
      Nojima Corp......................................    13,700     159,817
      Ohashi Technica, Inc.............................    33,000     437,218
  #   Ohsho Food Service Corp..........................    72,500   2,912,261
  #   Onward Holdings Co., Ltd.........................   757,000   4,881,785
      OPT, Inc.........................................    81,500     443,285
  #   Otsuka Kagu, Ltd.................................    39,700     346,342
      Pacific Industrial Co., Ltd......................   239,800   1,946,194
  #   Pal Co., Ltd.....................................    69,500   1,805,259
      Paltac Corp......................................   201,234   2,532,976
      PanaHome Corp....................................   494,200   2,969,230
      Parco Co., Ltd...................................   116,400     991,317
      Paris Miki Holdings, Inc.........................   155,600     631,269
      PIA Corp.........................................     5,500     102,271
      Piolax, Inc......................................    58,300   2,800,610
  #*  Pioneer Corp..................................... 1,976,400   3,716,687
      Plenus Co., Ltd..................................   135,700   2,333,603

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    Consumer Discretionary -- (Continued)
    #   Press Kogyo Co., Ltd............................. 615,000 $2,071,849
    #   Pressance Corp...................................  40,700  1,300,492
        Proto Corp.......................................  64,100  1,004,139
        Renaissance, Inc.................................  57,700    568,111
    #*  Renown, Inc...................................... 336,200    319,194
    #   Resort Solution Co., Ltd......................... 180,000    398,559
    #   Resorttrust, Inc................................. 127,416  3,051,609
        Rhythm Watch Co., Ltd............................ 595,000    821,825
    #   Riberesute Corp..................................  14,500     85,579
    #   Right On Co., Ltd................................  89,925    567,027
        Riken Corp....................................... 537,000  2,103,009
        Ringer Hut Co., Ltd..............................  69,000  1,355,403
    #   Round One Corp................................... 446,000  2,785,094
        Royal Holdings Co., Ltd.......................... 182,400  2,608,336
        Sac's Bar Holdings, Inc..........................  94,050  1,355,360
    #   Saizeriya Co., Ltd............................... 190,700  3,086,892
    #   Sakai Ovex Co., Ltd.............................. 378,000    571,507
        San Holdings, Inc................................  15,400    240,484
        Sanden Corp...................................... 706,000  3,297,229
        Sanei Architecture Planning Co., Ltd.............  53,700    410,263
        Sangetsu Co., Ltd................................ 178,025  4,767,844
    #   Sanko Marketing Foods Co., Ltd...................  30,400    234,002
        Sankyo Seiko Co., Ltd............................ 188,700    763,492
        Sanoh Industrial Co., Ltd........................ 140,500    884,185
    #   Sanyo Electric Railway Co., Ltd.................. 152,000    596,906
        Sanyo Housing Nagoya Co., Ltd....................  38,600    420,155
        Sanyo Shokai, Ltd................................ 688,000  1,621,024
        Sato Restaurant Systems Co., Ltd.................  59,200    520,685
    #   Scroll Corp...................................... 171,100    415,132
    #   Seiko Holdings Corp.............................. 954,407  5,205,651
    #   Seiren Co., Ltd.................................. 300,900  2,452,632
    #   Senshukai Co., Ltd............................... 186,700  1,316,524
    #   Septeni Holdings Co., Ltd........................  58,100    619,185
    #   Seria Co., Ltd................................... 121,700  3,512,563
    #   Shidax Corp......................................  92,500    423,425
    #   Shikibo, Ltd..................................... 802,000    803,608
        Shimachu Co., Ltd................................ 305,800  7,665,006
        Shimojima Co., Ltd...............................  25,900    234,152
        Shiroki Corp..................................... 285,000    748,181
        Shobunsha Publications, Inc...................... 273,500  2,008,457
        Shochiku Co., Ltd................................ 220,000  2,182,359
        Showa Corp....................................... 326,700  3,318,889
        SKY Perfect JSAT Holdings, Inc................... 552,500  3,345,871
        SNT Corp.........................................  88,700    399,847
        Soft99 Corp......................................  70,600    394,537
        Sotoh Co., Ltd...................................  42,600    369,580
        SPK Corp.........................................  18,600    324,438
        St Marc Holdings Co., Ltd........................  49,000  3,150,844
        Starts Corp., Inc................................ 152,400  2,112,652
        Step Co., Ltd....................................  40,700    288,022
        Studio Alice Co., Ltd............................  63,100    988,256
        Suminoe Textile Co., Ltd......................... 342,000    859,495
        Sumitomo Forestry Co., Ltd....................... 276,466  2,571,405

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       Sumitomo Riko Co, Ltd............................   238,200 $1,941,871
       Suncall Corp.....................................    27,000    156,309
       T RAD Co., Ltd...................................   424,000    864,287
       T-Gaia Corp......................................   161,400  1,753,300
   #   Tachi-S Co., Ltd.................................   167,540  2,440,767
   #   Tachikawa Corp...................................    50,800    287,713
       Taiho Kogyo Co., Ltd.............................   101,000  1,123,069
       Takamatsu Construction Group Co., Ltd............    83,600  1,725,860
   #   Takata Corp......................................   120,100  1,400,756
       Take And Give Needs Co., Ltd.....................    55,670    453,895
       Takihyo Co., Ltd.................................    76,000    266,959
   #   Tama Home Co., Ltd...............................    98,700    446,220
       Tamron Co., Ltd..................................   111,400  2,175,896
   *   TASAKI & Co., Ltd................................     8,300    132,453
       TBK Co., Ltd.....................................   119,000    617,924
   *   Ten Allied Co., Ltd..............................    50,000    164,321
       Tigers Polymer Corp..............................    52,100    344,548
       Toa Corp.........................................   137,500  1,379,919
   #   Toabo Corp.......................................   548,000    353,478
   #   Toei Animation Co., Ltd..........................    22,500    771,264
       Toei Co., Ltd....................................   421,000  2,438,304
       Tohokushinsha Film Corp..........................    22,500    162,554
       Tokai Rika Co., Ltd..............................   295,500  6,084,941
   #   Token Corp.......................................    48,050  1,991,467
   #   Tokyo Dome Corp.................................. 1,229,200  5,685,397
       Tokyo Individualized Educational Institute, Inc..    72,000    214,172
       Tokyotokeiba Co., Ltd............................   267,000    666,082
   #   Tokyu Recreation Co., Ltd........................    81,000    463,658
   #   Tomy Co., Ltd....................................   385,193  2,133,732
       Topre Corp.......................................   222,100  3,054,478
   #   Toridoll.corp....................................   128,800  1,869,223
       Tosho Co., Ltd...................................    45,100  1,137,406
       Tow Co., Ltd.....................................     5,600     41,546
       TPR Co., Ltd.....................................   132,400  3,350,422
       TS Tech Co., Ltd.................................   136,000  3,426,520
       TSI Holdings Co., Ltd............................   443,295  2,534,139
   #   Tsukada Global Holdings, Inc.....................   112,600    691,448
   #   Tsukamoto Corp. Co., Ltd.........................   190,000    220,571
       Tsutsumi Jewelry Co., Ltd........................    48,600  1,037,833
       Tv Tokyo Holdings Corp...........................    12,200    266,982
   #   Tyo, Inc.........................................   313,000    461,102
   #   U-Shin, Ltd......................................   130,600    783,139
       Unipres Corp.....................................   227,800  3,962,765
       United Arrows, Ltd...............................   142,400  4,047,466
   *   Unitika, Ltd..................................... 3,182,000  1,481,068
   #   Universal Entertainment Corp.....................    90,200  1,525,075
   #*  Usen Corp........................................   771,880  2,023,091
   #   Village Vanguard Co., Ltd........................    33,000    391,930
       VT Holdings Co., Ltd.............................   499,500  2,010,215
       Wacoal Holdings Corp.............................   643,000  6,373,350
   *   Watabe Wedding Corp..............................    23,400     99,911
   #   WATAMI Co., Ltd..................................   138,100  1,366,958
   #   West Holdings Corp...............................    99,600    789,090

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   Consumer Discretionary -- (Continued)
       Workman Co., Ltd.................................     900 $     44,227
       Wowow, Inc.......................................  28,300    1,220,730
       Xebio Co., Ltd................................... 161,000    2,492,094
   #   Yachiyo Industry Co., Ltd........................  15,700      132,891
   #   Yamato International, Inc........................   8,200       29,948
       Yellow Hat, Ltd..................................  95,400    1,866,093
   #   Yomiuri Land Co., Ltd............................ 254,000    1,014,675
   #   Yondoshi Holdings, Inc........................... 114,620    1,755,671
       Yonex Co., Ltd...................................  45,600      459,321
       Yorozu Corp...................................... 105,800    2,048,804
   #   Yoshinoya Holdings Co., Ltd...................... 275,300    3,117,571
       Yutaka Giken Co., Ltd............................   2,500       52,185
   #   Zenrin Co., Ltd.................................. 156,000    2,007,071
   #   Zensho Holdings Co., Ltd......................... 694,300    6,277,634
   #   Zojirushi Corp................................... 184,000    1,230,696
                                                                 ------------
   Total Consumer Discretionary.........................          511,934,615
                                                                 ------------
   Consumer Staples -- (8.2%)
       Aderans Co., Ltd................................. 133,000    1,180,686
   #   Aeon Hokkaido Corp............................... 339,700    2,023,603
   #   Ain Pharmaciez, Inc.............................. 142,400    4,589,381
       Arcs Co., Ltd.................................... 196,400    4,046,572
       Ariake Japan Co., Ltd............................ 111,800    3,037,184
   #   Artnature, Inc...................................  95,500      998,536
       Axial Retailing, Inc.............................  86,300    1,985,992
       Belc Co., Ltd....................................  60,800    1,686,901
       Cawachi, Ltd.....................................  90,500    1,442,559
       CFS Corp.........................................  15,400      103,873
       Chubu Shiryo Co., Ltd............................ 118,000      659,421
       Chuo Gyorui Co., Ltd.............................  93,000      221,579
       Coca-Cola West Co., Ltd.......................... 240,800    3,444,227
       Cocokara fine, Inc............................... 107,260    2,657,703
       CREATE SD HOLDINGS Co., Ltd......................  52,900    1,797,366
       Daikokutenbussan Co., Ltd........................  36,800    1,426,307
       Dr Ci:Labo Co., Ltd..............................  85,200    2,927,121
       Dydo Drinco, Inc.................................  43,900    1,802,462
   #   Earth Chemical Co., Ltd..........................  79,400    2,652,076
   #   Fancl Corp....................................... 232,200    3,716,331
   *   Feed One Holdings Co., Ltd....................... 836,040      780,754
   #*  First Baking Co., Ltd............................ 183,000      203,519
       Fuji Oil Co. Ltd/Osaka........................... 367,600    4,722,956
       Fujicco Co., Ltd................................. 123,600    2,206,486
   *   Fujiya Co., Ltd..................................  61,000       99,987
       Genky Stores, Inc................................  12,100      978,472
       Hagoromo Foods Corp..............................  39,000      367,198
       Heiwado Co., Ltd................................. 184,300    3,907,416
   #   Hokkaido Coca-Cola Bottling Co., Ltd.............  87,000      389,328
   #   Hokuto Corp...................................... 133,900    2,464,496
   #   House Foods Group, Inc........................... 202,800    4,057,296
       Inageya Co., Ltd................................. 178,200    1,973,392
   #   Ito En, Ltd......................................  56,400    1,083,451
   #   Itochu-Shokuhin Co., Ltd.........................  27,400      934,486
   #   Itoham Foods, Inc................................ 960,800    5,485,505

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Staples -- (Continued)
       J-Oil Mills, Inc.................................   587,000 $2,099,302
   #   Kagome Co., Ltd..................................    18,900    299,308
   #   Kakiyasu Honten Co., Ltd.........................    25,700    426,474
       Kameda Seika Co., Ltd............................    74,100  2,498,778
       Kansai Super Market, Ltd.........................    16,700    114,141
   #   Kasumi Co., Ltd..................................   248,100  2,080,947
       Kato Sangyo Co., Ltd.............................   118,000  2,163,481
   #   Kenko Mayonnaise Co., Ltd........................    48,900    696,232
       KEY Coffee, Inc..................................   112,000  1,614,644
   *   Kirindo Holdings Co., Ltd........................    28,300    196,607
   #   Kobe Bussan Co., Ltd.............................    27,400  1,132,054
   #   Kotobuki Spirits Co., Ltd........................    31,300    721,926
       Kusuri No Aoki Co., Ltd..........................    50,200  3,334,934
       Kyokuyo Co., Ltd.................................   563,000  1,323,898
   #   Life Corp........................................   183,400  2,623,955
   #   Lion Corp........................................ 1,164,000  6,323,329
       Mandom Corp......................................   121,500  4,102,446
       Marudai Food Co., Ltd............................   650,000  2,327,995
       Maruha Nichiro Corp..............................   231,507  3,445,108
       Matsumotokiyoshi Holdings Co., Ltd...............   230,300  7,589,632
   #   Maxvalu Nishinihon Co., Ltd......................     3,200     45,876
       Maxvalu Tokai Co., Ltd...........................    57,500    878,907
       Medical System Network Co., Ltd..................    78,200    246,205
       Megmilk Snow Brand Co., Ltd......................   266,000  3,656,894
       Meito Sangyo Co., Ltd............................    53,700    533,811
       Milbon Co., Ltd..................................    71,676  2,027,451
   #   Ministop Co., Ltd................................    90,700  1,223,922
   #   Mitsubishi Shokuhin Co., Ltd.....................    87,800  1,948,905
       Mitsui Sugar Co., Ltd............................   541,850  1,837,371
       Miyoshi Oil & Fat Co., Ltd.......................   390,000    459,181
       Morinaga & Co., Ltd.............................. 1,167,000  3,630,853
       Morinaga Milk Industry Co., Ltd.................. 1,167,000  5,045,109
       Morozoff, Ltd....................................   146,000    457,916
       Nagatanien Co., Ltd..............................   129,000  1,244,806
       Nakamuraya Co., Ltd..............................   189,000    765,691
       Natori Co., Ltd..................................    21,300    254,009
       Nichimo Co., Ltd.................................   170,000    289,143
       Nichirei Corp.................................... 1,544,000  8,184,602
   #   Nihon Chouzai Co., Ltd...........................    15,980    505,082
       Niitaka Co., Ltd.................................     2,060     19,631
       Nippon Beet Sugar Manufacturing Co., Ltd.........   626,000  1,088,933
       Nippon Flour Mills Co., Ltd......................   730,000  3,462,250
   *   Nippon Suisan Kaisha, Ltd........................ 1,523,100  5,262,942
   #   Nisshin Oillio Group, Ltd. (The).................   699,000  2,542,341
       Nissin Sugar Co., Ltd............................    19,600    411,502
       Nitto Fuji Flour Milling Co., Ltd................    64,000    174,036
       Noevir Holdings Co., Ltd.........................    70,500  1,283,248
       Oenon Holdings, Inc..............................   316,000    582,393
   #   OIE Sangyo Co., Ltd..............................    20,900    149,865
       Okuwa Co., Ltd...................................   120,000    978,422
       Olympic Group Corp...............................    64,900    463,079
       OUG Holdings, Inc................................    29,000     56,797
       Prima Meat Packers, Ltd..........................   884,000  2,298,536

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #   Qol Co., Ltd.....................................    54,100 $    385,851
  #   Riken Vitamin Co., Ltd...........................    79,200    3,003,176
  #   Rock Field Co., Ltd..............................    60,500    1,078,609
  #   Rokko Butter Co., Ltd............................    45,800      413,157
      S Foods, Inc.....................................    77,762    1,395,060
      S&B Foods, Inc...................................       499       18,871
  #   Sakata Seed Corp.................................   187,900    3,263,402
      San-A Co., Ltd...................................   101,600    3,391,973
      Sapporo Holdings, Ltd............................ 1,993,000    8,395,035
  #   Shoei Foods Corp.................................    47,000      368,165
      Showa Sangyo Co., Ltd............................   524,000    2,158,409
      Sogo Medical Co., Ltd............................    28,700    1,382,681
      ST Corp..........................................    78,900      681,416
      Starzen Co., Ltd.................................   358,000    1,238,611
  #   Takara Holdings, Inc.............................   939,300    5,991,433
  #   Tobu Store Co., Ltd..............................   205,000      489,464
      Toho Co., Ltd....................................   212,000      785,205
  #   Tohto Suisan Co., Ltd............................   173,000      284,334
  #   Torigoe Co., Ltd. (The)..........................    82,600      500,035
      Toyo Sugar Refining Co., Ltd.....................   157,000      134,637
  #   UNY Group Holdings Co., Ltd...................... 1,510,900    8,693,068
      Valor Co., Ltd...................................   218,200    4,115,968
      Warabeya Nichiyo Co., Ltd........................    85,860    1,436,404
      Welcia Holdings Co., Ltd.........................    72,600    2,672,330
      Yaizu Suisankagaku Industry Co., Ltd.............    47,400      414,974
      Yamatane Corp....................................   535,000      792,044
  #   Yamaya Corp......................................    24,700      324,600
      Yaoko Co., Ltd...................................    52,900    3,439,010
  #   Yokohama Reito Co., Ltd..........................   270,600    1,877,035
      Yomeishu Seizo Co., Ltd..........................   100,000      779,833
      Yonekyu Corp.....................................    23,700      368,749
      Yuasa Funashoku Co., Ltd.........................   125,000      354,894
      Yutaka Foods Corp................................     6,000       94,113
                                                                  ------------
  Total Consumer Staples...............................            229,902,068
                                                                  ------------
  Energy -- (0.9%)
  #   BP Castrol K.K...................................    66,500      618,195
  #   Cosmo Oil Co., Ltd............................... 3,555,000    4,793,146
      Fuji Kosan Co., Ltd..............................    33,100      168,204
  #   Fuji Oil Co., Ltd................................   293,100      873,891
      Itochu Enex Co., Ltd.............................   311,000    2,424,346
  #   Japan Drilling Co., Ltd..........................    35,800    1,281,280
      Japan Oil Transportation Co., Ltd................    84,000      164,797
      Mitsuuroko Group Holdings Co., Ltd...............   190,200      901,315
  #   Nippon Coke & Engineering Co., Ltd............... 1,410,500    1,312,315
  #   Nippon Gas Co., Ltd..............................   195,000    4,794,106
      Nippon Seiro Co., Ltd............................    64,000      137,631
  #   Sala Corp........................................   128,500      650,023
      San-Ai Oil Co., Ltd..............................   319,000    2,116,829
      Shinko Plantech Co., Ltd.........................   244,100    1,823,813
  #   Sinanen Co., Ltd.................................   268,000    1,049,252
  #   Toa Oil Co., Ltd.................................   427,000      526,653

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Energy -- (Continued)
      Toyo Kanetsu K.K.................................   642,000 $ 1,311,019
                                                                  -----------
  Total Energy.........................................            24,946,815
                                                                  -----------
  Financials -- (10.0%)
      77 Bank, Ltd. (The)..............................     4,000      22,122
      Aichi Bank, Ltd. (The)...........................    54,200   2,659,534
      Airport Facilities Co., Ltd......................   136,670     805,226
  #   Aizawa Securities Co., Ltd.......................   159,400     797,529
      Akita Bank, Ltd. (The)........................... 1,130,400   3,134,518
      Anabuki Kosan, Inc...............................    22,000      46,915
      Aomori Bank, Ltd. (The).......................... 1,220,000   3,605,337
      Asax Co., Ltd....................................     1,700      21,990
      Awa Bank, Ltd. (The)............................. 1,185,000   6,386,416
  #   Bank of Iwate, Ltd. (The)........................   105,100   4,271,554
      Bank of Kochi, Ltd. (The)........................   213,000     277,658
      Bank of Nagoya, Ltd. (The)....................... 1,036,297   3,731,238
  #   Bank of Okinawa, Ltd. (The)......................   113,200   4,529,561
      Bank of Saga, Ltd. (The).........................   809,000   1,846,797
      Bank of the Ryukyus, Ltd.........................   233,980   3,236,953
      Chiba Kogyo Bank, Ltd. (The).....................   239,900   1,635,332
      Chukyo Bank, Ltd. (The)..........................   702,000   1,233,243
      Daibiru Corp.....................................   312,400   2,748,653
      Daiichi Commodities Co., Ltd.....................    13,700      52,751
  #   Daikyo, Inc...................................... 1,959,000   2,895,086
  #   Daisan Bank, Ltd. (The)..........................   832,000   1,379,559
      Daishi Bank, Ltd. (The).......................... 2,061,000   6,857,473
      Daito Bank, Ltd. (The)...........................   898,000   1,079,190
  #   Dream Incubator, Inc.............................    19,500     358,117
      DSB Co, Ltd......................................    57,400     376,782
  #   Ehime Bank, Ltd. (The)...........................   931,000   1,979,340
      Eighteenth Bank, Ltd. (The)...................... 1,099,000   3,176,664
  #   FIDEA Holdings Co., Ltd..........................   879,100   1,565,166
  #   Financial Products Group Co., Ltd................   138,300   1,951,802
      Fukui Bank, Ltd. (The)........................... 1,283,000   2,862,285
      Fukushima Bank, Ltd. (The)....................... 1,462,000   1,076,321
      Fuyo General Lease Co., Ltd......................    84,100   2,707,243
      GCA Savvian Corp.................................    90,600     912,026
      Goldcrest Co., Ltd...............................   104,790   1,633,119
      Grandy House Corp................................    14,200      35,591
      Heiwa Real Estate Co., Ltd.......................   255,900   3,641,605
      Higashi-Nippon Bank, Ltd. (The)..................   872,000   2,453,570
  #   Higo Bank, Ltd. (The)............................ 1,157,000   6,273,940
      Hokkoku Bank, Ltd. (The)......................... 1,792,000   5,717,381
      Hokuetsu Bank, Ltd. (The)........................ 1,315,000   2,392,875
      Hyakugo Bank, Ltd. (The)......................... 1,534,609   6,497,637
      Hyakujushi Bank, Ltd. (The)...................... 1,553,000   5,213,207
      IBJ Leasing Co., Ltd.............................    64,900   1,222,481
      Ichiyoshi Securities Co., Ltd....................   234,400   2,371,516
      Iwai Cosmo Holdings, Inc.........................   121,600   1,383,404
  #*  Japan Asia Investment Co., Ltd...................   312,000     189,111
  #   Jimoto Holdings, Inc.............................   435,000     815,173
  #   Jowa Holdings Co., Ltd...........................    59,800   1,849,489
      Juroku Bank, Ltd. (The).......................... 2,060,000   6,797,512

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Financials -- (Continued)
   #   kabu.com Securities Co., Ltd.....................   503,700 $2,725,336
       Kabuki-Za Co., Ltd...............................    39,000  1,672,176
       Kagoshima Bank, Ltd. (The).......................   990,000  6,194,753
   #   Kansai Urban Banking Corp........................   153,500  1,545,079
       Keihanshin Building Co., Ltd.....................   201,100  1,195,660
       Keiyo Bank, Ltd. (The)........................... 1,367,000  7,458,060
       Kita-Nippon Bank, Ltd. (The).....................    50,506  1,328,398
       Kiyo Bank, Ltd. (The)............................   382,290  4,769,265
   #   Kosei Securities Co., Ltd. (The).................    11,000     20,402
       Kyokuto Securities Co., Ltd......................   127,900  1,842,169
       Land Business Co., Ltd...........................    59,500    205,016
   *   Leopalace21 Corp................................. 1,523,700  9,858,803
   *   Lifenet Insurance Co.............................    30,900     77,914
       Marusan Securities Co., Ltd......................   402,500  2,782,625
   #   Michinoku Bank, Ltd. (The).......................   856,000  1,604,784
       Mie Bank, Ltd. (The).............................   521,000  1,154,626
       Minato Bank, Ltd. (The).......................... 1,115,000  2,146,258
       Mito Securities Co., Ltd.........................   348,300  1,210,177
       Miyazaki Bank, Ltd. (The)........................   954,000  3,305,165
   #   Monex Group, Inc................................. 1,207,400  2,478,809
   #   Money Partners Group Co., Ltd....................    33,400    110,776
       Musashino Bank, Ltd. (The).......................   204,500  6,703,053
   #   Nagano Bank, Ltd. (The)..........................   527,000    932,898
       Nanto Bank, Ltd. (The)........................... 1,138,000  3,815,074
   *   New Real Property K.K............................    43,900         --
   #   Nisshin Fudosan Co...............................   191,500    788,563
       North Pacific Bank, Ltd.......................... 1,934,600  7,206,864
       Ogaki Kyoritsu Bank, Ltd. (The).................. 2,012,000  6,176,854
       Oita Bank, Ltd. (The)............................ 1,043,900  3,659,259
   #   Okasan Securities Group, Inc.....................    48,000    337,281
       Open House Co., Ltd..............................    25,200    431,471
       Relo Holdings, Inc...............................    62,900  4,687,431
       Ricoh Leasing Co., Ltd...........................   104,600  2,737,487
       SAMTY Co., Ltd...................................    79,100    701,956
       San-In Godo Bank, Ltd. (The).....................   985,000  8,037,137
       Sankyo Frontier Co., Ltd.........................     6,000     46,865
   #   Sawada Holdings Co., Ltd.........................   146,100  1,057,738
       Senshu Ikeda Holdings, Inc....................... 1,379,500  6,125,595
       Shiga Bank, Ltd. (The)........................... 1,251,000  6,978,135
       Shikoku Bank, Ltd. (The)......................... 1,219,000  2,547,775
       Shimane Bank, Ltd. (The).........................    16,600    198,522
       Shimizu Bank, Ltd. (The).........................    48,900  1,202,789
   #   Sparx Group Co., Ltd.............................   580,400  1,000,791
       Sumitomo Real Estate Sales Co., Ltd..............   107,760  2,548,853
   #   Sun Frontier Fudousan Co., Ltd...................   142,500  1,107,462
       Taiko Bank, Ltd. (The)...........................   189,000    355,265
   #   Takagi Securities Co., Ltd.......................   231,000    468,958
       Takara Leben Co., Ltd............................   557,000  2,905,576
       TOC Co., Ltd.....................................   435,250  2,645,847
       Tochigi Bank, Ltd. (The).........................   745,000  3,440,286
       Toho Bank, Ltd. (The)............................ 1,351,200  4,744,459
       Tohoku Bank, Ltd. (The)..........................   605,000    799,636
   #   Tokyo Rakutenchi Co., Ltd........................   218,000    923,267

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Financials -- (Continued)
      Tokyo Theatres Co., Inc..........................   482,000 $    580,418
  #*  Tokyo TY Financial Group, Inc....................   154,738    4,429,317
      Tomato Bank, Ltd.................................   476,000      710,224
      TOMONY Holdings, Inc.............................   937,950    4,049,406
  #   Tosei Corp.......................................   204,600    1,249,217
      Tottori Bank, Ltd. (The).........................   343,000      678,859
      Towa Bank, Ltd. (The)............................ 2,014,000    1,653,549
      Toyo Securities Co., Ltd.........................   431,000    1,263,001
      Tsukuba Bank, Ltd................................   499,200    1,457,292
  #   Yamagata Bank, Ltd. (The)........................   879,500    3,712,012
      Yamanashi Chuo Bank, Ltd. (The).................. 1,004,000    4,009,606
                                                                  ------------
  Total Financials.....................................            281,500,291
                                                                  ------------
  Health Care -- (4.2%)
      As One Corp......................................    88,368    2,364,258
      Asahi Intecc Co., Ltd............................   126,600    6,709,682
      ASKA Pharmaceutical Co., Ltd.....................   135,100    1,443,053
      Biofermin Pharmaceutical Co., Ltd................    10,000      252,345
      BML, Inc.........................................    70,300    1,880,834
  #   CMIC Holdings Co., Ltd...........................    67,300    1,148,977
      Create Medic Co., Ltd............................    28,000      238,419
  #   Daiken Medical Co., Ltd..........................    91,500      926,163
      Daito Pharmaceutical Co., Ltd....................    61,500    1,304,961
      Eiken Chemical Co., Ltd..........................    98,700    1,533,335
      EPS Holdings, Inc................................   169,400    2,099,481
      FALCO HOLDINGS Co., Ltd..........................    39,100      431,560
      FINDEX, Inc......................................    30,400    1,790,970
      Fuji Pharma Co., Ltd.............................    42,700      743,345
      Fuso Pharmaceutical Industries, Ltd..............   427,000    1,096,263
  #   Hogy Medical Co., Ltd............................    73,100    3,800,118
      Iwaki & Co., Ltd.................................   154,000      289,710
  #   Japan Medical Dynamic Marketing, Inc.............   100,700      490,901
      Jeol, Ltd........................................   490,000    2,372,457
  #   JMS Co., Ltd.....................................   162,000      396,628
      Kaken Pharmaceutical Co., Ltd....................   181,000    3,851,436
      Kawasumi Laboratories, Inc.......................    71,100      455,211
      Kissei Pharmaceutical Co., Ltd...................    77,800    2,333,927
      KYORIN Holdings, Inc.............................   307,200    6,211,222
      Mani, Inc........................................    33,300    1,953,589
  #   Message Co., Ltd.................................    87,100    2,325,395
      Mochida Pharmaceutical Co., Ltd..................    78,499    4,310,549
      Nagaileben Co., Ltd..............................    58,000      959,012
      Nakanishi, Inc...................................   111,000    4,063,716
      Nichi-iko Pharmaceutical Co., Ltd................   271,950    4,897,186
  #   Nichii Gakkan Co.................................   292,500    3,051,194
      Nikkiso Co., Ltd.................................   372,000    3,273,711
      Nippon Chemiphar Co., Ltd........................   180,000      855,349
  #   Nippon Shinyaku Co., Ltd.........................     2,000       66,068
  #   Nipro Corp.......................................   713,500    6,249,153
      Nissui Pharmaceutical Co., Ltd...................    70,500      757,817
      Paramount Bed Holdings Co., Ltd..................   117,500    3,249,936
      Rion Co., Ltd....................................    43,500      504,018
      Rohto Pharmaceutical Co., Ltd....................   382,100    5,132,143

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Health Care -- (Continued)
      Seed Co., Ltd....................................     3,700 $     52,455
  #   Seikagaku Corp...................................    74,600    1,312,027
      Ship Healthcare Holdings, Inc....................   255,200    6,333,370
      Shofu, Inc.......................................    30,500      387,554
  #   Software Service, Inc............................    17,900      607,048
      Taiko Pharmaceutical Co., Ltd....................    66,500    1,023,378
      Techno Medica Co., Ltd...........................    24,800      517,715
  #   Toho Holdings Co., Ltd...........................   326,000    4,540,559
      Tokai Corp/Gifu..................................    54,400    1,690,782
      Torii Pharmaceutical Co., Ltd....................    57,800    1,473,996
      Towa Pharmaceutical Co., Ltd.....................    60,800    2,765,626
  #   Tsukui Corp......................................   186,100    1,720,028
  #   Tsumura & Co.....................................   279,000    6,348,914
      Uchiyama Holdings Co., Ltd.......................    24,200      124,042
      Vital KSK Holdings, Inc..........................   196,400    1,508,716
  #   Wakamoto Pharmaceutical Co., Ltd.................   107,000      254,269
      ZERIA Pharmaceutical Co., Ltd....................   135,099    2,187,019
                                                                  ------------
  Total Health Care....................................            118,661,590
                                                                  ------------
  Industrials -- (26.4%)
  *   A&A Material Corp................................   127,000      116,921
      Advan Co., Ltd...................................    96,200    1,076,559
      Advanex, Inc.....................................   244,000      378,896
      Aeon Delight Co., Ltd............................   101,500    2,273,211
      Aica Kogyo Co., Ltd..............................   321,900    7,165,095
      Aichi Corp.......................................   176,500      860,647
      Aida Engineering, Ltd............................   305,500    3,020,313
  #   Alinco, Inc......................................    64,400      663,911
      Alps Logistics Co., Ltd..........................    50,700      584,805
  #   Altech Corp......................................    44,850      556,461
      Anest Iwata Corp.................................   173,100    1,148,272
  #*  Arrk Corp........................................   434,600      517,881
      Asahi Diamond Industrial Co., Ltd................   336,200    3,427,722
  #   Asahi Kogyosha Co., Ltd..........................   126,000      432,615
  #*  Asanuma Corp.....................................   501,000      638,141
      Asia Air Survey Co., Ltd.........................    18,000       70,952
  #*  Asia Growth Capital, Ltd.........................   401,200      662,325
      Asunaro Aoki Construction Co., Ltd...............   154,000    1,042,167
      Bando Chemical Industries, Ltd...................   471,000    1,714,436
  #   Benefit One, Inc.................................    99,700    1,057,379
      Bunka Shutter Co., Ltd...........................   318,000    2,569,405
      Career Design Center Co., Ltd....................    26,700      207,723
      Central Glass Co., Ltd........................... 1,249,000    5,245,117
      Central Security Patrols Co., Ltd................    41,900      427,616
      Chiyoda Integre Co., Ltd.........................    75,200    1,408,116
  #   Chodai Co., Ltd..................................    20,000      117,742
      Chudenko Corp....................................   113,700    1,832,106
      Chugai Ro Co., Ltd...............................   384,000      893,630
      CKD Corp.........................................   346,400    3,299,619
      Cosel Co., Ltd...................................   125,300    1,346,766
  #   CTI Engineering Co., Ltd.........................    74,400      919,818
      Dai-Dan Co., Ltd.................................   160,000      908,373
      Daido Kogyo Co., Ltd.............................   206,000      436,570

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Daifuku Co., Ltd.................................   596,200 $6,830,054
       Daihatsu Diesel Manufacturing Co., Ltd...........    86,000    690,264
       Daihen Corp......................................   614,000  2,961,811
   #   Daiho Corp.......................................   366,000  1,578,427
       Daiichi Jitsugyo Co., Ltd........................   258,000  1,332,498
       Daiseki Co., Ltd.................................   229,963  3,899,257
       Daiseki Eco. Solution Co., Ltd...................     7,200    106,417
   #*  Daisue Construction Co., Ltd.....................    33,700    234,246
       Daiwa Industries, Ltd............................   178,000  1,081,676
       Daiwa Odakyu Construction Co.....................     5,400     32,241
   #*  Danto Holdings Corp..............................   165,000    212,682
       Denyo Co., Ltd...................................    87,100  1,438,430
   #   Dijet Industrial Co., Ltd........................    88,000    178,975
       DMG Mori Seiki Co., Ltd..........................   600,500  7,788,991
       DMW Corp.........................................     4,800     74,709
   #   Duskin Co., Ltd..................................   228,800  3,611,176
   #   Ebara Jitsugyo Co., Ltd..........................    41,400    498,399
       Eidai Co., Ltd...................................   118,000    453,413
   #   Emori Group Holdings Co., Ltd....................    48,300    427,479
       en-japan, Inc....................................    64,200    932,779
   #   Endo Lighting Corp...............................    61,900    695,574
   #*  Enshu, Ltd.......................................   281,000    267,721
       Freund Corp......................................     9,900    102,505
       Fudo Tetra Corp.................................. 1,012,700  2,066,871
       Fujikura, Ltd.................................... 2,042,000  8,483,729
   #*  Fujisash Co., Ltd................................   449,200    589,953
   #   Fujitec Co., Ltd.................................   449,500  4,606,400
       Fukuda Corp......................................   508,000  4,035,396
       Fukushima Industries Corp........................    80,400  1,206,395
   #   Fukuyama Transporting Co., Ltd...................   814,400  4,553,748
   *   FULLCAST Holdings Co., Ltd.......................    56,800    221,986
   #   Funai Soken Holdings, Inc........................   120,700    975,617
   #   Furukawa Co., Ltd................................ 1,606,000  2,635,892
   #   Furukawa Electric Co., Ltd....................... 4,945,000  8,225,941
       Furusato Industries, Ltd.........................    53,500    720,410
       Futaba Corp......................................   128,700  2,071,931
       Gecoss Corp......................................   112,400  1,497,716
       Glory, Ltd.......................................   274,400  7,191,063
       Hamakyorex Co., Ltd..............................    42,700  1,509,576
       Hanwa Co., Ltd................................... 1,245,000  4,650,915
   #   Harmonic Drive Systems, Inc......................   154,400  2,446,694
       Hazama Ando Corp................................. 1,058,900  6,935,285
   #   Hibiya Engineering, Ltd..........................   124,300  1,639,177
       Hisaka Works, Ltd................................   103,100    844,229
   #   Hitachi Koki Co., Ltd............................   315,400  2,271,577
       Hitachi Metals Techno, Ltd.......................    56,500    572,971
       Hitachi Transport System, Ltd....................   275,300  3,601,595
       Hitachi Zosen Corp............................... 1,020,079  5,589,123
   #   Hokuetsu Industries Co., Ltd.....................   109,000    987,473
       Hokuriku Electrical Construction Co., Ltd........    82,000    559,782
       Hosokawa Micron Corp.............................   181,000  1,116,623
       Howa Machinery, Ltd..............................    74,200    467,149
   #   Ichiken Co., Ltd.................................   147,000    400,955

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       ICHINEN HOLDINGS Co., Ltd........................   117,500 $1,090,303
       Idec Corp........................................   163,400  1,441,475
       Iino Kaiun Kaisha, Ltd...........................   522,400  3,048,927
       Inaba Denki Sangyo Co., Ltd......................   141,200  4,768,374
   #   Inaba Seisakusho Co., Ltd........................    51,100    579,050
       Inabata & Co., Ltd...............................   317,300  2,891,659
   #   Inui Global Logistics Co., Ltd...................    69,880    581,120
   #   Iseki & Co., Ltd................................. 1,142,000  2,178,698
       Ishii Iron Works Co., Ltd........................   110,000    207,767
   #*  Ishikawa Seisakusho, Ltd.........................    37,000     32,628
   #   Itoki Corp.......................................   220,000  1,086,240
       Iwasaki Electric Co., Ltd........................   383,000    755,055
   #   Iwatani Corp..................................... 1,118,000  7,217,682
   #   Jalux, Inc.......................................    42,600    785,061
       Jamco Corp.......................................    80,000  2,171,556
   #   Japan Foundation Engineering Co., Ltd............   123,000    406,370
       Japan Pulp & Paper Co., Ltd......................   469,000  1,321,520
   #   Japan Steel Works, Ltd. (The).................... 2,018,000  8,072,386
       Japan Transcity Corp.............................   249,000    798,561
   #   JK Holdings Co., Ltd.............................    92,540    436,284
   #   Juki Corp........................................   929,000  3,036,567
       Kamei Corp.......................................   153,000  1,011,147
       Kanaden Corp.....................................   116,000    782,521
       Kanagawa Chuo Kotsu Co., Ltd.....................   195,000    978,208
   #   Kanamoto Co., Ltd................................   169,400  4,407,326
   #   Kandenko Co., Ltd................................   644,000  3,807,152
       Kanematsu Corp................................... 2,418,625  3,445,092
   *   Kanematsu-NNK Corp...............................    43,000     57,201
   #   Katakura Industries Co., Ltd.....................   140,000  1,451,874
       Kato Works Co., Ltd..............................   318,000  2,486,388
   #   KAWADA TECHNOLOGIES, Inc.........................    60,600  2,154,442
       Kawasaki Kinkai Kisen Kaisha, Ltd................    99,000    355,706
       Keihin Co., Ltd..................................   256,000    410,905
   *   KI Holdings Co., Ltd.............................    91,000    382,821
       Kimura Chemical Plants Co., Ltd..................    21,400     91,588
   #   King Jim Co., Ltd................................    30,400    191,318
   #*  Kinki Sharyo Co., Ltd. (The).....................   157,000    439,455
       Kintetsu World Express, Inc......................    92,100  3,921,807
       Kitagawa Iron Works Co., Ltd.....................   510,000  1,019,284
       Kitano Construction Corp.........................   266,000    798,716
   #   Kito Corp........................................   106,600  1,021,377
       Kitz Corp........................................   541,400  2,570,816
   *   Kobe Electric Railway Co., Ltd...................    25,000     78,325
   #   Kobelco Eco-Solutions Co., Ltd...................   100,000    563,774
       Koike Sanso Kogyo Co., Ltd.......................   149,000    531,756
       Kokusai Co., Ltd.................................    39,500    633,979
       Kokuyo Co., Ltd..................................   543,125  4,139,495
   #   KOMAIHALTEC, Inc.................................   234,000    554,828
       Komatsu Wall Industry Co., Ltd...................    41,200    871,740
       Komori Corp......................................   358,800  3,878,867
       Kondotec, Inc....................................   127,600    892,169
       Konoike Transport Co., Ltd.......................    29,600    608,097
       Kosaido Co., Ltd.................................   275,700  1,119,513

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       KRS Corp.........................................    37,200 $  454,456
   #*  Kumagai Gumi Co., Ltd............................ 1,799,000  5,693,357
   #   Kuroda Electric Co., Ltd.........................   219,000  3,137,661
       Kyodo Printing Co., Ltd..........................   540,000  1,809,877
       Kyokuto Boeki Kaisha, Ltd........................    58,000    108,460
       Kyokuto Kaihatsu Kogyo Co., Ltd..................   210,100  2,375,135
       Kyoritsu Printing Co., Ltd.......................    96,800    239,580
       Kyowa Exeo Corp..................................   491,900  5,191,340
       Kyudenko Corp....................................   225,000  3,021,808
   #   Link And Motivation, Inc.........................   251,400    348,404
   #*  Lonseal Corp.....................................   116,000    141,918
       Maeda Corp.......................................   845,000  6,474,187
   #   Maeda Kosen Co., Ltd.............................   103,400    992,401
       Maeda Road Construction Co., Ltd.................   396,000  6,249,130
       Maezawa Industries, Inc..........................    35,700     97,278
       Maezawa Kasei Industries Co., Ltd................    46,900    517,082
       Maezawa Kyuso Industries Co., Ltd................    49,600    614,459
       Makino Milling Machine Co., Ltd..................   674,000  5,791,360
       Marubeni Construction Material Lease Co., Ltd....    75,000    192,953
       Marufuji Sheet Piling Co., Ltd...................    58,000    178,676
   #   Maruka Machinery Co., Ltd........................    33,100    471,980
       Maruyama Manufacturing Co., Inc..................   237,000    462,702
       Maruzen Co., Ltd.................................    46,000    410,414
   #   Maruzen Showa Unyu Co., Ltd......................   309,000  1,040,681
       Matsuda Sangyo Co., Ltd..........................    82,582    937,273
       Matsui Construction Co., Ltd.....................   128,600    750,879
       Max Co., Ltd.....................................   197,000  2,141,279
       Meidensha Corp................................... 1,181,050  3,522,876
   #   Meiji Shipping Co., Ltd..........................   114,200    413,228
   #   Meisei Industrial Co., Ltd.......................   258,000  1,528,837
       Meitec Corp......................................   184,400  5,381,095
       Meito Transportation Co., Ltd....................    22,000    136,610
   #   Meiwa Corp.......................................   166,400    649,754
       Mesco, Inc.......................................    22,000    153,884
       Mirait Holdings Corp.............................   382,485  4,434,381
       Mitani Corp......................................    70,200  1,614,874
       Mitsubishi Nichiyu Forklift Co., Ltd.............   164,200  1,008,809
       Mitsubishi Pencil Co., Ltd.......................   111,200  3,284,731
       Mitsuboshi Belting Co., Ltd......................   337,000  2,754,345
       Mitsui Engineering & Shipbuilding Co., Ltd....... 4,936,000  8,024,934
   #   Mitsui Matsushima Co., Ltd.......................   872,000    921,424
       Mitsui-Soko Holdings Co., Ltd....................   632,000  2,118,811
       Mitsumura Printing Co., Ltd......................    93,000    209,641
   #   Miura Co., Ltd...................................   418,200  4,723,591
   #   Miyaji Engineering Group, Inc....................   388,175    598,342
   #   MonotaRO Co., Ltd................................   219,100  5,557,955
       Morita Holdings Corp.............................   239,000  2,637,789
       Moshi Moshi Hotline, Inc.........................    39,100    431,438
   #   NAC Co., Ltd.....................................    60,600    547,932
       Nachi-Fujikoshi Corp............................. 1,055,000  5,672,900
   #   Nagase & Co., Ltd................................   339,600  4,221,800
       Nakabayashi Co., Ltd.............................   217,000    398,786
       Nakano Corp......................................    14,800     48,754

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Industrials -- (Continued)
      Namura Shipbuilding Co., Ltd.....................   223,528 $ 2,262,404
  #   Narasaki Sangyo Co., Ltd.........................   103,000     272,819
      NDS Co., Ltd.....................................   248,000     631,947
      NEC Capital Solutions, Ltd.......................    45,100     678,671
  #   Nichias Corp.....................................   598,000   3,283,265
      Nichiban Co., Ltd................................   122,000     473,851
      Nichiden Corp....................................    23,300     484,496
      Nichiha Corp.....................................   147,880   1,582,891
      Nichireki Co., Ltd...............................   152,000   1,194,905
      Nihon M&A Center, Inc............................   203,300   7,055,779
  #   Nihon Trim Co., Ltd..............................    32,500     729,066
      Nikkato Corp.....................................       700       2,427
      Nikko Co., Ltd...................................   160,000     542,879
      Nippo Corp.......................................   145,000   2,254,673
      Nippon Air Conditioning Services Co., Ltd........    13,400      98,972
  #   Nippon Carbon Co., Ltd...........................   663,000   1,353,270
      Nippon Conveyor Co., Ltd.........................    65,000     129,940
      Nippon Densetsu Kogyo Co., Ltd...................   237,000   3,400,646
      Nippon Filcon Co., Ltd...........................    70,900     285,399
      Nippon Hume Corp.................................   133,200     982,101
  #   Nippon Jogesuido Sekkei Co., Ltd.................    31,100     506,874
      Nippon Kanzai Co., Ltd...........................    43,000     935,246
      Nippon Koei Co., Ltd.............................   401,000   1,611,802
      Nippon Konpo Unyu Soko Co., Ltd..................   367,100   5,720,306
  #   Nippon Parking Development Co., Ltd.............. 1,214,800   1,300,519
      Nippon Rietec Co., Ltd...........................     7,000      59,278
      Nippon Road Co., Ltd. (The)......................   395,000   1,885,940
      Nippon Seisen Co., Ltd...........................   103,000     585,015
  #   Nippon Sharyo, Ltd...............................   434,000   1,304,788
  *   Nippon Sheet Glass Co., Ltd...................... 6,334,000   5,815,273
      Nippon Steel & Sumikin Bussan Corp...............   983,599   3,593,519
      Nippon Steel & Sumikin Texeng Co., Ltd...........   300,000   1,300,217
      Nippon Thompson Co., Ltd.........................   422,000   2,044,755
      Nippon Tungsten Co., Ltd.........................    62,000      95,514
      Nishi-Nippon Railroad Co., Ltd................... 1,766,000   7,645,376
  #   Nishimatsu Construction Co., Ltd................. 1,855,000   7,451,866
      Nishio Rent All Co., Ltd.........................    92,800   2,842,670
  #   Nissei ASB Machine Co., Ltd......................    45,400   1,067,853
      Nissei Corp......................................    37,900     332,135
      Nissei Plastic Industrial Co., Ltd...............   241,800   2,846,643
  #   Nissha Printing Co., Ltd.........................   162,100   2,598,405
      Nisshinbo Holdings, Inc..........................   929,000  10,439,349
      Nissin Corp......................................   400,000     996,232
  #   Nissin Electric Co., Ltd.........................   284,000   1,686,226
      Nitta Corp.......................................   114,800   2,757,725
      Nitto Boseki Co., Ltd............................   924,000   3,231,546
  #   Nitto Kogyo Corp.................................   162,300   3,129,498
      Nitto Kohki Co., Ltd.............................    70,500   1,312,660
      Nitto Seiko Co., Ltd.............................   153,000     489,379
  #   Nittoc Construction Co., Ltd.....................   206,000     986,755
      Nittoku Engineering Co., Ltd.....................    88,200     962,265
      Noda Corp........................................   158,100     555,105
      Nomura Co., Ltd..................................   222,800   2,101,510

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Noritake Co., Ltd................................   654,000 $1,641,067
       Noritz Corp......................................   198,100  3,118,863
   #   NS United Kaiun Kaisha, Ltd......................   604,000  1,967,725
   #   Obara Group, Inc.................................    80,000  3,992,722
       Obayashi Road Corp...............................   175,000  1,022,841
   #   Odelic Co., Ltd..................................    17,800    435,884
       Oiles Corp.......................................   169,850  3,134,469
       Okabe Co., Ltd...................................   249,100  2,148,029
   #*  Okamoto Machine Tool Works, Ltd..................   205,000    235,150
       Okamura Corp.....................................   391,100  2,864,932
   #   OKK Corp.........................................   437,000    607,961
   #   OKUMA Corp.......................................   868,000  7,385,843
       Okumura Corp..................................... 1,028,400  4,692,758
       Onamba Co., Ltd..................................     1,500      7,259
   #   Onoken Co., Ltd..................................    89,800    734,762
       Organo Corp......................................   235,000    948,053
       OSG Corp.........................................   457,200  8,417,865
       Outsourcing, Inc.................................    56,200    868,667
       Oyo Corp.........................................    96,400  1,411,757
   #   Pasco Corp.......................................   124,000    353,992
   #   Pasona Group, Inc................................   130,500    739,887
   #   Penta-Ocean Construction Co., Ltd................ 1,726,100  6,578,917
       Pilot Corp.......................................    96,700  5,731,389
   #   Prestige International, Inc......................   109,300    935,494
       Pronexus, Inc....................................   133,200    845,207
   #   PS Mitsubishi Construction Co., Ltd..............   141,300    584,085
       Raito Kogyo Co., Ltd.............................   302,700  2,998,992
       Rheon Automatic Machinery Co., Ltd...............    98,000    407,156
       Ryobi, Ltd.......................................   802,200  2,157,773
       Sakai Heavy Industries, Ltd......................   244,000    638,048
   #   Sakai Moving Service Co., Ltd....................    23,500    776,918
       Sanki Engineering Co., Ltd.......................   306,200  1,857,172
   #   Sanko Metal Industrial Co., Ltd..................   136,000    297,070
       Sankyo Tateyama, Inc.............................   171,000  2,629,717
       Sankyu, Inc...................................... 1,561,000  6,244,734
   #   Sanoyas Holdings Corp............................    40,600    129,625
       Sanwa Holdings Corp.............................. 1,262,100  8,727,619
       Sanyo Denki Co., Ltd.............................   261,000  1,874,861
       Sanyo Engineering & Construction, Inc............    48,000    211,378
       Sanyo Industries, Ltd............................    99,000    177,489
   #   Sata Construction Co., Ltd.......................   439,000    515,087
   #   Sato Holdings Corp...............................   134,200  3,105,592
       Sato Shoji Corp..................................    68,700    433,730
       SBS Holdings, Inc................................    90,200    718,344
   #   Secom Joshinetsu Co., Ltd........................    33,900    876,517
       Seibu Electric Industry Co., Ltd.................    70,000    285,385
       Seika Corp.......................................   322,000    796,014
       Seikitokyu Kogyo Co., Ltd........................   183,500    865,943
       Seino Holdings Co., Ltd..........................   207,000  2,252,433
       Sekisui Jushi Corp...............................   176,600  2,347,647
   #   Senko Co., Ltd...................................   563,000  3,254,390
   #   Senshu Electric Co., Ltd.........................    37,300    498,106
       Shibusawa Warehouse Co., Ltd. (The)..............   271,000    792,511

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
   #   Shibuya Kogyo Co., Ltd...........................    89,700 $1,859,402
       Shima Seiki Manufacturing, Ltd...................   174,800  3,068,005
       Shin Nippon Air Technologies Co., Ltd............    88,780    723,012
   #   Shin-Keisei Electric Railway Co., Ltd............   182,000    618,537
       Shinmaywa Industries, Ltd........................   541,000  5,269,911
       Shinnihon Corp...................................   194,800    735,675
       Shinsho Corp.....................................   287,000    644,788
       Shinwa Co., Ltd..................................     8,400     96,275
   #   Shoko Co., Ltd...................................   416,000    579,820
   #   Showa Aircraft Industry Co., Ltd.................    17,237    167,215
       Sinfonia Technology Co., Ltd.....................   583,000    923,868
       Sinko Industries, Ltd............................   113,900  1,320,503
       Sintokogio, Ltd..................................   272,700  1,925,141
       Soda Nikka Co., Ltd..............................    67,000    285,749
   #   Sodick Co., Ltd..................................   144,300  1,244,594
       Sotetsu Holdings, Inc............................   688,000  3,146,268
   #   Space Co., Ltd...................................    63,720    621,601
   #   Srg Takamiya Co., Ltd............................   100,000    982,218
       Star Micronics Co., Ltd..........................   225,200  2,813,478
       Subaru Enterprise Co., Ltd.......................    55,000    206,156
       Sugimoto & Co., Ltd..............................    30,500    323,143
       Sumitomo Densetsu Co., Ltd.......................   107,400  1,272,297
   #*  Sumitomo Mitsui Construction Co., Ltd............ 4,622,300  6,472,452
       Sumitomo Precision Products Co., Ltd.............   194,000    829,135
       Sumitomo Warehouse Co., Ltd. (The)...............   843,000  4,718,462
   #*  SWCC Showa Holdings Co., Ltd..................... 1,732,000  1,448,146
       Taihei Dengyo Kaisha, Ltd........................   167,000  1,276,660
   #   Taiheiyo Kouhatsu, Inc...........................   407,000    334,422
   #   Taikisha, Ltd....................................   168,200  4,001,286
   #   Takano Co., Ltd..................................    49,400    251,626
   #   Takaoka Toko Co., Ltd............................    44,820    663,805
       Takara Printing Co., Ltd.........................    34,055    251,561
       Takara Standard Co., Ltd.........................   522,000  3,972,347
       Takasago Thermal Engineering Co., Ltd............   328,800  4,124,875
       Takashima & Co., Ltd.............................   232,000    480,200
       Takeei Corp......................................   123,000    949,816
   #   Takeuchi Manufacturing Co., Ltd..................    69,300  2,541,738
       Takigami Steel Construction Co., Ltd. (The)......    50,000    245,987
   #   Takisawa Machine Tool Co., Ltd...................   379,000    679,810
       Takuma Co., Ltd..................................   449,000  3,165,042
   #   Tanseisha Co., Ltd...............................   147,300  1,008,014
   #   Tatsuta Electric Wire and Cable Co., Ltd.........   283,600  1,182,297
       TECHNO ASSOCIE Co., Ltd..........................    58,400    536,583
       Techno Ryowa, Ltd................................    71,390    325,056
       Teikoku Electric Manufacturing Co., Ltd..........    92,000    956,682
       Teikoku Sen-I Co., Ltd...........................   105,100  2,185,541
       Teraoka Seisakusho Co., Ltd......................    53,600    250,997
       Toa Corp......................................... 1,135,000  1,930,886
       TOA ROAD Corp....................................   274,000  1,004,329
   #*  Tobishima Corp................................... 1,268,800  2,767,571
       Tocalo Co., Ltd..................................    84,700  1,425,903
       Toda Corp........................................ 1,204,000  4,305,916
       Toenec Corp......................................   218,000  1,085,739

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       TOKAI Holdings Corp..............................   540,200 $2,433,884
       Tokai Lease Co., Ltd.............................   154,000    278,335
       Tokyo Energy & Systems, Inc......................   143,000  1,022,842
   #   Tokyo Keiki, Inc.................................   364,000    870,460
   #*  Tokyo Kikai Seisakusho, Ltd......................   256,000    160,457
   #   Tokyo Sangyo Co., Ltd............................    81,000    328,340
       Toli Corp........................................   269,000    559,922
       Tomoe Corp.......................................   156,400    570,001
       Tomoe Engineering Co., Ltd.......................    38,300    545,846
       Tonami Holdings Co., Ltd.........................   331,000  1,167,175
       Toppan Forms Co., Ltd............................   307,200  3,191,879
   #   Torishima Pump Manufacturing Co., Ltd............   120,500    885,504
       Toshiba Machine Co., Ltd.........................   682,000  2,615,311
       Toshiba Plant Systems & Services Corp............   237,550  3,641,118
   #   Tosho Printing Co., Ltd..........................   243,000    663,216
       Totetsu Kogyo Co., Ltd...........................   149,300  3,563,534
   #   Toyo Construction Co., Ltd.......................   388,000  1,858,915
       Toyo Denki Seizo--Toyo Electric Manufacturing
       Co., Ltd.........................................   213,000    769,744
   #   Toyo Engineering Corp............................   653,400  2,202,068
       Toyo Machinery & Metal Co., Ltd..................    87,400    337,907
   #   Toyo Tanso Co., Ltd..............................    68,900  1,104,915
   #   Toyo Wharf & Warehouse Co., Ltd..................   350,000    593,348
   #   Trancom Co., Ltd.................................    43,300  1,856,868
       Trinity Industrial Corp..........................    19,000     69,419
       Trusco Nakayama Corp.............................   116,000  3,089,363
       Trust Tech, Inc..................................    19,200    280,338
       Tsubakimoto Chain Co.............................   854,700  6,881,514
       Tsubakimoto Kogyo Co., Ltd.......................   117,000    300,886
   #*  Tsudakoma Corp...................................   303,000    400,060
   #   Tsugami Corp.....................................   406,000  2,319,129
       Tsukishima Kikai Co., Ltd........................   130,900  1,413,441
       Tsurumi Manufacturing Co., Ltd...................    94,900  1,584,694
       TTK Co., Ltd.....................................    62,000    252,600
       Uchida Yoko Co., Ltd.............................   331,000  1,032,161
   #   Ueki Corp........................................   364,000    824,443
       Union Tool Co....................................    64,700  1,806,784
   #   Ushio, Inc.......................................   266,700  3,089,755
       Utoc Corp........................................   101,600    522,301
       Wakachiku Construction Co., Ltd.................. 1,204,000  2,060,778
       Wakita & Co., Ltd................................   226,200  2,144,007
       Weathernews, Inc.................................    37,900    960,044
   #   Yahagi Construction Co., Ltd.....................   164,000  1,221,187
       YAMABIKO Corp....................................    46,982  2,021,954
       Yamato Corp......................................    82,000    296,098
       Yamaura Corp.....................................    16,200     54,472
       Yamazen Corp.....................................   305,500  2,147,622
       Yasuda Logistics Corp............................   100,100    876,610
       Yokogawa Bridge Holdings Corp....................   182,700  2,046,737
       Yondenko Corp....................................   132,800    510,836
       Yuasa Trading Co., Ltd...........................   108,000  2,222,360
       Yuken Kogyo Co., Ltd.............................   202,000    419,069
   #   Yumeshin Holdings Co., Ltd.......................   146,700    931,469
       Yurtec Corp......................................   256,000  1,730,524

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Industrials -- (Continued)
      Yusen Logistics Co., Ltd.........................   112,700 $  1,349,390
  #   Zuiko Corp.......................................    17,000      670,636
                                                                  ------------
  Total Industrials....................................            740,655,711
                                                                  ------------
  Information Technology -- (10.2%)
      A&D Co., Ltd.....................................   123,700      516,269
      Ai Holdings Corp.................................   255,500    4,448,716
  #   Aichi Tokei Denki Co., Ltd.......................   192,000      530,651
  #   Aiphone Co., Ltd.................................    81,300    1,275,420
  #   Allied Telesis Holdings K.K......................   470,700      375,034
      Alpha Systems, Inc...............................    33,460      444,480
  #   Amano Corp.......................................   385,100    4,093,137
  #   Anritsu Corp.....................................   865,700    5,676,051
      AOI Electronic Co., Ltd..........................    27,700    1,247,693
      Argo Graphics, Inc...............................    23,300      362,619
      Arisawa Manufacturing Co., Ltd...................   195,800    1,491,071
      Asahi Net, Inc...................................    59,600      257,157
      Axell Corp.......................................    48,900      690,626
      Azbil Corp.......................................   187,600    4,661,276
  #   Bit-isle, Inc....................................   127,200      545,234
      Broadleaf Co., Ltd...............................   104,700    1,615,980
      CAC Holdings Corp................................    52,000      498,223
      Canon Electronics, Inc...........................   135,800    2,401,841
      Capcom Co., Ltd..................................   300,100    5,027,818
      Chino Corp.......................................    38,200      380,376
  #*  CMK Corp.........................................   267,600      756,665
      Computer Engineering & Consulting, Ltd...........    76,400      652,878
      CONEXIO Corp.....................................   129,600    1,165,902
  #*  COOKPAD, Inc.....................................    97,100    3,886,334
      Cresco, Ltd......................................    27,300      383,256
  #   CROOZ, Inc.......................................    33,300      572,844
  #   Cybozu, Inc......................................    95,800      289,283
  #   Dai-ichi Seiko Co., Ltd..........................    57,200    1,044,062
  #   Daishinku Corp...................................   193,000      561,660
      Daito Electron Co., Ltd..........................     5,900       29,778
      Daiwabo Holdings Co., Ltd........................ 1,220,000    2,034,478
      Denki Kogyo Co., Ltd.............................   258,000    1,142,743
      DKK-Toa Corp.....................................    38,200      187,387
      DTS Corp.........................................   125,500    2,634,354
      Eizo Corp........................................   112,900    2,452,898
      Elecom Co., Ltd..................................    52,200    1,188,535
      Elematec Corp....................................    54,671    1,201,158
      EM Systems Co., Ltd..............................    18,500      262,239
  #   Enplas Corp......................................    58,100    2,073,288
      ESPEC Corp.......................................   101,300      917,109
      Excel Co., Ltd...................................    50,700      556,169
  #   F@N Communications, Inc..........................   193,200    2,174,382
      Faith, Inc.......................................    27,910      293,663
  #*  FDK Corp.........................................   682,000      859,766
      Ferrotec Corp....................................   179,000      900,565
  #   Fuji Electronics Co., Ltd........................    55,100      668,327
      Fuji Soft, Inc...................................   120,000    2,401,374
      Fujitsu Frontech, Ltd............................    77,500      887,184

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    Information Technology -- (Continued)
    #   Furuno Electric Co., Ltd......................... 135,500 $1,394,389
        Furuya Metal Co., Ltd............................  11,300    273,674
        Future Architect, Inc............................ 132,900    726,618
        GMO internet, Inc................................ 408,000  3,368,721
    #   GMO Payment Gateway, Inc......................... 101,400  1,758,270
    #   Gree, Inc........................................ 556,500  3,170,110
        Gurunavi, Inc.................................... 177,800  2,837,208
        Hakuto Co., Ltd..................................  86,900    898,528
        Hioki EE Corp....................................  47,000    707,003
        Hitachi Kokusai Electric, Inc.................... 337,500  4,587,235
    #   Hochiki Corp..................................... 147,000  1,113,017
    #   Hokuriku Electric Industry Co., Ltd.............. 496,000    737,194
        Horiba, Ltd...................................... 218,850  7,128,241
        Hosiden Corp..................................... 264,400  1,419,662
        I-Net Corp/Kanagawa..............................  55,500    423,722
        Icom, Inc........................................  47,900  1,112,752
    #   Ikegami Tsushinki Co., Ltd....................... 318,000    473,174
        Imagica Robot Holdings, Inc......................  53,800    226,810
        Ines Corp........................................ 202,300  1,510,777
        Infocom Corp.....................................  82,700    630,820
        Information Services International-Dentsu, Ltd...  78,100    763,133
        Innotech Corp....................................  95,700    397,427
    #   Internet Initiative Japan, Inc................... 194,900  4,088,309
    #   Iriso Electronics Co., Ltd.......................  52,000  3,022,668
        IT Holdings Corp................................. 519,701  8,632,449
        Itfor, Inc.......................................  56,300    217,885
        Iwatsu Electric Co., Ltd......................... 515,000    422,717
        Japan Aviation Electronics Industry, Ltd.........  63,600  1,437,421
        Japan Digital Laboratory Co., Ltd................  96,300  1,331,874
    *   Japan Radio Co., Ltd............................. 335,000  1,067,252
    #   Jastec Co., Ltd..................................  55,800    430,985
    #   JBCC Holdings, Inc...............................  90,000    580,820
    *   Justsystems Corp................................. 165,300  1,019,521
    #   Kaga Electronics Co., Ltd........................ 116,400  1,478,872
        Kanematsu Electronics, Ltd.......................  74,100  1,115,116
    #*  KLab, Inc........................................ 173,300  1,793,184
        Koa Corp......................................... 199,700  1,828,575
        Koei Tecmo Holdings Co., Ltd.....................  38,630    582,581
        Kyoden Co., Ltd..................................   1,300      2,315
    #   Kyoei Sangyo Co., Ltd............................  97,000    162,460
        Kyosan Electric Manufacturing Co., Ltd........... 283,000    900,674
    #   Kyowa Electronics Instruments Co., Ltd........... 139,000    537,530
    #   LAC Co., Ltd.....................................  85,100    633,392
        Lasertec Corp....................................  23,500    290,674
    #*  Livesense, Inc...................................  62,000    377,509
    #   Macnica, Inc.....................................  59,700  1,759,536
        Marubun Corp.....................................  98,500    660,577
        Maruwa Co., Ltd..................................  53,800  1,453,247
    #   Marvelous, Inc................................... 202,000  3,028,899
        Megachips Corp................................... 125,500  1,507,775
    #   Meiko Electronics Co., Ltd....................... 115,000    362,136
    #   Melco Holdings, Inc..............................  77,700  1,226,408
    #   Micronics Japan Co., Ltd.........................  84,400  2,282,117

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Information Technology -- (Continued)
       Mimasu Semiconductor Industry Co., Ltd...........   103,581 $1,171,853
       Miraial Co., Ltd.................................    30,700    395,922
       Miroku Jyoho Service Co., Ltd....................    99,500    570,631
       Mitsubishi Research Institute, Inc...............    32,500    780,043
       Mitsui High-Tec, Inc.............................   155,100  1,043,996
       Mitsumi Electric Co., Ltd........................   400,600  3,055,176
       MTI, Ltd.........................................    86,800  1,093,722
   #   Mutoh Holdings Co., Ltd..........................   117,000    458,295
       Nagano Keiki Co., Ltd............................     5,500     31,751
       Nakayo, Inc......................................   407,000  1,312,758
       NEC Networks & System Integration Corp...........   140,600  3,021,592
   #   NET One Systems Co., Ltd.........................   541,100  3,233,924
   *   New Japan Radio Co., Ltd.........................    99,000    402,292
   #   Nichicon Corp....................................   334,000  2,542,212
       NIFTY Corp.......................................    47,400    529,635
   #   Nihon Dempa Kogyo Co., Ltd.......................   105,700    842,610
       Nihon Unisys, Ltd................................   350,975  3,068,874
   #   Nippon Ceramic Co., Ltd..........................    64,000    964,407
   *   Nippon Chemi-Con Corp............................   970,000  2,736,912
   #   Nippon Kodoshi Corp..............................    25,000    347,847
       Nippon Signal Co., Ltd. (The)....................   319,600  3,475,913
       Nippon Systemware Co., Ltd.......................    29,400    233,986
       Nohmi Bosai, Ltd.................................   136,400  1,706,093
       Noritsu Koki Co., Ltd............................    79,000    427,299
       NS Solutions Corp................................    99,900  2,425,348
   #   NSD Co., Ltd.....................................   164,800  2,544,728
   #   Nuflare Technology, Inc..........................    19,000    692,229
       Ohara, Inc.......................................    47,600    228,013
   #   Oizumi Corp......................................    28,500    207,557
       Okaya Electric Industries Co., Ltd...............    73,000    269,839
       Oki Electric Industry Co., Ltd................... 4,385,000  8,956,734
       ONO Sokki Co., Ltd...............................    60,100    462,872
       Optex Co., Ltd...................................    72,600  1,180,076
   #   Origin Electric Co., Ltd.........................   178,000    753,469
   #   Osaki Electric Co., Ltd..........................   173,000  1,175,925
       Panasonic Industrial Devices SUNX Co., Ltd.......   114,800    809,429
       Panasonic Information Systems....................    15,400    390,181
       PCA Corp.........................................     2,500     34,921
       Riken Keiki Co., Ltd.............................    78,300    814,418
       Riso Kagaku Corp.................................   185,800  3,230,278
       Roland DG Corp...................................    51,300  1,525,611
       Ryoden Trading Co., Ltd..........................   179,000  1,231,033
       Ryosan Co., Ltd..................................   189,600  4,024,648
       Ryoyo Electro Corp...............................   107,300  1,116,585
       Sanken Electric Co., Ltd.........................   685,000  5,602,750
       Sanshin Electronics Co., Ltd.....................   154,200  1,051,503
       Satori Electric Co., Ltd.........................    88,380    568,409
   #   Saxa Holdings, Inc...............................   307,000    600,496
       SCREEN Holdings Co., Ltd......................... 1,267,000  7,523,886
       Shibaura Electronics Co., Ltd....................    26,300    460,422
   #   Shibaura Mechatronics Corp.......................   206,000    508,664
       Shindengen Electric Manufacturing Co., Ltd.......   441,000  2,365,267
   #*  Shinkawa, Ltd....................................    59,000    343,595

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   Information Technology -- (Continued)
       Shinko Electric Industries Co., Ltd.............. 437,200 $  3,062,358
       Shinko Shoji Co., Ltd............................ 125,200    1,296,017
       Shizuki Electric Co., Inc........................ 103,000      502,845
       Siix Corp........................................  95,600    2,052,327
       SMK Corp......................................... 370,000    1,537,021
   #   SMS Co., Ltd..................................... 154,600    1,393,496
   #   Softbank Technology Corp.........................  30,300      324,417
   *   Softbrain Co., Ltd............................... 161,300      260,178
       SRA Holdings.....................................  48,900      605,782
   #   Sumida Corp...................................... 110,649      736,372
       Sun-Wa Technos Corp..............................  35,000      358,359
       Systena Corp..................................... 120,000      867,845
   #   Tabuchi Electric Co., Ltd........................ 149,300    1,326,884
       Tachibana Eletech Co., Ltd.......................  71,300      984,914
       Taiyo Yuden Co., Ltd............................. 661,300    8,206,015
   #   Tamura Corp...................................... 460,000    1,547,675
   #*  Teac Corp........................................ 615,000      301,494
       Teikoku Tsushin Kogyo Co., Ltd................... 204,000      388,507
       TKC Corp......................................... 107,700    1,907,059
   #   Toko, Inc........................................ 214,000      569,941
       Tokyo Electron Device, Ltd.......................  38,300      495,427
       Tokyo Seimitsu Co., Ltd.......................... 238,600    4,852,126
       Tomen Devices Corp...............................   2,400       37,183
       Tose Co., Ltd....................................  22,100      138,356
       Toshiba TEC Corp................................. 311,000    1,918,479
   #   Toukei Computer Co., Ltd.........................  26,810      381,544
       Towa Corp........................................ 128,100      780,729
       Toyo Corp........................................ 135,400    1,271,937
       Transcosmos, Inc................................. 152,700    2,673,183
       UKC Holdings Corp................................  66,800    1,025,878
   #*  Ulvac, Inc....................................... 256,800    3,678,272
       Uniden Corp...................................... 377,000      713,112
   #   UT Holdings Co., Ltd............................. 195,000      796,751
   #   Vitec Co., Ltd...................................  29,700      245,344
   #   Wacom Co., Ltd................................... 909,600    3,843,200
   #   Wellnet Corp.....................................  31,500      575,594
       Y A C Co., Ltd...................................  31,000      171,855
       Yamaichi Electronics Co., Ltd.................... 124,000      862,570
       Yashima Denki Co., Ltd...........................  25,600      122,312
       Yokowo Co., Ltd..................................  88,700      480,234
       Zappallas, Inc...................................  55,900      313,453
   #   Zuken, Inc.......................................  66,300      659,968
                                                                 ------------
   Total Information Technology.........................          287,425,558
                                                                 ------------
   Materials -- (10.1%)
       Achilles Corp.................................... 935,000    1,200,507
       ADEKA Corp....................................... 533,300    6,542,078
   #   Agro-Kanesho Co., Ltd............................  30,700      280,770
       Aichi Steel Corp................................. 692,000    2,868,783
       Alconix Corp.....................................  52,400      809,361
       Arakawa Chemical Industries, Ltd.................  88,800      901,623
   #   Araya Industrial Co., Ltd........................ 276,000      429,163
   #   Asahi Holdings, Inc.............................. 160,050    2,375,209

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
       Asahi Organic Chemicals Industry Co., Ltd........   424,000 $1,046,645
       Asahi Printing Co., Ltd..........................       800     15,325
       C Uyemura & Co., Ltd.............................    22,600  1,145,568
       Carlit Holdings Co., Ltd.........................    73,800    449,619
       Chuetsu Pulp & Paper Co., Ltd....................   568,000  1,427,535
   *   Chugai Mining Co., Ltd........................... 1,012,400    240,941
       Chugoku Marine Paints, Ltd.......................   355,000  3,124,840
       Dai Nippon Toryo Co., Ltd........................   761,000    982,825
   #   Daido Steel Co., Ltd.............................   602,000  2,357,968
       Daiichi Kigenso Kagaku-Kogyo Co., Ltd............    18,100    722,136
   #   Daiken Corp......................................   401,000    908,587
   #   Daiki Aluminium Industry Co., Ltd................   157,000    415,606
       Dainichiseika Color & Chemicals Manufacturing
         Co., Ltd.......................................   417,000  2,270,416
       Daio Paper Corp..................................   538,500  4,650,787
       Daiso Co., Ltd...................................   430,000  1,602,576
       DC Co., Ltd......................................   113,900    451,169
       Denki Kagaku Kogyo K.K........................... 1,727,000  6,804,579
   #   DKS Co., Ltd.....................................   213,000    676,409
       Dynapac Co., Ltd.................................    25,000     57,107
   #   FP Corp..........................................   152,300  5,315,424
   #   Fuji Seal International, Inc.....................   134,400  4,294,418
       Fujikura Kasei Co., Ltd..........................   149,700    727,245
       Fujimi, Inc......................................   108,700  1,688,091
       Fujimori Kogyo Co., Ltd..........................    77,200  2,181,170
   #   Fumakilla, Ltd...................................    62,000    187,687
       Fuso Chemical Co., Ltd...........................    39,700    413,910
   #   Godo Steel, Ltd..................................   899,000  1,446,710
       Gun-Ei Chemical Industry Co., Ltd................   294,000    848,724
       Harima Chemicals Group, Inc......................    73,300    297,107
       Hodogaya Chemical Co., Ltd.......................   349,000    566,662
       Hokkan Holdings, Ltd.............................   283,000    719,589
       Hokko Chemical Industry Co., Ltd.................   107,000    372,261
       Hokuetsu Kishu Paper Co., Ltd....................   882,699  4,157,327
       Honshu Chemical Industry Co., Ltd................    14,000    110,442
   #   Ihara Chemical Industry Co., Ltd.................   211,000  2,368,214
       Ise Chemical Corp................................    83,000    539,474
   *   Ishihara Sangyo Kaisha, Ltd...................... 1,926,500  1,672,288
   #   Ishizuka Glass Co., Ltd..........................   119,000    231,643
       JCU Corp.........................................    27,700  1,278,308
   #   JSP Corp.........................................   106,400  2,126,318
   *   Kanto Denka Kogyo Co., Ltd.......................   250,000  1,185,425
       Katakura Chikkarin Co., Ltd......................    43,000    100,366
       Kawakin Holdings Co., Ltd........................    11,000     26,533
   #   Kawasaki Kasei Chemicals, Ltd....................    84,000    114,937
   #   Kimoto Co., Ltd..................................   234,600    594,059
       Koatsu Gas Kogyo Co., Ltd........................   163,493    833,454
       Kogi Corp........................................    55,000     99,302
       Kohsoku Corp.....................................    61,900    469,185
       Konishi Co., Ltd.................................    92,300  1,581,963
       Krosaki Harima Corp..............................   278,000    571,659
       Kumiai Chemical Industry Co., Ltd................   271,000  2,108,963
       Kureha Corp......................................   786,500  3,276,521
       Kurimoto, Ltd....................................   702,000  1,316,949

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
   #   Kyoei Steel, Ltd.................................   109,300 $2,030,784
       Kyowa Leather Cloth Co., Ltd.....................    43,500    279,458
       Lintec Corp......................................   312,600  6,878,840
       MEC Co., Ltd.....................................    98,600    761,126
       Mitani Sekisan Co., Ltd..........................    24,700    420,713
   *   Mitsubishi Paper Mills, Ltd...................... 1,728,000  1,271,999
       Mitsubishi Steel Manufacturing Co., Ltd..........   868,000  1,757,191
       Mitsui Mining & Smelting Co., Ltd................ 3,671,000  7,665,685
   #   MORESCO Corp.....................................    40,900    758,975
       Mory Industries, Inc.............................   156,000    552,111
   *   Nakayama Steel Works, Ltd........................   746,000    510,980
       Neturen Co., Ltd.................................   171,700  1,279,830
   #*  New Japan Chemical Co., Ltd......................   182,300    330,992
       Nichia Steel Works, Ltd..........................   169,900    494,569
       Nihon Kagaku Sangyo Co., Ltd.....................    73,000    541,236
       Nihon Nohyaku Co., Ltd...........................   261,700  3,077,858
       Nihon Parkerizing Co., Ltd.......................   275,800  6,575,282
       Nihon Yamamura Glass Co., Ltd....................   503,000    728,731
   #   Nippon Carbide Industries Co., Inc...............   447,000    833,168
   #*  Nippon Chemical Industrial Co., Ltd..............   491,000  1,296,156
       Nippon Chutetsukan K.K...........................   113,000    225,534
   #   Nippon Concrete Industries Co., Ltd..............   209,000    995,487
   #   Nippon Denko Co., Ltd............................   692,914  1,746,482
       Nippon Fine Chemical Co., Ltd....................    85,600    613,097
       Nippon Kasei Chemical Co., Ltd...................   192,000    230,223
   #*  Nippon Kinzoku Co., Ltd..........................   301,000    365,352
   #*  Nippon Koshuha Steel Co., Ltd....................   473,000    434,878
       Nippon Light Metal Holdings Co., Ltd............. 3,320,900  4,964,834
       Nippon Pillar Packing Co., Ltd...................   120,200    895,284
       Nippon Soda Co., Ltd.............................   896,000  5,095,807
       Nippon Synthetic Chemical Industry Co., Ltd.
         (The)..........................................   295,000  1,814,072
       Nippon Valqua Industries, Ltd....................   503,000  1,327,092
   #*  Nippon Yakin Kogyo Co., Ltd......................   855,400  1,707,312
   #   Nisshin Steel Co., Ltd...........................   599,492  6,205,546
   #   Nitta Gelatin, Inc...............................    32,500    195,289
       Nittetsu Mining Co., Ltd.........................   375,000  1,325,519
   #   Nitto FC Co., Ltd................................    65,700    384,368
       NOF Corp.........................................   895,000  5,731,759
       Okamoto Industries, Inc..........................   417,000  1,528,704
       Okura Industrial Co., Ltd........................   305,000    900,713
       Osaka Organic Chemical Industry, Ltd.............    66,000    277,796
       Osaka Steel Co., Ltd.............................    85,700  1,619,944
   #   OSAKA Titanium Technologies Co., Ltd.............   116,400  2,438,916
   #*  Pacific Metals Co., Ltd..........................   951,000  2,561,917
       Pack Corp. (The).................................    81,900  1,609,923
   #*  Rasa Industries, Ltd.............................   494,000    549,422
   #   Rengo Co., Ltd................................... 1,367,000  5,743,534
       Riken Technos Corp...............................   218,800    805,369
       Sakai Chemical Industry Co., Ltd.................   587,000  2,088,900
       Sakata INX Corp..................................   242,000  2,560,215
       Sanyo Chemical Industries, Ltd...................   359,000  2,602,764
       Sanyo Special Steel Co., Ltd.....................   666,300  2,236,149
       Sekisui Plastics Co., Ltd........................   270,000  1,047,071

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Materials -- (Continued)
      Shikoku Chemicals Corp...........................   239,000 $  1,856,377
      Shin-Etsu Polymer Co., Ltd.......................   195,800      874,935
      Shinagawa Refractories Co., Ltd..................   257,000      578,326
  #   Shinko Wire Co., Ltd.............................   184,000      272,789
      Stella Chemifa Corp..............................    55,900      615,158
      Sumitomo Bakelite Co., Ltd....................... 1,260,000    5,215,056
      Sumitomo Osaka Cement Co., Ltd................... 2,729,000    7,935,523
  #   Sumitomo Seika Chemicals Co., Ltd................   287,000    2,033,594
      T Hasegawa Co., Ltd..............................   131,600    1,900,899
  #   T&K Toka Co., Ltd................................    38,700      733,552
  #   Taisei Lamick Co., Ltd...........................    29,600      712,597
      Taiyo Holdings Co., Ltd..........................   104,700    3,805,949
      Takasago International Corp......................   439,000    2,183,296
      Takiron Co., Ltd.................................   304,000    1,348,943
  *   Tanaka Chemical Corp.............................     1,100        3,759
      Tayca Corp.......................................   169,000      603,019
      Tenma Corp.......................................    81,900    1,084,635
      Toagosei Co., Ltd................................ 1,354,000    5,412,303
  #*  Toda Kogyo Corp..................................   225,000      955,073
      Toho Zinc Co., Ltd...............................   811,000    2,545,729
      Tokai Carbon Co., Ltd............................ 1,326,000    3,820,613
      Tokushu Tokai Paper Co., Ltd.....................   571,580    1,409,602
      Tokuyama Corp.................................... 2,222,000    4,935,919
      Tokyo Ohka Kogyo Co., Ltd........................   147,300    5,065,132
  *   Tokyo Rope Manufacturing Co., Ltd................   635,000    1,191,121
      Tokyo Steel Manufacturing Co., Ltd...............   654,900    4,921,217
      Tokyo Tekko Co., Ltd.............................   258,000    1,287,275
      Tomoegawa Co., Ltd...............................   125,000      209,172
      Tomoku Co., Ltd..................................   345,000      826,434
      Topy Industries, Ltd............................. 1,175,000    2,646,289
      Toyo Ink SC Holdings Co., Ltd.................... 1,121,000    5,247,278
      Toyo Kohan Co., Ltd..............................   294,000    1,509,047
      Toyobo Co., Ltd.................................. 5,943,000    7,992,962
      TYK Corp.........................................   138,000      254,537
  #   UACJ Corp........................................ 1,529,415    3,756,225
      Ube Industries, Ltd.............................. 3,144,000    4,708,629
      Wood One Co., Ltd................................   169,000      390,393
      Yodogawa Steel Works, Ltd........................   744,500    2,678,411
      Yotai Refractories Co., Ltd......................     8,000       25,626
      Yuki Gosei Kogyo Co., Ltd........................    64,000      145,395
      Yushiro Chemical Industry Co., Ltd...............    62,500      972,831
                                                                  ------------
  Total Materials......................................            284,121,036
                                                                  ------------
  Telecommunication Services -- (0.2%)
  #*  Japan Communications, Inc........................   781,600    3,345,124
      Okinawa Cellular Telephone Co....................    42,800    1,235,161
                                                                  ------------
  Total Telecommunication Services.....................              4,580,285
                                                                  ------------
  Utilities -- (0.4%)
  #*  Hokkaido Electric Power Co., Inc.................   145,700    1,176,909
  #   Hokkaido Gas Co., Ltd............................   270,000      660,732
      Hokuriku Gas Co., Ltd............................    99,000      239,114

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
Utilities -- (Continued)
    K&O Energy Group, Inc............................     77,500 $      995,639
    Okinawa Electric Power Co., Inc. (The)...........     93,671      3,244,948
    Saibu Gas Co., Ltd...............................  1,860,000      4,119,597
    Shizuoka Gas Co., Ltd............................    307,000      1,960,390
                                                                 --------------
Total Utilities......................................                12,397,329
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,496,125,298
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@ DFA Short Term Investment Fund.................. 27,099,906    313,545,912
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,721,941,784)^^....................................... $2,809,671,210
                                                                 ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  511,934,615   --    $  511,934,615
   Consumer Staples...........         --    229,902,068   --       229,902,068
   Energy.....................         --     24,946,815   --        24,946,815
   Financials................. $4,769,265    276,731,026   --       281,500,291
   Health Care................         --    118,661,590   --       118,661,590
   Industrials................         --    740,655,711   --       740,655,711
   Information Technology.....         --    287,425,558   --       287,425,558
   Materials..................         --    284,121,036   --       284,121,036
   Telecommunication Services.         --      4,580,285   --         4,580,285
   Utilities..................         --     12,397,329   --        12,397,329
Securities Lending Collateral.         --    313,545,912   --       313,545,912
                               ---------- --------------   --    --------------
TOTAL......................... $4,769,265 $2,804,901,945   --    $2,809,671,210
                               ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
  COMMON STOCKS -- (79.3%)
  AUSTRALIA -- (39.5%)
  *   AAT Corp., Ltd...................................         99 $        --
  #*  ABM Resources NL.................................    289,660      68,634
  #   Acrux, Ltd.......................................    653,577     773,234
      Adelaide Brighton, Ltd...........................  3,733,767  10,347,508
  *   Aditya Birla Minerals, Ltd.......................    837,590     129,808
  *   AED Oil, Ltd.....................................    363,401          --
  #   Ainsworth Game Technology, Ltd...................    800,329   1,823,334
  *   AJ Lucas Group, Ltd..............................    317,969      90,094
  *   Alchemia, Ltd....................................    221,672      12,049
  #*  Alkane Resources, Ltd............................  1,255,636     255,311
  *   Alliance Resources, Ltd..........................    399,488      23,143
  #   ALS, Ltd.........................................    651,255   2,459,083
      Altium, Ltd......................................    200,244     466,020
  *   Altona Mining, Ltd...............................  1,108,169     198,416
      AMA Group, Ltd...................................     15,236       4,439
      Amalgamated Holdings, Ltd........................    474,707   4,335,617
  #   Amcom Telecommunications, Ltd....................  2,302,821   5,101,517
      Ansell, Ltd......................................    544,496   9,557,376
  #*  Antares Energy, Ltd..............................  1,279,135     175,361
  #   AP Eagers, Ltd...................................    241,566   1,162,193
  *   APN News & Media, Ltd............................  4,716,055   2,966,783
  #*  Aquarius Platinum, Ltd...........................  5,108,664   1,095,291
  *   Arafura Resources, Ltd...........................    226,113       8,320
  #   ARB Corp., Ltd...................................    481,571   4,315,761
      Aristocrat Leisure, Ltd..........................  2,904,473  15,734,569
      Arrium, Ltd...................................... 18,479,966   2,916,404
  #*  ASG Group, Ltd...................................    924,665     473,570
  *   Atlantic, Ltd....................................     21,276         543
  #   Atlas Iron, Ltd..................................  6,063,469     792,368
  *   Aurelia Metals, Ltd..............................    104,200      19,510
  #   Ausdrill, Ltd....................................  1,773,892     514,739
  #*  Ausenco, Ltd.....................................    769,338     247,162
  *   Austal, Ltd......................................  1,182,442   1,419,939
  #   Austbrokers Holdings, Ltd........................    236,995   1,630,893
  #   Austin Engineering, Ltd..........................    279,815     150,565
  #*  Australian Agricultural Co., Ltd.................  2,455,728   3,049,325
      Australian Pharmaceutical Industries, Ltd........  2,474,051   1,748,848
      Australian Vintage, Ltd..........................  4,096,187   1,431,437
      Automotive Holdings Group, Ltd...................  1,507,514   4,408,726
  #*  Avanco Resources, Ltd............................  2,444,368     138,408
      Aveo Group.......................................         --           1
      AVJennings, Ltd..................................  7,259,050   3,203,687
  *   AWE, Ltd.........................................  3,455,857   3,588,057
  #*  Bandanna Energy, Ltd.............................    337,935      16,574
  #   BC Iron, Ltd.....................................  1,037,294     368,954
  #   Beach Energy, Ltd................................  9,353,942   6,963,889
  #*  Beadell Resources, Ltd...........................  2,420,844     557,821
  #   Bega Cheese, Ltd.................................    525,852   2,081,088
  *   Berkeley Resources, Ltd..........................    434,006      82,694
  #*  Billabong International, Ltd.....................  3,896,307   1,942,478
  *   Bionomics, Ltd...................................     76,538      24,822

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #   Blackmores, Ltd..................................    84,193 $ 2,642,992
  *   BlueScope Steel, Ltd............................. 1,945,699   7,537,641
  #*  Boart Longyear, Ltd.............................. 2,737,139     347,017
  *   Boom Logistics, Ltd..............................   986,820      99,946
      Bradken, Ltd..................................... 1,278,641   2,696,737
  #   Breville Group, Ltd..............................   780,129   4,376,059
  #   Brickworks, Ltd..................................   180,125   1,697,996
      BT Investment Management, Ltd....................   592,133   3,310,725
  #*  Buccaneer Energy, Ltd............................ 3,283,586       5,113
  #*  Buru Energy, Ltd.................................   292,049      84,517
  #   Cabcharge Australia, Ltd.........................   888,851   2,989,578
      Cape Lambert Resources, Ltd......................   726,958      43,557
  *   Capral, Ltd......................................    58,499       5,704
  #   Cardno, Ltd...................................... 1,123,192   2,565,241
  #*  Carnarvon Petroleum, Ltd......................... 5,245,194     569,963
  *   Carnegie Wave Energy, Ltd........................   563,165      28,521
  #   carsales.com, Ltd................................ 1,753,092  13,959,538
  #   Cash Converters International, Ltd............... 2,261,751   1,942,931
  *   CDS Technologies, Ltd............................    13,276          --
  #   Cedar Woods Properties, Ltd......................   321,134   1,449,644
      Challenger, Ltd..................................    82,637     402,031
  #   Chandler Macleod Group, Ltd......................   528,695     220,244
  *   ChemGenex Pharmaceuticals, Ltd...................   115,291          --
  #*  Clinuvel Pharmaceuticals, Ltd....................    48,821     142,073
      Clover Corp., Ltd................................   280,574      64,328
  *   Coal of Africa, Ltd..............................   668,800      18,265
  *   Cockatoo Coal, Ltd............................... 6,931,645      75,548
  #   Codan, Ltd.......................................   400,153     252,183
  *   Coffey International, Ltd........................ 1,048,636     215,739
  #   Collection House, Ltd............................ 1,996,126   3,234,480
      Collins Foods, Ltd...............................   287,111     565,121
  *   Comet Ridge, Ltd.................................    15,204       1,477
  *   Cooper Energy, Ltd...............................   336,842      63,868
  #   Corporate Travel Management, Ltd.................   210,615   1,594,256
      Coventry Group, Ltd..............................   144,778     270,094
  #   Credit Corp. Group, Ltd..........................   110,382   1,002,887
      CSG, Ltd.........................................   798,595     744,041
      CSR, Ltd......................................... 3,335,360  10,302,791
      CTI Logistics, Ltd...............................     5,500       5,769
  #*  Cudeco, Ltd......................................   399,317     438,324
  *   Cue Energy Resources, Ltd........................ 1,378,665      96,151
  #   Data#3, Ltd......................................   573,106     291,349
  #   Decmil Group, Ltd................................   893,550     867,017
  *   Devine, Ltd......................................   497,498     359,558
      Dick Smith Holdings, Ltd.........................    51,051      80,688
  #   Domino's Pizza Enterprises, Ltd..................   279,856   5,657,785
      Downer EDI, Ltd.................................. 2,989,518   9,706,728
  *   Dragon Mining, Ltd...............................    76,113       7,340
  #*  Drillsearch Energy, Ltd.......................... 3,446,607   2,077,041
  #   DUET Group.......................................   687,573   1,337,851
      DuluxGroup, Ltd.................................. 3,170,621  14,686,796
  #   DWS, Ltd.........................................   382,927     321,466
      Echo Entertainment Group, Ltd.................... 4,331,523  13,534,157

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  AUSTRALIA -- (Continued)
  *   EHG Corp., Ltd...................................        482 $        --
  #*  Elders, Ltd......................................    227,187     581,246
  *   Emeco Holdings, Ltd..............................  3,582,494     334,314
  #*  Energy Resources of Australia, Ltd...............  1,190,867   1,208,967
  #*  Energy World Corp., Ltd..........................  4,308,665     981,832
  *   Enero Group, Ltd.................................     12,387       8,187
  #*  Equatorial Resources, Ltd........................     51,591       9,411
  #   Equity Trustees, Ltd.............................     14,779     229,371
  #   ERM Power, Ltd...................................    632,664   1,067,731
      Ethane Pipeline Income Fund......................    190,260     258,466
      Euroz, Ltd.......................................     98,356      80,994
  #   Evolution Mining, Ltd............................  2,670,374   1,921,460
      Fairfax Media, Ltd............................... 14,676,907  10,209,639
      Fantastic Holdings, Ltd..........................    335,900     480,275
  *   FAR, Ltd.........................................  8,139,266     572,939
      Finbar Group, Ltd................................    128,055     126,979
  #   Fleetwood Corp., Ltd.............................    406,195     461,197
  #   FlexiGroup, Ltd..................................    620,491   1,411,419
  *   Flinders Mines, Ltd..............................  7,896,335      92,658
  #*  Focus Minerals, Ltd.............................. 19,167,915     150,326
  #   G8 Education, Ltd................................    686,800   2,228,798
  *   Galaxy Resources, Ltd............................    601,226      11,701
      Gazal Corp., Ltd.................................     50,562     107,601
  #*  Geodynamics, Ltd.................................     69,571       1,943
  #*  Gindalbie Metals, Ltd............................  2,927,610      48,104
  *   Global Construction Services, Ltd................      4,832       1,877
      Goodman Fielder, Ltd............................. 10,646,991   5,284,348
  #   GrainCorp, Ltd. Class A..........................  1,240,760   8,564,422
  #   Grange Resources, Ltd............................  1,724,297     133,855
  #   Greencross, Ltd..................................     99,823     687,919
  *   Greenland Minerals & Energy, Ltd.................    796,390      43,253
  #*  Gryphon Minerals, Ltd............................  1,088,015      65,870
  #   GUD Holdings, Ltd................................    718,872   4,372,200
  *   Gunns, Ltd.......................................  2,872,620          --
  #   GWA Group, Ltd...................................  2,106,309   4,313,280
      Hansen Technologies, Ltd.........................     46,322      62,414
  #   HFA Holdings, Ltd................................    260,589     313,747
  *   Highlands Pacific, Ltd...........................  1,196,332      53,237
  #*  Hillgrove Resources, Ltd.........................    200,146      58,913
      Hills, Ltd.......................................  1,315,510   1,103,897
  #*  Horizon Oil, Ltd.................................  6,888,387     668,787
  *   Icon Energy, Ltd.................................  1,135,301      77,035
  *   IDM International, Ltd...........................     23,969          --
  #   iiNET, Ltd.......................................  1,139,528   6,613,536
      Iluka Resources, Ltd.............................     95,047     516,167
  #*  Imdex, Ltd.......................................  1,225,370     281,273
  #   IMF Bentham, Ltd.................................    678,618   1,132,947
      Independence Group NL............................  1,827,105   7,035,103
  #*  Infigen Energy...................................  2,081,316     403,172
  #   Infomedia, Ltd...................................  2,094,592   1,490,975
      Integrated Research, Ltd.........................    336,657     340,142
  #*  Intrepid Mines, Ltd..............................    331,189      33,568
  #   Invocare, Ltd....................................    927,559   9,360,900

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #   IOOF Holdings, Ltd............................... 1,941,725 $14,168,735
  #   Iress, Ltd....................................... 1,099,550   8,796,492
  *   iSelect, Ltd.....................................    48,828      46,250
  #   JB Hi-Fi, Ltd....................................   860,733  11,157,334
      Jumbo Interactive, Ltd...........................    95,052      69,588
  *   Jupiter Mines, Ltd...............................   405,443      66,915
      K&S Corp., Ltd...................................   250,643     253,240
  *   Kangaroo Resources, Ltd..........................   281,470       1,424
  #*  Karoon Gas Australia, Ltd........................   759,802   1,235,864
  #*  Kingsgate Consolidated, Ltd...................... 1,768,531   1,087,673
  *   Kingsrose Mining, Ltd............................   760,046     149,136
  *   Lednium, Ltd.....................................   195,019          --
      LogiCamms, Ltd...................................    38,305      20,746
  #*  Lonestar Resources, Ltd.......................... 1,156,166     170,809
      Lycopodium, Ltd..................................    80,228      81,113
  #*  Lynas Corp., Ltd................................. 3,390,978     117,482
  #   M2 Group, Ltd.................................... 1,274,865   8,880,030
      MACA, Ltd........................................   628,443     401,293
  *   Macmahon Holdings, Ltd........................... 6,319,933     278,943
  #   Macquarie Atlas Roads Group......................   544,465   1,241,741
      Macquarie Telecom Group, Ltd.....................    35,019     136,783
  #   Magellan Financial Group, Ltd....................   479,921   7,069,892
  *   Matrix Composites & Engineering, Ltd.............   167,126      76,543
  #*  Maverick Drilling & Exploration, Ltd.............   907,264     108,291
  #   MaxiTRANS Industries, Ltd........................   942,578     374,285
  #*  Mayne Pharma Group, Ltd.......................... 2,972,383   1,440,768
  #   McMillan Shakespeare, Ltd........................   430,668   3,826,860
      McPherson's, Ltd.................................   494,049     456,336
  #*  Medusa Mining, Ltd............................... 1,214,094     801,593
      Melbourne IT, Ltd................................   454,822     485,338
  *   MEO Australia, Ltd...............................   681,039       7,926
  #*  Mesoblast, Ltd...................................    99,585     309,347
      Metals X, Ltd....................................   371,519     317,276
  #   Metcash, Ltd..................................... 4,642,900   5,241,287
  *   Metgasco, Ltd....................................    48,452       1,361
  *   Metminco, Ltd....................................   319,401       1,726
      Mincor Resources NL.............................. 1,099,085     615,629
  #*  Mineral Deposits, Ltd............................   466,063     311,474
  #   Mineral Resources, Ltd........................... 1,202,488   6,228,798
  #   MMA Offshore, Ltd................................ 2,253,544   1,392,754
  #*  Molopo Energy, Ltd............................... 1,186,993     129,034
  #   Monadelphous Group, Ltd..........................   707,732   4,458,093
  *   Morning Star Gold NL.............................   332,749       5,440
      Mortgage Choice, Ltd.............................   700,465   1,308,592
  #   Mount Gibson Iron, Ltd........................... 4,616,924     760,369
  #   Myer Holdings, Ltd............................... 4,168,808   5,021,466
  #   MyState, Ltd.....................................   174,087     645,880
  *   Nanosonics, Ltd..................................   125,464     131,629
  #   Navitas, Ltd..................................... 1,467,242   6,062,538
  #*  Nearmap, Ltd..................................... 1,032,226     453,262
  #   New Hope Corp., Ltd..............................   145,093     264,355
  #*  Newsat, Ltd...................................... 1,680,867     131,536
  *   Nexus Energy, Ltd................................ 6,106,883          --

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #   NIB Holdings, Ltd................................ 2,758,725 $ 7,083,226
      Nick Scali, Ltd..................................   170,701     359,402
  #*  Noble Mineral Resources, Ltd.....................   405,717          --
  *   Northern Iron, Ltd...............................   692,729      14,561
  #   Northern Star Resources, Ltd..................... 4,948,523   7,159,367
  #   NRW Holdings, Ltd................................ 1,922,096     423,448
      Nufarm, Ltd...................................... 1,174,808   5,162,366
  *   OM Holdings, Ltd.................................    29,193       7,300
  #*  Orocobre, Ltd....................................   401,382     912,525
  #   OrotonGroup, Ltd.................................   131,885     276,611
  *   Otto Energy, Ltd................................. 1,936,175     145,451
  #   OZ Minerals, Ltd................................. 2,263,016   6,759,794
      OzForex Group, Ltd...............................   101,351     199,460
  #   Pacific Brands, Ltd.............................. 6,272,734   2,379,457
  #*  Paladin Energy, Ltd.............................. 9,684,089   2,831,694
      PanAust, Ltd..................................... 3,208,104   2,994,744
      Panoramic Resources, Ltd......................... 1,834,198     641,907
  #*  PaperlinX, Ltd................................... 2,360,419      71,618
      Patties Foods, Ltd...............................    42,099      45,136
      Peet, Ltd........................................ 1,672,692   1,347,857
  *   Peninsula Energy, Ltd............................ 8,363,816     135,479
  #   Perpetual, Ltd...................................   364,543  13,831,326
  #*  Perseus Mining, Ltd.............................. 3,129,961     893,345
  *   Phosphagenics, Ltd............................... 1,842,963     113,333
  #*  Platinum Australia, Ltd.......................... 1,442,661       6,739
  *   Pluton Resources, Ltd............................    20,710         221
  *   PMP, Ltd......................................... 2,395,607     751,430
  #*  Poseidon Nickel, Ltd.............................   554,377      47,225
      Premier Investments, Ltd.........................   573,267   4,555,086
  #*  Prima Biomed, Ltd................................ 2,194,242      61,593
  #   Primary Health Care, Ltd......................... 3,240,864  11,607,224
  #   Prime Media Group, Ltd........................... 2,091,792   1,308,884
  #   Programmed Maintenance Services, Ltd.............   783,857   1,320,316
  *   Qantas Airways, Ltd.............................. 4,914,897   9,903,870
  #   Qube Holdings, Ltd............................... 1,208,085   2,189,461
  *   Quickstep Holdings, Ltd..........................   255,575      45,008
  *   Ramelius Resources, Ltd..........................   834,228      89,481
  #*  Range Resources, Ltd............................. 1,456,711      12,287
      RCG Corp., Ltd...................................   172,449      97,725
      RCR Tomlinson, Ltd............................... 1,086,285   1,733,063
      REA Group, Ltd...................................    37,034   1,416,623
  #   Reckon, Ltd......................................   366,718     544,422
  *   Red 5, Ltd.......................................     9,022         748
  *   Redflex Holdings, Ltd............................   377,855     264,251
      Reece Australia, Ltd.............................   238,257   5,978,129
  #*  Regis Resources, Ltd............................. 2,578,577   3,881,707
  #   Reject Shop, Ltd. (The)..........................   241,348   1,090,385
  #*  Resolute Mining, Ltd............................. 4,105,110   1,231,870
  *   Resource Generation, Ltd.........................   338,381      26,350
  #   Retail Food Group, Ltd...........................   929,737   4,442,605
  #*  Rex Minerals, Ltd................................   362,197      30,821
      Ridley Corp., Ltd................................ 1,370,839     969,169
  *   RiverCity Motorway Group......................... 1,563,354          --

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  AUSTRALIA -- (Continued)
  *   RungePincockMinarco, Ltd.........................     30,702 $    13,853
  #   Ruralco Holdings, Ltd............................    119,306     337,528
  #   SAI Global, Ltd..................................  1,590,543   4,833,974
  #   Salmat, Ltd......................................    664,807     829,404
  *   Samson Oil & Gas, Ltd............................  7,175,499      55,867
  #   Sandfire Resources NL............................    572,064   1,887,233
  *   Saracen Mineral Holdings, Ltd....................  5,262,040   1,528,948
      Schaffer Corp., Ltd..............................     33,766     141,802
  #   Sedgman, Ltd.....................................    452,719     183,512
  #   Select Harvests, Ltd.............................    483,163   2,480,729
  #*  Senex Energy, Ltd................................  6,628,560   1,415,154
      Servcorp, Ltd....................................    321,229   1,267,791
  *   Service Stream, Ltd..............................  1,693,203     269,528
  #   Seven Group Holdings, Ltd........................    562,463   2,229,378
      Seven West Media, Ltd............................  4,540,626   4,602,401
      Seymour Whyte, Ltd...............................      8,690      10,413
      Sigma Pharmaceuticals, Ltd.......................  7,443,934   4,619,408
  #*  Silex Systems, Ltd...............................    511,695     209,477
  #   Silver Chef, Ltd.................................     82,354     417,506
  #*  Silver Lake Resources, Ltd.......................  2,836,778     518,213
  #   Sims Metal Management, Ltd.......................  1,409,081  11,854,632
      Sirtex Medical, Ltd..............................    421,945   8,797,511
  #   Skilled Group, Ltd...............................  1,388,531   1,402,919
      Slater & Gordon, Ltd.............................  1,162,120   5,964,148
  #   SMS Management & Technology, Ltd.................    592,261   1,656,084
  #   Southern Cross Electrical Engineering, Ltd.......     21,171       7,394
  #   Southern Cross Media Group, Ltd..................  3,627,784   2,951,675
  #   Spark Infrastructure Group....................... 10,691,774  17,704,592
      Specialty Fashion Group, Ltd.....................    809,557     465,091
      SRG, Ltd.........................................     29,934      13,527
  #*  St Barbara, Ltd..................................  2,671,044     446,349
  #   Steadfast Group, Ltd.............................    112,713     127,620
  *   Strike Energy, Ltd...............................  1,471,668     126,113
      STW Communications Group, Ltd....................  2,297,464   1,634,046
  #*  Sundance Energy Australia, Ltd...................  2,586,243     931,164
  #*  Sundance Resources, Ltd..........................  8,756,539     176,587
      Sunland Group, Ltd...............................    751,248     994,184
  #   Super Retail Group, Ltd..........................  1,318,467   8,898,378
      Swick Mining Services, Ltd.......................    106,166      15,502
      Tabcorp Holdings, Ltd............................  2,426,529   8,576,672
  *   Tap Oil, Ltd.....................................  1,524,091     444,686
      Tassal Group, Ltd................................    927,553   2,709,031
  #   Technology One, Ltd..............................  1,656,494   4,254,583
  #*  Ten Network Holdings, Ltd........................ 10,842,364   1,674,456
  #   TFS Corp., Ltd...................................  1,842,395   2,099,035
  #   Thorn Group, Ltd.................................    417,980     928,166
  #*  Tiger Resources, Ltd.............................  6,540,922     246,550
  *   Toro Energy, Ltd.................................     70,156       4,513
  #   Tox Free Solutions, Ltd..........................    892,900   2,017,126
  #   TPG Telecom, Ltd.................................    882,504   4,564,369
  *   Transfield Services, Ltd.........................  3,180,086   3,482,012
  #   Transpacific Industries Group, Ltd............... 10,622,916   6,795,788
  #   Treasury Group, Ltd..............................     11,874     111,906

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 AUSTRALIA -- (Continued)
     Treasury Wine Estates, Ltd.......................    611,191 $  2,323,643
 *   Tribune Resources, Ltd...........................      3,093        7,620
 #*  Troy Resources, Ltd..............................    998,191      445,178
 #   UGL, Ltd.........................................  1,220,877    1,694,989
 *   Unity Mining, Ltd................................  1,277,780       10,071
     UXC, Ltd.........................................  1,927,277    1,113,930
 *   Venture Minerals, Ltd............................    371,390       10,761
     Villa World, Ltd.................................    239,163      389,735
 #   Village Roadshow, Ltd............................    855,994    4,038,002
 *   Virgin Australia Holdings, Ltd...................  6,117,534    2,231,869
 *   Virgin Australia Holdings, Ltd. (ACI01NXR8)......  7,648,897           --
 #   Virtus Health, Ltd...............................     41,521      258,143
     Vision Eye Institute, Ltd........................    477,043      265,678
 #   Vocus Communications, Ltd........................    580,994    2,796,230
     Watpac, Ltd......................................    783,104      492,033
 #   WDS, Ltd.........................................    317,968       41,948
 #   Webjet, Ltd......................................    510,145    1,154,841
     Webster, Ltd.....................................    180,921      188,225
     Western Areas, Ltd...............................  1,495,542    4,633,049
 #*  Western Desert Resources, Ltd....................    241,493       20,455
 #*  White Energy Co., Ltd............................    643,913       89,107
 #*  Whitehaven Coal, Ltd.............................  4,157,607    3,969,565
     Wide Bay Australia, Ltd..........................     89,119      398,681
 *   Wollongong Coal, Ltd.............................    119,865        2,240
     WorleyParsons, Ltd...............................     89,828      668,323
                                                                  ------------
 TOTAL AUSTRALIA......................................             650,835,837
                                                                  ------------
 CHINA -- (0.1%)
 *   Goldin Properties Holdings, Ltd..................  3,044,000    1,737,682
 #*  Technovator International, Ltd...................  1,228,000      487,958
     Zhuhai Holdings Investment Group, Ltd............  1,146,000      197,688
                                                                  ------------
 TOTAL CHINA..........................................               2,423,328
                                                                  ------------
 HONG KONG -- (22.7%)
     Aeon Credit Service Asia Co., Ltd................    580,000      432,443
 #   Aeon Stores Hong Kong Co., Ltd...................    248,000      275,205
     Alco Holdings, Ltd...............................  1,426,000      273,843
     Allan International Holdings.....................    720,000      199,382
     Allied Group, Ltd................................    683,200    2,902,574
 #   Allied Properties HK, Ltd........................ 12,297,857    2,442,025
 *   Anxian Yuan China Holdings, Ltd..................  3,100,000       55,959
 *   Apac Resources, Ltd.............................. 19,724,900      286,201
     APT Satellite Holdings, Ltd......................  1,979,500    2,692,312
     Arts Optical International Hldgs.................    730,000      282,389
     Asia Financial Holdings, Ltd.....................  2,474,908    1,058,674
     Asia Satellite Telecommunications Holdings, Ltd..    962,000    3,343,896
     Asia Standard Hotel Group, Ltd................... 11,777,218    1,823,004
     Asia Standard International Group, Ltd........... 13,425,937    3,152,306
     Associated International Hotels, Ltd.............    980,000    2,951,316
     Aupu Group Holding Co., Ltd......................  3,260,000      641,347
 *   AVIC Joy Holdings HK, Ltd........................  1,630,000       71,181
 *   Bel Global Resources Holdings, Ltd...............  2,576,000           --

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
  HONG KONG -- (Continued)
  #   Bonjour Holdings, Ltd............................  13,352,600 $1,205,847
      Bossini International Hldg.......................   3,807,500    322,766
  #*  Brightoil Petroleum Holdings, Ltd................  10,253,000  2,490,465
  #*  Brockman Mining, Ltd.............................  23,482,814    875,167
  *   Burwill Holdings, Ltd............................  27,910,960  1,202,335
  #   Cafe de Coral Holdings, Ltd......................   1,958,000  7,207,522
      CEC International Holdings, Ltd..................     516,000    150,815
      Century City International Holdings, Ltd.........   6,419,460    495,410
      Champion Technology Holdings, Ltd................  15,193,089    302,990
      Chen Hsong Holdings..............................   1,212,000    323,442
      Cheuk Nang Holdings, Ltd.........................     623,976    566,487
  *   Cheung Wo International Holdings, Ltd............     690,000     55,132
      Chevalier International Holdings, Ltd............     786,834  1,350,422
  *   China Billion Resources, Ltd.....................   4,876,000         --
  #*  China Daye Non-Ferrous Metals Mining, Ltd........  14,889,837    269,211
  *   China Digicontent Co., Ltd.......................   2,710,000         --
  #*  China Dynamics Holdings, Ltd.....................     660,000     49,177
  #   China Electronics Corp. Holdings Co., Ltd........   6,146,250  1,416,097
  *   China Energy Development Holdings, Ltd...........  52,272,000    993,527
      China Financial Services Holdings, Ltd...........     954,000     68,641
  *   China Flavors & Fragrances Co., Ltd..............     156,137     20,604
  *   China Infrastructure Investment, Ltd.............   7,776,000    120,407
      China Metal International Holdings, Inc..........   2,748,000    887,207
  #   China Motor Bus Co., Ltd.........................      50,000    581,640
  *   China Renji Medical Group, Ltd...................   1,006,350     29,402
  *   China Solar Energy Holdings, Ltd.................   1,669,500      7,268
  *   China Star Entertainment, Ltd....................  47,600,000    757,315
  *   China Strategic Holdings, Ltd....................  18,877,500    264,716
      China Ting Group Holdings, Ltd...................   2,443,151    114,550
  *   China Tycoon Beverage Holdings, Ltd..............   2,732,000     81,662
      China-Hongkong Photo Products Holdings, Ltd......   1,967,000    117,974
      Chinney Investments, Ltd.........................   1,144,000    184,543
      Chong Hing Bank, Ltd.............................       2,127      4,788
  #   Chow Sang Sang Holdings International, Ltd.......   2,286,000  6,058,552
      Chu Kong Shipping Enterprise Group Co., Ltd......   2,566,000    680,410
      Chuang's China Investments, Ltd..................   3,700,938    251,281
      Chuang's Consortium International, Ltd...........   6,030,730    747,594
      CITIC Telecom International Holdings, Ltd........  11,135,125  3,441,367
      CK Life Sciences International Holdings, Inc.....  21,666,000  2,204,766
      CNT Group, Ltd...................................   8,315,264    482,886
      COL Capital, Ltd.................................   2,209,840    886,998
  *   Continental Holdings, Ltd........................     450,000     11,217
      Convenience Retail Asia, Ltd.....................      42,000     26,595
  *   CP Lotus Corp....................................  11,420,000    248,807
  #   Cross-Harbour Holdings, Ltd. (The)...............     691,520    757,798
      CSI Properties, Ltd..............................  36,316,383  1,399,733
  *   CST Mining Group, Ltd............................ 104,160,000    591,588
      Cw Group Holdings, Ltd...........................   2,048,000    555,805
      Dah Sing Banking Group, Ltd......................   3,552,716  5,927,114
      Dah Sing Financial Holdings, Ltd.................   1,219,344  7,020,656
  *   Dan Form Holdings Co., Ltd.......................   3,668,260    586,120
      Dickson Concepts International, Ltd..............   1,258,000    591,305
  *   Dingyi Group Investment, Ltd.....................   1,672,500    101,422

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 HONG KONG -- (Continued)
     Dorsett Hospitality International, Ltd...........   4,765,200 $   786,670
     Eagle Nice International Holdings, Ltd...........   1,116,000     204,400
     EcoGreen Fine Chemicals Group, Ltd...............   1,202,000     330,987
 *   EganaGoldpfeil Holdings, Ltd.....................   4,121,757          --
     Emperor Capital Group, Ltd.......................   2,652,000     261,336
     Emperor Entertainment Hotel, Ltd.................   4,490,000   1,058,869
 #   Emperor International Holdings, Ltd..............   8,288,753   1,878,356
     Emperor Watch & Jewellery, Ltd...................  26,410,000   1,137,228
 *   ENM Holdings, Ltd................................  15,112,000     954,512
 *   EPI Holdings, Ltd................................   2,679,927      43,920
 #   Esprit Holdings, Ltd.............................  14,209,450  16,064,921
 *   eSun Holdings, Ltd...............................   4,472,000     409,757
 *   Ezcom Holdings, Ltd..............................      72,576          --
     Fairwood Holdings, Ltd...........................     634,100   1,584,785
     Far East Consortium International, Ltd...........   6,454,772   2,522,356
     Fountain SET Holdings, Ltd.......................   4,898,000     509,912
     Four Seas Mercantile Holdings, Ltd...............     628,000     366,210
 *   Frontier Services Group, Ltd.....................     529,000      74,429
     Fujikon Industrial Holdings, Ltd.................     736,000     138,224
 #   Future Bright Holdings, Ltd......................   3,324,000     862,835
 *   G-Resources Group, Ltd........................... 147,663,600   4,189,697
 *   GCL New Energy Holdings, Ltd.....................   5,872,000     686,566
     Get Nice Holdings, Ltd...........................  26,536,000   1,209,970
 #   Giordano International, Ltd......................   9,380,000   4,438,363
 #*  Global Brands Group Holding, Ltd.................  12,772,000   2,406,355
     Glorious Sun Enterprises, Ltd....................   2,702,000     588,678
     Gold Peak Industries Holding, Ltd................   3,118,642     345,783
     Golden Resources Development International, Ltd..   3,330,500     197,972
 *   Good Fellow Resources Holdings, Ltd..............     590,000     120,248
 *   Grande Holdings, Ltd. (The)......................     882,000       8,761
     Great Eagle Holdings, Ltd........................      72,627     241,843
     Guangnan Holdings, Ltd...........................   2,433,600     347,623
 #   Guotai Junan International Holdings, Ltd.........   4,251,599   2,965,101
 #   Haitong International Securities Group, Ltd......   4,371,968   2,754,060
 *   Hao Tian Development Group, Ltd..................   7,164,000     305,206
     Harbour Centre Development, Ltd..................     963,500   1,760,158
 *   Heng Fai Enterprises, Ltd........................     440,000       6,920
     High Fashion International, Ltd..................     268,000      89,016
     HKR International, Ltd...........................   5,934,336   3,048,297
     Hon Kwok Land Investment Co., Ltd................     314,800     104,140
 *   Hong Fok Land, Ltd...............................   1,210,000          --
 #   Hong Kong Aircraft Engineering Co., Ltd..........      88,400     976,838
     Hong Kong Ferry Holdings Co., Ltd................     848,300     954,847
 *   Hong Kong Television Network, Ltd................   2,401,751   1,041,719
     Hongkong & Shanghai Hotels (The).................   1,320,555   1,889,232
 #   Hongkong Chinese, Ltd............................   5,186,000     909,175
     Hop Hing Group Holdings, Ltd.....................   1,292,000      21,450
     Hopewell Holdings, Ltd...........................   3,002,000  11,250,336
 #   Hsin Chong Construction Group, Ltd...............   6,443,658     730,238
     Hung Hing Printing Group, Ltd....................   2,706,000     366,330
     Hutchison Telecommunications Hong Kong Holdings,
       Ltd............................................  11,412,000   5,220,566
 *   I-CABLE Communications, Ltd......................   2,573,000     231,616
 #*  Imagi International Holdings, Ltd................  56,568,000   1,232,116

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  HONG KONG -- (Continued)
  #*  Integrated Waste Solutions Group Holdings, Ltd...  4,000,000 $   164,193
  *   International Standard Resources Holdings, Ltd... 16,776,250     801,401
      iOne Holdings, Ltd...............................  6,900,000     218,437
      IPE Group, Ltd...................................  3,345,000     302,038
  *   IRC, Ltd.........................................  7,336,000     446,822
      IT, Ltd..........................................  4,158,532   1,065,746
      ITC Corp., Ltd...................................  1,008,145      89,638
  #   ITC Properties Group, Ltd........................  4,275,791   2,084,359
  *   Jinhui Holdings Co., Ltd.........................    121,000      19,078
      Johnson Electric Holdings, Ltd...................  1,724,250   6,272,724
  #   K Wah International Holdings, Ltd................  8,182,877   4,414,980
      Ka Shui International Holdings, Ltd..............    550,000      80,741
  *   Kader Holdings Co., Ltd..........................     92,000       9,471
      Kam Hing International Holdings, Ltd.............  1,830,000     122,478
      Kantone Holdings, Ltd............................  1,012,364     124,059
  #   Keck Seng Investments............................    904,600     804,497
  *   King Pacific International Holdings, Ltd.........  1,404,200          --
      Kingmaker Footwear Holdings, Ltd.................  1,532,955     256,693
  #   Kingston Financial Group, Ltd.................... 19,813,000   2,273,645
      Kowloon Development Co., Ltd.....................  2,505,000   2,922,662
      L'Occitane International SA......................    530,000   1,337,480
      Lai Sun Development Co., Ltd..................... 80,488,466   1,800,860
      Lai Sun Garment International, Ltd...............  3,419,680     439,018
      Lam Soon Hong Kong, Ltd..........................    302,310     244,100
  *   Landsea Green Properties Co., Ltd................    812,000      66,794
  *   Leading Spirit High-Tech Holdings Co., Ltd.......  2,310,000          --
      Lee's Pharmaceutical Holdings, Ltd...............    665,000   1,000,292
      Lerado Group Holding Co., Ltd....................  2,674,000     182,818
      Lifestyle International Holdings, Ltd............  1,129,000   2,221,752
      Lippo China Resources, Ltd....................... 21,542,000     734,067
      Lippo, Ltd.......................................  1,195,700     658,576
  *   Lisi Group Holdings, Ltd.........................  3,418,000     152,137
  #   Liu Chong Hing Investment, Ltd...................  1,227,200   1,513,485
      Luen Thai Holdings, Ltd..........................  1,207,000     234,300
      Luk Fook Holdings International, Ltd.............  2,838,000  10,586,460
      Luks Group Vietnam Holdings Co., Ltd.............    482,913     148,601
      Lung Kee Bermuda Holdings........................  1,613,875     451,080
  *   Macau Legend Development, Ltd....................    108,000      39,128
      Magnificent Estates.............................. 13,558,000     593,369
      Man Wah Holdings, Ltd............................  5,828,000   4,968,969
      Man Yue Technology Holdings, Ltd.................  1,104,000     161,672
      Matrix Holdings, Ltd.............................  1,067,414     254,568
  *   Mei Ah Entertainment Group, Ltd.................. 19,120,000   1,328,295
      Melbourne Enterprises, Ltd.......................     40,500     724,723
  #   Melco International Development, Ltd.............  3,544,000   7,065,424
  #*  Midland Holdings, Ltd............................  5,334,000   2,689,929
      Ming Fai International Holdings, Ltd.............  1,765,000     188,632
  *   Ming Fung Jewellery Group, Ltd................... 21,315,000     205,146
      Miramar Hotel & Investment.......................    870,000   1,102,403
  *   Mongolia Energy Corp., Ltd.......................  1,892,750      98,589
  #*  Mongolian Mining Corp............................ 27,081,500   1,070,813
  #   NagaCorp, Ltd....................................  7,592,000   5,953,808
      Nanyang Holdings, Ltd............................    137,500     865,697

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
      National Electronic Hldgs........................  2,498,000 $  324,387
      Natural Beauty Bio-Technology, Ltd...............  4,040,000    391,336
  *   Neo-Neon Holdings, Ltd...........................  2,337,500    363,611
  *   Neptune Group, Ltd............................... 23,230,000    358,493
      New Century Group Hong Kong, Ltd................. 13,351,464    236,476
  *   New Times Energy Corp., Ltd......................  1,946,400     51,260
  #   Newocean Energy Holdings, Ltd....................  7,836,000  2,882,188
      Next Media, Ltd..................................  4,421,183    391,691
  *   Orange Sky Golden Harvest Entertainment
      Holdings, Ltd....................................  9,769,706    604,739
      Orient Overseas International, Ltd...............    980,000  6,386,637
  *   Orient Power Holdings, Ltd.......................    804,000         --
  #   Oriental Watch Holdings..........................  3,160,800    561,601
      Pacific Andes International Holdings, Ltd........ 20,007,067    684,849
  #   Pacific Basin Shipping, Ltd...................... 12,866,000  4,744,474
      Pacific Textile Holdings, Ltd....................  4,393,000  6,060,991
      Paliburg Holdings, Ltd...........................  3,152,830  1,052,681
  *   Pan Asia Environmental Protection Group, Ltd.....     80,000     16,811
  #   Paradise Entertainment, Ltd......................  3,708,000  1,264,696
      PCCW, Ltd........................................  4,138,879  2,734,946
  #*  Peace Mark Holdings, Ltd.........................  2,712,022         --
  *   Pearl Oriental Oil, Ltd.......................... 11,918,400    260,179
      Pegasus International Holdings, Ltd..............    226,000     34,027
      Perfect Shape PRC Holdings, Ltd..................    956,000    261,666
  #   Pico Far East Holdings, Ltd......................  4,928,000  1,105,851
  *   Ping Shan Tea Group, Ltd.........................  2,633,325     25,067
      Playmates Holdings, Ltd..........................    706,000    685,840
  #   Playmates Toys, Ltd..............................  4,936,000  1,044,574
  *   PNG Resources Holdings, Ltd......................         --         --
      Pokfulam Development Co..........................    234,000    360,478
  #   Polytec Asset Holdings, Ltd...................... 11,658,526  1,574,815
      Public Financial Holdings, Ltd...................  3,194,000  1,524,327
      PYI Corp., Ltd................................... 24,859,973    518,460
  *   Pyxis Group, Ltd.................................  1,936,000      7,966
      Raymond Industrial, Ltd..........................     30,400      3,885
  #   Regal Hotels International Holdings, Ltd.........  2,955,800  1,836,413
  *   Richfield Group Holdings, Ltd....................  9,792,000    371,934
      Rivera Holdings, Ltd.............................  5,710,000    279,967
  #   SA SA International Holdings, Ltd................  9,470,000  6,105,330
      Safety Godown Co., Ltd...........................    398,000    635,350
  *   Sandmartin International Holdings, Ltd...........     84,000      4,097
      SAS Dragon Hldg, Ltd.............................  2,182,000    468,452
      SEA Holdings, Ltd................................  1,158,000    777,045
      Shenyin Wanguo HK, Ltd...........................  3,566,250  2,774,359
  *   Shougang Concord Technology Holdings.............  9,657,809    322,565
  *   Shun Ho Technology Holdings, Ltd.................  1,037,452    285,741
      Shun Tak Holdings, Ltd........................... 11,693,419  5,343,805
  *   Silver base Group Holdings, Ltd..................  4,300,677    542,794
      Simsen International Corp., Ltd..................    307,000     67,718
  *   Sing Pao Media Enterprises, Ltd..................    250,511         --
      Sing Tao News Corp., Ltd.........................  1,974,000    289,956
      Singamas Container Holdings, Ltd................. 11,180,000  1,800,150
  *   Sino Distillery Group, Ltd.......................    148,000      9,753
  *   Sinocan Holdings, Ltd............................    350,000         --

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
      SIS International Holdings.......................     34,000 $   15,204
  *   SIS Mobile Holdings, Ltd.........................     10,880      1,698
      Sitoy Group Holdings, Ltd........................    834,000    548,298
      SmarTone Telecommunications Holdings, Ltd........  3,535,925  6,199,483
  #*  SOCAM Development, Ltd...........................  1,716,771  1,560,062
  *   Solomon Systech International, Ltd...............  8,590,000    330,354
      Soundwill Holdings, Ltd..........................    420,000    681,461
  *   South China China, Ltd...........................  6,744,000    684,638
  *   South China Land, Ltd............................ 13,495,170    233,705
      Stella International Holdings, Ltd...............    842,000  2,200,744
      Stelux Holdings International, Ltd...............  3,100,400    760,277
  *   Success Universe Group, Ltd......................  6,716,000    186,628
      Sun Hing Vision Group Holdings, Ltd..............    358,000    114,961
  #   Sun Hung Kai & Co., Ltd..........................  4,398,429  3,943,714
  *   Symphony Holdings, Ltd...........................    440,000     35,245
  #   TAI Cheung Holdings, Ltd.........................  2,019,000  1,677,159
      Tai Sang Land Development, Ltd...................    804,910    405,423
  #   Tan Chong International, Ltd.....................  1,212,000    402,721
  #   Tao Heung Holdings, Ltd..........................    517,000    230,210
  *   Taung Gold International, Ltd.................... 14,590,000    316,712
      Television Broadcasts, Ltd.......................  1,313,300  8,160,509
  *   Termbray Industries International Holdings, Ltd..  2,304,900    234,496
      Tern Properties Co., Ltd.........................     51,200     40,691
      Texwinca Holdings, Ltd...........................  4,606,000  3,794,398
      Tian Teck Land, Ltd..............................  1,054,000  1,235,149
  *   Titan Petrochemicals Group, Ltd.................. 13,140,000      4,237
  #   Tradelink Electronic Commerce, Ltd...............  4,896,000  1,096,214
  #   Transport International Holdings, Ltd............  1,033,741  2,548,994
  #   Trinity, Ltd.....................................  7,838,000  1,526,164
      Tristate Holdings, Ltd...........................    188,000     67,644
  #*  TSC Group Holdings, Ltd..........................  3,377,000    849,931
  #*  United Laboratories International Holdings, Ltd.
        (The)..........................................  4,482,000  2,196,066
  *   Universal Technologies Holdings, Ltd.............  7,630,000    688,891
  *   Universe International Holdings, Ltd.............  3,475,000     41,553
  #*  Up Energy Development Group, Ltd.................  3,205,000    235,639
  *   Value Convergence Holdings, Ltd..................  1,756,000    225,722
      Value Partners Group, Ltd........................  5,555,000  4,720,479
      Van Shung Chong Holdings, Ltd....................  1,184,002    137,487
      Vanke Property Overseas, Ltd.....................     13,000     10,789
      Varitronix International, Ltd....................  2,083,293  1,419,969
  *   Vedan International Holdings, Ltd................  3,272,000    172,093
      Victory City International Holdings, Ltd.........  7,422,229  1,056,797
  #   Vitasoy International Holdings, Ltd..............  4,817,000  6,679,558
      VST Holdings, Ltd................................  5,147,600  1,645,812
  #   VTech Holdings, Ltd..............................    363,600  5,108,941
      Wai Kee Holdings, Ltd............................  7,864,738  2,308,972
  #*  Willie International Holdings, Ltd............... 11,910,000    240,374
      Win Hanverky Holdings, Ltd.......................  1,812,000    216,989
      Wing On Co. International, Ltd...................    781,000  2,476,198
      Wing Tai Properties, Ltd.........................  1,957,331  1,243,411
      Wong's International Hldgs.......................    737,641    250,513
      Wong's Kong King International...................    120,000     11,611
  #   Xinyi Glass Holdings, Ltd........................ 16,730,000  8,821,406

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
 #   Xinyi Solar Holdings, Ltd........................ 12,292,000 $  3,392,191
     Yangtzekiang Garment, Ltd........................    606,500      215,929
     Yau Lee Holdings, Ltd............................    534,000      119,586
     Yeebo International Hldg.........................    572,000       92,093
 #   YGM Trading, Ltd.................................    460,000      812,390
     YT Realty Group, Ltd.............................    749,000      243,038
     Yugang International, Ltd........................ 93,492,000    1,138,045
                                                                  ------------
 TOTAL HONG KONG......................................             373,803,271
                                                                  ------------
 NEW ZEALAND -- (7.9%)
 #*  a2 Milk Co., Ltd.................................    939,177      367,161
     Abano Healthcare Group, Ltd......................     30,725      190,072
 #   Air New Zealand, Ltd.............................  3,802,481    7,193,841
     Auckland International Airport, Ltd..............    319,815    1,034,367
     Briscoe Group, Ltd...............................      2,235        4,869
     Cavalier Corp., Ltd..............................    268,754      107,857
     CDL Investments New Zealand, Ltd.................    111,311       48,623
 #*  Chorus, Ltd......................................  2,026,566    3,895,054
     Colonial Motor Co., Ltd. (The)...................    148,846      685,308
     Contact Energy, Ltd..............................    518,419    2,660,619
 *   Diligent Board Member Services, Inc..............     82,102      327,533
 #   Ebos Group, Ltd..................................    442,465    3,036,993
 #   Fisher & Paykel Healthcare Corp., Ltd............  4,127,615   18,612,253
     Freightways, Ltd.................................    953,438    4,140,363
 #   Hallenstein Glasson Holdings, Ltd................    249,585      608,767
     Heartland New Zealand, Ltd.......................    185,677      178,351
 #   Hellaby Holdings, Ltd............................    395,759      911,197
 #   Infratil, Ltd....................................  3,295,588    7,566,267
 #   Kathmandu Holdings, Ltd..........................    650,835      951,977
 #   Mainfreight, Ltd.................................    540,494    6,284,478
     Marsden Maritime Holdings, Ltd...................     71,205      143,771
     Methven, Ltd.....................................     93,877       80,536
 #   Metlifecare, Ltd.................................    508,346    1,772,699
 #   Michael Hill International, Ltd..................  1,534,152    1,348,650
     Millennium & Copthorne Hotels New Zealand, Ltd...    418,978      408,453
     New Zealand Oil & Gas, Ltd.......................  2,074,737      967,918
 #*  New Zealand Refining Co., Ltd. (The).............    591,259    1,090,906
     Nuplex Industries, Ltd...........................  1,294,136    2,803,854
 #   NZX, Ltd.........................................    980,309      862,285
 #   Opus International Consultants, Ltd..............     12,925       13,140
 #*  Pacific Edge, Ltd................................    418,982      239,674
     PGG Wrightson, Ltd...............................  1,029,425      362,422
 *   Pike River Coal, Ltd.............................    490,805           --
 #   Port of Tauranga, Ltd............................    528,322    6,813,157
 *   Pumpkin Patch, Ltd...............................    532,847       85,131
 #   Restaurant Brands New Zealand, Ltd...............    472,937    1,306,936
 *   Richina Pacific, Ltd.............................    274,180           --
 *   Rubicon, Ltd.....................................  1,485,105      379,206
 #   Ryman Healthcare, Ltd............................  2,353,350   14,087,584
 #   Sanford, Ltd.....................................    393,618    1,424,763
     Scott Technology, Ltd............................     39,805       45,813
 #   Skellerup Holdings, Ltd..........................    545,405      518,902
 #   Sky Network Television, Ltd......................  2,057,996    9,049,044

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  NEW ZEALAND -- (Continued)
  #   SKYCITY Entertainment Group, Ltd................. 4,365,153 $ 12,453,324
      Spark New Zealand, Ltd...........................   359,924      862,450
      Steel & Tube Holdings, Ltd.......................   442,635      925,092
      Summerset Group Holdings, Ltd....................   360,703      812,814
      Tourism Holdings, Ltd............................   274,867      358,702
  #   Tower, Ltd.......................................   868,256    1,425,858
  #   Trade Me Group, Ltd.............................. 1,494,120    3,938,317
  #   TrustPower, Ltd..................................    70,059      426,552
  #   Vector, Ltd...................................... 1,319,786    2,832,156
  #   Warehouse Group, Ltd. (The)......................   719,178    1,487,545
  #*  Xero, Ltd........................................   149,590    1,688,531
                                                                  ------------
  TOTAL NEW ZEALAND....................................            129,822,135
                                                                  ------------
  SINGAPORE -- (9.1%)
  *   Abterra, Ltd.....................................   531,800      216,912
      Amara Holdings, Ltd..............................   950,000      377,805
      Amtek Engineering, Ltd........................... 1,353,000      624,188
      ASL Marine Holdings, Ltd.........................   816,600      257,647
      Aspial Corp., Ltd................................    72,959       21,367
  #*  Ausgroup, Ltd.................................... 3,653,000      809,960
      Baker Technology, Ltd............................ 1,272,000      239,784
  #   Banyan Tree Holdings, Ltd........................ 1,053,000      407,871
  #*  Biosensors International Group, Ltd.............. 6,598,237    3,142,235
      Bonvests Holdings, Ltd...........................   978,000      989,193
      Boustead Singapore, Ltd.......................... 1,707,606    2,270,593
  #   Breadtalk Group, Ltd.............................   907,800    1,013,647
  *   Broadway Industrial Group, Ltd................... 1,557,200      225,124
      Bukit Sembawang Estates, Ltd.....................   614,003    2,414,959
      Bund Center Investment, Ltd...................... 2,717,000      397,809
  #   Centurion Corp., Ltd.............................   700,000      306,375
      CH Offshore, Ltd................................. 1,642,400      600,967
  #   China Aviation Oil Singapore Corp., Ltd.......... 1,586,399      829,558
  #   China Merchants Holdings Pacific, Ltd............   867,000      628,239
      Chip Eng Seng Corp., Ltd......................... 3,546,800    2,377,507
      Chuan Hup Holdings, Ltd.......................... 3,967,000      801,013
  #   Cityspring Infrastructure Trust.................. 1,498,000      603,037
  #   Cosco Corp. Singapore, Ltd....................... 7,006,000    2,797,102
  #   Creative Technology, Ltd.........................   272,200      350,523
      CSC Holdings, Ltd................................ 2,495,000       89,807
      CSE Global, Ltd.................................. 3,382,000    1,460,657
      CWT, Ltd......................................... 1,444,700    1,793,973
      Datapulse Technology, Ltd........................    89,000        7,203
  #*  Del Monte Pacific, Ltd...........................   848,000      291,317
  *   Delong Holdings, Ltd............................. 1,361,000      224,149
      DMX Technologies Group, Ltd...................... 2,096,000      248,830
  #   Dyna-Mac Holdings, Ltd........................... 2,259,000      577,049
      Elec & Eltek International Co., Ltd..............   147,000      182,724
      Ellipsiz, Ltd....................................   123,000        8,825
      EnGro Corp., Ltd.................................   354,000      310,342
      Eu Yan Sang International, Ltd...................   809,800      464,986
  #   Ezion Holdings, Ltd..............................   689,760      646,692
  #   Ezra Holdings, Ltd............................... 5,843,760    2,285,175
  #   Falcon Energy Group, Ltd......................... 2,068,000      419,652

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  SINGAPORE -- (Continued)
      Far East Orchard, Ltd............................  1,106,685 $1,380,668
  *   First Sponsor Group, Ltd.........................    453,661    405,805
      FJ Benjamin Holdings, Ltd........................  1,305,000    155,196
      Food Empire Holdings, Ltd........................  1,256,400    297,853
  #   Fragrance Group, Ltd.............................  6,256,000  1,041,022
  #*  Gallant Venture, Ltd.............................  5,073,000    915,259
  #*  Geo Energy Resources, Ltd........................    432,000     65,276
      GK Goh Holdings, Ltd.............................  1,458,000    985,376
      Global Premium Hotels, Ltd.......................    559,480    146,623
  *   Global Yellow Pages, Ltd.........................    747,500     23,756
  #   GMG Global, Ltd.................................. 18,410,000    867,875
      GP Batteries International, Ltd..................    235,000    164,694
      GP Industries, Ltd...............................  2,643,209  1,264,661
      GuocoLand, Ltd...................................    399,314    530,136
  #   GuocoLeisure, Ltd................................  3,364,000  2,370,267
  *   Hanwell Holdings, Ltd............................  1,823,419    374,046
  #*  Healthway Medical Corp., Ltd.....................  8,556,776    289,778
      HG Metal Manufacturing, Ltd......................  1,768,000     87,798
      Hi-P International, Ltd..........................  1,309,000    682,698
      Hiap Hoe, Ltd....................................    353,000    216,002
      Hiap Seng Engineering, Ltd.......................    239,100     26,382
  *   HLH Group, Ltd...................................  8,364,000     92,123
      Ho Bee Land, Ltd.................................  1,652,000  2,526,766
  #   Hong Fok Corp., Ltd..............................  3,323,640  2,230,350
      Hong Leong Asia, Ltd.............................    711,000    757,088
      Hotel Grand Central, Ltd.........................  1,394,187  1,360,311
      Hour Glass, Ltd. (The)...........................  1,868,232  1,012,035
      HTL International Holdings, Ltd..................  1,063,843    208,660
      HupSteel, Ltd....................................  1,572,875    227,243
  #   Hwa Hong Corp., Ltd..............................  2,186,000    548,788
  #   Hyflux, Ltd......................................  3,258,500  2,292,676
      Indofood Agri Resources, Ltd.....................  3,468,000  1,813,137
      InnoTek, Ltd.....................................    950,000    179,320
      Innovalues, Ltd..................................    334,000    133,412
  #*  International Healthway Corp., Ltd...............    594,656    120,767
  #*  Interra Resources, Ltd...........................    396,000     48,126
      IPC Corp., Ltd...................................  4,265,000    481,452
  #   ISDN Holdings, Ltd...............................    293,000     45,387
      Isetan Singapore, Ltd............................    122,500    422,164
  #*  Jiutian Chemical Group, Ltd...................... 10,128,000    462,026
  #*  Jurong Technologies Industrial Corp., Ltd........  2,227,680         --
      k1 Ventures, Ltd.................................  5,098,500    703,384
  #   Keppel Infrastructure Trust......................  1,367,000  1,081,270
  #   Keppel Telecommunications & Transportation, Ltd..  1,409,600  1,812,375
      Koh Brothers Group, Ltd..........................  1,432,000    328,214
  #   KSH Holdings, Ltd................................     52,000     19,776
  #   LCD Global Investments, Ltd......................  3,569,504    915,522
  *   Li Heng Chemical Fibre Technologies, Ltd.........  2,053,000    178,859
      Lian Beng Group, Ltd.............................  2,304,000  1,070,888
  #*  Linc Energy, Ltd.................................  1,982,517    850,669
      Low Keng Huat Singapore, Ltd.....................    916,000    497,485
      Lum Chang Holdings, Ltd..........................  1,094,030    287,392
      M1, Ltd..........................................     41,600    115,024

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  SINGAPORE -- (Continued)
      Marco Polo Marine, Ltd...........................    963,000 $  198,864
      mDR, Ltd.........................................  3,997,000     14,773
  *   Mercator Lines Singapore, Ltd....................    555,000     35,272
  #   Mermaid Maritime PCL.............................  1,615,000    357,063
      Metro Holdings, Ltd..............................  2,085,792  1,502,516
      Mewah International, Inc.........................  1,183,000    331,188
  #   Midas Holdings, Ltd..............................  8,177,000  2,046,136
  #   Nam Cheong, Ltd..................................  7,126,740  1,648,201
      New Toyo International Holdings, Ltd.............  1,624,000    306,562
      NSL, Ltd.........................................    422,000    502,257
  *   Oceanus Group, Ltd...............................  2,389,300     21,270
  #   OSIM International, Ltd..........................  1,689,000  2,416,044
  #   Otto Marine, Ltd................................. 10,983,500    338,395
  #   OUE Hospitality Trust............................    310,500    214,628
  #   OUE, Ltd.........................................  1,863,000  3,025,543
  #   Oxley Holdings, Ltd..............................  1,093,000    410,962
  #   Pan-United Corp., Ltd............................  2,006,000  1,290,838
      PEC, Ltd.........................................     47,000     15,835
      Penguin International, Ltd.......................  1,437,000    243,683
      Petra Foods, Ltd.................................    804,000  2,370,347
      Popular Holdings, Ltd............................  2,763,650    633,168
      QAF, Ltd.........................................  1,244,080    921,810
  #   Raffles Education Corp., Ltd.....................  4,299,710  1,049,825
      Raffles Medical Group, Ltd.......................    579,437  1,698,520
      Rickmers Maritime................................    888,000    190,243
      Rotary Engineering, Ltd..........................  1,485,600    609,139
      Roxy-Pacific Holdings, Ltd.......................    297,500    116,017
  *   S I2I, Ltd....................................... 12,662,000     37,112
      San Teh, Ltd.....................................    713,087    146,569
      SBS Transit, Ltd.................................    953,500  1,326,381
      Sheng Siong Group, Ltd...........................  1,506,000    805,633
      SHS Holdings, Ltd................................  2,372,000    445,658
  #   Sim Lian Group, Ltd..............................  2,281,855  1,491,149
      Sinarmas Land, Ltd...............................  5,864,000  2,809,752
      Sing Holdings, Ltd...............................  1,134,000    284,617
      Sing Investments & Finance, Ltd..................    297,675    286,691
      Singapore Post, Ltd..............................  4,655,020  7,359,016
      Singapore Reinsurance Corp., Ltd.................  1,514,530    353,579
      Singapore Shipping Corp., Ltd....................  1,689,000    373,535
      Singapura Finance, Ltd...........................    348,124    274,139
  #*  Sino Grandness Food Industry Group, Ltd..........  2,157,000    802,939
      SMRT Corp., Ltd..................................  2,316,000  2,993,704
      Stamford Land Corp., Ltd.........................  3,282,000  1,368,770
      Straco Corp., Ltd................................    130,000     71,033
      Sunningdale Tech, Ltd............................  3,657,000    539,529
  #*  SunVic Chemical Holdings, Ltd....................  2,038,000    713,927
  #   Super Group, Ltd.................................  2,624,000  2,150,237
  #   Swiber Holdings, Ltd.............................  5,961,000    840,735
  #   Swissco Holdings, Ltd............................    715,500    243,699
  #   Tat Hong Holdings, Ltd...........................  2,072,800  1,130,669
      Thakral Corp., Ltd...............................  5,601,000     99,690
      Tiong Woon Corp. Holding, Ltd....................  2,152,250    365,762
      Triyards holdings, Ltd...........................    348,900    121,754

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SINGAPORE -- (Continued)
#   Tuan Sing Holdings, Ltd..........................  4,139,583 $    1,237,003
#   UMS Holdings, Ltd................................  1,944,000        738,924
#   United Engineers, Ltd............................  2,803,028      6,287,688
    United Envirotech, Ltd...........................    915,000      1,096,716
    United Overseas Insurance, Ltd...................    187,250        663,533
#   UOB-Kay Hian Holdings, Ltd.......................  1,876,435      2,091,163
#   UPP Holdings, Ltd................................  3,060,000        563,067
#*  Vard Holdings, Ltd...............................  4,053,000      1,508,511
    Venture Corp., Ltd...............................  1,703,000     10,226,531
#   Vibrant Group, Ltd...............................  9,635,179        703,885
    Vicom, Ltd.......................................    120,000        564,359
    Wee Hur Holdings, Ltd............................  2,749,000        780,504
    Wheelock Properties Singapore, Ltd...............  1,210,000      1,677,635
#   Wing Tai Holdings, Ltd...........................  2,843,567      3,842,757
    Yeo Hiap Seng, Ltd...............................    223,731        287,728
    YHI International, Ltd...........................  1,174,000        208,243
#   Yongnam Holdings, Ltd............................  8,173,000      1,079,859
                                                                 --------------
TOTAL SINGAPORE......................................               150,332,140
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,307,216,711
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units........     81,336             --
*   Centrebet International, Ltd. Litigation Rights..     81,336             --
                                                                 --------------
TOTAL AUSTRALIA                                                              --
                                                                 --------------
HONG KONG -- (0.0%)
*   Enviro Energy International Holdings, Ltd.
    Warrants 11/17/16................................  1,171,800             --
*   International Standard Resources Holdings, Ltd.
    Warrants 11/26/15................................  2,023,500         24,797
*   Mission Capital Holdings, Ltd. Rights 02/09/15...    721,250          1,395
*   Mission Capital Holdings, Ltd. Warrants 06/26/15.    288,500            558
                                                                 --------------
TOTAL HONG KONG......................................                    26,750
                                                                 --------------
SINGAPORE -- (0.0%)
*   Global Yellow Pages, Ltd. Warrants 06/25/19......    448,500          1,326
#*  Interra Resources, Ltd. Warrants 12/08/15........     39,600            469
*   See Hup Seng, Ltd. Rights 01/21/15...............     69,488          3,955
                                                                 --------------
TOTAL SINGAPORE......................................                     5,750
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    32,500
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (20.7%)
(S)@ DFA Short Term Investment Fund.................. 29,522,994    341,581,043
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,782,710,722)^^............................            $1,648,830,254
                                                                 ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
    Australia.................. $ 18,225 $  650,817,612   --    $  650,835,837
    China......................       --      2,423,328   --         2,423,328
    Hong Kong..................  121,946    373,681,325   --       373,803,271
    New Zealand................       --    129,822,135   --       129,822,135
    Singapore..................  615,740    149,716,400   --       150,332,140
 Rights/Warrants
    Australia..................       --             --   --                --
    Hong Kong..................       --         26,750   --            26,750
    Singapore..................       --          5,750   --             5,750
 Securities Lending Collateral.       --    341,581,043   --       341,581,043
                                -------- --------------   --    --------------
 TOTAL......................... $755,911 $1,648,074,343   --    $1,648,830,254
                                ======== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (95.7%)
  Consumer Discretionary -- (25.1%)
      4imprint Group P.L.C.............................    98,614 $ 1,309,746
      888 Holdings P.L.C...............................   936,528   1,986,223
  *   Aga Rangemaster Group P.L.C......................   453,866     702,147
      Barratt Developments P.L.C....................... 3,241,833  22,315,084
      Bellway P.L.C....................................   655,189  17,936,141
      Berkeley Group Holdings P.L.C....................   687,947  25,076,193
      Betfair Group P.L.C..............................   198,506   4,800,019
      Bloomsbury Publishing P.L.C......................   283,806     633,916
      Boot Henry P.L.C.................................   432,804   1,368,719
      Bovis Homes Group P.L.C..........................   875,787  10,932,918
  #   Bwin.Party Digital Entertainment P.L.C........... 2,936,708   4,708,264
  *   Carpetright P.L.C................................    31,679     234,874
  #   Centaur Media P.L.C..............................   556,967     536,761
      Chime Communications P.L.C.......................   366,879   1,398,509
      Cineworld Group P.L.C............................ 1,100,456   7,014,279
      Connect Group P.L.C.............................. 1,298,531   2,764,397
      Creston P.L.C....................................    22,394      41,968
      Daily Mail & General Trust P.L.C................. 1,450,543  18,791,451
      Darty P.L.C...................................... 1,297,119   1,321,072
      Debenhams P.L.C.................................. 6,498,732   7,331,999
      Dignity P.L.C....................................   228,269   6,393,478
      Dixons Carphone P.L.C............................ 2,319,507  15,158,144
      Domino's Pizza Group P.L.C.......................   776,394   7,859,747
      Dunelm Group P.L.C...............................   336,341   4,447,613
  *   Enterprise Inns P.L.C............................ 2,687,428   4,172,410
      Euromoney Institutional Investor P.L.C...........   295,537   4,763,160
  *   Findel P.L.C.....................................   313,743     996,155
  *   Forminster P.L.C.................................    43,333          --
      Fuller Smith & Turner............................   138,471   2,041,394
      Future P.L.C..................................... 1,301,863     211,319
  #   Games Workshop Group P.L.C.......................   101,889     757,010
  #   Greene King P.L.C................................ 1,421,372  17,958,597
      Halfords Group P.L.C............................. 1,104,257   7,367,519
      Headlam Group P.L.C..............................   343,067   2,320,881
      Home Retail Group P.L.C.......................... 4,196,363  12,121,045
  *   Hornby P.L.C.....................................   154,220     180,860
      Howden Joinery Group P.L.C....................... 3,423,456  21,846,958
      Huntsworth P.L.C.................................   971,327     662,840
      Inchcape P.L.C................................... 2,330,419  24,343,335
      Informa P.L.C.................................... 3,334,651  25,640,025
      ITE Group P.L.C.................................. 1,273,501   2,504,737
      JD Sports Fashion P.L.C..........................   480,052   3,624,959
      JD Wetherspoon P.L.C.............................   501,603   5,970,350
      John Menzies P.L.C...............................   261,134   1,461,428
  *   Johnston Press P.L.C.............................    20,800      52,194
  #   Ladbrokes P.L.C.................................. 4,703,662   8,194,699
      Laura Ashley Holdings P.L.C...................... 1,517,420     679,441
      Lookers P.L.C.................................... 1,870,784   4,205,554
      Marston's P.L.C.................................. 3,122,248   6,887,463
  *   Mecom Group P.L.C................................   477,516   1,098,611
      Millennium & Copthorne Hotels P.L.C.............. 1,048,561   9,093,504

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C........................  1,030,286 $  6,589,950
     MJ Gleeson P.L.C.................................    195,875    1,067,736
 #*  Mothercare P.L.C.................................    614,311    1,656,049
     N Brown Group P.L.C..............................    874,754    5,667,570
 *   Ocado Group P.L.C................................     18,636      114,855
     Pendragon P.L.C..................................  4,478,015    2,402,764
     Persimmon P.L.C..................................    202,459    4,846,654
     Photo-Me International P.L.C.....................    487,217      994,750
 *   Puma Brandenburg, Ltd............................    119,000           --
 *   Puma Brandenburg, Ltd. A Shares..................    119,000           --
 *   Punch Taverns P.L.C..............................    133,442      219,898
     Rank Group P.L.C.................................    111,276      294,113
     Redrow P.L.C.....................................  1,505,347    6,384,981
     Restaurant Group P.L.C. (The)....................  1,004,401   10,837,483
     Rightmove P.L.C..................................    494,215   17,265,168
     Spirit Pub Co. P.L.C.............................  3,220,786    5,574,206
 *   Sportech P.L.C...................................    384,214      367,247
     STV Group P.L.C..................................      4,868       27,476
 *   SuperGroup P.L.C.................................    203,095    2,939,926
     Taylor Wimpey P.L.C.............................. 11,584,585   23,534,825
     Ted Baker P.L.C..................................    145,679    5,193,244
 *   Thomas Cook Group P.L.C..........................  7,517,966   14,434,900
     Topps Tiles P.L.C................................    851,760    1,544,711
 *   Torotrak P.L.C...................................     42,953        9,480
 *   Trinity Mirror P.L.C.............................  1,688,565    4,378,429
 *   TUI AG...........................................     80,049    1,384,136
     UBM P.L.C........................................  2,262,552   17,966,041
     UTV Media P.L.C..................................    467,514    1,344,801
 #   Vitec Group P.L.C. (The).........................    164,847    1,531,058
     WH Smith P.L.C...................................    711,405   14,408,396
     William Hill P.L.C...............................  4,538,288   25,712,066
     Wilmington Group P.L.C...........................    346,234    1,135,533
                                                                  ------------
 Total Consumer Discretionary.........................             514,048,556
                                                                  ------------
 Consumer Staples -- (5.0%)
     A.G.BARR P.L.C...................................    427,802    4,065,212
     Anglo-Eastern Plantations P.L.C..................    108,153      932,845
     Booker Group P.L.C...............................  7,511,637   16,862,619
     Britvic P.L.C....................................  1,277,429   13,518,709
     Cranswick P.L.C..................................    264,392    5,205,188
     Dairy Crest Group P.L.C..........................    770,036    5,664,170
     Devro P.L.C......................................    962,237    4,072,519
     Greencore Group P.L.C............................  2,335,961   10,833,986
     Greggs P.L.C.....................................    566,667    6,999,113
     Hilton Food Group P.L.C..........................     24,794      146,393
     McBride P.L.C....................................    855,515    1,035,799
 #*  Premier Foods P.L.C..............................  2,951,877    1,920,764
     PZ Cussons P.L.C.................................  1,329,597    6,304,061
     REA Holdings P.L.C...............................     50,639      250,812
     Tate & Lyle P.L.C................................  2,226,098   22,703,794

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #*  Thorntons P.L.C..................................   274,658 $    343,384
                                                                  ------------
  Total Consumer Staples...............................            100,859,368
                                                                  ------------
  Energy -- (3.2%)
  #*  Afren P.L.C...................................... 5,639,345      454,148
      Amec Foster Wheeler P.L.C........................ 1,114,094   13,320,389
      Anglo Pacific Group P.L.C........................   501,715      638,811
  *   Cairn Energy P.L.C............................... 2,601,577    7,497,752
  *   EnQuest P.L.C.................................... 3,606,671    1,845,105
  *   Exillon Energy P.L.C.............................   172,311      323,611
  *   Fortune Oil P.L.C................................ 6,238,485      922,098
  *   Hardy Oil & Gas P.L.C............................    74,781       53,897
      Hunting P.L.C....................................   648,002    3,857,713
      James Fisher & Sons P.L.C........................   232,253    3,846,970
      John Wood Group P.L.C............................ 1,976,825   16,979,754
  *   Lamprell P.L.C................................... 1,397,664    2,282,110
      Petrofac, Ltd....................................   127,193    1,347,558
      Premier Oil P.L.C................................ 2,665,891    5,779,889
  *   Salamander Energy P.L.C.......................... 1,391,295    1,467,360
      Soco International P.L.C......................... 1,018,017    3,997,309
                                                                  ------------
  Total Energy.........................................             64,614,474
                                                                  ------------
  Financials -- (15.0%)
      Amlin P.L.C...................................... 2,675,210   19,602,060
  #   Ashmore Group P.L.C.............................. 1,882,641    7,922,786
      Bank of Georgia Holdings P.L.C...................   142,092    4,337,900
      Beazley P.L.C.................................... 2,627,389   11,383,384
      Brewin Dolphin Holdings P.L.C.................... 1,367,522    6,012,679
      Capital & Counties Properties P.L.C..............   474,174    2,740,309
      Capital & Regional P.L.C......................... 2,679,417    2,152,692
      Catlin Group, Ltd................................ 1,899,020   19,917,013
      Charles Stanley Group P.L.C......................   126,349      631,489
      Charles Taylor P.L.C.............................   139,215      511,250
      Chesnara P.L.C...................................   582,321    3,082,454
      Close Brothers Group P.L.C.......................   788,970   18,003,549
  *   Coalfield Resources P.L.C........................   268,451       21,936
      Daejan Holdings P.L.C............................    32,083    2,648,050
      Development Securities P.L.C.....................   593,610    2,156,995
      Hansard Global P.L.C.............................    16,468       21,019
      Helical Bar P.L.C................................   668,916    3,841,420
      Henderson Group P.L.C............................ 5,728,389   20,420,284
      Hiscox, Ltd...................................... 1,683,070   18,590,460
      ICAP P.L.C....................................... 2,912,161   20,449,316
      IG Group Holdings P.L.C.......................... 1,931,185   20,954,426
  *   Industrial & Commercial Holdings P.L.C...........     5,000           --
      Intermediate Capital Group P.L.C.................   572,350    4,240,866
      International Personal Finance P.L.C.............   690,825    4,509,437
  *   IP Group P.L.C................................... 1,306,305    4,615,909
      Jardine Lloyd Thompson Group P.L.C...............   643,694    9,145,765
      Jupiter Fund Management P.L.C.................... 1,696,286    9,648,998
      Lancashire Holdings, Ltd.........................   923,042    8,464,647
      LSL Property Services P.L.C......................   282,713    1,175,735

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Financials -- (Continued)
      Man Group P.L.C.................................. 9,800,117 $ 26,383,332
      Novae Group P.L.C................................   289,114    2,608,754
      Phoenix Group Holdings...........................   888,277   11,187,473
  *   Quintain Estates & Development P.L.C............. 2,680,731    3,883,669
      Rathbone Brothers P.L.C..........................   165,692    5,479,564
  *   Raven Russia, Ltd................................ 1,106,257      620,038
      S&U P.L.C........................................    21,140      656,576
      Savills P.L.C....................................   644,235    7,069,846
      St James's Place P.L.C...........................   175,261    2,254,882
      ST Modwen Properties P.L.C.......................   961,657    6,048,671
      Tullett Prebon P.L.C............................. 1,151,235    5,789,844
      UNITE Group P.L.C. (The)......................... 1,061,266    7,816,521
  *   Waterloo Investment Holdings, Ltd................     5,979          630
                                                                  ------------
  Total Financials.....................................            307,002,628
                                                                  ------------
  Health Care -- (3.9%)
  #*  Alizyme P.L.C....................................   660,805           --
      Bioquell P.L.C...................................    90,893      116,597
  *   BTG P.L.C........................................ 1,781,080   21,161,330
      Consort Medical P.L.C............................   242,136    3,085,126
      Dechra Pharmaceuticals P.L.C.....................   431,161    5,626,311
      Genus P.L.C......................................   282,879    5,210,284
      Hikma Pharmaceuticals P.L.C......................   633,441   22,445,472
  *   Optos P.L.C......................................   109,965      416,144
  *   Oxford Biomedica P.L.C........................... 2,648,141      279,635
  #*  Skyepharma P.L.C.................................   283,151    1,114,913
      Synergy Health P.L.C.............................   300,498    9,803,091
      UDG Healthcare P.L.C............................. 1,076,780    6,350,946
  *   Vectura Group P.L.C.............................. 1,967,288    4,476,100
                                                                  ------------
  Total Health Care....................................             80,085,949
                                                                  ------------
  Industrials -- (23.1%)
      Air Partner P.L.C................................    39,319      176,348
      Alumasc Group P.L.C. (The).......................   124,366      223,533
      Ashtead Group P.L.C.............................. 1,037,792   16,887,478
      Avon Rubber P.L.C................................    70,840      846,415
      Balfour Beatty P.L.C............................. 3,596,658   12,009,547
      BBA Aviation P.L.C............................... 2,792,163   14,239,648
      Berendsen P.L.C..................................   862,981   14,442,334
      Bodycote P.L.C................................... 1,253,236   12,815,005
      Braemar Shipping Services P.L.C..................    87,402      611,001
      Brammer P.L.C....................................   500,119    2,596,925
  #   Camellia P.L.C...................................     2,481      339,847
      Cape P.L.C.......................................   675,539    2,122,699
      Carillion P.L.C.................................. 2,342,316   12,030,772
      Carr's Milling Industries P.L.C..................   355,270      756,405
      Castings P.L.C...................................   162,757      941,629
      Chemring Group P.L.C............................. 1,217,006    3,958,810
      Clarkson P.L.C...................................    67,965    1,923,102
      Cobham P.L.C..................................... 5,618,202   27,539,761
      Communisis P.L.C................................. 1,085,996      898,932
      Costain Group P.L.C..............................   336,534    1,454,828

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Industrials -- (Continued)
      DCC P.L.C........................................   447,754 $23,724,383
      De La Rue P.L.C..................................   422,563   3,287,447
  #   Dialight P.L.C...................................    74,900     791,062
      Diploma P.L.C....................................   595,258   6,824,069
      Fenner P.L.C.....................................   960,636   2,667,587
  *   Firstgroup P.L.C................................. 5,752,073   8,584,583
      Galliford Try P.L.C..............................   399,381   7,908,440
      Go-Ahead Group P.L.C.............................   224,275   8,327,674
      Goodwin P.L.C....................................       383      16,594
      Grafton Group P.L.C..............................   715,395   7,199,814
      Harvey Nash Group P.L.C..........................    46,693      55,759
      Hays P.L.C....................................... 7,359,440  17,148,911
      Hogg Robinson Group P.L.C........................   134,014      91,182
      Homeserve P.L.C.................................. 1,421,393   7,197,729
      Interserve P.L.C.................................   722,721   5,805,023
      Keller Group P.L.C...............................   372,009   4,980,128
      Kier Group P.L.C.................................   250,464   5,896,047
      Latchways P.L.C..................................    36,248     394,858
      Lavendon Group P.L.C.............................   813,519   1,935,621
      Management Consulting Group P.L.C................ 1,519,596     343,941
      Mears Group P.L.C................................   539,928   3,378,452
      Melrose Industries P.L.C......................... 5,033,096  20,035,302
      Michael Page International P.L.C................. 1,418,054   9,922,837
  #   Mitie Group P.L.C................................ 1,953,183   7,934,044
      Morgan Advanced Materials P.L.C.................. 1,478,838   6,752,061
  #   Morgan Sindall Group P.L.C.......................   194,239   1,949,177
      National Express Group P.L.C..................... 2,267,471   8,697,630
      Norcros P.L.C....................................   127,268      30,679
      Northgate P.L.C..................................   752,381   6,993,898
      PayPoint P.L.C...................................   231,521   2,887,066
      QinetiQ Group P.L.C.............................. 3,223,884   9,058,867
      Regus P.L.C...................................... 3,367,250  10,237,465
  *   Renold P.L.C.....................................   193,435     163,252
      Rentokil Initial P.L.C........................... 9,658,441  17,584,152
      Ricardo P.L.C....................................   276,357   2,782,292
      Robert Walters P.L.C.............................   387,999   1,956,549
      Rotork P.L.C.....................................   454,126  15,698,458
      RPS Group P.L.C.................................. 1,266,580   3,471,358
      Senior P.L.C..................................... 2,184,597  10,149,076
  #   Serco Group P.L.C................................ 1,984,328   4,597,609
  *   Severfield P.L.C................................. 1,307,340   1,331,330
      Shanks Group P.L.C............................... 2,492,971   3,685,138
      SIG P.L.C........................................ 3,111,040   8,627,881
      Speedy Hire P.L.C................................ 2,992,433   3,271,235
      Spirax-Sarco Engineering P.L.C...................   399,105  18,318,230
      St Ives P.L.C....................................   680,770   1,829,167
      Stagecoach Group P.L.C........................... 2,248,039  11,572,994
      Sthree P.L.C.....................................   364,277   1,851,428
      Stobart Group, Ltd...............................   517,769     825,089
      T Clarke P.L.C...................................   147,457     174,546
  #   Tarsus Group P.L.C...............................   208,165     655,513
      Tribal Group P.L.C...............................   156,581     378,589
  #   Trifast P.L.C....................................   463,048     737,574

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Industrials -- (Continued)
      UK Mail Group P.L.C..............................   197,261 $  1,571,206
      Ultra Electronics Holdings P.L.C.................   351,758    9,240,547
      Vesuvius P.L.C................................... 1,449,566    9,570,939
  #*  Volex P.L.C......................................   317,928      316,238
      Vp P.L.C.........................................   167,297    1,511,480
  *   Wincanton P.L.C..................................   571,778    1,521,950
      WS Atkins P.L.C..................................   524,536    9,884,704
      XP Power, Ltd....................................    75,669    1,644,356
                                                                  ------------
  Total Industrials....................................            472,796,229
                                                                  ------------
  Information Technology -- (8.4%)
      Acal P.L.C.......................................   209,458      811,370
      Anite P.L.C...................................... 1,650,678    2,027,462
      Aveva Group P.L.C................................   151,640    2,996,458
      Computacenter P.L.C..............................   433,706    4,215,813
      CSR P.L.C........................................   916,815   11,746,640
      Domino Printing Sciences P.L.C...................   548,653    5,627,450
      E2V Technologies P.L.C...........................   609,311    1,720,097
      Electrocomponents P.L.C.......................... 2,248,668    6,909,397
      Fidessa Group P.L.C..............................   170,947    6,166,056
  *   Filtronic P.L.C..................................     4,262        1,282
      Halma P.L.C...................................... 2,013,747   21,071,091
  #*  Imagination Technologies Group P.L.C.............   923,315    3,401,077
      Innovation Group P.L.C........................... 5,162,764    2,271,961
  *   Kofax, Ltd.......................................     9,986       68,270
      Laird P.L.C...................................... 1,432,394    6,866,888
      Micro Focus International P.L.C..................   664,396   10,527,510
      Moneysupermarket.com Group P.L.C................. 1,641,433    6,479,762
      NCC Group P.L.C..................................   402,018    1,365,117
      Oxford Instruments P.L.C.........................   190,876    2,134,048
      Pace P.L.C....................................... 1,504,826    7,552,118
      Phoenix IT Group P.L.C...........................   204,614      433,731
      Playtech P.L.C...................................   876,447    8,920,633
      Premier Farnell P.L.C............................ 2,136,337    5,431,219
  *   PV Crystalox Solar P.L.C.........................    27,451        4,280
      Renishaw P.L.C...................................   188,423    6,566,443
      RM P.L.C.........................................   326,463      765,589
  *   SDL P.L.C........................................   371,904    2,370,228
      Sepura P.L.C.....................................   241,893      546,177
      Spectris P.L.C...................................   610,218   19,175,592
      Spirent Communications P.L.C..................... 2,882,616    3,848,701
      Telecity Group P.L.C............................. 1,020,985   13,227,144
      TT electronics P.L.C.............................   841,331    1,396,714
      Xaar P.L.C.......................................   275,443    1,278,068
      Xchanging P.L.C.................................. 1,364,339    3,214,960
                                                                  ------------
  Total Information Technology.........................            171,139,346
                                                                  ------------
  Materials -- (7.1%)
      Acacia Mining P.L.C..............................   537,038    2,281,498
      Alent P.L.C...................................... 1,337,126    7,343,245
      British Polythene Industries P.L.C...............   137,680    1,331,446
      Carclo P.L.C.....................................   200,519      308,500

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
 Materials -- (Continued)
       Centamin P.L.C................................  5,295,250 $    5,349,461
       Croda International P.L.C.....................    463,619     18,515,255
       DS Smith P.L.C................................  5,007,556     23,816,849
       Elementis P.L.C...............................  2,403,235      9,977,677
       Essentra P.L.C................................  1,239,244     15,429,594
 #     Evraz P.L.C...................................  1,226,120      3,137,818
       Ferrexpo P.L.C................................    955,423        720,498
 *     Gem Diamonds, Ltd.............................    565,679      1,202,840
       Hill & Smith Holdings P.L.C...................    431,543      3,953,043
 #*    Hochschild Mining P.L.C.......................    702,031        957,561
 *     International Ferro Metals, Ltd...............    447,220         27,112
 #*    KAZ Minerals P.L.C............................  1,068,010      3,219,352
 *     Lonmin P.L.C..................................  2,202,370      5,393,830
       Low & Bonar P.L.C.............................  1,132,571        873,050
       Marshalls P.L.C...............................    947,343      3,482,206
 *     Petra Diamonds, Ltd...........................  1,606,903      3,705,061
 #*    Petropavlovsk P.L.C...........................    871,038        177,154
       Rexam P.L.C...................................    731,457      4,674,210
       RPC Group P.L.C...............................  1,198,354      9,755,002
       Synthomer P.L.C...............................  1,278,510      4,673,549
       Vedanta Resources P.L.C.......................    480,809      2,686,764
       Victrex P.L.C.................................    401,577     12,414,088
 #     Zotefoams P.L.C...............................     96,852        344,229
                                                                 --------------
 Total Materials.....................................               145,750,892
                                                                 --------------
 Telecommunication Services -- (2.8%)
       Cable & Wireless Communications P.L.C......... 12,247,104      9,195,040
 #*    Colt Group SA.................................  1,540,335      3,073,673
       Inmarsat P.L.C................................  2,296,017     28,769,751
       Kcom Group P.L.C..............................  3,120,260      3,883,916
 #     TalkTalk Telecom Group P.L.C..................  2,703,937     12,914,054
                                                                 --------------
 Total Telecommunication Services....................                57,836,434
                                                                 --------------
 Utilities -- (2.1%)
       Dee Valley Group P.L.C........................     12,109        223,202
       Drax Group P.L.C..............................  2,148,801     11,659,298
 #     Pennon Group P.L.C............................  2,061,341     27,554,257
       Telecom Plus P.L.C............................    192,909      3,158,712
                                                                 --------------
 Total Utilities.....................................                42,595,469
                                                                 --------------
 TOTAL COMMON STOCKS.................................             1,956,729,345
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (4.3%)
 (S)@  DFA Short Term Investment Fund................  7,672,764     88,773,883
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,591,991,696)^^...........................            $2,045,503,228
                                                                 ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $ 1,384,136 $  512,664,420   --    $  514,048,556
   Consumer Staples...........          --    100,859,368   --       100,859,368
   Energy.....................          --     64,614,474   --        64,614,474
   Financials.................          --    307,002,628   --       307,002,628
   Health Care................     416,144     79,669,805   --        80,085,949
   Industrials................          --    472,796,229   --       472,796,229
   Information Technology.....  10,527,510    160,611,836   --       171,139,346
   Materials..................          --    145,750,892   --       145,750,892
   Telecommunication Services.          --     57,836,434   --        57,836,434
   Utilities..................          --     42,595,469   --        42,595,469
Securities Lending Collateral.          --     88,773,883   --        88,773,883
                               ----------- --------------   --    --------------
TOTAL......................... $12,327,790 $2,033,175,438   --    $2,045,503,228
                               =========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (90.7%)
   AUSTRIA -- (2.1%)
   *   A-TEC Industries AG..............................  21,828 $        --
       Agrana Beteiligungs AG...........................  17,354   1,372,077
   #   AMAG Austria Metall AG...........................   2,949      92,327
       Atrium European Real Estate, Ltd................. 614,001   2,861,133
       Austria Technologie & Systemtechnik AG........... 115,674   1,500,044
       BUWOG AG.........................................     768      15,000
   #   CA Immobilien Anlagen AG......................... 163,483   3,311,099
   #   Conwert Immobilien Invest SE..................... 293,438   3,414,343
       DO & CO AG.......................................  24,454   1,838,725
       EVN AG........................................... 181,639   2,008,600
       Flughafen Wien AG................................   8,590     746,574
       Frauenthal Holding AG............................   2,973      28,526
   *   IMMOFINANZ AG....................................  15,360      35,099
       Josef Manner & Co. AG............................     870      45,321
   *   Kapsch TrafficCom AG.............................  26,900     617,806
   #   Lenzing AG.......................................  51,434   3,335,800
   #   Mayr Melnhof Karton AG...........................  46,491   4,798,358
       Oberbank AG......................................  37,973   2,177,486
       Oesterreichische Post AG......................... 171,966   8,524,138
       Palfinger AG.....................................  58,212   1,526,026
   *   PIAG Immobilien AG...............................     849       8,452
       POLYTEC Holding AG...............................  83,703     642,551
       Porr AG..........................................   6,688     342,490
   #   Raiffeisen Bank International AG................. 181,539   2,121,298
       RHI AG........................................... 113,647   2,981,032
       Rosenbauer International AG......................  17,685   1,343,856
       S IMMO AG........................................ 305,520   2,364,768
   #   Schoeller-Bleckmann Oilfield Equipment AG........  53,891   3,187,689
       Semperit AG Holding..............................  55,075   2,432,029
       Strabag SE....................................... 102,680   2,275,317
       UNIQA Insurance Group AG......................... 425,501   3,601,500
       Wienerberger AG.................................. 570,796   8,065,545
   *   Wolford AG.......................................  11,252     270,797
   #   Zumtobel Group AG................................ 165,178   3,790,102
                                                                 -----------
   TOTAL AUSTRIA........................................          71,675,908
                                                                 -----------
   BELGIUM -- (3.2%)
   *   Ablynx NV........................................ 286,692   3,381,105
       Ackermans & van Haaren NV........................ 126,744  15,063,787
   *   AGFA-Gevaert NV.................................. 998,205   2,331,625
   #   Atenor Group.....................................   6,182     286,256
       Banque Nationale de Belgique.....................   1,013   3,995,847
   #   Barco NV.........................................  66,629   4,288,237
       Cie d'Entreprises CFE............................  44,897   4,275,090
       Cie Immobiliere de Belgique SA...................  14,639     788,534
       Cie Maritime Belge SA............................  66,098   1,034,826
       Co.Br.Ha Societe Commerciale de Brasserie SA.....     115     287,215
       D'ieteren SA..................................... 129,060   4,167,361
       Deceuninck NV.................................... 364,236     753,357
   #   Econocom Group................................... 312,002   2,554,632
       Elia System Operator SA.......................... 146,804   6,447,374

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  BELGIUM -- (Continued)
  #*  Euronav NV.......................................   332,824 $  3,902,201
  #   EVS Broadcast Equipment SA.......................    60,843    2,051,848
      Exmar NV.........................................   180,372    1,589,054
  #   Fagron...........................................   128,749    5,256,578
  *   Floridienne SA...................................       702       59,879
      Gimv NV..........................................    14,723      666,134
  *   Hamon & CIE SA...................................     4,508       50,123
  *   Ion Beam Applications............................   107,269    2,104,523
      Jensen-Group NV..................................    13,482      269,896
      Kinepolis Group NV...............................    97,910    4,298,453
  #   Lotus Bakeries...................................     1,426    1,711,336
  #*  MDxHealth........................................   162,039      844,908
      Melexis NV.......................................   104,024    5,206,831
  *   Mobistar SA......................................   130,540    2,900,896
  #   NV Bekaert SA....................................   190,167    5,739,399
  #*  Nyrstar NV....................................... 1,684,849    6,334,329
  *   Option NV........................................   131,335       43,418
  *   Picanol..........................................    29,777    1,116,283
  *   RealDolmen NV....................................       120           14
  *   RealDolmen NV/SA.................................     8,137      169,747
      Recticel SA......................................   114,763      662,774
  *   Rentabiliweb Group...............................    18,045      140,824
  #   Resilux..........................................     4,952      716,991
  *   RHJ International SA.............................   282,980    1,486,226
  *   Roularta Media Group NV..........................    10,263      124,944
  *   Sapec............................................     1,372       43,806
      Sioen Industries NV..............................    52,140      753,232
      Sipef SA.........................................    30,617    1,790,996
      TER Beke SA......................................     2,260      166,175
  *   Tessenderlo Chemie NV............................   189,911    4,915,386
  #*  ThromboGenics NV.................................   164,549    1,289,671
      Van de Velde NV..................................    37,238    2,025,604
  *   Viohalco SA......................................   603,593    1,520,312
                                                                  ------------
  TOTAL BELGIUM........................................            109,608,037
                                                                  ------------
  DENMARK -- (4.4%)
      ALK-Abello A.S...................................    31,126    3,539,669
  *   Alm Brand A.S....................................   484,611    2,508,902
  #   Ambu A.S. Class B................................   120,928    2,568,750
      Arkil Holding A.S. Class B.......................       504       66,268
  *   Auriga Industries A.S. Class B...................    96,829    4,581,943
  #*  Bang & Olufsen A.S...............................   173,002    1,196,468
      BankNordik P/F...................................     1,753       27,814
  *   Bavarian Nordic A.S..............................   139,034    4,281,551
      Brodrene Hartmann A.S............................    13,977      370,068
  #   D/S Norden A.S...................................   124,661    2,578,212
      Dfds A.S.........................................    25,693    2,477,227
      Djurslands Bank A.S..............................     8,970      268,719
      East Asiatic Co., Ltd. A.S.......................    67,689      534,713
      FE Bording A.S...................................       426       58,486
  #   FLSmidth & Co. A.S...............................   262,093   11,073,475
      Fluegger A.S. Class B............................     4,198      246,841
  *   Genmab A.S.......................................   224,708   15,057,028

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  DENMARK -- (Continued)
      GN Store Nord A.S................................   842,143 $ 18,879,109
  *   GPV Industri A.S. Series B.......................     2,200           --
  *   Greentech Energy Systems A.S.....................    12,775       13,624
      Gronlandsbanken A.S..............................     1,125      110,199
      H Lundbeck A.S...................................    76,174    1,547,061
  *   H+H International A.S. Class B...................    32,853      187,614
      Harboes Bryggeri A.S. Class B....................    13,115      180,072
      IC Companys A.S..................................    38,020      815,249
      Jeudan A.S.......................................     4,800      426,654
  *   Jyske Bank A.S...................................   157,875    7,145,936
      Lan & Spar Bank..................................     5,150      331,996
      NKT Holding A.S..................................   110,421    5,672,056
      Nordjyske Bank A.S...............................    17,600      269,626
      Norresundby Bank A.S.............................     7,350      434,938
  #*  Parken Sport & Entertainment A.S.................    33,556      304,866
      PER Aarsleff A.S. Class B........................    10,487    2,357,340
      Ringkjoebing Landbobank A.S......................    21,084    3,964,665
      Roblon A.S. Class B..............................     2,700      124,588
      Rockwool International A.S. Class B..............    30,614    3,269,017
  *   Royal UNIBREW A.S................................    46,556    7,935,996
      RTX A.S..........................................     8,648       82,895
      Schouw & Co......................................    74,017    3,435,052
  #   SimCorp A.S......................................   214,946    6,246,845
      Solar A.S. Class B...............................    27,205    1,201,661
      Spar Nord Bank A.S...............................   352,611    3,179,244
  *   Sydbank A.S......................................   317,330    8,938,943
      Tivoli A.S.......................................       969      467,812
  *   TK Development A.S...............................   401,193      548,044
  *   Topdanmark A.S...................................   507,925   16,996,427
  *   Topsil Semiconductor Matls.......................   886,257       61,166
  #   United International Enterprises.................    10,565    1,584,001
  *   Vestas Wind Systems A.S..........................    19,992      776,761
  #*  Vestjysk Bank A.S................................    53,413       69,660
  #*  Zealand Pharma A.S...............................    58,389      756,807
                                                                  ------------
  TOTAL DENMARK........................................            149,752,058
                                                                  ------------
  FINLAND -- (6.3%)
      Afarak Group Oyj.................................   102,089       41,112
      Ahlstrom Oyj.....................................    48,381      437,104
      Aktia Bank Oyj...................................    51,380      579,646
      Alma Media Oyj...................................   277,852      950,789
      Amer Sports Oyj..................................   566,687   10,807,947
      Apetit Oyj.......................................    19,402      337,871
  #   Aspo Oyj.........................................    83,365      649,307
      Atria Oyj........................................    37,273      325,777
      Bank of Aland P.L.C. Class B.....................    22,078      303,625
      BasWare Oyj......................................    42,915    1,839,121
  *   Biotie Therapies Oyj............................. 1,106,389      233,540
  #   Cargotec Oyj.....................................   167,673    5,371,003
      Caverion Corp....................................   486,401    4,546,246
      Citycon Oyj...................................... 1,345,638    4,562,414
      Comptel Oyj......................................   337,600      350,855
  #   Cramo Oyj........................................   148,755    2,293,968

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  FINLAND -- (Continued)
      Digia Oyj........................................    48,912 $   187,335
      Elektrobit Oyj...................................   265,750   1,229,791
      Elisa Oyj........................................   702,558  18,687,969
      F-Secure Oyj.....................................   471,472   1,218,919
  *   Finnair Oyj......................................   427,233   1,589,937
  *   Finnlines Oyj....................................   124,906   2,257,952
  #   Fiskars Oyj Abp..................................   196,766   4,131,572
  *   GeoSentric Oyj...................................   244,900          --
      HKScan Oyj Class A...............................   130,814     569,706
      Huhtamaki Oyj....................................   452,365  12,401,699
      Ilkka-Yhtyma Oyj.................................    61,503     151,699
  #   Kemira Oyj.......................................   472,368   5,404,307
      Kesko Oyj Class A................................       347      12,120
      Kesko Oyj Class B................................   315,046  11,512,533
  #   Konecranes Oyj...................................   245,559   7,481,047
  #   Lassila & Tikanoja Oyj...........................   160,510   3,214,931
  *   Lemminkainen Oyj.................................    31,119     387,261
      Metsa Board Oyj.................................. 1,549,706   9,259,933
      Metso Oyj........................................   450,551  13,708,127
  #   Munksjo Oyj......................................    24,345     258,021
      Neste Oil Oyj....................................   609,759  16,956,429
  #   Nokian Renkaat Oyj...............................   262,600   6,471,799
      Okmetic Oyj......................................    61,386     367,411
  #   Olvi Oyj Class A.................................    70,665   1,920,092
  *   Oriola-KD Oyj Class A............................     5,045      20,655
  *   Oriola-KD Oyj Class B............................   507,715   2,069,561
      Orion Oyj Class A................................   130,940   4,308,883
      Orion Oyj Class B................................   401,178  13,226,703
  #*  Outokumpu Oyj....................................   841,911   4,555,095
  #   Outotec Oyj......................................   697,608   4,039,617
  #   PKC Group Oyj....................................   109,715   2,384,547
      Ponsse Oy........................................    31,710     444,636
  #*  Poyry Oyj........................................   194,637     640,110
      Raisio Oyj Class V...............................   541,284   2,600,644
      Ramirent Oyj.....................................   324,161   2,676,483
      Rapala VMC Oyj...................................   113,258     669,424
      Revenio Group Oyj................................    16,100     297,176
      Saga Furs Oyj....................................    11,324     295,755
  #   Sanoma Oyj.......................................   380,701   2,397,318
      SRV Group Oyj....................................     9,181      33,503
      Stockmann Oyj Abp(5462371).......................    43,914     331,536
  #   Stockmann Oyj Abp(5462393).......................   139,051     964,809
      Technopolis Oyj..................................   431,926   1,957,818
      Teleste Oyj......................................    53,559     392,832
      Tieto Oyj........................................   305,721   7,512,876
      Tikkurila Oyj....................................   175,018   3,157,977
      Uponor Oyj.......................................   249,785   3,806,418
      Vaisala Oyj Class A..............................    42,946   1,097,922
      Viking Line Abp..................................    10,366     207,243

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FINLAND -- (Continued)
  #   YIT Oyj..........................................   500,865 $  2,917,230
                                                                  ------------
  TOTAL FINLAND........................................            216,017,686
                                                                  ------------
  FRANCE -- (11.3%)
      ABC Arbitrage....................................    24,398      131,094
      Actia Group......................................    10,294       63,848
  #*  Air France-KLM................................... 1,149,187   10,119,022
      Akka Technologies SA.............................    41,457    1,502,496
      Albioma SA.......................................   102,932    1,912,750
      Altamir..........................................    81,618      955,676
      Alten SA.........................................   111,528    4,671,265
      Altran Technologies SA...........................   738,960    6,540,160
      April SA.........................................    76,998      956,761
  #*  Archos...........................................   111,720      300,813
      Arkema SA........................................    95,047    6,780,137
      Assystem.........................................    65,144    1,273,506
  #   Aubay............................................    15,189      188,847
      Audika Groupe....................................    22,298      324,037
      Aurea SA.........................................     2,850       14,543
      Axway Software SA................................    29,721      562,056
      Bastide le Confort Medical.......................     3,250       67,709
  #*  Beneteau SA......................................   188,909    2,752,130
  #   Bigben Interactive...............................    36,286      155,299
      BioMerieux.......................................    57,425    6,273,403
      Boiron SA........................................    33,463    3,422,561
      Bollore SA....................................... 2,385,889   10,268,582
      Bonduelle S.C.A..................................    77,754    1,752,418
  #   Bongrain SA......................................    34,266    2,086,464
      Burelle SA.......................................     3,866    2,876,766
      Catering International Services..................     4,706      101,317
  *   Cegedim SA.......................................    21,754      788,701
      Cegid Group......................................    24,759      891,379
  #*  CGG SA...........................................   455,425    2,522,990
  *   Chargeurs SA.....................................    94,834      548,572
  *   Cie des Alpes....................................    24,115      430,737
  #*  Club Mediterranee SA.............................   107,104    2,984,762
      Derichebourg SA..................................   548,515    2,132,391
  #   Devoteam SA......................................    27,431      527,472
      Eiffage SA.......................................   105,215    5,122,677
      Electricite de Strasbourg SA.....................    21,886    2,722,424
  #*  Eramet...........................................    11,960      957,834
  #*  Esso SA Francaise................................    13,096      541,738
  *   Etablissements Maurel et Prom....................   429,214    3,466,936
      Euler Hermes Group...............................    49,555    4,852,833
  #*  Euro Disney SCA..................................    68,806       95,841
      Eurofins Scientific SE...........................    46,942   12,059,640
      Exel Industries Class A..........................    10,680      555,037
      Faiveley Transport SA............................    35,342    2,143,924
      Faurecia.........................................   285,223   11,456,374
      Fimalac..........................................    31,490    2,481,988
      Fleury Michon SA.................................     6,164      350,461
  *   GameLoft SE......................................   315,552    1,051,074
      Gaumont SA.......................................    13,980      584,461

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   FRANCE -- (Continued)
       GEA..............................................   2,433 $   214,678
   #*  GECI International...............................  59,392          --
       Gevelot SA.......................................   3,584     505,839
       GL Events........................................  48,302     899,659
       Groupe Crit......................................  24,255   1,064,247
       Groupe Eurotunnel SE.............................  55,555     745,920
       Groupe Flo.......................................  35,997      89,755
   *   Groupe Fnac......................................  23,258   1,166,554
   #   Groupe Gorge.....................................  16,780     393,209
   *   Groupe Open......................................  27,590     350,521
       Guerbet..........................................  30,306   1,126,244
       Haulotte Group SA................................  70,589   1,047,513
   #*  Hi-Media SA...................................... 274,892     714,444
   #   Ingenico......................................... 171,744  17,954,578
   #   Interparfums SA..................................  45,542   1,344,063
       Ipsen SA......................................... 166,132   8,455,195
       IPSOS............................................ 159,746   4,162,386
       Jacquet Metal Service............................  66,455   1,159,125
       Korian-Medica.................................... 172,799   6,534,925
       Lagardere SCA.................................... 630,688  17,249,954
   #   Lanson-BCC.......................................   9,093     327,335
       Laurent-Perrier..................................  12,792   1,011,180
   *   Le Noble Age.....................................  12,101     272,513
       Lectra........................................... 110,352   1,241,360
       Linedata Services................................   1,714      43,995
       LISI.............................................  89,646   2,226,361
       Maisons France Confort SA........................  15,817     547,557
   *   Manitou BF SA....................................  49,287     723,570
       Manutan International............................  14,553     657,554
       Mersen...........................................  72,883   1,721,716
   #*  METabolic EXplorer SA............................ 129,858     835,141
       Metropole Television SA.......................... 270,181   4,939,868
       MGI Coutier......................................  44,418     674,906
       Montupet.........................................  37,453   2,972,200
       Mr Bricolage.....................................  30,731     493,804
   #   Naturex..........................................  30,626   1,602,510
   #   Neopost SA....................................... 179,534   9,315,078
   #*  Nexans SA........................................ 139,042   4,379,230
       Nexity SA........................................ 139,078   5,476,291
       NextRadioTV......................................  16,908     488,433
       Norbert Dentressangle SA.........................  20,989   3,096,674
   #*  NRJ Group........................................  72,524     543,384
       Oeneo SA.........................................  15,730      82,798
   #*  Onxeo............................................  50,618     351,766
   #*  Orco Property Group SA........................... 167,788      67,990
       Orpea............................................ 178,021  11,572,545
       Paris Orleans SA.................................   3,127      61,119
   *   Parrot SA........................................  43,199     926,582
   #*  Pierre & Vacances SA.............................  26,355     751,999
       Plastic Omnium SA................................ 324,906   9,327,914
       PSB Industries SA................................   8,438     385,385
       Rallye SA........................................ 109,998   4,124,527
   #*  Recylex SA.......................................  83,164     178,928

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FRANCE -- (Continued)
      Robertet SA......................................     3,167 $    588,093
  #   Rubis SCA........................................   186,252   10,801,655
      Saft Groupe SA...................................   153,193    4,886,449
      Samse SA.........................................     8,342    1,003,156
      Sartorius Stedim Biotech.........................    12,835    2,498,430
      SEB SA...........................................   108,066    7,395,213
      Seche Environnement SA...........................     9,167      216,237
  *   Securidev SA.....................................     2,500      107,142
  #*  Sequana SA.......................................    88,039      254,053
      Societe d'Edition de Canal +.....................   277,136    1,866,803
      Societe des Bains de Mer et du Cercle des
        Etrangers a Monaco.............................    46,150    2,292,974
      Societe Internationale de Plantations d'Heveas SA     7,778      285,136
      Societe Marseillaise du Tunnel Prado-Carenage SA.     3,434      123,051
      Societe pour l'Informatique Industrielle.........    40,908      307,152
      Societe Television Francaise 1...................   618,548    9,737,096
  #*  SOITEC........................................... 1,185,978    1,176,852
  *   Solocal Group.................................... 4,808,519    4,036,156
  #   Somfy SA.........................................    21,738    5,518,086
      Sopra Steria Group...............................    63,969    4,981,229
  *   Spir Communication SA............................     4,687       80,051
      Stallergenes SA..................................     4,869      289,762
  #*  Ste Industrielle d'Aviation Latecoere SA.........    49,388      629,521
  #   Stef SA..........................................    29,121    1,678,458
  #*  Store Electronic.................................    12,202      172,992
      Sword Group......................................    30,562      673,145
      Synergie SA......................................    72,705    1,586,421
  *   Technicolor SA................................... 1,373,206    8,203,135
      Teleperformance..................................   310,372   22,236,866
      Tessi SA.........................................     7,038      712,861
      TFF Group........................................     5,013      372,751
  *   Theolia SA.......................................   281,335      174,849
      Thermador Groupe.................................    11,622      932,584
      Total Gabon......................................     1,399      480,593
      Touax SA.........................................     4,773       80,104
      Trigano SA.......................................    46,521    1,388,516
  *   UBISOFT Entertainment............................   504,559   10,128,192
  #   Union Financiere de France BQE SA................    16,679      444,160
      Vallourec SA.....................................   123,027    2,669,315
  #*  Valneva SE.......................................   226,364    1,030,774
      Vetoquinol SA....................................    12,574      496,906
      Vicat............................................    65,766    4,618,799
      VIEL & Cie SA....................................   158,130      357,528
      Vilmorin & Cie SA................................    26,758    2,354,238
      Virbac SA........................................    18,973    4,211,458
      VM Materiaux SA..................................     6,914      188,986
      Vranken-Pommery Monopole SA......................    18,881      511,593
                                                                  ------------
  TOTAL FRANCE.........................................            386,704,449
                                                                  ------------
  GERMANY -- (13.8%)
  *   AAP Implantate AG................................     1,361        3,987
      Aareal Bank AG...................................   423,110   16,021,563
      Adler Modemaerkte AG.............................    43,274      626,007
  *   ADVA Optical Networking SE.......................   189,709      627,088

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
  #*  Air Berlin P.L.C.................................   167,708 $   206,492
  #*  Aixtron SE.......................................   409,853   3,241,303
  *   Aligna AG........................................   318,087          --
      All for One Steeb AG.............................       252      10,141
  #   Allgeier SE......................................    26,582     457,752
      Amadeus Fire AG..................................    25,995   1,933,835
  *   Analytik Jena AG.................................     5,992      94,567
  *   AS Creation Tapeten..............................     7,109     219,206
      Aurubis AG.......................................   166,425   9,022,461
  #*  Balda AG.........................................   127,634     430,264
      Basler AG........................................     1,972      88,964
  #*  Bauer AG.........................................    49,656     908,536
      BayWa AG(5838057)................................    60,753   2,389,716
      BayWa AG(5838068)................................       124       5,644
      Bechtle AG.......................................    75,407   6,372,400
      Bertrandt AG.....................................    24,357   3,201,414
      Bijou Brigitte AG................................    19,384   1,167,848
      Bilfinger SE.....................................   151,665   7,923,464
      Biotest AG.......................................    20,784   2,309,724
  *   BKN International AG.............................    33,408          --
      Borussia Dortmund GmbH & Co. KGaA................   410,945   1,851,149
  #   CANCOM SE........................................    77,099   3,297,696
      Carl Zeiss Meditec AG............................   116,969   3,085,356
      Celesio AG.......................................   212,397   6,291,895
      CENIT AG.........................................    37,908     513,198
      CENTROTEC Sustainable AG.........................    43,285     645,681
      Cewe Stiftung & Co. KGAA.........................    28,461   1,668,327
      Comdirect Bank AG................................   179,407   1,782,692
      CompuGroup Medical AG............................    78,359   2,026,826
  *   Constantin Medien AG.............................   351,622     511,839
      CropEnergies AG..................................   111,540     340,703
      CTS Eventim AG & Co. KGaA........................   212,200   6,069,447
      Data Modul AG....................................    11,455     354,485
  #   DEAG Deutsche Entertainment AG...................     7,319      64,361
  #   Delticom AG......................................    25,992     500,409
      Deutsche Beteiligungs AG.........................    29,148     904,807
      Deutsche Wohnen AG...............................   847,394  22,012,217
      Deutz AG.........................................   440,031   2,028,486
  *   Dialog Semiconductor P.L.C.......................   315,500  12,066,245
      DIC Asset AG.....................................    13,115     137,011
      DMG Mori Seiki AG................................   308,295  10,098,359
      Dr Hoenle AG.....................................    21,610     438,627
      Draegerwerk AG & Co. KGaA........................     6,384     511,062
      Drillisch AG.....................................   228,312   8,845,227
      Duerr AG.........................................   123,784  11,265,737
      Eckert & Ziegler AG..............................    17,884     424,432
      Elmos Semiconductor AG...........................    49,157     972,415
      ElringKlinger AG.................................   151,212   5,268,706
      Erlus AG.........................................     2,970     164,869
  #*  Euromicron AG....................................    33,718     431,185
  #*  Evotec AG........................................ 1,140,613   4,706,104
      Fielmann AG......................................    46,175   3,138,623
  #*  First Sensor AG..................................    19,888     213,999

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
      Francotyp-Postalia Holding AG Class A............    53,729 $   254,800
      Freenet AG.......................................   631,511  18,803,498
      Fuchs Petrolub SE................................   158,452   5,983,922
  *   GAGFAH SA........................................   281,532   6,273,545
      Gerresheimer AG..................................   154,331   8,413,996
      Gerry Weber International AG.....................   109,422   4,215,857
      Gesco AG.........................................    14,980   1,174,612
      GFK SE...........................................    72,900   2,902,573
      GFT Technologies AG..............................    81,255   1,247,899
      Grammer AG.......................................    62,474   2,484,520
      Grenkeleasing AG.................................    32,703   3,500,986
  *   H&R AG...........................................    50,783     385,684
  #   Hamburger Hafen und Logistik AG..................    94,113   1,933,554
  *   Hansa Group AG...................................     9,627         261
  #   Hawesko Holding AG...............................    20,532     926,040
  #*  Heidelberger Druckmaschinen AG................... 1,325,208   3,110,978
      Highlight Communications AG......................    98,062     376,171
      Homag Group AG...................................    28,046   1,094,597
      Hornbach Baumarkt AG.............................     3,546     129,243
      Indus Holding AG.................................   112,136   4,891,223
  #   Init Innovation In Traffic Systems AG............    19,649     494,310
  #*  Intershop Communications AG......................    62,598      72,777
      Isra Vision AG...................................    15,171     932,955
      Jenoptik AG......................................   223,167   2,986,031
  *   Joyou AG.........................................    19,317     267,361
  *   Kampa AG.........................................     7,101         112
  *   Kloeckner & Co. SE...............................   520,355   5,361,440
  *   Koenig & Bauer AG................................    27,098     358,106
  *   Kontron AG.......................................   247,150   1,461,148
      Krones AG........................................    72,618   6,874,980
      KSB AG...........................................     3,584   1,826,384
  #   KUKA AG..........................................   137,507   9,295,900
  #   KWS Saat AG......................................    16,490   5,039,122
      Lanxess AG.......................................   301,594  14,456,323
      Leifheit AG......................................    12,500     684,383
      Leoni AG.........................................   160,708  10,025,916
  #   LPKF Laser & Electronics AG......................   116,440   1,284,341
  #*  Manz AG..........................................    14,219   1,018,436
  *   MasterFlex SE....................................    19,347     157,289
  *   Mediclin AG......................................   119,554     471,109
  *   Medigene AG......................................    30,647     131,310
      MLP AG...........................................   222,513     882,440
  #   Mobotix AG.......................................    13,963     174,970
      MTU Aero Engines AG..............................   248,035  22,691,913
      Muehlbauer Holding AG............................    14,905     276,163
      MVV Energie AG...................................   100,214   2,772,107
      Nemetschek AG....................................    25,985   2,712,318
      Nexus AG.........................................    42,453     614,740
  *   Nordex SE........................................   301,573   5,820,425
      Norma Group SE...................................   155,621   7,716,993
      OHB AG...........................................    35,659     853,230
  *   Osram Licht AG...................................   146,342   6,727,081
  *   Patrizia Immobilien AG...........................   190,180   3,334,843

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    GERMANY -- (Continued)
        Pfeiffer Vacuum Technology AG....................  49,303 $4,427,486
    #   PNE Wind AG...................................... 380,000    946,579
        Progress-Werk Oberkirch AG.......................   7,828    342,380
    #*  PSI AG Gesellschaft Fuer Produkte und Systeme
        der Informationstechnologie......................  28,155    397,527
    #   Puma SE..........................................   9,114  1,734,661
    *   PVA TePla AG.....................................  46,019     77,538
    *   QIAGEN NV........................................ 163,579  3,742,550
    #   QSC AG........................................... 484,191    961,206
    #   R Stahl AG.......................................  15,459    743,145
        Rational AG......................................  12,336  4,059,954
        Rheinmetall AG................................... 195,657  8,466,765
        Rhoen Klinikum AG................................ 262,146  6,945,157
    #   RIB Software AG..................................  79,686  1,014,386
        SAF-Holland SA................................... 238,735  3,525,515
        Salzgitter AG.................................... 192,504  5,247,816
    #   Schaltbau Holding AG.............................  25,809  1,326,258
        Schloss Wachenheim AG............................   7,479    100,543
    *   SER Systems AG...................................   9,400         --
    #*  SGL Carbon SE.................................... 293,612  4,661,722
        SHW AG...........................................  24,598  1,213,841
    #*  Singulus Technologies AG......................... 241,327    231,414
        Sinner AG........................................      89      1,305
        Sixt SE..........................................  81,198  3,146,276
    #*  SKW Stahl-Metallurgie Holding AG.................  28,224    144,713
    #*  SMA Solar Technology AG..........................  54,199    658,888
    #   SMT Scharf AG....................................  18,717    300,659
    #   Softing AG.......................................  22,308    369,673
        Software AG...................................... 318,618  8,432,859
    #*  Solarworld AG....................................     774     10,015
        Stada Arzneimittel AG............................ 298,237  9,247,185
        STRATEC Biomedical AG............................  26,841  1,446,178
        Stroeer Media SE................................. 114,489  3,332,391
    #   Suedzucker AG.................................... 333,948  4,199,137
    #   Surteco SE.......................................   3,550     98,231
    #*  Suss Microtec AG.................................  92,598    486,597
        Symrise AG....................................... 114,117  7,469,286
        Syzygy AG........................................  30,656    269,201
    #   TAG Immobilien AG................................ 455,809  5,920,630
        Takkt AG......................................... 140,345  2,389,641
        Technotrans AG...................................  29,535    326,399
    *   Tom Tailor Holding AG............................ 105,980  1,301,223
    #   Tomorrow Focus AG................................ 118,269    500,077
        UMS United Medical Systems International AG......   3,304     37,415
        USU Software AG..................................   3,377     56,497
    *   VERBIO Vereinigte BioEnergie AG..................     796      1,614
    #   Vossloh AG.......................................  45,413  2,907,732
        VTG AG...........................................  50,521  1,212,746
        Wacker Neuson SE................................. 108,201  2,191,560
        Washtec AG.......................................   5,625     95,372
    #   Wincor Nixdorf AG................................ 143,454  6,574,101
        XING AG..........................................  11,211  1,368,821

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  GERMANY -- (Continued)
  #   Zeal Network SE..................................    30,567 $  1,287,299
                                                                  ------------
  TOTAL GERMANY........................................            471,725,630
                                                                  ------------
  GREECE -- (0.0%)
  *   Alfa Alfa Energy SA..............................     3,810           --
  *   Alysida SA.......................................     2,376           --
  *   Atlantic Supermarkets SA.........................    34,730           --
  *   Babis Vovos International Construction SA........    21,073           --
  *   Balafas SA.......................................    15,200           --
  *   Bank of Cyprus Pcl...............................        --           --
  *   Elektroniki Athinon SA...........................     7,497          763
  *   Etma Rayon SA....................................    11,242           --
  *   Informatics SA...................................     3,778           --
  *   Ipirotiki Software & Publications SA.............    22,110           --
  *   Lan-Net SA.......................................    12,688           --
  *   Neorion Holdings SA..............................    14,991           --
  *   Promota Hellas SA................................     8,860           --
  *   T Bank SA........................................   228,007           --
  *   Themeliodomi SA..................................    37,422           --
                                                                  ------------
  TOTAL GREECE.........................................                    763
                                                                  ------------
  IRELAND -- (2.1%)
      Aer Lingus Group P.L.C...........................   752,359    1,816,736
      C&C Group P.L.C.(B010DT8)........................   399,607    1,551,066
      C&C Group P.L.C.(B011Y09)........................ 1,114,457    4,343,934
      Dragon Oil P.L.C.................................   953,523    7,914,881
      FBD Holdings P.L.C...............................   125,728    1,583,758
      Fyffes P.L.C.....................................   264,335      336,040
      Glanbia P.L.C.(0066950)..........................   700,613   11,314,696
      Glanbia P.L.C.(4058629)..........................    86,722    1,396,228
      IFG Group P.L.C..................................   312,257      546,952
  *   Independent News & Media P.L.C...................   806,194      112,875
      Irish Continental Group P.L.C.(BLP5857)..........   374,158    1,383,323
      Irish Continental Group P.L.C.(BLP59W1)..........   234,200      872,076
  *   Kenmare Resources P.L.C.......................... 4,546,361      233,936
      Kingspan Group P.L.C.............................   600,070   10,842,335
      Paddy Power P.L.C.(4828974)......................    12,708      990,403
      Paddy Power P.L.C.(0258810)......................   175,221   13,666,597
      Smurfit Kappa Group P.L.C........................   564,905   13,888,358
                                                                  ------------
  TOTAL IRELAND........................................             72,794,194
                                                                  ------------
  ISRAEL -- (2.2%)
  #*  Africa Israel Investments, Ltd...................   624,375      552,194
      Africa Israel Properties, Ltd....................    70,117      873,131
      Africa Israel Residences, Ltd....................       594        8,262
  *   Airport City, Ltd................................   160,481    1,323,185
  #*  AL-ROV Israel, Ltd...............................    18,725      506,663
      Albaad Massuot Yitzhak, Ltd......................       370        5,120
  *   Allot Communications, Ltd........................    99,628      905,826
  #*  Alon Blue Square Israel, Ltd.....................    76,012      191,112
  #*  Alrov Properties and Lodgings, Ltd...............    12,098      222,021
      Amot Investments, Ltd............................   400,839    1,188,761

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   ISRAEL -- (Continued)
       Arad, Ltd........................................     1,053 $    8,332
   #*  AudioCodes, Ltd..................................   169,225    864,284
   #   Avgol Industries 1953, Ltd.......................   420,938    329,712
   *   Azorim-Investment Development & Construction
         Co., Ltd.......................................   380,820    277,745
       Bayside Land Corp................................     2,880    774,693
       Big Shopping Centers, Ltd........................     9,475    377,630
   *   BioLine RX, Ltd..................................   596,298    110,071
       Blue Square Real Estate, Ltd.....................     5,890    175,254
   *   Brack Capital Properties NV......................     1,275     70,362
   #*  Brainsway, Ltd...................................    40,895    325,949
   #*  Cellcom Israel, Ltd..............................   248,839  1,314,105
   *   Ceragon Networks, Ltd............................    95,438     90,799
   #*  Clal Biotechnology Industries, Ltd...............   174,162    153,352
   *   Clal Insurance Enterprises Holdings, Ltd.........    91,420  1,321,486
       Cohen Development & Industrial Buildings, Ltd....     2,564     50,844
   *   Compugen, Ltd....................................   173,975  1,344,188
       Delek Automotive Systems, Ltd....................   151,345  1,450,044
       Delta-Galil Industries, Ltd......................    47,407  1,360,434
       Direct Insurance Financial Investments, Ltd......    62,232    339,149
   *   El Al Israel Airlines............................    77,144     14,420
   #   Elbit Systems, Ltd...............................    65,175  4,007,283
       Electra, Ltd.....................................     8,082    863,350
   #   Elron Electronic Industries, Ltd.................    62,094    266,437
   *   Energix-Renewable Energies, Ltd..................    24,278     11,008
   *   Equital, Ltd.....................................     7,312     96,856
   #*  Evogene, Ltd.....................................    67,301    556,126
   *   EZchip Semiconductor, Ltd........................   140,069  2,626,988
       First International Bank Of Israel, Ltd..........    98,118  1,230,932
       FMS Enterprises Migun, Ltd.......................    10,227    153,526
       Formula Systems 1985, Ltd........................    38,789    805,959
       Fox Wizel, Ltd...................................    17,805    405,111
   #   Frutarom Industries, Ltd.........................   174,875  5,479,641
   #*  Gilat Satellite Networks, Ltd....................    25,967    118,796
       Golf & Co., Ltd..................................    74,605    197,834
   #*  Hadera Paper, Ltd................................    10,176    176,879
       Harel Insurance Investments & Financial
         Services, Ltd..................................   476,409  2,120,427
   #   Industrial Buildings Corp., Ltd..................   368,990    387,930
   *   Israel Discount Bank, Ltd. Class A............... 2,385,703  3,727,407
       Israel Land Development Co., Ltd. (The)..........    22,310     74,323
       Ituran Location and Control, Ltd.................    87,477  1,834,202
   *   Jerusalem Oil Exploration........................    43,411  1,285,286
   #*  Kamada, Ltd......................................   123,192    499,512
       Kerur Holdings, Ltd..............................     2,133     30,758
       Maabarot Products, Ltd...........................    21,999    213,713
       Magic Software Enterprises, Ltd..................    87,066    488,308
       Matrix IT, Ltd...................................   182,457    830,738
       Maytronics, Ltd..................................     6,672     13,479
   #*  Mazor Robotics, Ltd..............................   161,210    827,195
       Meitav DS Investments, Ltd.......................    38,130    100,374
       Melisron, Ltd....................................    52,829  1,538,288
       Menorah Mivtachim Holdings, Ltd..................   120,564  1,060,454
       Migdal Insurance & Financial Holding, Ltd........ 1,213,664  1,444,957
   #*  Mivtach Shamir Holdings, Ltd.....................    23,312    523,969

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  ISRAEL -- (Continued)
  *   Naphtha Israel Petroleum Corp., Ltd..............    163,755 $   832,620
      Neto ME Holdings, Ltd............................      5,411     269,983
  *   Nitsba Holdings 1995, Ltd........................    134,048   1,829,316
  *   Nova Measuring Instruments, Ltd..................    114,846   1,260,759
  #*  Oil Refineries, Ltd..............................  4,941,609   1,437,431
      Ormat Industries.................................    293,852   2,058,945
      Osem Investments, Ltd............................     50,766     899,438
  #*  Partner Communications Co., Ltd..................    392,298   1,328,575
      Paz Oil Co., Ltd.................................     20,326   2,600,938
  *   Perion Network, Ltd..............................     16,455      52,695
  #   Phoenix Holdings, Ltd. (The).....................    279,438     788,445
      Plasson Industries, Ltd..........................     13,941     466,116
  #   Rami Levi Chain Stores Hashikma Marketing 2006,
        Ltd............................................     33,735   1,332,164
  *   Sapiens International Corp. NV...................     74,668     493,674
      Shikun & Binui, Ltd..............................    960,439   1,818,952
  #   Shufersal, Ltd...................................    381,641     785,627
  *   Space Communication, Ltd.........................     17,611     219,807
  *   Strauss Group, Ltd...............................    106,065   1,553,542
  *   Summit Real Estate Holdings, Ltd.................     10,999      37,282
  #*  Tower Semiconductor, Ltd.........................    161,565   2,442,275
  *   Union Bank of Israel.............................    130,630     424,631
                                                                   -----------
  TOTAL ISRAEL.........................................             73,460,389
                                                                   -----------
  ITALY -- (9.1%)
  #*  A.S. Roma SpA....................................    335,418     199,459
      A2A SpA..........................................  5,746,801   5,477,266
      ACEA SpA.........................................    280,731   3,155,817
  #*  Aeffe SpA........................................    173,426     364,918
  #   Alerion Cleanpower SpA...........................    123,193     333,089
      Amplifon SpA.....................................    427,449   2,556,971
      Ansaldo STS SpA..................................    567,271   5,700,479
  #*  Arnoldo Mondadori Editore SpA....................    631,293     658,153
      Ascopiave SpA....................................    363,269     781,155
  #   Astaldi SpA......................................    258,925   1,645,919
      Atlantia SpA.....................................         --          11
  *   Autogrill SpA....................................    557,135   4,759,477
      Azimut Holding SpA...............................    526,953  12,283,938
  #*  Banca Carige SpA................................. 14,916,408     998,808
      Banca Finnat Euramerica SpA......................    637,043     373,624
      Banca Generali SpA...............................    251,146   7,015,939
      Banca IFIS SpA...................................    102,347   1,760,710
  *   Banca Monte dei Paschi di Siena SpA..............  3,737,938   1,689,919
  *   Banca Popolare dell'Emilia Romagna S.c.r.l.......  2,512,117  16,942,071
  #*  Banca Popolare dell'Etruria e del Lazio SC.......  1,093,905     642,541
  *   Banca Popolare di Milano Scarl................... 21,850,238  17,490,516
      Banca Popolare di Sondrio SCARL..................  1,778,650   6,906,494
  #   Banca Profilo SpA................................  1,099,445     465,045
      Banco di Desio e della Brianza SpA...............    232,296     599,934
  *   Banco Popolare SC................................    127,904   1,614,120
  *   BasicNet SpA.....................................    144,882     403,510
  #*  Beghelli SpA.....................................    403,187     182,426
      Biesse SpA.......................................     54,004     742,083
      Brembo SpA.......................................    162,145   5,714,250

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ITALY -- (Continued)
  *   Brioschi Sviluppo Immobiliare SpA................   174,780 $    19,438
  #   Brunello Cucinelli SpA...........................    93,624   1,925,945
  #   Buzzi Unicem SpA.................................   365,007   4,481,002
      Cairo Communication SpA..........................   119,785     762,565
  *   Caltagirone Editore SpA..........................     6,277       6,326
  #*  Carraro SpA......................................   113,633     268,395
      Cembre SpA.......................................    40,330     527,933
  #   Cementir Holding SpA.............................   336,239   2,249,649
  *   CIR-Compagnie Industriali Riunite SpA............ 1,837,842   2,028,260
      Credito Emiliano SpA.............................   400,180   3,113,591
  #*  Credito Valtellinese SC.......................... 4,865,429   5,474,776
  #   d'Amico International Shipping SA................   516,137     287,303
      Danieli & C Officine Meccaniche SpA..............    62,778   1,539,228
      Datalogic SpA....................................   104,696   1,174,916
  #   Davide Campari-Milano SpA........................ 1,406,591   9,534,491
      De'Longhi SpA....................................   275,556   4,967,350
  *   DeA Capital SpA..................................   241,155     477,875
  *   Delclima.........................................   238,104     526,108
      DiaSorin SpA.....................................   101,747   4,062,144
  *   Ei Towers SpA....................................    66,402   3,295,027
      El.En. SpA.......................................     9,572     333,510
      Elica SpA........................................     4,665       9,481
      Engineering SpA..................................    22,417   1,094,017
      ERG SpA..........................................   263,391   3,136,168
      Esprinet SpA.....................................   150,424   1,028,618
  *   Eurotech SpA.....................................   122,818     285,365
      Falck Renewables SpA.............................   518,528     571,834
  *   Finmeccanica SpA................................. 1,840,364  20,099,658
      FNM SpA..........................................   571,781     350,579
      Gas Plus SpA.....................................    14,596      58,017
  #*  Geox SpA.........................................   390,641   1,323,429
  *   Gruppo Editoriale L'Espresso SpA.................   670,242     847,546
      Gruppo MutuiOnline SpA...........................    51,809     302,153
      GTECH SpA........................................   296,888   5,835,273
      Hera SpA......................................... 2,996,036   7,342,637
  *   IMMSI SpA........................................   743,533     534,073
      Industria Macchine Automatiche SpA...............    58,626   2,584,851
  *   Intek Group SpA.................................. 1,654,192     629,174
      Interpump Group SpA..............................   337,555   4,811,248
      Iren SpA......................................... 2,384,495   2,766,044
  #   Italcementi SpA..................................   719,959   4,956,686
      Italmobiliare SpA................................    46,873   1,209,399
  #*  Juventus Football Club SpA....................... 1,920,486     503,199
      La Doria SpA.....................................    25,763     303,805
  #*  Landi Renzo SpA..................................   203,171     236,442
  #*  Maire Tecnimont SpA..............................   512,867   1,128,920
      MARR SpA.........................................   168,871   2,951,143
  *   Mediaset SpA..................................... 2,636,668  11,973,302
      Nice SpA.........................................    43,840     142,328
  #*  Piaggio & C SpA..................................   829,777   2,525,841
  #*  Prelios SpA......................................    67,017      22,551
  *   Prima Industrie SpA..............................    15,879     268,627
      Prysmian SpA..................................... 1,025,221  18,965,096

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  ITALY -- (Continued)
  #*  RCS MediaGroup SpA...............................   682,572 $    834,935
      Recordati SpA....................................   442,053    7,305,677
  *   Reno de Medici SpA...............................   330,009      112,520
      Reply SpA........................................    22,728    1,758,333
  #*  Retelit SpA......................................   530,560      333,367
  *   Richard-Ginori 1735 SpA..........................     8,489           --
      Sabaf SpA........................................    26,559      356,351
      SAES Getters SpA.................................    30,068      225,622
  #*  Safilo Group SpA.................................   149,871    2,137,077
  *   Salini Impregilo SpA.............................   874,315    3,188,617
      Salvatore Ferragamo SpA..........................   200,318    5,798,929
  *   Saras SpA........................................ 1,256,000    1,406,356
      SAVE SpA.........................................    75,847    1,139,245
      Servizi Italia SpA...............................    34,833      164,808
  #*  Snai SpA.........................................   117,457      185,363
      Societa Cattolica di Assicurazioni S.c.r.l.......   613,038    4,728,078
      Societa Iniziative Autostradali e Servizi SpA....   303,245    3,031,871
  #*  Sogefi SpA.......................................   220,168      635,539
      SOL SpA..........................................   166,511    1,317,318
  *   Sorin SpA........................................ 1,461,272    3,391,203
      Tamburi Investment Partners SpA..................    37,478      120,549
  *   Telecom Italia Media SpA.........................    20,639       23,749
  #*  Tiscali SpA...................................... 4,911,522      299,263
  #   Tod's SpA........................................    53,929    5,541,464
  #   Trevi Finanziaria Industriale SpA................   363,552    1,100,019
  #   TXT e-solutions SpA..............................    17,994      166,146
  *   Uni Land SpA.....................................    51,835           --
      Unipol Gruppo Finanziario SpA....................   970,174    4,892,814
      UnipolSai SpA....................................   258,427      716,357
      Vianini Lavori SpA...............................   175,180    1,045,796
      Vittoria Assicurazioni SpA.......................   122,467    1,280,658
  #*  World Duty Free SpA..............................   553,509    6,097,288
  #*  Yoox SpA.........................................   242,205    5,240,685
      Zignago Vetro SpA                                   147,723      903,975
                                                                  ------------
  TOTAL ITALY..........................................            312,791,950
                                                                  ------------
  NETHERLANDS -- (5.4%)
      Aalberts Industries NV...........................   507,343   14,611,820
      Accell Group.....................................   111,594    1,702,368
  *   AFC Ajax NV......................................    18,134      186,978
  *   AMG Advanced Metallurgical Group NV..............   160,659    1,199,595
      Amsterdam Commodities NV.........................    86,709    2,067,137
  #*  APERAM SA........................................   262,538    6,815,370
      Arcadis NV.......................................   306,708    9,282,609
  #   ASM International NV.............................   261,882   10,685,040
  *   Atag Group NV....................................     4,630           --
  *   Ballast Nedam NV.................................    16,152       53,231
      BE Semiconductor Industries NV...................   164,367    3,336,029
      Beter Bed Holding NV.............................    92,587    1,815,931
      BinckBank NV.....................................   319,629    2,625,453
  #   Brunel International NV..........................   106,923    1,734,822
      Corbion NV.......................................   259,967    4,306,531
      Delta Lloyd NV................................... 1,074,736   20,305,721

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  NETHERLANDS -- (Continued)
      DOCdata NV.......................................    22,463 $    511,567
      Exact Holding NV.................................    73,987    2,650,980
  #   Fugro NV.........................................   289,955    6,287,718
  #*  Galapagos NV.....................................   135,272    2,766,560
  #*  Grontmij.........................................   363,482    1,457,325
  #   Heijmans NV......................................   109,079    1,042,875
      Hunter Douglas NV................................     8,819      355,970
      KAS Bank NV......................................    71,860      828,926
      Kendrion NV......................................    57,956    1,585,029
  #   Koninklijke BAM Groep NV......................... 1,376,686    4,132,015
  #   Koninklijke Ten Cate NV..........................   152,395    3,376,438
  #*  Macintosh Retail Group NV........................    53,398      149,497
  #*  Mota-Engil Africa NV.............................    28,150      196,265
      Nederland Apparatenfabriek.......................    28,810      924,183
      Nutreco NV.......................................   360,777   18,372,813
  #*  Ordina NV........................................   414,015      665,483
  #*  PostNL NV........................................ 2,444,885    8,843,881
  #*  Royal Imtech NV..................................   220,408    1,016,458
  #*  SBM Offshore NV..................................   968,633   10,568,133
  #   Sligro Food Group NV.............................   113,196    4,318,743
  #*  SNS Reaal NV.....................................   705,718           --
  *   Telegraaf Media Groep NV.........................   175,800    1,131,844
      TKH Group NV.....................................   191,623    5,958,198
      TNT Express NV................................... 2,283,752   14,936,486
  #*  TomTom NV........................................   562,433    3,695,765
      USG People NV....................................   394,977    4,551,958
      Van Lanschot NV..................................     4,807       95,108
      Wessanen.........................................   445,498    2,844,703
                                                                  ------------
  TOTAL NETHERLANDS....................................            183,993,556
                                                                  ------------
  NORWAY -- (2.4%)
      ABG Sundal Collier Holding ASA................... 1,476,472      914,585
      AF Gruppen ASA...................................     4,579       50,046
  #   Akastor ASA......................................   223,222      548,813
      Aker ASA Class A.................................    29,672      633,758
      American Shipping ASA............................   203,551      786,018
  #*  Archer, Ltd...................................... 1,385,556      549,733
      Arendals Fossekompani A.S........................        90       21,548
  #   Atea ASA.........................................   316,134    3,511,521
      Austevoll Seafood ASA............................   374,420    2,186,630
      Bakkafrost P/F...................................   171,127    3,555,217
  #*  Bionor Pharma ASA................................   671,325      201,282
  #*  Biotec Pharmacon ASA.............................   139,685      276,613
      Bonheur ASA......................................    68,100      632,761
      BW Offshore, Ltd................................. 1,675,415    1,611,168
      Deep Sea Supply P.L.C............................   732,320      384,934
  #*  Det Norske Oljeselskap ASA.......................   380,948    1,591,748
  #*  DNO ASA.......................................... 1,170,058    2,577,958
  #*  DOF ASA..........................................   203,869      277,603
  #*  Dolphin Group A.S................................   952,621      333,211
      Ekornes ASA......................................   115,368    1,437,380
  #*  Electromagnetic GeoServices......................   836,517      436,459
      Eltek ASA........................................ 1,292,456    1,929,271

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  NORWAY -- (Continued)
      Evry ASA.........................................    267,383 $   554,318
      Farstad Shipping ASA.............................     65,666     310,532
  #   Fred Olsen Energy ASA............................     42,744     358,217
  #*  Frontline, Ltd...................................    315,420     751,204
  #   Ganger Rolf ASA..................................     58,809     531,132
  #   Golden Ocean Group, Ltd..........................  1,361,217     841,484
  *   Grieg Seafood ASA................................    171,048     618,731
  *   Havila Shipping ASA..............................     22,400      43,118
  #   Hexagon Composites ASA...........................    326,044     796,321
  #*  Hoegh LNG Holdings, Ltd..........................    189,214   1,861,029
  *   Kongsberg Automotive ASA.........................  2,063,320   1,622,166
      Kvaerner ASA.....................................    807,447     940,185
      Leroey Seafood Group ASA.........................     85,504   2,997,915
  #*  Nordic Semiconductor ASA.........................    580,280   4,007,434
  #*  Norske Skogindustrier ASA........................    733,931     671,850
  #   Northern Offshore, Ltd...........................    350,656     140,906
  #*  Norwegian Air Shuttle ASA........................    130,053   5,108,827
  *   Odfjell SE Class A...............................    138,810     388,698
      Olav Thon Eiendomsselskap ASA....................    128,520   2,595,094
  #   Opera Software ASA...............................    502,790   6,660,634
  #*  Panoro Energy ASA................................  1,223,751     213,608
  #   Petroleum Geo-Services ASA.......................    394,979   2,147,616
  #*  PhotoCure ASA....................................     52,582     257,205
      Prosafe SE.......................................    938,578   2,505,834
  *   Q-Free ASA.......................................    143,444     168,849
  #*  REC Silicon ASA..................................  9,391,241   2,005,502
  *   REC Solar ASA....................................    138,239   1,816,954
      Salmar ASA.......................................    136,875   2,113,085
  #*  Sevan Drilling A.S...............................     71,187       6,256
  #   Sevan Marine ASA.................................    129,032     325,686
      Siem Offshore, Inc...............................    606,183     169,476
  #   Solstad Offshore ASA.............................     64,644     519,438
  #*  Songa Offshore...................................  1,614,994     320,463
      SpareBank 1 SMN..................................    131,684     933,308
  #   SpareBank 1 SR Bank ASA..........................    133,273     836,891
      Stolt-Nielsen, Ltd...............................     77,887   1,229,767
  *   Storebrand ASA...................................    119,145     360,173
      Tomra Systems ASA................................    669,803   5,381,439
  *   TTS Group ASA....................................     55,462      32,713
      Veidekke ASA.....................................    364,395   3,766,442
      Wilh Wilhelmsen ASA..............................    166,182     928,285
      Wilh Wilhelmsen Holding ASA Class A..............     65,996   1,279,939
                                                                   -----------
  TOTAL NORWAY.........................................             83,566,981
                                                                   -----------
  PORTUGAL -- (1.2%)
      Altri SGPS SA....................................    597,102   2,068,276
  #*  Banco BPI SA.....................................  2,180,035   2,045,768
  #*  Banco Comercial Portugues SA..................... 89,763,314   6,321,680
  *   Banco Espirito Santo SA..........................  4,777,921          --
      Corticeira Amorim SGPS SA........................    207,426     777,454
      EDP Renovaveis SA................................    345,436   2,309,079
      Ibersol SGPS SA..................................     20,401     178,179
  #*  Impresa SGPS SA..................................    187,798     172,896

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  PORTUGAL -- (Continued)
      Mota-Engil SGPS SA...............................    363,210 $ 1,110,597
      NOS SGPS.........................................  1,060,020   6,729,097
      Novabase SGPS SA.................................     65,729     167,110
      Portucel SA......................................    932,322   3,761,176
  #   Portugal Telecom SGPS SA.........................  1,886,010   1,314,516
      REN--Redes Energeticas Nacionais SGPS SA.........  1,091,092   3,094,157
      Semapa-Sociedade de Investimento e Gestao........    329,570   3,858,194
  *   Sonae Capital SGPS SA............................     58,125      18,876
  #*  Sonae Industria SGPS SA.......................... 47,544,000     347,330
      Sonae SGPS SA....................................  4,598,268   6,020,092
      Sumol + Compal SA................................     63,728      79,233
      Teixeira Duarte SA...............................    734,737     584,588
                                                                   -----------
  TOTAL PORTUGAL.......................................             40,958,298
                                                                   -----------
  SPAIN -- (5.8%)
  #   Abengoa SA.......................................    204,834     654,283
  #   Abengoa SA Class B...............................  1,852,248   5,472,600
  *   Acciona SA.......................................    117,842   8,423,804
  #   Acerinox SA......................................    564,388   8,402,294
      Adveo Group International SA.....................     56,633     830,175
  *   Almirall SA......................................    284,451   4,962,122
  #   Atresmedia Corp de Medios de Comunicacion SA.....    312,481   4,591,398
  *   Azkoyen SA.......................................     64,022     152,582
      Bankinter SA.....................................    640,971   4,453,192
  *   Baron de Ley.....................................     13,910   1,209,641
  #   Bolsas y Mercados Espanoles SA...................    413,573  17,001,159
  #*  Caja de Ahorros del Mediterraneo.................    116,412          --
  #*  Cementos Portland Valderrivas SA.................     61,586     408,640
  #   Cie Automotive SA................................    169,677   2,442,538
      Clinica Baviera SA...............................      3,698      30,753
  #   Construcciones y Auxiliar de Ferrocarriles SA....      8,210   2,760,065
  #   Dinamia Capital Privado Sociedad de Capital
        Riesgo SA......................................     20,438     178,546
      Distribuidora Internacional de Alimentacion SA...    479,506   3,104,384
  #   Duro Felguera SA.................................    414,786   1,664,808
      Ebro Foods SA....................................    378,733   6,444,380
  #   Elecnor SA.......................................    198,254   1,832,656
      Ence Energia y Celulosa S.A......................    992,257   2,967,548
  *   Ercros SA........................................    483,625     226,425
      Faes Farma SA(B1PQHS6)...........................  1,275,395   2,597,143
  *   Faes Farma SA(BTGQBZ6)...........................     47,236      96,345
  #*  Fluidra SA.......................................    160,834     542,179
  #*  Fomento de Construcciones y Contratas SA.........    569,490   7,049,487
  *   Gamesa Corp. Tecnologica SA......................  1,234,443  12,204,610
      Grupo Catalana Occidente SA......................    204,400   5,844,347
  #*  Grupo Ezentis SA.................................    834,934     641,456
      Iberpapel Gestion SA.............................     26,401     389,034
  #   Indra Sistemas SA................................    503,884   5,147,505
  *   Inmobiliaria Colonial SA.........................  1,524,880   1,033,336
      Inmobiliaria del Sur SA..........................      2,902      22,284
  *   Jazztel P.L.C....................................  1,097,205  15,545,102
  #   Laboratorios Farmaceuticos Rovi SA...............     70,934     870,783
  *   Mediaset Espana Comunicacion SA..................    858,650  10,453,329
  #   Melia Hotels International SA....................    239,072   2,746,158

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SPAIN -- (Continued)
  #   Miquel y Costas & Miquel SA......................    37,628 $  1,303,753
  #*  NH Hotel Group SA................................   688,168    3,397,551
  #   Obrascon Huarte Lain SA..........................   193,959    4,481,793
      Papeles y Cartones de Europa SA..................   241,915    1,162,827
  *   Pescanova SA.....................................    68,547           --
      Prim SA..........................................    39,424      281,821
  #*  Promotora de Informaciones SA Class A............ 5,189,633    1,376,207
      Prosegur Cia de Seguridad SA..................... 1,265,214    7,036,917
  #*  Quabit Inmobiliaria SA........................... 1,474,470      106,349
  *   Realia Business SA...............................   503,895      346,978
  *   Sacyr SA......................................... 1,463,558    5,412,618
  *   Sociedad Nacional de Industrias Apicaciones
        Celulosa Espanola SA...........................    75,494        3,135
  #*  Solaria Energia y Medio Ambiente SA..............   207,171      174,818
      Tecnicas Reunidas SA.............................   153,251    5,959,534
  *   Telecomunicaciones y Energia.....................   146,125      245,918
      Tubacex SA.......................................   520,966    1,523,981
      Tubos Reunidos SA................................   495,225      886,900
      Vidrala SA.......................................    83,125    4,133,364
  #   Viscofan SA......................................   231,462   13,391,832
  *   Vocento SA.......................................   219,517      411,248
  *   Zeltia SA........................................   991,039    3,374,554
                                                                  ------------
  TOTAL SPAIN..........................................            198,409,189
                                                                  ------------
  SWEDEN -- (9.1%)
      AAK AB...........................................   117,235    6,367,913
  #   Acando AB........................................   418,037      676,533
      AddNode Group AB.................................    22,737      129,213
  #   AddTech AB Class B...............................   267,623    3,778,102
      AF AB Class B....................................   277,090    4,244,844
  #*  Arise AB.........................................    36,861       68,922
      Atrium Ljungberg AB Class B......................    49,355      743,747
      Avanza Bank Holding AB...........................    90,353    2,980,230
      Axfood AB........................................    94,702    5,747,535
  #   Axis Communications AB...........................   192,280    5,147,324
      B&B Tools AB Class B.............................   118,152    2,021,287
  #*  BE Group AB......................................   215,340      124,455
      Beijer Alma AB...................................    96,625    2,326,077
      Beijer Electronics AB............................    55,826      344,200
      Beijer Ref AB Class B............................    64,437    1,046,951
      Betsson AB.......................................   152,884    5,729,248
      Bilia AB Class A.................................   113,425    3,439,981
      BillerudKorsnas AB...............................   689,767   10,470,294
      BioGaia AB Class B...............................    63,808    1,386,405
      Biotage AB.......................................   189,388      325,745
  #   Bjoern Borg AB...................................    86,437      241,787
      Bulten AB........................................    53,182      488,810
      Bure Equity AB...................................   326,825    1,530,005
      Byggmax Group AB.................................   242,412    1,608,398
      Castellum AB.....................................   752,681   11,835,405
      Catena AB........................................    55,547      730,025
      Cavotec SA.......................................    16,457       55,234
      Clas Ohlson AB Class B...........................   180,273    2,787,377
  *   Cloetta AB Class B...............................   960,261    2,908,255

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWEDEN -- (Continued)
      Concentric AB....................................   202,603 $ 2,588,237
  *   Concordia Maritime AB Class B....................    78,854     120,914
      Corem Property Group AB Class B..................     2,296       8,015
  *   CyberCom Group AB................................   385,158     129,033
      Dios Fastigheter AB..............................   171,208   1,286,007
      Doro AB..........................................    94,731     494,688
      Duni AB..........................................   201,725   2,982,234
  *   East Capital Explorer AB.........................    47,726     263,959
  #   Enea AB..........................................    63,008     568,304
  #*  Eniro AB.........................................   447,545     275,639
      Fabege AB........................................   619,320   8,454,064
  #   Fagerhult AB.....................................    54,969     909,443
  *   Fastighets AB Balder.............................   279,717   4,045,163
  *   Fenix Outdoor International AG...................     8,476     418,767
      Gunnebo AB.......................................   206,334   1,004,132
      Haldex AB........................................   226,180   3,054,175
  #   Heba Fastighets AB Class B.......................    43,722     501,477
      Hexpol AB........................................   115,947  11,632,485
      HIQ International AB.............................   260,002   1,345,586
      HMS Networks AB..................................     7,040     123,582
      Holmen AB Class B................................   273,916   9,883,162
      Hufvudstaden AB Class A..........................   189,483   2,481,935
      Husqvarna AB Class B.............................   352,650   2,449,214
      ICA Gruppen AB...................................    24,928     957,769
      Industrial & Financial Systems Class B...........    84,451   2,600,236
      Indutrade AB.....................................    89,135   3,627,954
      Intrum Justitia AB...............................   377,332  10,041,411
      JM AB............................................   372,482  12,260,535
      KappAhl AB.......................................   277,470   1,397,151
  #*  Karolinska Development AB Class B................    90,079     129,250
      Klovern AB Class A...............................   193,931     202,120
  *   Klovern AB Class B............................... 1,939,305   1,933,633
      KNOW IT AB.......................................    75,523     443,918
      Kungsleden AB....................................   697,243   5,341,362
      Lagercrantz AB Class B...........................    79,921   1,397,833
  *   Lindab International AB..........................   330,563   2,737,080
      Loomis AB Class B................................   318,925   9,436,493
      Meda AB Class A..................................   419,255   5,904,816
  #*  Medivir AB Class B...............................   157,903   1,871,747
      Mekonomen AB.....................................   104,697   2,459,349
      Modern Times Group AB Class B....................   248,542   7,034,186
  #   MQ Holding AB....................................   109,481     475,003
  #   Mycronic AB......................................   390,070   1,363,228
      NCC AB Class A...................................    17,309     560,218
      NCC AB Class B...................................   315,406  10,198,453
      Nederman Holding AB..............................     3,680      69,842
      Net Entertainment NE AB..........................   151,050   4,786,013
  *   Net Insight AB Class B........................... 1,417,192     628,511
  #   New Wave Group AB Class B........................   205,564   1,087,732
      Nibe Industrier AB Class B.......................   362,119   9,198,628
      Nobia AB.........................................   666,139   5,774,924
      Nolato AB Class B................................   105,172   2,523,692
      Nordnet AB Class B...............................   401,993   1,347,286

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   SWEDEN -- (Continued)
       OEM International AB Class B.....................  45,688 $    592,807
   #   Oriflame Cosmetics SA............................ 125,992    1,686,474
   *   PA Resources AB..................................      --           --
       Peab AB.......................................... 752,981    5,415,573
   #*  Pricer AB Class B................................ 452,718      414,861
       Proact IT Group AB...............................  41,297      418,301
   #   Proffice AB Class B.............................. 271,921      656,902
   #*  Qliro Group AB................................... 342,688      661,132
   #   Ratos AB Class B................................. 880,217    5,499,476
   *   Rezidor Hotel Group AB........................... 418,144    1,569,648
       Saab AB Class B.................................. 256,897    6,253,504
       Sagax AB Class B.................................  48,648      322,687
   #*  SAS AB........................................... 643,871    1,288,051
   *   Seamless Distribution AB.........................  16,641       16,470
       Sectra AB Class B................................  38,137      574,346
       Semcon AB........................................  85,074      534,454
       SkiStar AB....................................... 111,763    1,142,144
   #*  SSAB AB Class A(B17H0S8)......................... 834,811    4,054,168
   *   SSAB AB Class A(BPRBWK4)......................... 195,426      950,385
   *   SSAB AB Class B(B17H3F6)......................... 352,706    1,517,911
   *   SSAB AB Class B(BPRBWM6)......................... 532,819    2,304,603
   #   Sweco AB Class B................................. 190,322    2,540,175
   *   Swedish Orphan Biovitrum AB...................... 489,314    5,128,911
   #   Swedol AB Class B................................  37,176       68,583
       Systemair AB.....................................  37,235      454,794
   #   TradeDoubler AB.................................. 202,211      232,313
   *   Transcom Worldwide AB............................  32,369      221,028
   #   Transmode AB.....................................  76,041      657,248
       Trelleborg AB Class B............................  39,764      719,133
       Tribona AB....................................... 162,365      744,181
       Unibet Group P.L.C............................... 135,490    8,068,872
       VBG Group AB Class B.............................     137        2,120
       Vitrolife AB.....................................  69,187    1,473,361
   #   Wallenstam AB Class B............................ 399,066    6,606,708
       Wihlborgs Fastigheter AB......................... 289,738    5,670,792
                                                                 ------------
   TOTAL SWEDEN.........................................          310,557,006
                                                                 ------------
   SWITZERLAND -- (11.9%)
       AFG Arbonia-Forster Holding AG...................  79,104    1,419,057
       Allreal Holding AG...............................  54,403    8,553,513
       Alpiq Holding AG.................................   4,430      313,034
       ALSO Holding AG..................................  16,195      882,749
       ams AG........................................... 347,533   13,602,907
       APG SGA SA.......................................   7,838    2,534,640
       Ascom Holding AG................................. 198,124    3,051,488
       Autoneum Holding AG..............................  16,853    2,820,762
   #   Bachem Holding AG Class B........................  24,136    1,126,616
       Bank Coop AG.....................................  31,671    1,401,007
       Banque Cantonale de Geneve.......................   4,098      971,003
       Banque Cantonale du Jura.........................   4,442      306,040
       Banque Cantonale Vaudoise........................   5,750    3,354,904
       Basler Kantonalbank..............................   5,246      362,786
       Belimo Holding AG................................   2,024    4,682,071

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SWITZERLAND -- (Continued)
       Bell AG..........................................     368 $   888,279
   #   Bellevue Group AG................................  31,835     521,800
   #   Berner Kantonalbank AG...........................  23,232   4,570,605
       BKW AG...........................................  46,970   1,403,403
       Bobst Group SA...................................  46,232   1,410,270
       Bossard Holding AG Class A.......................  31,498   3,261,489
       Bucher Industries AG.............................  33,342   8,179,878
       Burckhardt Compression Holding AG................  12,035   3,722,765
       Burkhalter Holding AG............................  20,182   2,139,399
       Calida Holding AG................................  22,223     836,762
       Carlo Gavazzi Holding AG.........................   1,463     316,817
       Cham Paper Holding AG............................   1,958     495,816
   *   Charles Voegele Holding AG.......................  43,316     620,495
       Cicor Technologies...............................   5,936     209,326
       Cie Financiere Tradition SA......................   9,139     411,990
       Clariant AG......................................  58,314     936,888
       Coltene Holding AG...............................  17,394   1,176,070
       Conzzeta AG......................................   1,513   4,907,235
       Cosmo Pharmaceuticals SpA........................   1,287     192,989
       Daetwyler Holding AG.............................  31,243   3,727,167
       DKSH Holding AG..................................  64,485   4,895,267
   *   Dufry AG......................................... 105,189  15,452,502
       Edmond de Rothschild Suisse SA...................     157   2,392,837
       EFG International AG............................. 254,658   2,748,052
   *   Elma Electronic AG...............................     262     109,821
       Emmi AG..........................................  13,244   4,325,044
   #   Energiedienst Holding AG.........................  71,249   2,168,768
       Feintool International Holding AG................   4,847     461,166
       Flughafen Zuerich AG.............................  20,516  13,967,542
       Forbo Holding AG.................................   6,983   6,751,957
       Galenica AG......................................  11,348   9,118,921
       GAM Holding AG................................... 882,625  15,597,881
       Gategroup Holding AG............................. 121,765   3,379,578
       Georg Fischer AG.................................  20,914  12,541,512
       Gurit Holding AG.................................   1,837     657,453
       Helvetia Holding AG..............................  35,456  18,085,792
       HOCHDORF Holding AG..............................     214      28,158
       Huber & Suhner AG................................  63,803   2,840,304
       Implenia AG......................................  65,242   3,568,487
   #   Inficon Holding AG...............................   8,718   2,923,801
       Interroll Holding AG.............................   2,983   1,521,623
       Intershop Holdings AG............................   6,134   2,470,760
       Jungfraubahn Holding AG..........................   3,095     267,604
       Kaba Holding AG Class B..........................  15,845   7,963,766
       Kardex AG........................................  34,022   1,627,354
       Komax Holding AG.................................  17,164   2,583,937
       Kudelski SA...................................... 201,663   2,309,982
       Kuoni Reisen Holding AG..........................  15,564   5,224,781
       LEM Holding SA...................................   3,667   2,817,299
       Liechtensteinische Landesbank AG.................  21,376     905,631
   *   LifeWatch AG.....................................   3,723      53,048
       Logitech International SA........................ 792,555  11,653,910
       Lonza Group AG................................... 176,015  20,846,550

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWITZERLAND -- (Continued)
      Luzerner Kantonalbank AG.........................    17,399 $ 6,652,553
      MCH Group AG.....................................     1,404      91,745
      Metall Zug AG....................................       767   1,872,884
  #*  Meyer Burger Technology AG.......................   408,473   2,533,943
      Micronas Semiconductor Holding AG................   155,041     926,380
  *   Mobilezone Holding AG............................   142,129   1,701,717
      Mobimo Holding AG................................    27,873   6,437,668
      OC Oerlikon Corp. AG.............................   858,856   9,769,166
  *   Orascom Development Holding AG...................    62,283   1,071,194
  #*  Orell Fuessli Holding AG.........................     5,198     478,465
      Orior AG.........................................    27,860   1,623,320
      Panalpina Welttransport Holding AG...............    48,271   5,910,691
  *   Parco Industriale e Immobiliare SA...............       600          --
      Phoenix Mecano AG................................     3,100   1,391,676
      PSP Swiss Property AG............................   148,327  15,310,653
      Rieter Holding AG................................    17,965   2,605,650
      Romande Energie Holding SA.......................     2,714   2,864,790
      Schaffner Holding AG.............................     2,861     802,327
  *   Schmolz + Bickenbach AG.......................... 2,540,584   2,263,867
      Schweiter Technologies AG........................     4,466   3,425,358
      Siegfried Holding AG.............................    18,452   3,074,268
      St Galler Kantonalbank AG........................    10,381   3,942,221
      Straumann Holding AG.............................    51,891  11,721,154
      Sulzer AG........................................    68,358   7,237,760
      Swiss Life Holding AG............................       935     208,649
      Swissquote Group Holding SA......................    47,450   1,235,046
      Tamedia AG.......................................    14,891   2,040,945
      Tecan Group AG...................................    23,852   2,406,981
      Temenos Group AG.................................   308,650   9,394,361
  #*  Tornos Holding AG................................    38,028     173,476
  #   U-Blox AG........................................    28,779   4,114,802
  *   Valartis Group AG................................     1,365      22,555
      Valiant Holding AG...............................    68,663   5,603,195
      Valora Holding AG................................    15,404   3,726,982
      Vaudoise Assurances Holding SA Class B...........     4,663   2,194,122
      Vetropack Holding AG.............................       877   1,272,859
  *   Von Roll Holding AG..............................   258,978     366,572
      Vontobel Holding AG..............................   133,565   4,464,831
      VP Bank AG.......................................    17,556   1,416,612
      Walliser Kantonalbank............................     1,440   1,101,872
  *   Walter Meier AG..................................    23,690   1,088,187
  #   Ypsomed Holding AG...............................     5,112     464,609
      Zehnder Group AG.................................    51,922   2,263,924
  *   Zueblin Immobilien Holding AG....................   261,040     323,826
      Zug Estates Holding AG...........................       577     806,671

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SWITZERLAND -- (Continued)
      Zuger Kantonalbank AG..........................        627 $    3,038,972
                                                                 --------------
TOTAL SWITZERLAND....................................               409,012,607
                                                                 --------------
UNITED KINGDOM -- (0.4%)
      TUI AG.........................................    821,299     14,442,547
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,105,471,248
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Intercell AG Rights............................    254,689             --
                                                                 --------------
FRANCE -- (0.0%)
#*    Euro Disney SCA................................     68,806        166,853
#*    Euro Disney SCA Rights 05/06/15................     68,806             --
                                                                 --------------
TOTAL FRANCE.........................................                   166,853
                                                                 --------------
SWITZERLAND -- (0.0%)
*     Cosmo Pharmaceuticals SpA Rights...............      1,287             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   166,853
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@  DFA Short Term Investment Fund................. 27,646,339    319,868,142
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,955,374,849)^^............................            $3,425,506,243
                                                                 ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria.................... $    53,773 $   71,622,135   --    $   71,675,908
   Belgium....................          --    109,608,037   --       109,608,037
   Denmark....................          --    149,752,058   --       149,752,058
   Finland....................          --    216,017,686   --       216,017,686
   France.....................     889,293    385,815,156   --       386,704,449
   Germany....................   6,273,918    465,451,712   --       471,725,630
   Greece.....................          --            763   --               763
   Ireland....................          --     72,794,194   --        72,794,194
   Israel.....................          --     73,460,389   --        73,460,389
   Italy......................          --    312,791,950   --       312,791,950
   Netherlands................     196,265    183,797,291   --       183,993,556
   Norway.....................     920,680     82,646,301   --        83,566,981
   Portugal...................          --     40,958,298   --        40,958,298
   Spain......................          --    198,409,189   --       198,409,189
   Sweden.....................   2,154,661    308,402,345   --       310,557,006
   Switzerland................     109,821    408,902,786   --       409,012,607
   United Kingdom.............          --     14,442,547   --        14,442,547
Rights/Warrants...............
   Austria....................          --             --   --                --
   France.....................          --        166,853   --           166,853
   Switzerland................          --             --   --                --
Securities Lending Collateral.          --    319,868,142   --       319,868,142
                               ----------- --------------   --    --------------
TOTAL......................... $10,598,411 $3,414,907,832   --    $3,425,506,243
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (76.9%)
   Consumer Discretionary -- (8.8%)
       AutoCanada, Inc..................................  92,120 $ 2,347,403
   #   BMTC Group, Inc. Class A.........................  17,481     224,927
   #*  Brookfield Residential Properties, Inc...........  40,151     968,465
   #*  BRP, Inc.........................................   9,700     167,176
   #   Cineplex, Inc.................................... 290,435  10,328,762
   #   Cogeco Cable, Inc................................  89,367   5,134,013
       Cogeco, Inc......................................  29,332   1,373,459
   #   Corus Entertainment, Inc. Class B................ 416,616   7,072,013
       DHX Media, Ltd...................................  11,269      75,736
       Dorel Industries, Inc. Class B................... 147,422   4,224,156
       easyhome, Ltd....................................   3,600      51,789
   #   EnerCare, Inc.................................... 160,400   1,803,821
   #   Gamehost, Inc....................................  31,420     318,972
   #   Glacier Media, Inc............................... 137,300     159,915
       GLENTEL, Inc.....................................  76,610   1,506,034
   *   Great Canadian Gaming Corp....................... 302,800   4,706,304
   #   Hudson's Bay Co..................................  41,600     766,721
   #*  Imax Corp........................................ 259,917   8,663,034
   *   Indigo Books & Music, Inc........................   2,302      19,058
       Leon's Furniture, Ltd............................ 143,275   2,159,216
       Linamar Corp..................................... 105,039   6,016,990
       Martinrea International, Inc..................... 484,756   3,597,426
   #*  Mood Media Corp.................................. 182,874      79,154
   #   MTY Food Group, Inc..............................  50,949   1,400,125
   *   Performance Sports Group, Ltd.................... 118,366   2,205,797
       Pizza Pizza Royalty Corp.........................  36,751     422,259
       Reitmans Canada, Ltd.............................  15,456      86,482
       Reitmans Canada, Ltd. Class A.................... 252,574   1,610,018
       RONA, Inc........................................ 681,945   6,863,993
   #*  Sears Canada, Inc................................  52,017     487,135
   #   Torstar Corp. Class B............................ 285,789   1,542,860
   *   TVA Group, Inc. Class B..........................   7,000      37,735
       Uni-Select, Inc..................................  91,233   2,261,619
       Whistler Blackcomb Holdings, Inc................. 147,310   2,316,246
   #*  Yellow Pages, Ltd................................  85,755   1,185,736
                                                                 -----------
   Total Consumer Discretionary.........................          82,184,549
                                                                 -----------
   Consumer Staples -- (3.3%)
       AGT Food & Ingredient, Inc.......................  99,404   2,194,288
       Andrew Peller, Ltd. Class A......................   3,400      40,483
   #   Clearwater Seafoods, Inc.........................  59,957     657,748
       Colabor Group, Inc...............................  92,227     239,513
       Corby Spirit and Wine, Ltd.......................  73,267   1,291,557
   #   Cott Corp........................................ 515,342   3,917,686
       High Liner Foods, Inc............................  65,438   1,161,271
   #   Liquor Stores N.A., Ltd.......................... 131,030   1,579,743
       Maple Leaf Foods, Inc............................ 536,764   8,608,838
   *   Neptune Technologies & Bioressources, Inc........  22,102      39,136
       North West Co., Inc. (The)....................... 232,610   4,861,983
   #   Premium Brands Holdings Corp.....................  95,643   1,843,312
   #   Rogers Sugar, Inc................................ 450,181   1,619,050

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  Consumer Staples -- (Continued)
  *   SunOpta, Inc.....................................   288,195 $ 3,020,979
                                                                  -----------
  Total Consumer Staples...............................            31,075,587
                                                                  -----------
  Energy -- (16.2%)
  *   Advantage Oil & Gas, Ltd......................... 1,098,231   4,606,572
      Akita Drilling, Ltd. Class A.....................    42,000     342,095
  *   Anderson Energy, Inc.............................   125,071       8,858
  #   Arsenal Energy, Inc..............................    61,574     184,136
  #*  Artek Exploration, Ltd...........................   278,498     289,303
  #*  Athabasca Oil Corp...............................   605,549     886,378
  *   Bankers Petroleum, Ltd........................... 1,411,399   3,243,319
  #*  Bellatrix Exploration, Ltd.......................   978,258   1,978,534
  #*  Birchcliff Energy, Ltd...........................   542,616   2,903,745
  #*  BlackPearl Resources, Inc........................ 1,434,601   1,038,666
  #*  BNK Petroleum, Inc...............................   554,116     124,280
  #   Bonavista Energy Corp............................   793,244   3,745,545
  #   Bonterra Energy Corp.............................   146,595   4,585,780
      Calfrac Well Services, Ltd.......................   389,456   2,500,953
  #   Calvalley Petroleum, Inc. Class A................   226,068     151,222
  #*  Canacol Energy, Ltd..............................   231,742     652,896
  #   Canadian Energy Services & Technology Corp.......   950,642   4,017,429
      CanElson Drilling, Inc...........................   544,255   1,383,445
  #   Canyon Services Group, Inc.......................   320,270   1,776,897
  #   Cathedral Energy Services, Ltd...................   164,270     302,504
  #*  Cequence Energy, Ltd.............................   833,290     570,522
  #*  Chinook Energy, Inc..............................   513,499     460,682
  #*  Corridor Resources, Inc..........................   373,046     261,282
  *   Crew Energy, Inc.................................   626,771   2,579,690
  *   DeeThree Exploration, Ltd........................   451,446   1,964,662
  *   Delphi Energy Corp...............................   906,139     834,330
  #*  Denison Mines Corp............................... 2,254,371   1,933,788
  #   Enbridge Income Fund Holdings, Inc...............   246,855   7,997,970
      Enerflex, Ltd....................................   375,463   4,727,637
  #   Enerplus Corp....................................   229,000   2,222,059
      Ensign Energy Services, Inc......................   597,702   4,143,979
  #*  Epsilon Energy, Ltd..............................   260,427     815,692
  #*  Essential Energy Services Trust..................   650,141     670,248
  #*  Forsys Metals Corp...............................   109,974      14,280
  #*  Gasfrac Energy Services, Inc.....................    91,560      19,815
  *   Gran Tierra Energy, Inc.......................... 1,393,412   3,015,569
  #*  Ithaca Energy, Inc............................... 1,635,155   1,557,045
  #*  Ivanhoe Energy, Inc..............................    49,840      18,435
  *   Kelt Exploration, Ltd............................   161,850     802,436
  #*  Legacy Oil + Gas, Inc............................ 1,026,990   1,244,640
  *   Leucrotta Exploration, Inc.......................   347,561     259,843
  #   Lightstream Resources, Ltd....................... 1,071,197     640,678
  #   Long Run Exploration, Ltd........................   879,201     733,417
  #   McCoy Global, Inc................................    48,737     139,227
  *   Mega Uranium, Ltd................................    55,000       5,194
  #   Mullen Group, Ltd................................   483,025   7,750,751
  #*  Niko Resources, Ltd..............................   331,273      63,872
  #   North American Energy Partners, Inc..............   117,881     350,665
  *   NuVista Energy, Ltd..............................   712,569   4,003,890

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Energy -- (Continued)
  #   Pacific Rubiales Energy Corp.....................   188,000 $    436,452
  *   Painted Pony Petroleum, Ltd......................   357,054    1,930,401
  *   Parex Resources, Inc.............................   560,671    3,035,663
  #   Parkland Fuel Corp...............................   400,877    6,905,798
      Pason Systems, Inc...............................   368,652    5,196,000
  #   Pengrowth Energy Corp............................ 1,104,375    2,954,966
  #*  Perpetual Energy, Inc............................   396,529      302,694
  #   PHX Energy Services Corp.........................   139,974      686,266
  *   Poseidon Concepts Corp...........................   165,977           50
      Precision Drilling Corp..........................   697,698    3,563,438
  #   Pulse Seismic, Inc...............................   277,580      664,077
  *   Questerre Energy Corp. Class A...................   745,460      173,063
  *   RMP Energy, Inc..................................   702,328    2,393,232
  #*  Rock Energy, Inc.................................   192,653      356,288
  #   Savanna Energy Services Corp.....................   488,979      865,824
      Secure Energy Services, Inc......................   558,354    6,481,248
  *   Serinus Energy, Inc..............................    13,570       10,679
      ShawCor, Ltd.....................................   161,296    4,430,023
  #*  Sprott Resource Corp.............................   471,290      641,640
  #   Spyglass Resources Corp..........................   669,452      147,515
      Strad Energy Services, Ltd.......................    22,941       58,855
  #   Surge Energy, Inc................................ 1,179,583    2,385,715
  #*  TAG Oil, Ltd.....................................   181,541      205,728
  #*  Tethys Petroleum, Ltd............................   412,989       58,502
  #   TORC Oil & Gas, Ltd..............................   403,748    2,621,328
      Total Energy Services, Inc.......................   153,478    1,576,208
  *   Touchstone Exploration, Inc......................   199,351       53,340
  #   TransGlobe Energy Corp...........................   357,661    1,041,430
      Trican Well Service, Ltd.........................   817,696    3,153,152
  #   Trilogy Energy Corp..............................    72,800      372,393
      Trinidad Drilling, Ltd...........................   750,912    2,523,329
  #   Twin Butte Energy, Ltd........................... 1,341,208      759,951
  #*  Uex Corp.........................................   608,088      126,815
      Veresen, Inc.....................................    17,957      228,508
      Western Energy Services Corp.....................   335,813    1,387,439
  #   Whitecap Resources, Inc..........................   848,168    8,283,438
  *   Xtreme Drilling and Coil Services Corp...........   232,619      302,055
  *   Yangarra Resources, Ltd..........................     8,000        6,296
  #   Zargon Oil & Gas, Ltd............................   152,974      474,319
      ZCL Composites, Inc..............................    99,400      459,961
                                                                  ------------
  Total Energy.........................................            151,778,934
                                                                  ------------
  Financials -- (5.4%)
      AGF Management, Ltd. Class B.....................   434,285    2,460,732
  #   Alaris Royalty Corp..............................    52,216    1,368,374
  #   Altus Group, Ltd.................................   161,568    2,389,126
      Brookfield Real Estate Services, Inc.............     8,075       86,425
      Canaccord Genuity Group, Inc.....................   562,168    2,822,564
  #   Canadian Western Bank............................   404,632    8,206,002
      Clairvest Group, Inc.............................     1,900       40,596
  *   Counsel Corp.....................................    87,227      123,561
      E-L Financial Corp., Ltd.........................     1,500      799,154
      EGI Financial Holdings, Inc......................    14,650      148,725

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   Financials -- (Continued)
   #   Equitable Group, Inc.............................  52,295 $ 2,279,958
   *   Equity Financial Holdings, Inc...................     800       6,031
       Fiera Capital Corp...............................  72,002     702,624
       Firm Capital Mortgage Investment Corp............   2,494      23,670
   #   First National Financial Corp....................   3,873      67,664
       FirstService Corp................................ 155,048   8,156,889
       Genesis Land Development Corp....................  76,842     182,626
       Genworth MI Canada, Inc..........................  55,354   1,377,425
       Gluskin Sheff + Associates, Inc.................. 156,321   3,257,559
       GMP Capital, Inc................................. 298,487   1,233,223
       Guardian Capital Group, Ltd. Class A.............  11,327     144,407
   *   Heritage Global, Inc.............................   4,253       1,489
       Home Capital Group, Inc..........................  93,100   3,077,201
       Killam Properties, Inc........................... 326,469   2,854,388
   *   Kingsway Financial Services, Inc.................  22,281     128,879
       Laurentian Bank of Canada........................ 163,720   6,031,111
   #*  Mainstreet Equity Corp...........................  21,992     585,842
       Melcor Developments, Ltd.........................  29,161     389,900
   #   Sprott, Inc...................................... 712,188   1,569,312
   #   TMX Group, Ltd...................................  10,776     399,171
                                                                 -----------
   Total Financials.....................................          50,914,628
                                                                 -----------
   Health Care -- (1.6%)
   #   Amica Mature Lifestyles, Inc.....................  36,241     210,481
   *   Endo International P.L.C.........................  76,775   6,183,931
   #   Extendicare, Inc................................. 500,612   2,686,845
   #*  Imris, Inc.......................................  26,269      26,255
   #*  Knight Therapeutics, Inc.........................  53,575     341,932
   #   Leisureworld Senior Care Corp.................... 178,254   2,015,826
   #   Medical Facilities Corp.......................... 152,869   2,356,735
   *   QLT, Inc......................................... 226,610     982,625
   #*  Theratechnologies, Inc...........................  10,101       4,372
   *   Transition Therapeutics, Inc.....................  32,741     229,576
   *   TSO3, Inc........................................  55,206      56,479
   *   Zenith Epigenetics Corp.......................... 111,820       7,128
                                                                 -----------
   Total Health Care....................................          15,102,185
                                                                 -----------
   Industrials -- (12.2%)
       Aecon Group, Inc................................. 344,068   2,653,550
   #   AG Growth International, Inc.....................  86,732   3,692,611
   *   Air Canada....................................... 313,328   2,897,304
   #   Algoma Central Corp..............................  26,690     342,788
   *   ATS Automation Tooling Systems, Inc.............. 500,030   5,705,859
   #   Badger Daylighting, Ltd.......................... 212,981   3,787,968
   #*  Ballard Power Systems, Inc....................... 530,151     830,251
   #   Bird Construction, Inc........................... 188,508   1,648,165
   #   Black Diamond Group, Ltd......................... 221,641   1,763,430
       CanWel Building Materials Group, Ltd.............  80,779     361,080
       Cervus Equipment Corp............................  23,822     358,633
   #   DirectCash Payments, Inc.........................  67,233     959,262
   #   Exchange Income Corp.............................  79,168   1,378,758
       Exco Technologies, Ltd........................... 111,115   1,171,749

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
   Industrials -- (Continued)
   *   Heroux-Devtek, Inc............................... 128,954 $  1,146,754
   #   HNZ Group, Inc...................................  23,888      409,256
   #   Horizon North Logistics, Inc..................... 478,383      813,180
   #   K-Bro Linen, Inc.................................  24,582      931,473
       MacDonald Dettwiler & Associates, Ltd............  90,770    6,667,563
       Magellan Aerospace Corp..........................  61,676      647,969
       Morneau Shepell, Inc............................. 236,027    3,179,966
   #   New Flyer Industries, Inc........................ 221,705    2,393,793
   #   Newalta Corp..................................... 268,171    2,796,306
   *   Ovivo, Inc. Class A..............................  93,231      152,609
       Richelieu Hardware, Ltd..........................  72,185    3,365,263
       Ritchie Bros Auctioneers, Inc.................... 207,342    5,197,012
   #   Rocky Mountain Dealerships, Inc..................  75,010      489,953
   #   Russel Metals, Inc............................... 332,255    6,123,721
       Stantec, Inc..................................... 456,570   11,228,309
       Stuart Olson, Inc................................  91,759      465,041
   #   Student Transportation, Inc...................... 429,699    2,387,404
       Toromont Industries, Ltd......................... 370,023    8,042,839
       Transcontinental, Inc. Class A................... 366,876    4,368,328
       TransForce, Inc.................................. 442,709   10,047,791
       Vicwest, Inc.....................................  46,519      457,978
   #   Wajax Corp....................................... 100,438    1,916,756
   #   WesternOne, Inc.................................. 110,100      227,877
       Westjet Airlines, Ltd............................   7,600      182,539
   #   Westshore Terminals Investment Corp.............. 292,608    7,368,738
   #   WSP Global, Inc.................................. 234,492    6,342,559
                                                                 ------------
   Total Industrials....................................          114,902,385
                                                                 ------------
   Information Technology -- (5.7%)
   *   5N Plus, Inc..................................... 276,808      496,673
       Absolute Software Corp........................... 219,888    1,522,794
   *   AgJunction, Inc..................................  20,300        8,787
   #*  Avigilon Corp.................................... 127,593    1,942,964
       Calian Technologies, Ltd.........................  21,337      306,613
   *   Celestica, Inc................................... 949,607   10,641,696
       COM DEV International, Ltd....................... 416,251    1,264,444
       Computer Modelling Group, Ltd.................... 326,457    2,820,884
   *   Descartes Systems Group, Inc. (The).............. 262,529    4,010,142
       DH Corp.......................................... 438,495   12,246,941
   #*  DragonWave, Inc.................................. 162,023      130,057
       Enghouse Systems, Ltd............................  92,266    2,939,994
   #   Evertz Technologies, Ltd......................... 138,381    1,987,450
   #*  EXFO, Inc........................................ 106,980      367,910
   #   Mediagrif Interactive Technologies, Inc..........   7,676      107,163
   *   Mitel Networks Corp.............................. 181,994    1,618,423
   #*  Points International, Ltd........................  37,659      408,983
   #*  Redknee Solutions, Inc...........................  76,611      174,842
   *   Sandvine Corp.................................... 942,576    2,403,357
   #*  Sierra Wireless, Inc............................. 164,792    5,960,369
   *   Smart Technologies, Inc. Class A.................   7,408       10,494
   *   Solium Capital, Inc..............................  76,360      403,824
       Vecima Networks, Inc.............................   6,059       51,688

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Information Technology -- (Continued)
  #   Wi-Lan, Inc......................................   765,533 $ 2,054,354
                                                                  -----------
  Total Information Technology.........................            53,880,846
                                                                  -----------
  Materials -- (18.5%)
      Acadian Timber Corp..............................    16,182     201,590
  *   Ainsworth Lumber Co, Ltd.........................   532,862   1,526,417
      AirBoss of America Corp..........................    16,517     181,587
      Alacer Gold Corp................................. 1,279,727   3,001,170
  #   Alamos Gold, Inc.................................   643,567   3,433,843
  #*  Alexco Resource Corp.............................   278,307     146,742
  #*  Almaden Minerals, Ltd............................    98,343     116,863
  #*  Altius Minerals Corp.............................   112,600   1,229,943
  *   Amerigo Resources, Ltd...........................   553,854     104,608
  #*  Argonaut Gold, Inc...............................   552,671   1,078,637
  #*  Asanko Gold, Inc.................................   271,644     427,550
      AuRico Gold, Inc................................. 1,372,345   5,410,757
  #*  Avalon Rare Metals, Inc..........................   352,025      56,792
  *   B2Gold Corp...................................... 3,274,212   6,441,749
  #*  Banro Corp.......................................    14,500       2,054
      Canam Group, Inc. Class A........................   218,124   1,913,971
  #   Canexus Corp.....................................   598,386   1,116,058
  *   Canfor Corp......................................   118,977   2,972,786
      Canfor Pulp Products, Inc........................   212,815   2,637,787
  #*  Capstone Mining Corp............................. 1,869,578   1,706,705
      Cascades, Inc....................................   489,976   3,026,923
      CCL Industries, Inc. Class B.....................    63,179   6,530,701
      Centerra Gold, Inc...............................   827,144   4,960,130
  #*  Chaparral Gold Corp..............................    77,900      36,783
  #*  China Gold International Resources Corp., Ltd....   819,260   1,399,067
  *   Claude Resources, Inc............................   861,200     271,095
  #*  Copper Mountain Mining Corp......................   665,831     518,748
  *   Dominion Diamond Corp............................   428,513   7,118,840
  #*  Dundee Precious Metals, Inc......................   580,917   1,636,643
  #*  Eastern Platinum, Ltd............................   321,096     384,092
  *   EcoSynthetix, Inc................................     1,500       1,476
  #*  Endeavour Mining Corp............................ 2,334,876   1,102,483
  #*  Endeavour Silver Corp............................   547,276   1,503,103
  #*  Energy Fuels, Inc................................    77,270     350,867
  *   Entree Gold, Inc.................................   149,598      25,900
  *   Exeter Resource Corp.............................    70,137      39,189
  #*  First Majestic Silver Corp.......................   601,528   3,716,059
  #*  Fortress Paper, Ltd. Class A.....................    69,284     109,049
  *   Fortuna Silver Mines, Inc........................   800,706   3,881,600
  #*  Golden Star Resources, Ltd....................... 1,155,362     363,693
  #*  Great Panther Silver, Ltd........................   725,301     513,710
  #*  Guyana Goldfields, Inc...........................   441,183   1,027,703
  *   Hanfeng Evergreen, Inc...........................    45,837       4,668
      HudBay Minerals, Inc............................. 1,241,126   9,034,717
  *   IAMGOLD Corp..................................... 2,066,003   5,527,985
  #*  Imperial Metals Corp.............................   221,918   1,563,049
  *   Interfor Corp....................................   373,031   6,517,107
  *   International Tower Hill Mines, Ltd..............   220,027     103,892
      Intertape Polymer Group, Inc.....................   332,527   4,906,651

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
   #*  Katanga Mining, Ltd.............................. 1,025,162 $  250,098
   #*  Kirkland Lake Gold, Inc..........................   380,768  1,351,431
   #*  Lake Shore Gold Corp............................. 2,196,747  1,970,797
   #   Lucara Diamond Corp.............................. 1,022,165  1,689,263
   #   Major Drilling Group International, Inc..........   463,259  2,479,075
       Mandalay Resources Corp..........................   630,762    461,642
   *   Migao Corp.......................................    93,168     71,854
   *   Minco Base Metals Corp...........................     2,780         --
   *   Nautilus Minerals, Inc...........................    89,354     31,643
   #*  Nevada Copper Corp...............................   160,491    170,507
   #   Nevsun Resources, Ltd............................ 1,043,066  3,603,573
   *   New Gold, Inc....................................   955,907  4,190,133
   #   Norbord, Inc.....................................   185,489  4,128,141
   #*  North American Palladium, Ltd....................   565,789     95,730
   #*  Northern Dynasty Minerals, Ltd...................   148,624     66,668
   #*  Novagold Resources, Inc..........................   569,999  2,166,597
   *   OceanaGold Corp.................................. 1,664,714  3,668,214
   #   Osisko Gold Royalties, Ltd.......................   155,142  2,086,541
       Pan American Silver Corp.........................   776,999  9,098,721
   *   Phoscan Chemical Corp............................   432,579     96,170
   #*  Pilot Gold, Inc..................................    65,895     58,080
   #*  Platinum Group Metals, Ltd.......................   241,887    114,214
   #*  Polymet Mining Corp..............................   635,065    664,702
   #*  Primero Mining Corp..............................   844,647  3,390,019
   #*  RB Energy, Inc...................................   396,013     23,374
   #*  Richmont Mines, Inc..............................   155,808    550,545
   #*  Rubicon Minerals Corp............................   508,405    592,146
   #*  Sabina Gold & Silver Corp........................   383,055    125,103
   #*  San Gold Corp.................................... 1,277,995     40,230
   #*  Sandstorm Gold, Ltd..............................   585,949  2,360,950
   *   Scorpio Mining Corp..............................   978,870    154,068
   #*  Seabridge Gold, Inc..............................   115,135  1,063,732
   *   SEMAFO, Inc...................................... 1,350,146  4,728,220
       Sherritt International Corp...................... 1,706,561  2,874,038
   *   Shore Gold, Inc..................................    83,935     15,523
   #*  Silver Standard Resources, Inc...................   423,541  2,609,842
   *   St Andrew Goldfields, Ltd........................   774,028    191,878
       Stella-Jones, Inc................................   183,500  5,239,144
   #*  Stornoway Diamond Corp...........................   297,297    126,340
   *   Sulliden Mining Capital, Inc.....................    19,853      5,078
   #*  Tanzanian Royalty Exploration Corp...............   298,950    178,801
   *   Taseko Mines, Ltd................................   993,766    711,676
   #*  Tembec, Inc......................................   389,365    864,098
   #*  Teranga Gold Corp................................ 1,297,615    643,344
   #*  Thompson Creek Metals Co., Inc...................   972,770  1,209,551
   *   Timminco, Ltd....................................    69,822        130
   *   Timmins Gold Corp................................   902,974    987,750
   *   Wesdome Gold Mines, Ltd..........................   325,464    332,969
   #   Western Forest Products, Inc..................... 1,681,227  3,413,525

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Materials -- (Continued)
   Winpak, Ltd.                                            100,774 $  2,997,763
                                                                   ------------
Total Materials........................................             173,827,163
                                                                   ------------
Telecommunication Services -- (0.4%)
#     Axia NetMedia Corp...............................    191,967      480,409
#     Manitoba Telecom Services, Inc...................    166,884    3,368,674
                                                                   ------------
Total Telecommunication Services.......................               3,849,083
                                                                   ------------
Utilities -- (4.8%)
#     Algonquin Power & Utilities Corp.................    930,215    7,408,339
#*    Alterra Power Corp...............................  1,104,421      273,780
      Boralex, Inc. Class A............................    113,668    1,217,456
      Capital Power Corp...............................    459,109    9,137,378
#     Capstone Infrastructure Corp.....................    521,400    1,382,795
#     Innergex Renewable Energy, Inc...................    514,227    4,823,787
#     Just Energy Group, Inc...........................    697,967    3,542,840
#*    Maxim Power Corp.................................     92,234      190,173
#     Northland Power, Inc.............................    517,996    6,970,750
#     Superior Plus Corp...............................    668,843    6,421,567
#     TransAlta Renewables, Inc........................     34,200      342,888
#     Valener, Inc.....................................    214,344    2,855,783
                                                                   ------------
Total Utilities........................................              44,567,536
                                                                   ------------
TOTAL COMMON STOCKS....................................             722,082,896
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
*     HudBay Minerals, Inc. Warrants 07/20/18..........          1           --
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (23.1%)
(S)@  DFA Short Term Investment Fund................... 18,739,416  216,815,042
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,206,178,878)^^..............................            $938,897,938
                                                                   ============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 73,521,515 $  8,663,034   --    $ 82,184,549
    Consumer Staples...........   31,075,587           --   --      31,075,587
    Energy.....................  151,759,069       19,865   --     151,778,934
    Financials.................   50,914,628           --   --      50,914,628
    Health Care................   15,095,057        7,128   --      15,102,185
    Industrials................  114,902,385           --   --     114,902,385
    Information Technology.....   53,880,846           --   --      53,880,846
    Materials..................  173,758,761       68,402   --     173,827,163
    Telecommunication
      Services.................    3,849,083           --   --       3,849,083
    Utilities..................   44,567,536           --   --      44,567,536
 Rights/Warrants...............           --           --   --              --
 Securities Lending Collateral.           --  216,815,042   --     216,815,042
                                ------------ ------------   --    ------------
 TOTAL......................... $713,324,467 $225,573,471   --    $938,897,938
                                ============ ============   ==    ============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (91.6%)
  BRAZIL -- (5.6%)
      AES Tiete SA.....................................    76,084 $   387,250
      ALL--America Latina Logistica SA.................   508,831     733,611
      AMBEV SA.........................................   855,320   5,627,688
  #   AMBEV SA ADR..................................... 4,741,571  31,199,537
      Banco Bradesco SA................................   730,582   9,144,655
      Banco do Brasil SA...............................   851,292   6,561,361
      BB Seguridade Participacoes SA...................   640,554   6,997,133
      BM&FBovespa SA................................... 2,571,308   8,703,912
      BR Malls Participacoes SA........................   647,523   3,686,417
  #   Braskem SA Sponsored ADR.........................   165,709   1,560,979
      BRF SA...........................................    97,000   2,316,511
      BRF SA ADR.......................................   539,479  12,796,442
      CCR SA........................................... 1,120,568   6,390,769
      Centrais Eletricas Brasileiras SA................   322,700     619,248
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     199,923
      Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     188,376
      CETIP SA--Mercados Organizados...................   378,600   4,866,493
      Cia Brasileira de Distribuicao ADR...............    85,830   2,816,082
      Cia de Saneamento Basico do Estado de Sao Paulo.. 324,000 1,614,741 Cia de Saneamento Basico do Estado de Sao Paulo
        ADR............................................   178,668     868,326
      Cia Energetica de Minas Gerais...................    87,787     412,333
      Cia Paranaense de Energia........................    30,400     245,571
  #   Cia Paranaense de Energia Sponsored ADR..........    57,783     670,283
      Cia Siderurgica Nacional SA......................   633,652     982,388
  #   Cia Siderurgica Nacional SA Sponsored ADR........   911,142   1,366,713
      Cielo SA.........................................   860,850  12,824,084
  *   Cosan Logistica SA...............................   177,069     145,058
      Cosan SA Industria e Comercio....................   177,069   1,625,345
      CPFL Energia SA..................................   241,793   1,524,698
  #   CPFL Energia SA ADR..............................    63,516     794,585
      Duratex SA.......................................   569,365   1,574,230
      EcoRodovias Infraestrutura e Logistica SA........   249,477     962,267
      Embraer SA.......................................    75,370     669,286
      Embraer SA ADR...................................   187,162   6,599,332
      Estacio Participacoes SA.........................   332,318   2,069,360
  #*  Fibria Celulose SA Sponsored ADR.................   514,098   6,236,009
      Gerdau SA........................................   148,832     412,323
      Gerdau SA Sponsored ADR..........................   411,092   1,418,267
      Guararapes Confeccoes SA.........................     8,056     235,528
  *   Hypermarcas SA...................................   466,924   3,175,476
      Itau Unibanco Holding SA.........................   298,089   3,338,111
      JBS SA........................................... 1,555,174   6,637,730
      Klabin SA........................................   996,400   5,100,985
      Kroton Educacional SA............................ 1,456,499   6,705,805
      Localiza Rent a Car SA...........................   244,824   3,189,022
      Lojas Americanas SA..............................   206,237     898,884
      Lojas Renner SA..................................   162,587   4,281,410
      M Dias Branco SA.................................    47,100   1,450,167
      Multiplan Empreendimentos Imobiliarios SA........   112,800   2,017,851
      Natura Cosmeticos SA.............................   230,150   2,687,981
  *   Oi SA............................................   109,065     219,307

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 BRAZIL -- (Continued)
 *   Oi SA ADR(670851302).............................         732 $      1,500
 #*  Oi SA ADR(670851401).............................      10,789       21,254
     Petroleo Brasileiro SA...........................     598,900    1,794,901
 #   Petroleo Brasileiro SA ADR.......................   1,308,418    7,863,592
     Porto Seguro SA..................................     235,799    2,377,442
 *   Qualicorp SA.....................................     387,373    3,839,972
     Raia Drogasil SA.................................     235,900    2,259,217
     Souza Cruz SA....................................     504,313    4,226,849
     Tim Participacoes SA.............................     533,613    2,346,202
     Tim Participacoes SA ADR.........................      63,679    1,405,395
     Totvs SA.........................................     128,775    1,612,720
     Tractebel Energia SA.............................     241,501    2,808,181
     Transmissora Alianca de Energia Eletrica SA......     186,134    1,365,163
     Ultrapar Participacoes SA........................     334,284    6,591,787
     Ultrapar Participacoes SA Sponsored ADR..........     254,308    4,979,351
 *   Usinas Siderurgicas de Minas Gerais SA...........      39,100      247,901
     Vale SA..........................................     252,500    1,762,849
 #   Vale SA Sponsored ADR............................   1,238,400    8,705,952
     WEG SA...........................................     289,825    3,458,334
                                                                   ------------
 TOTAL BRAZIL.........................................              245,418,405
                                                                   ------------
 CHILE -- (1.4%)
     AES Gener SA.....................................   2,387,506    1,244,506
     Aguas Andinas SA Class A.........................   3,963,726    2,283,482
     Banco de Chile...................................   1,447,035      160,894
 #   Banco de Chile ADR...............................      43,885    2,884,995
     Banco de Credito e Inversiones...................      37,214    1,568,235
     Banco Santander Chile ADR........................     190,579    3,628,624
     CAP SA...........................................     131,403      323,055
     Cencosud SA......................................   1,146,293    2,811,766
     Cencosud SA ADR..................................       8,408       63,312
     Cia Cervecerias Unidas SA........................      45,949      421,832
 #   Cia Cervecerias Unidas SA ADR....................      54,549    1,000,429
     Colbun SA........................................   7,463,424    2,045,978
     Corpbanca SA..................................... 198,283,544    2,190,616
 #   Corpbanca SA ADR.................................      29,066      483,077
     E.CL SA..........................................      70,315      109,444
 #   Embotelladora Andina SA Class A ADR..............      22,244      314,753
     Embotelladora Andina SA Class B ADR..............      19,587      327,887
 #   Empresa Nacional de Electricidad SA Sponsored
       ADR............................................     121,364    5,182,243
     Empresas CMPC SA.................................   2,177,121    5,462,509
     Empresas COPEC SA................................     371,673    4,227,361
     Enersis SA Sponsored ADR.........................     508,369    7,752,627
     ENTEL Chile SA...................................     264,815    2,499,403
     Inversiones Aguas Metropolitanas SA..............     466,482      721,822
 #*  Latam Airlines Group SA Sponsored ADR............     429,797    4,456,995
     Molibdenos y Metales SA..........................      15,408      119,540
     Parque Arauco SA.................................     207,902      369,130
     SACI Falabella...................................     883,058    5,804,981
     Sigdo Koppers SA.................................     361,767      489,949
     Sociedad Quimica y Minera de Chile SA Sponsored
       ADR............................................      91,271    2,177,726

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
CHILE -- (Continued)
    Sonda SA.............................................    588,898 $ 1,429,422
                                                                     -----------
TOTAL CHILE..............................................             62,556,593
                                                                     -----------
CHINA -- (15.0%)
    AAC Technologies Holdings, Inc.......................      4,500      28,758
    Agricultural Bank of China, Ltd. Class H............. 18,743,000   9,176,544
    Air China, Ltd. Class H..............................  1,598,000   1,526,955
#*  Aluminum Corp. of China, Ltd. ADR....................    112,680   1,253,002
#*  Aluminum Corp. of China, Ltd. Class H................  1,560,000     702,314
#   Angang Steel Co., Ltd. Class H.......................  1,422,000   1,051,927
    Anhui Conch Cement Co., Ltd. Class H.................  1,041,500   3,493,164
#   Anta Sports Products, Ltd............................    432,000     764,828
    AviChina Industry & Technology Co., Ltd.
       Class H...........................................     28,000      18,128
    Bank of China, Ltd. Class H.......................... 64,409,100  35,874,073
    Bank of Communications Co., Ltd. Class H.............  7,443,515   6,248,917
    BBMG Corp. Class H...................................  1,155,500   1,009,732
    Beijing Enterprises Holdings, Ltd....................    605,472   4,599,121
#   Beijing Enterprises Water Group, Ltd.................    928,000     605,696
    Belle International Holdings, Ltd....................  3,431,000   3,874,833
    Brilliance China Automotive Holdings, Ltd............  1,434,000   2,633,972
#   Byd Co., Ltd. Class H................................    319,386   1,157,901
    China CITIC Bank Corp., Ltd. Class H.................  6,922,928   5,128,315
#   China Coal Energy Co., Ltd. Class H..................  4,683,777   2,592,371
    China Communications Construction Co., Ltd.
       Class H...........................................  5,313,000   5,758,294
    China Communications Services Corp., Ltd. Class H....  2,892,000   1,306,022
    China Construction Bank Corp. Class H................ 61,526,590  49,329,892
#*  China COSCO Holdings Co., Ltd. Class H...............  2,263,000   1,115,679
#*  China Eastern Airlines Corp., Ltd. ADR...............      2,200      58,080
#*  China Eastern Airlines Corp., Ltd. Class H...........  1,268,000     643,075
    China Everbright International, Ltd..................  2,755,000   4,050,633
    China Gas Holdings, Ltd..............................  1,378,000   2,136,840
    China Hongqiao Group, Ltd............................    741,000     472,506
    China International Marine Containers Group Co., Ltd.

       Class H...........................................    338,700     646,920
#   China Life Insurance Co., Ltd. ADR...................    321,472  18,465,352
    China Longyuan Power Group Corp., Ltd. Class H.......  1,931,000   2,062,612
    China Mengniu Dairy Co., Ltd.........................    732,000   3,344,833
#   China Merchants Bank Co., Ltd. Class H...............  3,724,554   8,322,780
    China Merchants Holdings International Co., Ltd......  1,057,501   3,872,549
    China Minsheng Banking Corp., Ltd. Class H...........  5,307,000   6,435,150
    China Mobile, Ltd....................................    179,500   2,343,790
    China Mobile, Ltd. Sponsored ADR.....................    926,803  60,538,772
#   China Molybdenum Co., Ltd. Class H...................    691,322     436,499
    China National Building Material Co., Ltd.
       Class H...........................................  4,867,916   4,692,165
    China Oilfield Services, Ltd. Class H................  1,628,000   2,686,254
    China Overseas Land & Investment, Ltd................  3,276,000   9,509,423
    China Pacific Insurance Group Co., Ltd. Class H......  1,643,000   7,895,862
    China Petroleum & Chemical Corp. ADR.................    136,976  10,849,845
    China Petroleum & Chemical Corp. Class H.............  6,300,800   5,001,695
    China Railway Construction Corp., Ltd. Class H.......  2,788,000   3,188,432
    China Railway Group, Ltd. Class H....................  3,805,000   2,782,321
    China Resources Cement Holdings, Ltd.................  2,207,335   1,312,767
    China Resources Enterprise, Ltd......................  1,117,000   2,451,277
    China Resources Gas Group, Ltd.......................    640,000   1,554,452

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Resources Land, Ltd........................  2,192,666 $ 5,614,999
      China Resources Power Holdings Co., Ltd..........  1,250,000   3,515,940
      China Shenhua Energy Co., Ltd. Class H...........  2,682,500   7,363,552
  #*  China Shipping Container Lines Co., Ltd.
         Class H.......................................  3,946,000   1,243,431
  #   China South City Holdings, Ltd...................  1,814,000     595,697
      China Southern Airlines Co., Ltd. Class H........  1,424,000     758,256
  # China Southern Airlines Co., Ltd. Sponsored ADR.. 12,606 334,059 China State Construction International Holdings,
        Ltd............................................  1,348,000   2,069,773
  *   China Taiping Insurance Holdings Co., Ltd........    760,106   2,337,951
  #   China Telecom Corp., Ltd. ADR....................     55,758   3,265,188
      China Telecom Corp., Ltd. Class H................  4,118,000   2,435,326
      China Unicom Hong Kong, Ltd......................    166,000     248,468
  #   China Unicom Hong Kong, Ltd. ADR.................    483,030   7,221,299
      Chongqing Rural Commercial Bank Co., Ltd.
         Class H.......................................  2,630,000   1,613,226
  #   CITIC Securities Co., Ltd. Class H...............    635,000   2,031,916
      CITIC, Ltd.......................................  1,425,000   2,449,083
      CNOOC, Ltd.......................................  3,783,000   5,029,388
  #   CNOOC, Ltd. ADR..................................    127,716  17,005,385
      COSCO Pacific, Ltd...............................  2,229,502   3,243,457
      Country Garden Holdings Co., Ltd.................  7,983,686   3,181,142
      CSPC Pharmaceutical Group, Ltd...................    978,000     821,257
      CSR Corp., Ltd...................................  1,471,000   1,779,456
      Datang International Power Generation Co., Ltd.
        Class H........................................  2,250,000   1,230,166
  #   Dongfang Electric Corp., Ltd. Class H............    264,600     579,642
      Dongfeng Motor Group Co., Ltd. Class H...........  2,302,000   3,335,138
      ENN Energy Holdings, Ltd.........................    752,000   4,430,755
  #   Evergrande Real Estate Group, Ltd................ 10,898,000   4,509,462
  #   Fosun International, Ltd.........................  1,544,441   2,164,888
  #*  GCL-Poly Energy Holdings, Ltd....................  5,859,814   1,279,946
  #   Geely Automobile Holdings, Ltd...................  3,825,000   1,571,972
      Great Wall Motor Co., Ltd. Class H...............    932,500   5,322,603
      Guangdong Investment, Ltd........................  2,560,000   3,423,162
      Guangshen Railway Co., Ltd. Sponsored ADR........     28,517     730,606
      Guangzhou Automobile Group Co., Ltd. Class H.....  1,996,259   1,820,302
  #   Guangzhou Baiyunshan Pharmaceutical Holdings
        Co., Ltd. Class H..............................    112,000     396,614
      Guangzhou R&F Properties Co., Ltd................  2,102,000   2,407,494
      Haier Electronics Group Co., Ltd.................    716,000   1,927,410
  #   Hanergy Thin Film Power Group, Ltd...............  6,218,000   2,880,577
      Hengan International Group Co., Ltd..............    619,500   7,353,534
      Huadian Power International Corp., Ltd. Class H..  1,394,000   1,260,790
      Huaneng Power International, Inc. Class H........    810,000   1,127,567
  # Huaneng Power International, Inc. Sponsored ADR.. 34,452 1,920,699 Industrial & Commercial Bank of China, Ltd.
        Class H........................................ 70,069,185  50,057,768
      Jiangsu Expressway Co., Ltd. Class H.............  1,250,000   1,533,753
      Jiangxi Copper Co., Ltd. Class H.................  1,356,000   2,210,589
      Kunlun Energy Co., Ltd...........................  3,328,000   3,465,155
      Lenovo Group, Ltd................................  5,665,278   7,323,642
      Longfor Properties Co., Ltd......................  1,530,000   2,002,144
      Metallurgical Corp. of China, Ltd. Class H.......  3,003,000     922,892
      New China Life Insurance Co., Ltd. Class H.......    490,700   2,699,816
      New World China Land, Ltd........................  2,554,000   1,586,910
      Nine Dragons Paper Holdings, Ltd.................  1,643,000   1,202,694
  #   PetroChina Co., Ltd. ADR.........................    139,597  15,156,046

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CHINA -- (Continued)
      PetroChina Co., Ltd. Class H..................... 1,924,000 $  2,084,294
      PICC Property & Casualty Co., Ltd. Class H....... 2,570,132    5,012,586
      Ping An Insurance Group Co. of China, Ltd. Class
        H.............................................. 1,408,000   14,896,196
      Shandong Weigao Group Medical Polymer Co., Ltd.
         Class H.......................................   988,000      773,974
  #   Shanghai Electric Group Co., Ltd. Class H........ 1,730,000    1,058,528
      Shanghai Fosun Pharmaceutical Group Co., Ltd.
        Class H........................................   180,500      657,311
      Shanghai Industrial Holdings, Ltd................   611,274    1,805,917
      Shanghai Pharmaceuticals Holding Co., Ltd.
        Class H........................................   625,500    1,354,471
      Shenzhou International Group Holdings, Ltd.......   412,000    1,486,394
      Shimao Property Holdings, Ltd.................... 1,892,371    3,981,799
      Sihuan Pharmaceutical Holdings Group, Ltd........ 2,286,000    1,471,622
      Sino Biopharmaceutical, Ltd...................... 2,620,000    2,617,355
      Sino-Ocean Land Holdings, Ltd.................... 2,781,743    1,789,555
      Sinopec Shanghai Petrochemical Co., Ltd.
         Class H....................................... 1,693,000      490,007
      Sinopec Shanghai Petrochemical Co., Ltd.
        Sponsored ADR..................................     9,818      280,093
      Sinopharm Group Co., Ltd. Class H................   696,000    2,543,114
      SOHO China, Ltd.................................. 2,899,263    2,024,727
  #   Sun Art Retail Group, Ltd........................ 1,994,000    1,800,032
      Tencent Holdings, Ltd............................ 4,238,200   71,429,671
      Tingyi Cayman Islands Holding Corp............... 1,644,000    4,053,601
      Tsingtao Brewery Co., Ltd. Class H...............   186,000    1,242,395
  #   Uni-President China Holdings, Ltd................   910,799      787,643
      Want Want China Holdings, Ltd.................... 4,988,000    5,960,385
      Weichai Power Co., Ltd. Class H..................   487,200    1,927,416
      Xinjiang Goldwind Science & Technology Co., Ltd.
        Class H........................................   309,400      492,459
  #   Yanzhou Coal Mining Co., Ltd. Class H............ 1,172,000      938,057
  #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......   108,916      858,258
      Zhejiang Expressway Co., Ltd. Class H............ 1,358,000    1,731,641
      Zhuzhou CSR Times Electric Co., Ltd. Class H.....   302,000    1,684,695
  #   Zijin Mining Group Co., Ltd. Class H............. 4,551,000    1,409,415
  #   Zoomlion Heavy Industry Science and Technology
        Co., Ltd....................................... 1,565,200      959,686
      ZTE Corp. Class H................................   422,438      925,364
                                                                  ------------
  TOTAL CHINA..........................................            657,526,968
                                                                  ------------
  COLOMBIA -- (0.5%)
      Almacenes Exito SA...............................   211,196    2,163,893
      Banco de Bogota SA...............................    29,559      752,543
      Bancolombia SA...................................   213,277    2,400,240
  #   Bancolombia SA Sponsored ADR.....................    89,105    4,122,888
      Celsia SA ESP....................................     6,565       13,857
      Cementos Argos SA................................   383,731    1,446,855
  *   Cemex Latam Holdings SA..........................   132,318      825,361
      Corp. Financiera Colombiana SA(B000C92)..........    26,002      394,932
  *   Corp. Financiera Colombiana SA(BS7K7G3)..........     1,032       16,058
      Ecopetrol SA..................................... 1,016,730      814,634
  #   Ecopetrol SA Sponsored ADR.......................   220,479    3,593,808
      Empresa de Energia de Bogota SA ESP..............   980,096      634,652
      Grupo Argos SA...................................     5,542       42,065
      Grupo Aval Acciones y Valores....................   743,280      381,540
      Grupo de Inversiones Suramericana SA.............    87,336    1,267,088
      Grupo Nutresa SA.................................    98,326    1,027,587
      Interconexion Electrica SA ESP...................   542,799    1,668,440

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Isagen SA ESP.................................... 1,134,000 $ 1,340,816
                                                                  -----------
  TOTAL COLOMBIA.......................................            22,907,257
                                                                  -----------
  CZECH REPUBLIC -- (0.2%)
      CEZ A.S..........................................   216,285   5,062,421
      Komercni Banka A.S...............................     7,480   1,522,205
      O2 Czech Republic AS.............................   175,288   1,550,405
      Philip Morris CR A.S.............................       542     241,522
  *   Unipetrol A.S....................................    12,131      67,012
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................             8,443,565
                                                                  -----------
  EGYPT -- (0.1%)
      Commercial International Bank Egypt S.A.E. GDR...   623,266   4,449,799
  *   Egyptian Financial Group-Hermes Holding Co. GDR..       676       2,757
  *   Global Telecom Holding SAE GDR...................   539,778   1,557,077
                                                                  -----------
  TOTAL EGYPT..........................................             6,009,633
                                                                  -----------
  GREECE -- (0.4%)
      Aegean Airlines SA...............................    38,061     294,584
  *   Alpha Bank AE.................................... 5,260,851   1,922,095
      Athens Water Supply & Sewage Co. SA (The)........    43,827     286,801
  *   Ellaktor SA......................................     7,610      14,576
      FF Group.........................................    34,149   1,020,382
      Hellenic Petroleum SA............................   117,487     499,461
  *   Hellenic Telecommunications Organization SA......   340,319   2,806,371
      JUMBO SA.........................................   168,373   1,599,822
      Metka SA.........................................    12,293     124,757
      Motor Oil Hellas Corinth Refineries SA...........    95,000     644,003
  *   Mytilineos Holdings SA...........................    87,326     495,539
  *   National Bank of Greece SA....................... 1,922,840   1,966,383
      OPAP SA..........................................   270,897   2,289,382
  *   Piraeus Bank SA.................................. 2,067,592   1,202,996
  *   Public Power Corp. SA............................   144,358     784,859
      Titan Cement Co. SA..............................    60,549   1,351,882
                                                                  -----------
  TOTAL GREECE.........................................            17,303,893
                                                                  -----------
  HUNGARY -- (0.2%)
  *   FHB Mortgage Bank P.L.C..........................     4,179      10,554
  *   Magyar Telekom Telecommunications P.L.C..........   661,284     857,976
      MOL Hungarian Oil and Gas P.L.C..................    48,538   1,942,601
      OTP Bank P.L.C...................................   245,838   3,259,850
      Richter Gedeon Nyrt..............................   145,205   1,970,329
  #   Tisza Chemical Group P.L.C.......................    15,344     275,447
                                                                  -----------
  TOTAL HUNGARY........................................             8,316,757
                                                                  -----------
  INDIA -- (9.7%)
      ABB India, Ltd...................................    25,941     535,668
      ACC, Ltd.........................................    30,853     777,404
      Adani Enterprises, Ltd...........................   250,973   2,585,925
      Adani Ports & Special Economic Zone, Ltd.........   495,151   2,704,426
  *   Adani Power, Ltd.................................   722,177     604,112
      Aditya Birla Nuvo, Ltd...........................    82,604   2,400,789

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      Ambuja Cements, Ltd..............................   816,554 $ 3,324,807
      Apollo Hospitals Enterprise, Ltd.................    80,934   1,708,469
      Asian Paints, Ltd................................   355,521   4,919,145
      Aurobindo Pharma, Ltd............................   312,566   6,297,570
      Axis Bank, Ltd................................... 1,262,537  11,952,789
      Bajaj Auto, Ltd..................................   105,965   4,080,705
      Bajaj Finserv, Ltd...............................    44,525   1,040,338
      Bajaj Holdings & Investment, Ltd.................    49,977   1,137,975
      Bank of Baroda...................................   533,585   1,651,685
      Bank of India....................................   141,257     603,691
      Bharat Electronics, Ltd..........................    17,301     928,261
      Bharat Forge, Ltd................................   231,225   3,847,966
      Bharat Heavy Electricals, Ltd....................   948,553   4,455,333
      Bharat Petroleum Corp., Ltd......................   248,385   3,002,274
      Bharti Airtel, Ltd...............................   748,242   4,510,586
      Bhushan Steel, Ltd...............................    68,315      92,763
      Bosch, Ltd.......................................     9,420   3,628,008
      Britannia Industries, Ltd........................    26,712     815,852
      Cadila Healthcare, Ltd...........................    67,421   1,785,562
      Cairn India, Ltd.................................   781,206   2,938,713
      Canara Bank......................................   222,765   1,584,962
      Cipla, Ltd.......................................   321,605   3,612,377
      Colgate-Palmolive India, Ltd.....................    47,211   1,429,042
      Container Corp. Of India, Ltd....................    54,732   1,239,861
      Crompton Greaves, Ltd............................   168,242     513,789
      Cummins India, Ltd...............................    81,976   1,176,954
      Dabur India, Ltd.................................   381,940   1,580,241
      Divi's Laboratories, Ltd.........................    70,568   1,991,640
      DLF, Ltd.........................................   659,597   1,811,025
      Dr Reddy's Laboratories, Ltd.....................    53,243   2,751,092
  #   Dr. Reddy's Laboratories, Ltd. ADR...............   107,494   5,425,222
      Eicher Motors, Ltd...............................     6,764   1,770,138
      Emami, Ltd.......................................    64,485     954,055
  *   Essar Oil, Ltd...................................   375,544     674,038
      Exide Industries, Ltd............................   307,619     921,927
      GAIL India, Ltd..................................   398,117   2,721,672
      GAIL India, Ltd. GDR.............................    28,791   1,179,868
      GlaxoSmithKline Consumer Healthcare, Ltd.........     8,748     793,884
      Glenmark Pharmaceuticals, Ltd....................    83,982     971,387
      Godrej Consumer Products, Ltd....................   139,272   2,375,271
      Godrej Industries, Ltd.(B1BFBC9).................    48,675     242,810
  *   Godrej Industries, Ltd.()........................        39         195
      Grasim Industries, Ltd...........................     6,300     393,674
      Havells India, Ltd...............................   278,229   1,157,487
      HCL Technologies, Ltd............................   371,283  10,730,240
      HDFC Bank, Ltd................................... 1,530,953  26,570,027
      Hero MotoCorp, Ltd...............................    83,248   3,848,563
      Hindalco Industries, Ltd......................... 1,727,791   3,897,794
      Hindustan Petroleum Corp., Ltd...................   118,314   1,260,421
      Hindustan Unilever, Ltd..........................   337,576   5,088,307
      ICICI Bank, Ltd.................................. 1,099,920   6,382,094
      ICICI Bank, Ltd. Sponsored ADR................... 1,043,395  12,531,174
      Idea Cellular, Ltd............................... 1,379,044   3,449,746

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      IDFC, Ltd........................................   601,656 $ 1,670,699
      Indian Oil Corp., Ltd............................   179,125   1,002,455
      IndusInd Bank, Ltd...............................   233,807   3,275,327
      Infosys, Ltd.....................................   493,814  16,972,913
  #   Infosys, Ltd. Sponsored ADR......................   423,944  14,448,012
      ING Vysya Bank, Ltd..............................    25,010     371,483
      Ipca Laboratories, Ltd...........................    18,243     187,380
      ITC, Ltd......................................... 2,931,615  17,396,193
  *   Jaiprakash Associates, Ltd....................... 1,393,318     643,954
      Jindal Steel & Power, Ltd........................   437,143   1,124,060
      JSW Energy, Ltd..................................   493,373     969,788
      JSW Steel, Ltd...................................   232,915   3,724,578
      Kotak Mahindra Bank, Ltd.........................   271,355   5,757,617
      Larsen & Toubro, Ltd.............................   260,119   7,138,044
      Larsen & Toubro, Ltd. GDR........................       172       4,719
      LIC Housing Finance, Ltd.........................    53,635     413,288
      Lupin, Ltd.......................................   134,973   3,442,139
      Mahindra & Mahindra, Ltd.........................   623,090  12,717,250
  *   Mangalore Refinery & Petrochemicals, Ltd.........    32,512      31,089
  *   Marico Kaya Enterprises, Ltd.....................     2,327      43,317
      Marico, Ltd......................................   174,733   1,018,646
      Maruti Suzuki India, Ltd.........................    82,439   4,829,719
      Motherson Sumi Systems, Ltd......................   355,054   2,583,171
      Mphasis, Ltd.....................................    35,537     207,772
      MRF, Ltd.........................................       105      67,766
      National Aluminium Co., Ltd......................   389,816     285,329
      Nestle India, Ltd................................    17,067   1,960,639
      NHPC, Ltd........................................ 1,928,209     600,285
      NTPC, Ltd........................................ 1,394,345   3,224,937
      Oil & Natural Gas Corp., Ltd.....................   747,341   4,234,021
      Oil India, Ltd...................................   172,339   1,478,839
      Oracle Financial Services Software, Ltd..........    20,584   1,128,313
      Petronet LNG, Ltd................................   234,560     679,581
      Pidilite Industries, Ltd.........................   144,452   1,323,105
      Piramal Enterprises, Ltd.........................    59,322     799,617
      Power Grid Corp. of India, Ltd...................   896,116   2,136,260
      Procter & Gamble Hygiene & Health Care, Ltd......     8,044     814,603
  *   Ranbaxy Laboratories, Ltd........................   137,683   1,570,087
  *   Reliance Communications, Ltd.....................   804,342   1,029,831
      Reliance Industries, Ltd......................... 1,275,152  18,833,700
      Reliance Infrastructure, Ltd.....................   147,484   1,207,510
  *   Reliance Power, Ltd..............................   807,301     848,783
      Rural Electrification Corp., Ltd.................    47,495     253,895
      Sesa Sterlite, Ltd............................... 1,956,160   6,352,642
      Shree Cement, Ltd................................    10,489   1,859,814
      Shriram Transport Finance Co., Ltd...............    76,457   1,409,078
      Siemens, Ltd.....................................   100,767   1,715,628
      State Bank of India.............................. 1,507,110   7,503,778
      Sun Pharmaceutical Industries, Ltd...............   808,858  11,992,985
      Sun TV Network, Ltd..............................   120,543     792,344
      Tata Consultancy Services, Ltd...................   524,933  21,040,121
      Tata Motors, Ltd.................................   679,237   6,419,273
      Tata Motors, Ltd. Sponsored ADR..................    80,428   3,966,709

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Tata Power Co., Ltd..............................  1,494,904 $  2,201,926
     Tata Steel, Ltd..................................    557,363    3,510,860
     Tech Mahindra, Ltd...............................    163,327    7,613,210
     Titan Co., Ltd...................................    207,778    1,431,968
     Torrent Pharmaceuticals, Ltd.....................     37,160      652,704
     Ultratech Cement, Ltd............................     52,355    2,653,223
     Union Bank of India..............................    151,552      509,283
     United Breweries, Ltd............................     69,276    1,082,709
 *   United Spirits, Ltd..............................      1,884      104,798
     UPL, Ltd.........................................    111,496      661,936
     Wipro, Ltd.......................................    665,593    6,495,205
     Yes Bank, Ltd....................................    466,004    6,465,562
     Zee Entertainment Enterprises, Ltd...............    426,766    2,594,944
                                                                  ------------
 TOTAL INDIA..........................................             424,843,207
                                                                  ------------
 INDONESIA -- (3.2%)
     Ace Hardware Indonesia Tbk PT....................  9,457,000      551,675
     Adaro Energy Tbk PT.............................. 24,471,500    1,922,870
     AKR Corporindo Tbk PT............................  2,227,200      823,106
     Astra Agro Lestari Tbk PT........................    917,900    1,677,707
     Astra International Tbk PT....................... 25,192,310   15,512,317
     Bank Central Asia Tbk PT......................... 12,941,000   13,587,518
     Bank Danamon Indonesia Tbk PT....................  5,151,579    1,784,874
     Bank Mandiri Persero Tbk PT...................... 10,449,217    9,001,024
     Bank Negara Indonesia Persero Tbk PT.............  8,271,722    4,052,972
 *   Bank Pan Indonesia Tbk PT........................  7,175,000      599,366
     Bank Rakyat Indonesia Persero Tbk PT............. 12,911,600   11,813,867
 *   Bank Tabungan Pensiunan Nasional Tbk PT..........    768,500      242,444
 *   Bayan Resources Tbk PT...........................     79,500       44,447
     Bumi Serpong Damai Tbk PT........................ 10,101,100    1,601,471
     Charoen Pokphand Indonesia Tbk PT................  9,152,400    2,842,695
     Ciputra Development Tbk PT....................... 14,931,200    1,683,614
 *   Garuda Indonesia Persero Tbk PT..................  4,405,700      206,595
     Global Mediacom Tbk PT........................... 13,455,400    1,962,566
     Gudang Garam Tbk PT..............................    464,200    2,110,519
     Holcim Indonesia Tbk PT..........................  2,848,700      440,951
     Indo Tambangraya Megah Tbk PT....................    963,400    1,269,423
     Indocement Tunggal Prakarsa Tbk PT...............  1,700,800    3,065,678
     Indofood CBP Sukses Makmur Tbk PT................    863,900      985,128
     Indofood Sukses Makmur Tbk PT....................  8,788,600    5,224,122
 *   Indosat Tbk PT...................................  1,720,800      556,499
     Japfa Comfeed Indonesia Tbk PT...................  2,644,500      184,583
     Jasa Marga Persero Tbk PT........................  2,146,600    1,214,598
     Kalbe Farma Tbk PT............................... 26,275,300    3,855,146
     Lippo Karawaci Tbk PT............................ 35,537,800    3,175,949
     Matahari Putra Prima Tbk PT......................  1,815,200      543,793
     Mayora Indah Tbk PT..............................    862,133    1,648,394
     Media Nusantara Citra Tbk PT.....................  9,686,500    2,179,364
     MNC Investama Tbk PT............................. 13,972,500      309,921
     MNC Sky Vision Tbk PT............................    173,100       23,238
     Pakuwon Jati Tbk PT.............................. 36,122,900    1,416,456
 *   Panasia Indo Resources Tbk PT....................     75,100        3,557
     Pembangunan Perumahan Persero Tbk PT.............  2,153,300      659,636

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDONESIA -- (Continued)
     Perusahaan Gas Negara Persero Tbk PT............. 11,886,300 $  4,722,021
     Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT.........................................  4,579,900      662,913
     Semen Indonesia Persero Tbk PT...................  3,860,300    4,414,525
     Sinar Mas Agro Resources & Technology Tbk PT.....  1,116,500      604,218
     Sumber Alfaria Trijaya Tbk PT....................     40,000        1,493
     Summarecon Agung Tbk PT.......................... 10,262,100    1,326,681
     Surya Citra Media Tbk PT.........................  5,694,600    1,528,659
     Tambang Batubara Bukit Asam Persero Tbk PT.......  1,679,000    1,500,568
     Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700    8,696,901
     Telekomunikasi Indonesia Persero Tbk PT
       Sponsored ADR..................................     57,049    2,515,861
     Tempo Scan Pacific Tbk PT........................     72,500       15,168
     Tower Bersama Infrastructure Tbk PT..............  2,419,800    1,811,883
 *   Trada Maritime Tbk PT............................  4,280,400       44,757
     Unilever Indonesia Tbk PT........................  1,856,500    5,226,049
     United Tractors Tbk PT...........................  3,141,896    4,421,150
     Vale Indonesia Tbk PT............................  3,844,300    1,041,877
     Waskita Karya Persero Tbk PT.....................  1,298,800      174,228
     Wijaya Karya Persero Tbk PT......................  4,286,500    1,257,598
     XL Axiata Tbk PT.................................  5,762,100    2,175,839
                                                                  ------------
 TOTAL INDONESIA......................................             140,920,472
                                                                  ------------
 MALAYSIA -- (4.0%)
     Aeon Co. M Bhd...................................    782,200      642,922
 #   Affin Holdings Bhd...............................  1,152,700      911,174
     AirAsia Bhd......................................  2,979,300    2,297,696
     Alliance Financial Group Bhd.....................  1,739,700    2,290,193
 #   AMMB Holdings Bhd................................  4,032,059    6,956,204
     Astro Malaysia Holdings Bhd......................  1,993,000    1,602,219
 #   Axiata Group Bhd.................................  2,921,375    5,788,850
     Batu Kawan Bhd...................................     92,000      465,500
     Berjaya Land Bhd.................................     95,000       20,827
     Berjaya Sports Toto Bhd..........................    872,176      814,093
 #   BIMB Holdings Bhd................................  1,029,055    1,165,192
     Boustead Holdings Bhd............................    476,786      610,176
     British American Tobacco Malaysia Bhd............    162,900    2,961,228
 #*  Bumi Armada Bhd..................................  2,515,300      832,069
 #   Bursa Malaysia Bhd...............................    361,700      815,454
     Cahya Mata Sarawak Bhd...........................    669,400      773,499
 #   CIMB Group Holdings Bhd..........................  5,461,457    8,268,443
 #   Dialog Group Bhd.................................  3,268,618    1,455,918
     DiGi.Com Bhd.....................................  3,732,620    6,594,831
     DRB-Hicom Bhd....................................  1,371,400      673,868
     Fraser & Neave Holdings Bhd......................     90,500      461,111
 #   Gamuda Bhd.......................................  1,654,900    2,313,131
 #   Genting Bhd......................................  1,962,900    4,770,917
 #   Genting Malaysia Bhd.............................  3,070,400    3,429,410
 #   Genting Plantations Bhd..........................    336,600      943,313
     Guinness Anchor Bhd..............................    142,300      472,168
 #   HAP Seng Consolidated Bhd........................    958,100    1,163,983
     Hartalega Holdings Bhd...........................    350,100      731,605
     Hong Leong Bank Bhd..............................    733,560    2,829,017
 #   Hong Leong Financial Group Bhd...................    474,129    2,203,814
 #   IJM Corp. Bhd....................................  3,220,981    6,124,908

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CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
 #   IJM Land Bhd.....................................    688,700 $    676,642
 #   IOI Corp. Bhd....................................  3,279,605    4,249,939
 #   IOI Properties Group Bhd.........................  1,792,643    1,015,293
     KPJ Healthcare Bhd...............................      9,850       10,648
 #   Kuala Lumpur Kepong Bhd..........................    562,800    3,511,296
     Kulim Malaysia Bhd...............................    470,200      393,569
     Lafarge Malaysia Bhd.............................    615,880    1,682,032
     Magnum Bhd.......................................    486,300      373,546
 #   Malayan Banking Bhd..............................  5,072,736   12,178,027
 #   Malaysia Airports Holdings Bhd...................    906,446    1,785,577
 #   Maxis Bhd........................................  2,398,100    4,682,515
     MISC Bhd.........................................  1,194,998    2,551,924
     MMC Corp. Bhd....................................  1,553,000    1,035,269
     Nestle Malaysia Bhd..............................    170,400    3,355,440
 *   Parkson Holdings Bhd.............................    248,115      169,398
 #   Petronas Chemicals Group Bhd.....................  2,951,600    4,136,581
 #   Petronas Dagangan Bhd............................    306,300    1,490,328
 #   Petronas Gas Bhd.................................    661,200    4,043,265
 #   PPB Group Bhd....................................    759,100    3,035,750
 #   Public Bank Bhd..................................  2,408,814   12,032,038
     QL Resources Bhd.................................    583,800      561,274
     RHB Capital Bhd..................................  1,028,051    2,310,417
 #   Sapurakencana Petroleum Bhd......................  5,700,500    4,190,219
 *   Shell Refining Co. Federation of Malaya Bhd......     55,900       85,038
 #   Sime Darby Bhd...................................  3,096,429    8,021,068
     SP Setia Bhd Group...............................    624,278      605,521
     Sunway Bhd.......................................  1,689,500    1,547,548
     Telekom Malaysia Bhd.............................  1,104,461    2,124,652
     Tenaga Nasional Bhd..............................  2,702,950   10,780,779
 #   UEM Sunrise Bhd..................................  2,610,137      910,012
     UMW Holdings Bhd.................................  1,230,666    3,696,128
     United Plantations Bhd...........................     61,000      411,617
 #   YTL Corp. Bhd.................................... 13,143,886    6,374,984
     YTL Power International Bhd......................  1,426,947      628,601
                                                                  ------------
 TOTAL MALAYSIA.......................................             176,040,668
                                                                  ------------
 MEXICO -- (4.9%)
 #   Alfa S.A.B. de C.V. Class A......................  5,073,711    9,260,931
 #   America Movil S.A.B. de C.V. Series L............ 39,883,990   42,732,371
     America Movil S.A.B. de C.V. Series L ADR........     22,528      481,874
 #   Arca Continental S.A.B. de C.V...................    758,321    4,497,464
 *   Cemex S.A.B. de C.V..............................  3,284,132    2,916,161
 #*  Cemex S.A.B. de C.V. Sponsored ADR...............  1,564,317   13,906,778
     Coca-Cola Femsa S.A.B. de C.V. Series L..........    298,900    2,432,756
 #   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     13,987    1,137,003
 #   Controladora Comercial Mexicana S.A.B. de C.V....    691,662    2,099,511
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................      8,726        5,778
     El Puerto de Liverpool S.A.B. de C.V.............    181,160    1,850,456
     Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   15,016,346
 *   Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................     25,918    2,165,708
     Gruma S.A.B. de C.V. Class B.....................    258,491    2,767,791
     Gruma S.A.B. de C.V. Sponsored ADR...............      4,238      181,768
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR............................................      9,283      616,484

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CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B........................................    216,039 $  1,428,442
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     34,077    4,461,020
 *   Grupo Bimbo S.A.B. de C.V. Series A..............  1,800,135    4,580,349
     Grupo Carso S.A.B. de C.V. Series A1.............    840,555    3,702,715
 #   Grupo Comercial Chedraui S.A. de C.V.............    266,057      738,382
 #   Grupo Elektra S.A.B. de C.V......................     24,327      901,541
     Grupo Financiero Banorte S.A.B. de C.V...........  2,570,990   13,092,076
     Grupo Financiero Inbursa S.A.B. de C.V...........  2,571,377    6,647,377
 #   Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................  1,977,706    4,194,354
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................    152,244    1,610,741
     Grupo Mexico S.A.B. de C.V. Series B.............  4,297,411   11,330,177
 *   Grupo Qumma S.A. de C.V. Series B................      1,591           --
     Grupo Televisa S.A.B. Series CPO.................  2,556,698   16,671,114
     Grupo Televisa S.A.B. Sponsored ADR..............    104,814    3,417,984
 #*  Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  2,373,426    5,978,890
     Industrias Penoles S.A.B. de C.V.................    160,658    3,202,442
 #   Infraestructura Energetica Nova S.A.B. de C.V....    283,859    1,347,760
 #   Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  2,053,838    3,992,717
     Megacable Holdings S.A.B. de C.V.................     29,691      108,072
 #*  Mexichem S.A.B. de C.V...........................  1,261,111    3,509,186
 #*  Minera Frisco S.A.B. de C.V......................    783,633    1,034,075
 *   OHL Mexico S.A.B. de C.V.........................  1,084,079    2,057,577
 #   Organizacion Soriana S.A.B. de C.V. Class B......  1,103,275    2,556,239
 *   Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................    299,137    3,358,668
 *   Savia SA Class A.................................    120,000           --
     Wal-Mart de Mexico S.A.B. de C.V. Series V.......  5,695,705   10,985,212
                                                                  ------------
 TOTAL MEXICO.........................................             212,976,290
                                                                  ------------
 PERU -- (0.3%)
     Cementos Pacasmayo SAA ADR.......................      6,659       56,335
 #   Cia de Minas Buenaventura SAA ADR................    139,674    1,595,077
     Credicorp, Ltd...................................     69,326    9,991,263
     Grana y Montero SAA Sponsored ADR................     36,887      382,887
 #*  Rio Alto Mining, Ltd.............................    107,990      309,932
                                                                  ------------
 TOTAL PERU...........................................              12,335,494
                                                                  ------------
 PHILIPPINES -- (1.6%)
     Aboitiz Equity Ventures, Inc.....................  1,872,690    2,399,069
     Aboitiz Power Corp...............................  1,495,200    1,503,773
     Alliance Global Group, Inc.......................  5,059,400    2,859,433
     Ayala Corp.......................................    167,047    2,744,837
     Ayala Land, Inc..................................  5,722,818    4,660,815
     Bank of the Philippine Islands...................    880,663    1,972,375
     BDO Unibank, Inc.................................  1,765,371    4,581,743
     DMCI Holdings, Inc...............................  7,257,700    2,531,623
     Energy Development Corp.......................... 16,594,600    3,209,310
 *   Fwbc Holdings, Inc...............................  2,006,957           --
     Globe Telecom, Inc...............................     39,675    1,566,034
     International Container Terminal Services, Inc...    916,390    2,360,585
     JG Summit Holdings, Inc..........................    986,470    1,465,495
     Jollibee Foods Corp..............................    525,620    2,759,521
     LT Group, Inc....................................  2,006,800      619,309

                                      124

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  PHILIPPINES -- (Continued)
      Manila Electric Co...............................    197,030 $ 1,224,095
      Megaworld Corp................................... 21,354,800   2,504,554
      Metro Pacific Investments Corp................... 17,311,600   2,026,774
      Metropolitan Bank & Trust Co.....................    975,409   2,101,245
      Petron Corp......................................    490,283     101,187
      Philippine Long Distance Telephone Co............     71,760   4,828,407
      Philippine Long Distance Telephone Co. Sponsored
        ADR............................................     39,867   2,659,129
  *   Philippine National Bank.........................    442,328     842,865
      Puregold Price Club, Inc.........................    680,900     647,239
      Robinsons Land Corp..............................  2,574,900   1,620,668
      San Miguel Corp..................................    658,800   1,136,041
      Semirara Mining and Power Corp...................    356,700   1,187,112
      SM Investments Corp..............................    189,652   3,987,403
      SM Prime Holdings, Inc...........................  6,321,610   2,657,104
  *   Top Frontier Investment Holdings, Inc............     42,789     111,432
      Universal Robina Corp............................    948,030   4,447,759
                                                                   -----------
  TOTAL PHILIPPINES....................................             67,316,936
                                                                   -----------
  POLAND -- (1.7%)
  *   Alior Bank SA....................................     53,908   1,247,119
      Asseco Poland SA.................................      8,070     119,548
      Bank Handlowy w Warszawie SA.....................     43,912   1,280,306
  #   Bank Millennium SA...............................    679,790   1,372,219
      Bank Pekao SA....................................    108,758   5,245,959
      Bank Zachodni WBK SA.............................     33,452   3,112,486
      CCC SA...........................................     18,965     787,128
      Cyfrowy Polsat SA................................    155,159     996,825
      Enea SA..........................................    206,610     917,974
      Eurocash SA......................................    112,176   1,113,244
  #*  Getin Noble Bank SA..............................  1,281,667     688,236
      Grupa Azoty SA...................................     34,130     652,669
  *   Grupa Lotos SA...................................     41,464     272,653
      Grupa Zywiec SA..................................      8,202     839,116
      ING Bank Slaski SA...............................     33,280   1,212,490
  *   Jastrzebska Spolka Weglowa SA....................     38,639     220,727
      KGHM Polska Miedz SA.............................    309,847   8,784,028
      LPP SA...........................................        759   1,535,171
  #   mBank............................................     18,307   2,314,723
  #   Orange Polska SA.................................    927,724   2,237,981
      PGE SA...........................................  1,332,800   6,983,609
      Polski Koncern Naftowy Orlen SA..................    521,500   7,694,505
      Polskie Gornictwo Naftowe i Gazownictwo SA.......  1,822,035   2,150,003
      Powszechna Kasa Oszczednosci Bank Polski SA......  1,006,833   9,315,396
      Powszechny Zaklad Ubezpieczen SA.................     69,701   9,479,335
      Synthos SA.......................................    673,148     780,065
      Tauron Polska Energia SA.........................  2,093,528   2,816,565
  *   TVN SA...........................................    133,899     639,384
                                                                   -----------
  TOTAL POLAND.........................................             74,809,464
                                                                   -----------
  RUSSIA -- (1.6%)
      Eurasia Drilling Co., Ltd. GDR...................    115,795   2,200,105
      Gazprom OAO Sponsored ADR........................  5,965,736  23,946,989

                                      125

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THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  RUSSIA -- (Continued)
      Globaltrans Investment P.L.C. GDR................    45,663 $   206,004
      Lukoil OAO Sponsored ADR.........................   266,454  10,476,798
      Magnitogorsk Iron & Steel Works OJSC GDR.........   148,750     365,802
      MegaFon OAO GDR..................................    27,790     379,524
      MMC Norilsk Nickel OJSC ADR......................   295,317   4,867,449
      Novolipetsk Steel OJSC GDR.......................    92,776   1,208,949
      Novorossiysk Commercial Sea Port PJSC GDR........    11,508      16,614
      O'Key Group SA GDR...............................    28,418      95,474
      Phosagro OAO GDR.................................    51,527     563,990
      Rosneft OAO GDR..................................   732,210   2,373,214
      Rostelecom OJSC Sponsored ADR....................    59,257     416,012
      RusHydro JSC ADR................................. 1,421,369   1,074,555
      Sberbank of Russia Sponsored ADR................. 1,429,666   5,268,901
      Severstal PAO GDR................................   213,156   1,938,425
      Tatneft OAO Sponsored ADR........................   266,980   6,251,801
      TMK OAO GDR......................................    29,680      75,666
      Uralkali PJSC GDR................................   240,379   2,982,941
      VimpelCom, Ltd. Sponsored ADR....................   366,796   1,320,466
      VTB Bank OJSC GDR................................ 2,093,133   4,016,697
  *   X5 Retail Group NV GDR...........................    88,553     933,821
                                                                  -----------
  TOTAL RUSSIA.........................................            70,980,197
                                                                  -----------
  SOUTH AFRICA -- (8.0%)
      African Bank Investments, Ltd....................   709,671      14,169
      African Rainbow Minerals, Ltd....................   180,656   1,816,751
  *   Anglo American Platinum, Ltd.....................    81,706   2,504,815
  *   AngloGold Ashanti, Ltd. Sponsored ADR............   745,374   9,227,730
      Aspen Pharmacare Holdings, Ltd...................   350,313  13,117,265
      Assore, Ltd......................................    42,544     584,126
      AVI, Ltd.........................................   247,747   1,795,323
      Barclays Africa Group, Ltd.......................   408,584   6,946,102
      Barloworld, Ltd..................................   292,175   2,204,607
      Bidvest Group, Ltd. (The)........................   472,687  13,045,492
      Capitec Bank Holdings, Ltd.......................    64,210   2,105,199
  #   Coronation Fund Managers, Ltd....................   289,158   2,559,072
      Discovery, Ltd...................................   569,144   5,605,683
      Distell Group, Ltd...............................    35,300     435,183
  #   Exxaro Resources, Ltd............................   201,416   1,784,640
      FirstRand, Ltd................................... 3,475,911  15,469,102
      Foschini Group, Ltd. (The).......................   288,944   4,142,758
  #   Gold Fields, Ltd. Sponsored ADR.................. 1,416,258   8,355,922
  *   Impala Platinum Holdings, Ltd....................   756,929   4,911,043
      Imperial Holdings, Ltd...........................   323,216   5,693,740
      Investec, Ltd....................................   488,172   4,089,011
  #   Kumba Iron Ore, Ltd..............................   102,202   1,964,486
      Liberty Holdings, Ltd............................   247,342   2,780,663
      Life Healthcare Group Holdings, Ltd.............. 1,183,164   4,403,079
      Massmart Holdings, Ltd...........................   123,737   1,761,188
      Mediclinic International, Ltd....................   437,686   4,327,843
      MMI Holdings, Ltd................................ 2,130,015   5,724,176
      Mondi, Ltd.......................................   243,323   4,372,303
      Mr Price Group, Ltd..............................   307,614   6,967,437
      MTN Group, Ltd................................... 1,869,995  32,292,381

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Nampak, Ltd......................................   930,203 $  3,391,088
      Naspers, Ltd. Class N............................   330,032   47,611,025
      Nedbank Group, Ltd...............................   381,505    8,363,379
      Netcare, Ltd..................................... 2,226,268    7,390,845
      Pick n Pay Stores, Ltd...........................   279,886    1,379,552
      Pioneer Foods, Ltd...............................    25,655      334,344
      PSG Group, Ltd...................................    61,341      697,898
      Sanlam, Ltd...................................... 2,156,341   12,924,547
  #   Santam, Ltd......................................    27,273      533,787
      Sasol, Ltd.......................................    35,602    1,285,943
  #   Sasol, Ltd. Sponsored ADR........................   609,116   22,586,021
      Shoprite Holdings, Ltd...........................   627,692    9,922,339
      Spar Group, Ltd. (The)...........................    31,563      497,899
      Standard Bank Group, Ltd......................... 1,435,343   18,954,028
  #   Steinhoff International Holdings, Ltd............ 3,065,957   15,669,927
  *   Telkom SA SOC, Ltd...............................   276,565    1,652,735
      Tiger Brands, Ltd................................   225,372    7,600,408
  #   Truworths International, Ltd.....................   700,785    4,852,909
      Tsogo Sun Holdings, Ltd..........................   311,671      734,090
      Vodacom Group, Ltd...............................   431,236    4,951,166
      Woolworths Holdings, Ltd......................... 1,059,469    7,863,979
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            350,199,198
                                                                  ------------
  SOUTH KOREA -- (14.3%)
      Amorepacific Corp................................     2,883    6,948,057
      AMOREPACIFIC Group...............................     3,010    3,430,937
      BS Financial Group, Inc..........................   298,807    3,776,939
  #*  Celltrion, Inc...................................    63,129    2,341,180
  #*  Cheil Worldwide, Inc.............................    87,060    1,568,648
      CJ CheilJedang Corp..............................    14,806    4,743,725
      CJ Corp..........................................    29,629    4,651,942
  #*  CJ Korea Express Co., Ltd........................     5,587      978,474
      CJ O Shopping Co., Ltd...........................       821      166,152
      Coway Co., Ltd...................................    60,374    4,838,429
  #   Daelim Industrial Co., Ltd.......................    45,506    2,270,469
  #*  Daewoo Engineering & Construction Co., Ltd.......   133,508      824,546
  #   Daewoo International Corp........................    35,239      881,051
  *   Daewoo Securities Co., Ltd.......................   303,432    2,781,591
  #   Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd..............................................   150,399    2,651,903
      Dongbu Insurance Co., Ltd........................    85,809    4,139,646
  #   Dongsuh Co., Inc.................................     4,494       95,040
  #   Doosan Corp......................................    23,998    2,270,089
  #   Doosan Heavy Industries & Construction Co., Ltd..   110,104    2,336,060
  #*  Doosan Infracore Co., Ltd........................   247,603    2,292,480
      E-Mart Co., Ltd..................................    26,314    4,992,834
  #   Grand Korea Leisure Co., Ltd.....................    34,247    1,246,259
  #*  GS Engineering & Construction Corp...............    71,965    1,635,759
  #   GS Holdings Corp.................................    82,906    3,137,467
      GS retail Co., Ltd...............................     3,240       77,032
      Halla Holdings Corp..............................     8,573      493,622
      Halla Visteon Climate Control Corp...............    35,000    1,473,367
      Hana Financial Group, Inc........................   435,907   12,741,881
  *   Hanjin Kal Corp..................................    14,767      437,357

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CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Hankook Tire Co., Ltd............................ 117,381 $ 5,644,400
   #   Hanssem Co., Ltd.................................   8,887   1,247,218
   #   Hanwha Chemical Corp............................. 152,777   1,709,349
       Hanwha Corp......................................  80,068   1,997,579
       Hanwha Life Insurance Co., Ltd................... 289,042   2,050,373
   #   Hite Jinro Co., Ltd..............................  22,640     476,922
   #   Hotel Shilla Co., Ltd............................  29,607   2,747,188
       Hyosung Corp.....................................  58,732   3,875,681
       Hyundai Department Store Co., Ltd................  23,205   2,515,894
       Hyundai Development Co...........................  57,555   2,251,454
       Hyundai Engineering & Construction Co., Ltd......  91,424   3,618,062
   #   Hyundai Glovis Co., Ltd..........................  13,375   2,979,007
       Hyundai Greenfood Co., Ltd.......................   1,081      17,050
   #   Hyundai Heavy Industries Co., Ltd................  65,113   6,672,251
   #   Hyundai Marine & Fire Insurance Co., Ltd......... 150,823   3,589,328
       Hyundai Mobis Co., Ltd...........................  67,404  15,237,873
       Hyundai Motor Co................................. 156,776  24,093,951
   #   Hyundai Steel Co................................. 122,845   7,370,260
   #   Hyundai Wia Corp.................................  16,091   2,244,952
       Industrial Bank of Korea......................... 428,049   5,028,422
       Kangwon Land, Inc................................ 108,215   3,191,185
       KB Financial Group, Inc.......................... 299,306  10,054,654
   *   KB Financial Group, Inc. ADR.....................  97,918   3,304,733
   #   KCC Corp.........................................   4,725   2,377,337
   #   KEPCO Engineering & Construction Co., Inc........   8,507     329,983
       KEPCO Plant Service & Engineering Co., Ltd.......  15,145   1,219,799
       Kia Motors Corp.................................. 270,079  11,287,160
   #   Korea Aerospace Industries, Ltd..................  34,130   1,452,410
       Korea Electric Power Corp........................ 212,510   8,308,912
   *   Korea Electric Power Corp. Sponsored ADR.........  41,841     808,368
   *   Korea Gas Corp...................................  38,206   1,572,969
       Korea Investment Holdings Co., Ltd...............  48,748   2,297,294
       Korea Zinc Co., Ltd..............................   7,445   2,908,063
       KT Corp..........................................  68,477   1,864,401
   *   KT Corp. Sponsored ADR...........................  81,594   1,096,623
       KT&G Corp........................................ 113,279   8,269,139
   #   Kumho Petrochemical Co., Ltd.....................  15,006   1,222,127
   *   Kwangju Bank.....................................  26,713     217,568
   *   Kyongnam Bank....................................  40,823     404,845
       LG Chem, Ltd.....................................  44,517   8,005,992
       LG Corp.......................................... 114,126   6,422,751
   #   LG Display Co., Ltd.............................. 234,662   7,710,550
   #*  LG Display Co., Ltd. ADR......................... 553,574   8,962,363
   #   LG Electronics, Inc.............................. 226,536  12,550,258
       LG Household & Health Care, Ltd..................  10,987   6,883,137
   #   LG Innotek Co., Ltd..............................  25,520   2,261,815
       LG Uplus Corp.................................... 435,950   4,806,169
       Lotte Chemical Corp..............................  26,759   4,222,005
   #   Lotte Chilsung Beverage Co., Ltd.................     395     598,543
       Lotte Confectionery Co., Ltd.....................     362     616,903
       Lotte Shopping Co., Ltd..........................  18,081   3,912,975
       LS Corp..........................................  21,498     942,332
   #   Macquarie Korea Infrastructure Fund.............. 441,221   2,964,703

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CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  *   Mando Corp.......................................     9,354 $  1,410,080
      Medy-Tox, Inc....................................     1,309      439,838
      Mirae Asset Securities Co., Ltd..................    20,301      854,320
      Naver Corp.......................................    31,046   20,122,879
  #   NCSoft Corp......................................    14,464    2,641,367
  #*  OCI Co., Ltd.....................................    22,460    1,592,353
      Orion Corp.......................................     3,321    3,168,994
  #   Paradise Co., Ltd................................    31,938      763,128
      POSCO............................................    47,828   11,110,213
      POSCO ADR........................................    67,985    3,958,767
  #   S-1 Corp.........................................    15,382    1,119,085
  #   S-Oil Corp.......................................    52,028    2,861,909
      Samsung C&T Corp.................................   143,779    7,285,309
  #   Samsung Card Co., Ltd............................    23,720      824,459
  #   Samsung Electro-Mechanics Co., Ltd...............    99,467    6,053,668
      Samsung Electronics Co., Ltd.....................    87,057  108,072,438
      Samsung Electronics Co., Ltd. GDR................    49,372   30,395,354
  #*  Samsung Engineering Co., Ltd.....................    20,417      704,200
      Samsung Fire & Marine Insurance Co., Ltd.........    41,845   11,267,063
  #   Samsung Heavy Industries Co., Ltd................   181,102    2,931,966
      Samsung Life Insurance Co., Ltd..................    59,292    6,090,122
      Samsung SDI Co., Ltd.............................    62,545    7,298,422
      Samsung Securities Co., Ltd......................    78,841    3,401,738
      Samsung Techwin Co., Ltd.........................    34,401      717,197
  #   Seoul Semiconductor Co., Ltd.....................    18,042      319,291
      Shinhan Financial Group Co., Ltd.................   344,099   14,049,014
  *   Shinhan Financial Group Co., Ltd. ADR............    86,082    3,430,368
      Shinsegae Co., Ltd...............................     8,494    1,245,524
  #   SK C&C Co., Ltd..................................    19,871    4,235,463
      SK Holdings Co., Ltd.............................    76,264   11,890,396
      SK Hynix, Inc....................................   645,339   27,875,764
  #   SK Innovation Co., Ltd...........................    97,552    8,284,057
  *   SK Networks Co., Ltd.............................   140,134    1,200,393
      SK Telecom Co., Ltd..............................     8,917    2,336,841
  *   Woori Bank.......................................   416,192    3,349,021
  *   Woori Bank Sponsored ADR.........................     1,026       24,265
      Woori Investment & Securities Co., Ltd...........   176,033    1,772,608
  #   Young Poong Corp.................................       326      422,464
      Youngone Corp....................................    20,576    1,055,136
      Yuhan Corp.......................................     2,021      315,420
                                                                  ------------
  TOTAL SOUTH KOREA....................................            625,529,110
                                                                  ------------
  SPAIN -- (0.1%)
      Banco Santander SA...............................   305,852    2,080,237
  #   Banco Santander SA Sponsored ADR.................   509,619    3,409,349
                                                                  ------------
  TOTAL SPAIN..........................................              5,489,586
                                                                  ------------
  TAIWAN -- (14.3%)
  #*  Acer, Inc........................................ 4,589,811    2,977,797
  #   Advanced Semiconductor Engineering, Inc.......... 6,951,929    8,729,669
      Advanced Semiconductor Engineering, Inc. ADR.....    77,739      513,855
  #   Advantech Co., Ltd...............................   321,254    2,398,762

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THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
  #   Airtac International Group.......................    117,000 $ 1,015,841
  #   Asia Cement Corp.................................  3,322,758   4,005,981
  #   Asustek Computer, Inc............................    876,180   9,157,493
  #   AU Optronics Corp................................ 20,104,873  10,930,806
  #   AU Optronics Corp. Sponsored ADR.................    326,626   1,829,106
  #   Catcher Technology Co., Ltd......................    866,429   7,576,552
  #   Cathay Financial Holding Co., Ltd................  6,968,450   9,979,036
  #   Cathay Real Estate Development Co., Ltd..........    839,000     446,078
  #   Chang Hwa Commercial Bank, Ltd...................  7,059,963   3,983,652
  #   Cheng Shin Rubber Industry Co., Ltd..............  2,128,965   5,131,725
      Cheng Uei Precision Industry Co., Ltd............    384,109     677,568
  #   Chicony Electronics Co., Ltd.....................    802,871   2,203,106
  *   China Airlines, Ltd..............................  6,872,536   3,477,463
  #   China Development Financial Holding Corp......... 20,735,121   6,809,171
      China Life Insurance Co., Ltd....................  4,229,176   3,544,843
      China Motor Corp.................................    649,000     556,927
  #*  China Petrochemical Development Corp.............  1,219,613     455,827
      China Steel Chemical Corp........................    175,000     846,173
  #   China Steel Corp................................. 12,348,932  10,461,901
  #   Chipbond Technology Corp.........................  1,413,000   2,888,227
      Chroma ATE, Inc..................................     43,000     107,175
      Chunghwa Telecom Co., Ltd........................  1,193,000   3,605,277
  #   Chunghwa Telecom Co., Ltd. ADR...................    236,502   7,104,520
  #   Clevo Co.........................................    625,075     945,857
  #   Compal Electronics, Inc..........................  8,050,541   5,870,559
      CTBC Financial Holding Co., Ltd.................. 12,313,117   7,810,884
      CTCI Corp........................................    773,000   1,221,483
  #   Delta Electronics, Inc...........................  1,992,366  12,169,179
      E.Sun Financial Holding Co., Ltd.................  9,531,402   5,863,441
  #   Eclat Textile Co., Ltd...........................    201,644   2,087,485
  #   Epistar Corp.....................................  1,258,000   2,228,650
      Eternal Materials Co., Ltd.......................    264,510     259,861
  *   Eva Airways Corp.................................  4,383,324   3,380,851
  *   Evergreen Marine Corp. Taiwan, Ltd...............  2,540,249   1,809,921
  #   Far Eastern Department Stores, Ltd...............  1,672,592   1,427,036
      Far Eastern New Century Corp.....................  4,630,221   4,660,159
      Far EasTone Telecommunications Co., Ltd..........  2,089,000   5,103,656
      Farglory Land Development Co., Ltd...............    648,393     757,278
      Feng TAY Enterprise Co., Ltd.....................    342,120   1,279,680
      First Financial Holding Co., Ltd................. 10,854,566   6,323,411
      Formosa Chemicals & Fibre Corp...................  3,611,518   7,728,121
  #   Formosa International Hotels Corp................     52,406     529,354
      Formosa Petrochemical Corp.......................  1,175,000   2,503,197
  #   Formosa Plastics Corp............................  4,659,153  11,243,633
      Formosa Taffeta Co., Ltd.........................    848,000     856,297
      Foxconn Technology Co., Ltd......................  1,364,198   3,693,764
      Fubon Financial Holding Co., Ltd.................  7,900,233  12,518,618
      Giant Manufacturing Co., Ltd.....................    295,506   2,579,176
  #   Gigasolar Materials Corp.........................     22,800     346,977
  #   Ginko International Co., Ltd.....................     45,000     441,653
  #   Gourmet Master Co., Ltd..........................     51,000     277,357
  #   HannStar Display Corp............................  5,668,660   1,395,550
      Highwealth Construction Corp.....................    930,300   1,885,663

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
  #   Hiwin Technologies Corp..........................    203,788 $ 1,676,591
      Hon Hai Precision Industry Co., Ltd.............. 13,621,302  37,376,728
      Hotai Motor Co., Ltd.............................    287,000   4,123,869
  #*  HTC Corp.........................................  1,028,235   5,097,593
      Hua Nan Financial Holdings Co., Ltd..............  8,738,812   4,857,838
  #   Innolux Corp..................................... 21,516,241  10,365,732
  #*  Inotera Memories, Inc............................  3,117,000   4,456,622
      Inventec Corp....................................  3,494,551   2,581,076
  #   Kenda Rubber Industrial Co., Ltd.................    823,091   1,665,406
  #   King Slide Works Co., Ltd........................     60,000     864,663
      King Yuan Electronics Co., Ltd...................    322,000     269,000
  #   King's Town Bank Co., Ltd........................  1,107,000   1,168,299
      Kinsus Interconnect Technology Corp..............    552,000   1,769,048
  #   Largan Precision Co., Ltd........................    105,860   8,803,058
  #   LCY Chemical Corp................................    434,123     227,553
      Lite-On Technology Corp..........................  3,777,741   4,656,144
      Lung Yen Life Service Corp.......................    132,000     352,550
  #   Makalot Industrial Co., Ltd......................     75,000     419,711
  #   MediaTek, Inc....................................  1,280,995  19,477,835
      Mega Financial Holding Co., Ltd..................  9,922,904   7,571,604
  #   Merida Industry Co., Ltd.........................    234,287   1,618,313
      Micro-Star International Co., Ltd................    588,000     655,016
      Nan Kang Rubber Tire Co., Ltd....................    534,780     560,975
      Nan Ya Plastics Corp.............................  4,175,599   8,389,766
  #*  Nan Ya Printed Circuit Board Corp................    288,000     404,644
  #   Novatek Microelectronics Corp....................    631,000   3,470,821
  #   Pegatron Corp....................................  4,309,345  11,458,892
      Phison Electronics Corp..........................    233,000   1,651,765
      Pou Chen Corp....................................  3,837,487   5,255,429
  #   Powertech Technology, Inc........................  2,140,819   3,541,690
      President Chain Store Corp.......................    696,831   5,356,744
  #   Quanta Computer, Inc.............................  2,622,000   6,389,790
  #   Radiant Opto-Electronics Corp....................    844,170   2,670,538
  #   Realtek Semiconductor Corp.......................    551,950   1,673,514
  #   Ruentex Development Co., Ltd.....................  1,092,351   1,639,880
  #   Ruentex Industries, Ltd..........................  1,008,182   2,185,573
  #*  Sanyang Motor Co., Ltd...........................    776,000     677,302
  #   ScinoPharm Taiwan, Ltd...........................    255,257     427,861
      Shin Kong Financial Holding Co., Ltd............. 14,247,661   3,971,810
  #   Siliconware Precision Industries Co., Ltd........  3,536,324   5,963,058
  #   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR....................................     67,173     575,001
      Simplo Technology Co., Ltd.......................    473,000   2,321,057
      SinoPac Financial Holdings Co., Ltd.............. 14,213,553   5,784,464
  #   St Shine Optical Co., Ltd........................     52,000     817,718
      Standard Foods Corp..............................    334,394     718,785
      Synnex Technology International Corp.............  1,555,756   2,236,299
  #   Tainan Spinning Co., Ltd.........................    317,240     171,550
  #   Taishin Financial Holding Co., Ltd............... 20,123,197   8,250,769
  *   Taiwan Business Bank.............................  6,023,145   1,748,340
      Taiwan Cement Corp...............................  5,432,720   7,334,787
      Taiwan Cooperative Financial Holding Co., Ltd....  8,665,789   4,469,322
  #   Taiwan FamilyMart Co., Ltd.......................     41,000     249,541
  #   Taiwan Fertilizer Co., Ltd.......................  1,199,000   2,088,944

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
 #   Taiwan Glass Industry Corp.......................  1,325,253 $    963,158
     Taiwan Mobile Co., Ltd...........................  1,801,300    5,939,608
 #   Taiwan Secom Co., Ltd............................    259,670      675,073
 #   Taiwan Semiconductor Manufacturing Co., Ltd...... 25,188,808  110,771,023
     Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR....................................    303,433    6,890,963
 #   Teco Electric and Machinery Co., Ltd.............  2,671,000    2,493,410
 #   Ton Yi Industrial Corp...........................  1,254,000      806,044
 #   TPK Holding Co., Ltd.............................    441,000    2,857,038
     Transcend Information, Inc.......................    258,181      822,693
     Tripod Technology Corp...........................    633,870    1,372,452
     TSRC Corp........................................    682,965      812,344
     U-Ming Marine Transport Corp.....................    559,860      865,183
     Uni-President Enterprises Corp...................  5,786,725    9,220,707
 #   Unimicron Technology Corp........................  2,304,896    1,578,474
 #   United Microelectronics Corp..................... 23,169,000   11,219,420
     Vanguard International Semiconductor Corp........  1,372,000    2,323,942
 #*  Walsin Lihwa Corp................................  4,905,000    1,514,031
     Wan Hai Lines, Ltd...............................  1,352,800    1,434,747
 #*  Winbond Electronics Corp.........................  6,597,000    2,068,471
 *   Wintek Corp......................................    604,760       35,119
     Wistron Corp.....................................  4,848,420    4,420,254
 #   WPG Holdings, Ltd................................  2,225,869    2,763,614
 #   Yageo Corp.......................................    819,278    1,467,268
 *   Yang Ming Marine Transport Corp..................  2,102,300    1,132,073
     Yuanta Financial Holding Co., Ltd................ 12,817,966    6,149,129
 #   Yulon Motor Co., Ltd.............................  1,264,000    1,845,908
 #   Yungtay Engineering Co., Ltd.....................    122,000      282,043
 #   Zhen Ding Technology Holding, Ltd................    494,700    1,386,643
                                                                  ------------
 TOTAL TAIWAN.........................................             627,234,992
                                                                  ------------
 THAILAND -- (2.7%)
     Advanced Info Service PCL........................  1,280,500    9,585,166
     Airports of Thailand PCL.........................    467,100    4,623,905
     Bangchak Petroleum PCL (The).....................    790,300      827,002
     Bangkok Bank PCL(6077019)........................    271,700    1,593,840
     Bangkok Bank PCL(6368360)........................    348,400    2,027,809
     Bangkok Dusit Medical Services PCL...............  5,300,000    3,011,916
     Bangkok Life Assurance PCL.......................    566,500      900,030
     Bangkokland PCL..................................  2,999,000      161,266
     Banpu PCL........................................  1,800,100    1,336,463
     BEC World PCL....................................    810,000    1,274,519
     Berli Jucker PCL.................................    882,600    1,085,385
     Big C Supercenter PCL(6763932)...................     24,600      181,137
     Big C Supercenter PCL(6368434)...................    333,200    2,453,443
     Bumrungrad Hospital PCL..........................    313,600    1,494,702
     Central Pattana PCL..............................  1,466,600    2,005,205
     Central Plaza Hotel PCL..........................    825,700      857,739
     CH Karnchang PCL.................................    366,000      327,085
     Charoen Pokphand Foods PCL.......................  2,881,300    2,222,818
     CP ALL PCL.......................................  3,429,100    4,347,927
     Delta Electronics Thailand PCL...................    564,200    1,279,922
     Electricity Generating PCL.......................    270,400    1,346,630
     Energy Absolute PCL..............................    665,100      508,020

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 THAILAND -- (Continued)
     Glow Energy PCL..................................    445,700 $  1,242,595
     Home Product Center PCL..........................  4,530,431    1,128,109
     Indorama Ventures PCL............................  1,887,300    1,257,047
     Intouch Holdings PCL.............................    732,700    1,807,685
     IRPC PCL......................................... 13,263,500    1,385,920
     Jasmine International PCL........................  5,107,000    1,295,084
     Kasikornbank PCL(6364766)........................     52,000      352,704
     Kasikornbank PCL(6888794)........................  1,146,600    7,847,186
     Krung Thai Bank PCL..............................  4,049,787    2,808,743
     Land & Houses PCL(6581930).......................    790,000      225,680
     Land & Houses PCL(6581941).......................  2,381,640      669,450
     Minor International PCL..........................  1,542,100    1,707,948
     Pruksa Real Estate PCL...........................  1,624,300    1,600,479
     PTT Exploration & Production PCL(B1359J0)........  1,502,655    5,004,259
     PTT Exploration & Production PCL(B1359L2)........     65,409      217,830
     PTT Global Chemical PCL..........................  2,056,972    3,550,838
     PTT PCL..........................................  1,294,700   13,686,715
     Ratchaburi Electricity Generating Holding
       PCL(6362771)...................................     81,700      149,771
     Ratchaburi Electricity Generating Holding
       PCL(6294249)...................................    603,000    1,105,408
     Robinson Department Store PCL....................    428,200      585,455
     Siam Cement PCL (The)(6609906)...................    166,400    2,531,842
     Siam Cement PCL (The)(6609928)...................    126,100    1,910,956
     Siam City Cement PCL.............................    146,013    1,909,366
     Siam Commercial Bank PCL (The)...................  1,203,066    6,597,933
     Siam Global House PCL............................  1,033,316      372,537
     Supalai PCL......................................    577,900      430,821
     Thai Oil PCL.....................................  1,156,900    1,811,522
     Thai Union Frozen Products PCL...................  2,303,440    1,534,219
     Thaicom PCL......................................    386,700      460,779
     Thanachart Capital PCL...........................    282,200      286,683
     TMB Bank PCL..................................... 17,270,700    1,635,783
     Total Access Communication PCL(B1YWK08)..........    940,900    2,702,249
     Total Access Communication PCL(B231MK7)..........    214,100      614,892
 *   True Corp. PCL...................................  9,031,193    3,752,650
     TTW PCL..........................................  1,299,500      488,355
                                                                  ------------
 TOTAL THAILAND.......................................             118,121,422
                                                                  ------------
 TURKEY -- (1.8%)
     Akbank TAS.......................................  1,920,824    6,997,664
     Akcansa Cimento A.S..............................     26,424      186,365
 *   Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    182,234    1,598,909
 #   Arcelik A.S......................................    401,933    2,554,413
 #   Aselsan Elektronik Sanayi Ve Ticaret A.S.........    114,602      555,973
     BIM Birlesik Magazalar A.S.......................    266,547    5,378,963
     Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..     29,778      131,653
     Coca-Cola Icecek A.S.............................     87,295    1,760,205
     Enka Insaat ve Sanayi A.S........................    350,744      708,609
     Eregli Demir ve Celik Fabrikalari TAS............  2,552,986    4,576,823
     Ford Otomotiv Sanayi A.S.........................     97,226    1,348,393
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class A...................................    163,549      158,566
 #*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class B...................................     85,031       95,937
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class D...................................  1,229,168    1,005,526
     KOC Holding A.S..................................    612,841    3,177,742

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THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 TURKEY -- (Continued)
 #   Koza Altin Isletmeleri A.S.......................    85,671 $      677,590
 #*  Migros Ticaret A.S...............................    33,309        311,414
 #   Petkim Petrokimya Holding A.S....................   342,895        534,583
     TAV Havalimanlari Holding A.S....................   207,173      1,545,348
     Tofas Turk Otomobil Fabrikasi A.S................   171,952      1,144,657
     Tupras Turkiye Petrol Rafinerileri A.S...........    80,671      1,748,444
 *   Turk Hava Yollari................................ 1,104,888      4,216,704
     Turk Telekomunikasyon A.S........................   601,705      1,800,206
 #   Turk Traktor ve Ziraat Makineleri A.S............    16,448        543,307
 #*  Turkcell Iletisim Hizmetleri A.S.................   744,933      4,288,467
 #*  Turkcell Iletisim Hizmetleri A.S. ADR............    73,838      1,066,221
     Turkiye Garanti Bankasi A.S...................... 2,416,220     10,159,691
     Turkiye Halk Bankasi A.S.........................   731,737      4,698,565
     Turkiye Is Bankasi............................... 1,624,924      4,710,282
     Turkiye Sinai Kalkinma Bankasi A.S...............    34,301         28,497
     Turkiye Sise ve Cam Fabrikalari A.S.............. 1,402,325      2,189,005
     Turkiye Vakiflar Bankasi Tao..................... 1,226,406      2,849,157
     Ulker Biskuvi Sanayi A.S.........................   185,271      1,465,645
     Yapi ve Kredi Bankasi A.S........................   961,492      1,987,660
                                                                 --------------
 TOTAL TURKEY.........................................               76,201,184
                                                                 --------------
 TOTAL COMMON STOCKS..................................            4,011,481,291
                                                                 --------------
 PREFERRED STOCKS -- (3.1%)
 BRAZIL -- (3.0%)
     AES Tiete SA.....................................   135,998        840,086
     Banco Bradesco SA................................ 2,276,095     28,690,852
     Braskem SA Class A...............................    73,800        342,543
     Centrais Eletricas Brasileiras SA Class B........   255,800        586,945
     Cia Brasileira de Distribuicao...................   145,209      4,842,341
     Cia de Gas de Sao Paulo COMGAS Class A...........    22,527        376,085
     Cia de Transmissao de Energia Eletrica Paulista..    62,158        908,173
     Cia Energetica de Minas Gerais................... 1,162,024      5,159,533
     Cia Energetica de Sao Paulo Class B..............   292,210      2,558,610
     Cia Paranaense de Energia........................    96,800      1,121,603
     Empresa Nacional de Comercio Redito e
       Participacoes SA...............................       380          3,817
     Gerdau SA........................................   836,068      2,844,671
     Itau Unibanco Holding SA......................... 3,144,864     38,594,012
     Itau Unibanco Holding SA ADR.....................   128,657      1,559,319
     Lojas Americanas SA..............................   650,083      3,766,701
 *   Oi SA............................................   383,892        708,034
     Petroleo Brasileiro SA...........................   935,300      2,846,825
     Petroleo Brasileiro SA Sponsored ADR............. 1,791,306     11,016,532
     Suzano Papel e Celulose SA Class A...............   550,771      2,240,373
     Telefonica Brasil SA.............................   296,274      5,477,227
 *   Usinas Siderurgicas de Minas Gerais SA Class A...   609,817        761,348
     Vale SA.......................................... 1,744,491     10,814,871

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
  BRAZIL -- (Continued)
  #     Vale SA Sponsored ADR.......................    483,572 $    3,027,161
                                                                --------------
  TOTAL BRAZIL......................................               129,087,662
                                                                --------------
  CHILE -- (0.0%)
        Embotelladora Andina SA Class B.............      9,255         26,052
                                                                --------------
  COLOMBIA -- (0.1%)
        Banco Davivienda SA.........................    128,737      1,351,738
        Bancolombia SA..............................     30,330        358,988
        Grupo Aval Acciones y Valores...............  2,202,589      1,159,970
        Grupo de Inversiones Suramericana SA........     88,842      1,267,091
                                                                --------------
  TOTAL COLOMBIA....................................                 4,137,787
                                                                --------------
  TOTAL PREFERRED STOCKS............................               133,251,501
                                                                --------------
  SECURITIES LENDING COLLATERAL -- (5.3%)
  (S)@  DFA Short Term Investment Fund.............. 20,224,861    234,001,641
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $3,361,376,561)^^.........................            $4,378,734,433
                                                                ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil..................... $ 90,674,286 $  154,744,119   --    $  245,418,405
   Chile......................   28,272,668     34,283,925   --        62,556,593
   China......................  137,936,684    519,590,284   --       657,526,968
   Colombia...................   22,891,199         16,058   --        22,907,257
   Czech Republic.............           --      8,443,565   --         8,443,565
   Egypt......................           --      6,009,633   --         6,009,633
   Greece.....................           --     17,303,893   --        17,303,893
   Hungary....................           --      8,316,757   --         8,316,757
   India......................   36,371,117    388,472,090   --       424,843,207
   Indonesia..................    2,519,418    138,401,054   --       140,920,472
   Malaysia...................           --    176,040,668   --       176,040,668
   Mexico.....................  212,976,290             --   --       212,976,290
   Peru.......................   12,335,494             --   --        12,335,494
   Philippines................    2,659,129     64,657,807   --        67,316,936
   Poland.....................           --     74,809,464   --        74,809,464
   Russia.....................    4,595,126     66,385,071   --        70,980,197
   South Africa...............   40,169,673    310,029,525   --       350,199,198
   South Korea................   24,934,508    600,594,602   --       625,529,110
   Spain......................    5,489,586             --   --         5,489,586
   Taiwan.....................   16,913,445    610,321,547   --       627,234,992
   Thailand...................  118,121,422             --   --       118,121,422
   Turkey.....................    1,066,221     75,134,963   --        76,201,184
Preferred Stocks
   Brazil.....................   16,364,360    112,723,302   --       129,087,662
   Chile......................           --         26,052   --            26,052
   Colombia...................    4,137,787             --   --         4,137,787
Securities Lending Collateral.           --    234,001,641   --       234,001,641
                               ------------ --------------   --    --------------
TOTAL......................... $778,428,413 $3,600,306,020   --    $4,378,734,433
                               ============ ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (87.3%)
  ARGENTINA -- (0.0%)
  *   Ferrum SA de Ceramica y Metalurgia...............         1 $         1
                                                                  -----------
  BRAZIL -- (5.2%)
  *   Abril Educacao SA................................   769,344   2,779,901
      AES Tiete SA.....................................   331,347   1,686,481
      Aliansce Shopping Centers SA.....................   873,364   5,223,132
      ALL--America Latina Logistica SA................. 2,092,128   3,016,341
      Alpargatas SA....................................    68,203     202,080
      Alupar Investimento SA...........................   324,900   2,305,607
      Arezzo Industria e Comercio SA...................   413,735   3,617,149
  *   B2W Cia Digital..................................   996,222   8,509,857
  *   Banco ABC Brasil SA..............................    18,683      79,028
      Banco Alfa de Investimento SA....................       500       1,101
  *   Banco Mercantil do Brasil SA.....................     1,327       2,965
      Bematech SA......................................   450,437   1,731,863
  *   BHG SA--Brazil Hospitality Group.................   185,702   1,196,463
      Brasil Brokers Participacoes SA.................. 1,316,211   1,321,098
      Brasil Insurance Participacoes e Administracao SA 572,226 429,364 BrasilAgro--Co. Brasileira de Propriedades
        Agricolas......................................    48,100     151,322
  *   Brazil Pharma SA................................. 1,051,300     436,955
      Cia de Locacao das Americas......................   238,200     325,007
      Cia de Saneamento de Minas Gerais-COPASA.........   597,421   3,777,288
      Cia Hering....................................... 1,431,490   9,704,203
  *   Cia Providencia Industria e Comercio SA..........    99,750     302,208
      Contax Participacoes SA..........................   246,335     974,708
  *   CR2 Empreendimentos Imobiliarios SA..............     9,400       8,986
      Cyrela Brazil Realty SA Empreendimentos e
        Participacoes.................................. 2,078,100   8,367,848
      Cyrela Commercial Properties SA Empreendimentos
        e Participacoes................................    46,800     189,539
      Dimed SA Distribuidora da Medicamentos...........       700      53,475
      Direcional Engenharia SA.........................   810,509   1,963,406
      Duratex SA....................................... 2,091,200   5,781,932
      EcoRodovias Infraestrutura e Logistica SA........ 1,562,100   6,025,234
      EDP--Energias do Brasil SA....................... 3,333,695  10,716,776
      Equatorial Energia SA............................ 1,890,462  17,550,173
      Estacio Participacoes SA.........................   929,404   5,787,443
      Eternit SA....................................... 1,254,378   1,446,981
      Even Construtora e Incorporadora SA.............. 2,474,467   4,007,039
      Ez Tec Empreendimentos e Participacoes SA........   519,358   3,178,931
  *   Fertilizantes Heringer SA........................   176,800     250,383
      Fleury SA........................................   686,851   3,539,755
      Fras-Le SA.......................................    37,875      53,900
      Gafisa SA........................................ 2,762,200   1,942,359
  #   Gafisa SA ADR.................................... 1,246,302   1,782,212
  *   General Shopping Brasil SA.......................   126,117     279,530
  #   Gol Linhas Aereas Inteligentes SA ADR............   195,800     881,100
      Grendene SA......................................   832,434   4,305,606
      Guararapes Confeccoes SA.........................    64,100   1,874,047
      Helbor Empreendimentos SA........................ 1,228,893   1,784,280
  *   IdeiasNet SA.....................................   463,300     254,557
      Iguatemi Empresa de Shopping Centers SA..........   667,200   6,039,197
  *   Industria de Bebidas Antarctica Polar SA.........    23,000          --
      Industrias Romi SA...............................   168,200     126,419

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  BRAZIL -- (Continued)
      International Meal Co. Holdings SA...............    492,394 $ 1,410,037
      Iochpe-Maxion SA.................................    701,308   2,916,262
      JHSF Participacoes SA............................    825,347     661,122
      Joao Fortes Engenharia SA........................     66,552     124,014
      JSL SA...........................................    640,300   2,579,480
      Kepler Weber SA..................................    131,446   1,867,352
      Kroton Educacional SA............................    583,140   2,684,810
      Light SA.........................................  1,194,407   6,311,083
      Linx SA..........................................     49,100     861,430
      Localiza Rent a Car SA...........................    142,052   1,850,337
  *   Log-in Logistica Intermodal SA...................    470,450     604,182
      LPS Brasil Consultoria de Imoveis SA.............    609,479   1,295,730
      Magnesita Refratarios SA.........................  1,325,571     925,811
      Mahle-Metal Leve SA Industria e Comercio.........    399,800   2,976,944
      Marcopolo SA.....................................     28,000      27,884
  *   Marfrig Global Foods SA..........................  2,904,059   5,444,917
      Marisa Lojas SA..................................    485,864   2,648,344
      Mills Estruturas e Servicos de Engenharia SA.....    710,926   1,511,565
  *   Minerva SA.......................................  1,357,569   4,378,440
      MRV Engenharia e Participacoes SA................  3,451,664   8,930,543
      Multiplus SA.....................................    469,584   6,072,934
      Odontoprev SA....................................  3,083,796  11,865,863
  *   Paranapanema SA..................................  1,474,156   1,075,294
  *   PDG Realty SA Empreendimentos e Participacoes.... 11,912,853   2,317,986
      Portobello SA....................................    244,400     364,415
      Positivo Informatica SA..........................      3,200       2,384
      Profarma Distribuidora de Produtos Farmaceuticos
        SA.............................................    157,763     406,603
      QGEP Participacoes SA............................    801,694   1,702,473
  *   Qualicorp SA.....................................    505,400   5,009,957
      Raia Drogasil SA.................................  1,124,075  10,765,277
      Redentor Energia SA..............................      7,800      11,210
      Restoque Comercio e Confeccoes de Roupas SA......    848,808   2,350,846
      Rodobens Negocios Imobiliarios SA................    168,138     622,214
  *   Rossi Residencial SA.............................    646,746     510,383
      Santos Brasil Participacoes SA...................    426,488   2,188,071
      Sao Carlos Empreendimentos e Participacoes SA....     47,859     538,196
      Sao Martinho SA..................................    473,662   6,025,138
      SLC Agricola SA..................................    553,618   2,955,199
      Smiles SA........................................    335,300   5,278,368
      Sonae Sierra Brasil SA...........................    253,046   1,476,532
  *   Springs Global Participacoes SA..................    229,688      76,185
      Sul America SA...................................  1,801,909   7,684,096
  *   T4F Entretenimento SA............................    213,800     191,914
      Technos SA.......................................    203,400     504,852
      Tecnisa SA.......................................  1,078,756   1,260,182
      Tegma Gestao Logistica...........................    257,235   1,331,216
      Tempo Participacoes SA...........................    299,602     382,352
      Tereos Internacional SA..........................    635,183     243,823
      Totvs SA.........................................  1,153,600  14,447,162
  *   TPI--Triunfo Participacoes e Investimentos SA....    334,301     613,974
      Transmissora Alianca de Energia Eletrica SA......    563,700   4,134,345
      Trisul SA........................................     37,542      38,896
      UNICASA Industria de Moveis SA...................    110,500      86,970

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 BRAZIL -- (Continued)
     Valid Solucoes e Servicos de Seguranca em Meios
       de Pagamento e Identificacao S.A...............    567,350 $  8,118,261
 *   Vanguarda Agro SA................................  1,753,336      634,758
 *   Via Varejo SA....................................    205,862      495,619
                                                                  ------------
 TOTAL BRAZIL.........................................             287,759,464
                                                                  ------------
 CHILE -- (1.1%)
     Banmedica SA.....................................  1,697,057    2,950,907
     Besalco SA.......................................  2,277,748    1,124,560
     Bupa Chile SA....................................    794,071      631,041
     CAP SA...........................................     98,858      243,043
     Cementos BIO BIO SA..............................    452,622      361,671
 *   Cia Pesquera Camanchaca SA.......................    194,645        9,964
 *   Cia Sud Americana de Vapores SA.................. 65,095,514    2,188,680
     Cintac SA........................................    324,650       51,249
 *   Clinica LAS Condes SA............................        349       21,050
     Cristalerias de Chile SA.........................    156,836    1,064,524
     E.CL SA..........................................  4,332,381    6,743,263
     Empresa Electrica Pilmaiquen SA..................     46,897      214,894
 *   Empresas AquaChile SA............................  1,281,212      827,239
     Empresas Hites SA................................  1,245,628      408,793
     Empresas Iansa SA................................ 23,220,040      616,719
 *   Empresas La Polar SA.............................  5,705,798      207,692
     Enjoy SA.........................................  1,299,391      116,864
     Forus SA.........................................    757,778    2,749,175
     Gasco SA.........................................    224,390    1,910,266
     Grupo Security SA................................  1,921,812      588,415
     Inversiones Aguas Metropolitanas SA..............  3,525,589    5,455,403
     Inversiones La Construccion SA...................    150,027    1,796,271
 *   Latam Airlines Group SA..........................    134,619    1,390,214
     Masisa SA........................................ 14,224,085      394,773
     Molibdenos y Metales SA..........................      5,009       38,861
 *   Multiexport Foods SA.............................  3,502,735      702,559
     Parque Arauco SA.................................  5,929,777   10,528,308
     PAZ Corp. SA.....................................  1,320,749      729,443
     Ripley Corp. SA..................................  6,413,974    2,640,085
     Salfacorp SA.....................................  2,363,922    1,573,927
     Sigdo Koppers SA.................................    735,025      995,460
     Sociedad Matriz SAAM SA.......................... 31,605,884    2,243,399
     Socovesa SA......................................  2,895,998      576,756
 *   Tech Pack SA.....................................    272,888      114,247
     Vina Concha y Toro SA............................  4,608,688    8,378,650
     Vina Concha y Toro SA Sponsored ADR..............      2,025       73,913
     Vina San Pedro Tarapaca SA....................... 30,612,987      236,477
                                                                  ------------
 TOTAL CHILE..........................................              60,898,755
                                                                  ------------
 CHINA -- (12.9%)
 #   361 Degrees International, Ltd...................  3,581,000    1,024,386
 *   Active Group Holdings, Ltd.......................  1,322,000      156,166
 #   Agile Property Holdings, Ltd.....................  9,275,500    5,626,297
     Ajisen China Holdings, Ltd.......................  2,961,000    1,715,099
 *   Alibaba Health Information Technology, Ltd.......  4,049,200    2,650,921
 *   Alibaba Pictures Group, Ltd...................... 10,260,000    2,023,314

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  CHINA -- (Continued)
      AMVIG Holdings, Ltd..............................  2,228,000 $1,088,718
      Angang Steel Co., Ltd. Class H...................  2,364,000  1,748,774
  #   Anhui Expressway Co., Ltd. Class H...............  2,746,000  1,989,613
  #   Anta Sports Products, Ltd........................  2,562,000  4,535,858
  #   Anton Oilfield Services Group....................  6,166,000  1,194,384
      Anxin-China Holdings, Ltd........................ 14,967,000  1,021,692
      Asia Cement China Holdings Corp..................  2,639,000  1,353,696
  #*  Asian Citrus Holdings, Ltd.......................  3,627,000    388,439
      Ausnutria Dairy Corp., Ltd.......................    365,000    127,414
  *   AVIC International Holdings, Ltd.................  1,606,000  1,121,699
      AviChina Industry & Technology Co., Ltd. Class H. 10,706,788  6,931,787
  #   Baoxin Auto Group, Ltd...........................  3,042,000  1,753,109
      Baoye Group Co., Ltd. Class H....................  1,860,000  1,077,950
      Beijing Capital International Airport Co., Ltd.
        Class H........................................  9,730,000  9,219,801
      Beijing Capital Land, Ltd. Class H...............  6,196,500  2,856,701
  #   Beijing Jingneng Clean Energy Co., Ltd. Class H..  6,150,000  2,459,270
      Beijing North Star Co., Ltd. Class H.............  5,028,000  1,584,855
  #*  Beijing Properties Holdings, Ltd.................  1,580,000    120,178
      Billion Industrial Holdings, Ltd.................     26,000     12,305
  #   Biostime International Holdings, Ltd.............    913,000  2,481,910
  #   Bloomage Biotechnology Corp., Ltd................    927,500  1,535,017
  #   Boer Power Holdings, Ltd.........................  1,689,000  1,840,051
  #   Bosideng International Holdings, Ltd............. 15,182,000  1,949,868
      BYD Electronic International Co., Ltd............  4,058,815  4,255,672
      C C Land Holdings, Ltd...........................  8,048,343  1,386,103
      C.banner International Holdings, Ltd.............     62,000     18,160
      Carrianna Group Holdings Co., Ltd................  2,127,257    254,733
      CECEP COSTIN New Materials Group, Ltd............  1,576,000    660,816
      Central China Real Estate, Ltd...................  3,972,626    991,442
  #   Changshouhua Food Co., Ltd.......................  1,751,000  1,203,340
  #*  Chaoda Modern Agriculture Holdings, Ltd..........  6,771,138    473,980
  #   Chaowei Power Holdings, Ltd......................  3,086,000  1,289,217
  *   Chigo Holding, Ltd............................... 24,026,000    516,381
  #   China Aerospace International Holdings, Ltd...... 13,748,500  1,730,706
      China Agri-Industries Holdings, Ltd.............. 11,847,800  4,800,730
  #   China All Access Holdings, Ltd...................  3,184,000  1,066,828
      China Animal Healthcare, Ltd.....................  3,671,000  2,474,053
      China Aoyuan Property Group, Ltd.................  6,676,000  1,074,554
  *   China Automation Group, Ltd......................  3,303,000    382,867
      China BlueChemical, Ltd.......................... 10,006,000  3,478,406
  *   China Chengtong Development Group, Ltd...........  2,808,000    167,250
      China Child Care Corp., Ltd......................  3,156,000    500,816
      China Communications Services Corp., Ltd.
        Class H........................................ 12,808,000  5,784,072
  *   China Culiangwang Beverages Holdings, Ltd........    829,500     46,821
  #   China Datang Corp. Renewable Power Co., Ltd.
        Class H........................................ 14,482,000  2,085,197
  #   China Dongxiang Group Co., Ltd................... 13,246,985  2,234,809
  #*  China Dredging Environment Protection Holdings,
        Ltd............................................  3,088,000    542,309
  *   China Energine International Holdings, Ltd.......  2,306,000    248,602
      China Everbright, Ltd............................  3,554,000  7,667,511
  #   China Fiber Optic Network System Group, Ltd......  5,540,000  1,348,625
  *   China Fire Safety Enterprise Group, Ltd..........  1,875,000    144,894
  #*  China Foods, Ltd.................................  4,416,000  1,456,485
      China Glass Holdings, Ltd........................  4,522,000    581,294

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  CHINA -- (Continued)
  *   China High Precision Automation Group, Ltd.......  1,289,000 $   38,035
  *   China High Speed Transmission Equipment Group
        Co., Ltd.......................................  5,770,000  4,073,827
  #   China Hongqiao Group, Ltd........................  3,378,000  2,154,017
  *   China Household Holdings, Ltd....................  7,490,000    512,067
  #*  China Huiyuan Juice Group, Ltd...................  3,440,000  1,120,897
  #   China ITS Holdings Co., Ltd......................  4,003,412    480,035
  #*  China Jiuhao Health Industry Corp., Ltd..........  5,180,000    467,732
  #   China Lesso Group Holdings, Ltd..................  6,105,000  2,952,209
      China Lilang, Ltd................................  2,817,000  1,769,767
  #*  China Lumena New Materials Corp.................. 14,530,000    878,570
  #   China Machinery Engineering Corp. Class H........  3,624,000  3,074,981
      China Medical System Holdings, Ltd...............  5,090,500  8,791,500
  #   China Merchants Land, Ltd........................  6,844,000    970,548
  #*  China Metal Recycling Holdings, Ltd..............  2,401,686    547,732
  *   China Mining Resources Group, Ltd................    414,000      3,513
  #*  China Modern Dairy Holdings, Ltd.................  9,767,000  3,140,690
      China National Materials Co., Ltd................  6,843,000  1,819,408
  *   China New Town Development Co., Ltd..............  7,713,148    431,484
  #   China Oceanwide Holdings, Ltd....................  7,098,000    763,492
  #   China Oil & Gas Group, Ltd....................... 23,660,000  3,048,509
      China Outfitters Holdings, Ltd...................     24,000      2,764
  #   China Overseas Grand Oceans Group, Ltd...........  4,992,500  2,625,483
  #   China Power International Development, Ltd....... 14,210,000  8,177,667
  #*  China Power New Energy Development Co., Ltd...... 31,840,000  1,942,378
  #*  China Precious Metal Resources Holdings Co., Ltd. 21,946,318  1,926,711
  *   China Properties Group, Ltd......................  2,464,000    415,821
  *   China Qinfa Group, Ltd...........................  2,656,000     87,946
  #*  China Rare Earth Holdings, Ltd...................  7,432,000  1,229,795
  #*  China Rongsheng Heavy Industries Group Holdings,
        Ltd............................................ 15,127,500  1,373,062
  *   China Ruifeng Renewable Energy, Ltd..............    468,000     65,804
  #   China Sanjiang Fine Chemicals Co., Ltd...........  3,157,000    936,555
  #*  China SCE Property Holdings, Ltd.................  6,589,200  1,268,499
  #   China Shanshui Cement Group, Ltd................. 10,313,000  4,595,422
      China Shineway Pharmaceutical Group, Ltd.........  1,696,200  2,657,338
  #*  China Shipping Container Lines Co., Ltd. Class H.  4,288,000  1,351,199
  #*  China Shipping Development Co., Ltd. Class H.....  8,656,000  6,147,646
  #   China Singyes Solar Technologies Holdings, Ltd...  2,768,200  3,868,377
  #   China South City Holdings, Ltd................... 12,770,000  4,193,524
      China Southern Airlines Co., Ltd. Class H........     22,000     11,715
      China Starch Holdings, Ltd.......................  6,470,000    142,700
  #   China Suntien Green Energy Corp., Ltd. Class H...  9,955,000  2,214,431
  *   China Taifeng Beddings Holdings, Ltd.............  1,500,000    187,004
  *   China Taiping Insurance Holdings Co., Ltd........  1,974,820  6,074,195
  #*  China Tian Lun Gas Holdings, Ltd.................    876,000    918,274
  *   China Tianyi Holdings, Ltd.......................  2,336,000    217,424
  *   China Tontine Wines Group, Ltd...................  1,610,000     57,112
  #*  China Traditional Chinese Medicine Co., Ltd......  2,158,000  1,405,614
      China Travel International Investment Hong Kong,
        Ltd............................................ 14,349,900  4,764,410
      China Vanadium Titano--Magnetite Mining Co., Ltd.  6,231,000    569,451
  #   China Water Affairs Group, Ltd...................  6,502,000  3,069,751
  #*  China Water Industry Group, Ltd..................  2,272,000    426,463
  *   China WindPower Group, Ltd....................... 25,974,964  1,582,173
  #*  China Yurun Food Group, Ltd......................  8,254,000  3,173,094

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China ZhengTong Auto Services Holdings, Ltd......  4,789,000 $ 2,403,415
  *   China Zhongsheng Resources Holdings, Ltd.........  1,420,000      65,499
  #   China Zhongwang Holdings, Ltd....................  8,740,800   3,844,760
  *   Chinasoft International, Ltd.....................  6,164,000   1,963,512
  *   Chinese People Holdings Co., Ltd................. 11,425,709     186,599
  *   Chongqing Iron & Steel Co., Ltd. Class H.........  2,247,400     453,030
      Chongqing Machinery & Electric Co., Ltd. Class H.  6,936,000   1,068,540
  *   Chu Kong Petroleum & Natural Gas Steel Pipe
        Holdings, Ltd..................................  2,662,000     668,462
  #   CIMC Enric Holdings, Ltd.........................  2,868,000   2,197,462
  *   CITIC Dameng Holdings, Ltd.......................  1,299,000      94,994
  #*  CITIC Resources Holdings, Ltd.................... 13,066,600   1,714,062
      Citychamp Watch & Jewellery Group, Ltd........... 11,388,000   1,394,719
      Clear Media, Ltd.................................    251,000     249,201
  *   CNNC International, Ltd..........................    417,000     159,363
  *   Coastal Greenland, Ltd...........................  5,672,000     165,534
  #   Comba Telecom Systems Holdings, Ltd..............  5,265,234   1,269,119
  #*  Comtec Solar Systems Group, Ltd..................  4,320,000     543,428
      Coolpad Group, Ltd............................... 13,696,000   2,776,294
  #   Cosco International Holdings, Ltd................  2,703,000   1,107,908
      COSCO Pacific, Ltd...............................    551,792     802,741
  *   Coslight Technology International Group Co., Ltd.    728,000     445,552
  #   CP Pokphand Co., Ltd............................. 25,710,594   2,914,637
      CPMC Holdings, Ltd...............................  2,191,000   1,171,520
  *   DaChan Food Asia, Ltd............................  1,725,955     201,042
  #   Dah Chong Hong Holdings, Ltd.....................  4,452,000   2,606,998
  #   Dalian Port PDA Co., Ltd. Class H................  6,070,000   2,076,860
      DaMing International Holdings, Ltd...............    666,000     190,792
  #   Daphne International Holdings, Ltd...............  6,410,000   2,055,430
  #   Dawnrays Pharmaceutical Holdings, Ltd............  2,630,943   1,812,035
  #*  DBA Telecommunication Asia Holdings, Ltd.........  2,108,000     103,601
      Digital China Holdings, Ltd......................  5,085,800   4,804,288
  #   Dongfang Electric Corp., Ltd. Class H............    183,600     402,201
  #   Dongjiang Environmental Co., Ltd. Class H........     76,150     263,876
      Dongyue Group, Ltd...............................  7,163,000   2,493,512
  #*  Dynasty Fine Wines Group, Ltd....................  1,614,000      56,213
      Embry Holdings, Ltd..............................    473,000     244,871
      EVA Precision Industrial Holdings, Ltd...........  5,958,435   1,416,687
  *   EverChina International Holdings Co., Ltd........ 17,180,000     660,640
      Evergreen International Holdings, Ltd............  1,246,000     134,442
  *   Extrawell Pharmaceutical Holdings, Ltd...........    977,921      40,933
  #   Fantasia Holdings Group Co., Ltd................. 11,352,000   1,125,368
  #   First Tractor Co., Ltd. Class H..................  3,351,176   2,458,640
      Franshion Properties China, Ltd.................. 22,672,300   6,656,589
      Freetech Road Recycling Technology Holdings, Ltd.  1,737,000     238,686
  #   Fufeng Group, Ltd................................  6,004,600   3,033,477
  *   GCL-Poly Energy Holdings, Ltd....................  5,697,000   1,244,383
  #   Geely Automobile Holdings, Ltd................... 26,870,000  11,042,848
  *   Global Bio-Chem Technology Group Co., Ltd........  9,996,800     289,222
  *   Global Sweeteners Holdings, Ltd..................    770,951      40,051
  *   Glorious Property Holdings, Ltd.................. 14,915,501   1,710,198
      Goldbond Group Holdings, Ltd.....................    210,000       8,128
  #   Golden Eagle Retail Group, Ltd...................  3,089,000   3,682,320
  #   Golden Meditech Holdings, Ltd....................  4,855,193     680,209

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
  #*  Goldin Properties Holdings, Ltd..................    882,000 $   503,494
      Goldlion Holdings, Ltd...........................  1,104,962     474,472
      GOME Electrical Appliances Holding, Ltd.......... 53,317,000   7,407,826
      Good Friend International Holdings, Inc..........    404,667     114,926
  #   Goodbaby International Holdings, Ltd.............  3,586,000   1,129,319
  #   Greatview Aseptic Packaging Co., Ltd.............  3,949,000   1,805,210
  #   Greenland Hong Kong Holdings, Ltd................  2,101,000     819,284
  #   Greentown China Holdings, Ltd....................  4,381,648   3,889,669
  #*  Guangdong Land Holdings, Ltd.....................  4,396,800   1,129,410
      Guangshen Railway Co., Ltd. Class H..............  7,452,000   3,853,890
      Guangshen Railway Co., Ltd. Sponsored ADR........      5,067     129,817
      Guangzhou R&F Properties Co., Ltd................  1,181,600   1,353,327
  #   Guodian Technology & Environment Group Corp.,
        Ltd. Class H...................................  4,176,000     520,290
      Hainan Meilan International Airport Co., Ltd.
        Class H........................................    720,000     584,470
      Haitian International Holdings, Ltd..............  2,687,000   5,223,353
  #   Hanergy Thin Film Power Group, Ltd............... 42,960,000  19,901,830
      Harbin Electric Co., Ltd. Class H................  4,287,413   3,065,840
      Henderson Investment, Ltd........................    596,000      52,147
  *   Heng Tai Consumables Group, Ltd.................. 13,916,453     156,769
  #   Hengdeli Holdings, Ltd........................... 12,969,399   2,415,951
  #*  Hidili Industry International Development, Ltd...  5,079,000     438,947
  #   Hilong Holding, Ltd..............................  3,965,000   1,224,094
  *   Hisense Kelon Electrical Holdings Co., Ltd.
        Class H........................................  2,030,000   1,646,627
  *   HKC Holdings, Ltd................................ 19,289,447     632,466
  #   Honghua Group, Ltd...............................  8,912,000   1,091,208
      Hopefluent Group Holdings, Ltd...................    787,670     239,300
  #   Hopewell Highway Infrastructure, Ltd.............  4,662,000   2,253,290
  #*  Hopson Development Holdings, Ltd.................  3,760,000   3,333,501
  #   HOSA International, Ltd..........................  1,648,000     675,392
      Hua Han Bio-Pharmaceutical Holdings, Ltd......... 12,185,132   2,917,643
  *   Hua Lien International Holding Co., Ltd..........    998,000      41,661
      Huabao International Holdings, Ltd............... 10,105,014   7,962,538
      Huaneng Renewables Corp., Ltd. Class H........... 15,688,000   5,584,159
  #*  Hunan Nonferrous Metal Corp., Ltd. Class H....... 10,634,000   5,504,556
      Inspur International, Ltd........................  2,056,000     437,348
      Intime Retail Group Co., Ltd.....................  6,140,500   3,776,648
  *   Jinchuan Group International Resources Co., Ltd..  2,262,000     133,338
      Jingwei Textile Machinery Class H................  1,272,000   1,568,636
  #   Ju Teng International Holdings, Ltd..............  4,826,000   2,544,821
      Jutal Offshore Oil Services, Ltd.................    728,000     106,148
  *   Kai Yuan Holdings, Ltd........................... 15,260,000     157,086
  #   Kaisa Group Holdings, Ltd........................  9,828,000   2,028,404
      Kasen International Holdings, Ltd................    222,000      27,264
      Kingboard Chemical Holdings, Ltd.................  3,762,921   6,076,176
      Kingboard Laminates Holdings, Ltd................  5,419,000   2,295,555
  #*  Kingdee International Software Group Co., Ltd....  9,027,200   2,918,526
  #   Kingsoft Corp., Ltd..............................  2,179,000   5,192,696
      KWG Property Holding, Ltd........................ 10,280,950   6,632,061
  *   Labixiaoxin Snacks Group, Ltd....................  2,222,000     231,396
      Lai Fung Holdings, Ltd........................... 26,531,614     521,532
  #   Le Saunda Holdings, Ltd..........................  1,778,000     655,043
      Lee & Man Chemical Co., Ltd......................    998,785     522,045
      Lee & Man Paper Manufacturing, Ltd...............  8,268,000   4,341,032

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
  CHINA -- (Continued)
  *   Leoch International Technology, Ltd..............   1,436,000 $  201,599
  *   Li Ning Co., Ltd.................................     182,395     79,820
  #*  Lianhua Supermarket Holdings Co., Ltd. Class H...   2,144,600  1,036,692
  #*  Lifetech Scientific Corp.........................   4,496,000    855,871
      Lijun International Pharmaceutical Holding Co.,
        Ltd............................................   9,408,000  4,394,212
  *   Lingbao Gold Co., Ltd. Class H...................     682,000    120,586
      Livzon Pharmaceutical Group, Inc. Class H........     154,300    857,989
  *   LK Technology Holdings, Ltd......................     837,500     59,705
      Lonking Holdings, Ltd............................  12,626,000  2,388,372
  *   Loudong General Nice Resources China Holdings,
        Ltd............................................   7,842,140    618,128
  *   Maanshan Iron & Steel Co., Ltd. Class H..........   9,564,000  2,598,071
      Maoye International Holdings, Ltd................   6,490,000    969,614
  #*  Microport Scientific Corp........................   2,233,000    976,303
  #   MIE Holdings Corp................................   5,568,000    631,538
      MIN XIN Holdings, Ltd............................     490,000    364,029
  #*  Mingfa Group International Co., Ltd..............   6,516,000  2,131,800
  *   Mingyuan Medicare Development Co., Ltd...........   6,950,000    185,415
      Minmetals Land, Ltd..............................   6,738,000    771,779
  #   Minth Group, Ltd.................................   3,199,000  6,659,414
  #   MMG, Ltd.........................................   8,022,000  2,295,838
      MOBI Development Co., Ltd........................   1,466,000    303,535
  *   Nan Hai Corp., Ltd...............................  29,650,000    159,649
      Nature Home Holding Co., Ltd.....................     520,000     84,482
  #   NetDragon Websoft, Inc...........................     979,544  1,715,515
      New World Department Store China, Ltd............   2,581,462    712,356
  #   Nine Dragons Paper Holdings, Ltd.................   9,746,000  7,134,177
  #*  North Mining Shares Co., Ltd.....................  19,560,000    840,144
  #   NVC Lighting Holdings, Ltd.......................   7,010,000  1,200,389
  *   O-Net Communications Group, Ltd..................   1,308,000    276,274
      Overseas Chinese Town Asia Holdings, Ltd.........   1,230,183    713,062
  #   Pacific Online, Ltd..............................   2,040,365    747,266
  #   Parkson Retail Group, Ltd........................   6,696,500  1,593,420
  *   PAX Global Technology, Ltd.......................   1,141,000  1,068,352
      Peak Sport Products Co., Ltd.....................   2,750,000    751,318
  #   Phoenix Satellite Television Holdings, Ltd.......   5,986,000  1,863,640
      Poly Property Group Co., Ltd.....................  13,552,000  6,312,465
  *   Ports Design, Ltd................................   2,176,000    838,844
  *   Pou Sheng International Holdings, Ltd............   8,891,806    687,300
  *   Powerlong Real Estate Holdings, Ltd..............   6,377,000    878,915
  *   Prosperity International Holdings HK, Ltd........   5,020,000    148,259
      Qingling Motors Co., Ltd. Class H................   1,694,000    567,943
  *   Qunxing Paper Holdings Co., Ltd..................     669,913     32,665
  *   Real Gold Mining, Ltd............................     300,500     10,195
      Real Nutriceutical Group, Ltd....................   4,452,000  1,258,571
  #*  Renhe Commercial Holdings Co., Ltd...............  95,037,000  4,289,384
  #   REXLot Holdings, Ltd.............................  52,801,502  4,123,371
  #   Road King Infrastructure, Ltd....................   1,438,000  1,227,258
      Samson Holding, Ltd..............................   3,499,000    455,942
  #*  Sany Heavy Equipment International Holdings Co.,
        Ltd............................................   5,389,000  1,150,954
      Sateri Holdings, Ltd.............................     328,000     39,363
      Scud Group, Ltd..................................   1,876,000    225,271
  *   Semiconductor Manufacturing International Corp... 113,913,000  9,873,827
  *   Semiconductor Manufacturing International Corp.
        ADR............................................      31,979    135,271

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      Shandong Chenming Paper Holdings, Ltd. Class H...  1,863,000 $   917,760
      Shanghai Industrial Holdings, Ltd................  2,226,000   6,576,380
  #* Shanghai Industrial Urban Development Group, Ltd. 9,080,000 1,459,773 Shanghai Jin Jiang International Hotels Group
        Co., Ltd. Class H..............................  6,220,000   2,070,261
      Shanghai Prime Machinery Co., Ltd. Class H.......  4,298,000     770,173
  *   Shanghai Zendai Property, Ltd....................  8,390,000     198,053
      Shengli Oil & Gas Pipe Holdings, Ltd.............  4,506,000     220,294
      Shenguan Holdings Group, Ltd.....................  6,102,000   1,701,686
      Shenzhen Expressway Co., Ltd. Class H............  3,662,400   2,852,421
      Shenzhen International Holdings, Ltd.............  4,811,751   6,934,616
      Shenzhen Investment, Ltd......................... 15,749,378   4,525,156
      Shenzhou International Group Holdings, Ltd.......    644,000   2,323,393
  *   Shougang Concord International Enterprises Co.,
        Ltd............................................ 28,004,000   1,188,498
  #   Shougang Fushan Resources Group, Ltd............. 21,052,000   4,475,215
      Shui On Land, Ltd................................ 22,140,643   4,955,651
  *   Shunfeng International Clean Energy, Ltd.........  1,710,000   1,323,158
      Sichuan Expressway Co., Ltd. Class H.............  4,606,000   1,955,226
  *   Sijia Group Co...................................  1,076,350      35,683
      Silver Grant International Industries, Ltd.......  4,750,000     698,390
  *   SIM Technology Group, Ltd........................  1,050,000      53,141
      Sino Biopharmaceutical, Ltd...................... 11,656,000  11,644,235
  #*  Sino Oil And Gas Holdings, Ltd................... 67,787,766   1,421,354
      Sino-Ocean Land Holdings, Ltd.................... 12,169,604   7,828,966
  #*  Sinofert Holdings, Ltd........................... 13,377,327   2,478,879
  *   Sinolink Worldwide Holdings, Ltd................. 10,218,800     788,226
  #   SinoMedia Holding, Ltd...........................  1,983,000     957,904
  #   Sinopec Kantons Holdings, Ltd....................  1,632,000   1,289,929
      Sinosoft Technology Group, Ltd...................  1,144,000     498,219
  #*  Sinotrans Shipping, Ltd..........................  6,209,086   1,404,368
      Sinotrans, Ltd. Class H..........................  9,131,000   6,515,501
      Sinotruk Hong Kong, Ltd..........................  3,272,000   1,799,499
      SITC International Holdings Co., Ltd.............  4,385,000   2,413,808
      Skyworth Digital Holdings, Ltd...................  9,993,245   5,648,479
      SMI Holdings Group, Ltd.......................... 14,404,066     500,914
      SOHO China, Ltd..................................    512,500     357,909
  *   Solargiga Energy Holdings, Ltd...................  9,199,000     325,379
  *   Sparkle Roll Group, Ltd..........................  6,616,000     268,437
      Springland International Holdings, Ltd...........  3,824,000   1,176,824
  #   SPT Energy Group, Inc............................  4,248,000     679,134
      SRE Group, Ltd................................... 16,652,346     448,952
      Sun King Power Electronics Group.................    132,000      11,202
      Sunac China Holdings, Ltd........................ 10,171,000   9,105,264
  #   Sunny Optical Technology Group Co., Ltd..........  3,495,000   5,292,518
      TCC International Holdings, Ltd..................  5,131,098   1,869,840
  #   TCL Communication Technology Holdings, Ltd.......  2,899,198   2,550,126
  #*  TCL Multimedia Technology Holdings, Ltd..........  3,322,510   1,451,473
  #*  Technovator International, Ltd...................     28,000      11,126
  #   Tenfu Cayman Holdings Co., Ltd...................    185,000      70,437
  #   Texhong Textile Group, Ltd.......................  1,763,500   1,328,036
      Tian An China Investment Co., Ltd................  1,383,000     854,733
      Tian Shan Development Holding, Ltd...............  1,490,000     635,609
      Tiande Chemical Holdings, Ltd....................     64,000      11,006
  #   Tiangong International Co., Ltd..................  7,710,000   1,347,898

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  CHINA -- (Continued)
      Tianjin Capital Environmental Protection Group
        Co., Ltd. Class H..............................  1,572,000 $1,046,396
      Tianjin Development Hldgs, Ltd...................  2,116,000  1,492,148
  *   Tianjin Jinran Public Utilities Co., Ltd. Class H  2,970,000    470,913
      Tianjin Port Development Holdings, Ltd........... 10,408,800  2,103,155
  #   Tianneng Power International, Ltd................  4,228,048  1,033,020
  #   Tibet 5100 Water Resources Holdings, Ltd.........  6,712,000  2,269,790
      Time Watch Investments, Ltd......................  1,254,000    167,879
  #   Tomson Group, Ltd................................  1,120,751    271,709
  #   Tong Ren Tang Technologies Co., Ltd. Class H.....  3,268,000  4,081,133
  #   Tongda Group Holdings, Ltd....................... 15,180,000  2,004,515
      Tonly Electronics Holdings, Ltd..................    431,176    304,230
      Top Spring International Holdings, Ltd...........    150,500     42,327
      Towngas China Co., Ltd...........................  4,790,000  4,183,139
      TPV Technology, Ltd..............................  4,795,964    979,463
      Travelsky Technology, Ltd. Class H...............  4,569,090  4,832,648
  #   Trigiant Group, Ltd..............................  2,944,000    614,042
  *   Trony Solar Holdings Co., Ltd....................  1,757,000     26,744
  #   Truly International Holdings, Ltd................  7,583,573  2,738,397
  #   Uni-President China Holdings, Ltd................  5,477,000  4,736,413
  *   United Energy Group, Ltd......................... 13,116,450  1,854,452
  #*  V1 Group, Ltd.................................... 17,321,600  1,331,640
  #*  Wanda Hotel Development Co., Ltd.................    558,000    106,437
      Wanguo International Mining Group, Ltd...........    308,000     94,259
      Wasion Group Holdings, Ltd.......................  2,612,000  2,447,642
      Weiqiao Textile Co. Class H......................  2,641,000  1,444,992
  #   Welling Holding, Ltd.............................  5,518,000  1,018,218
      West China Cement, Ltd........................... 16,444,000  1,837,255
  *   Winsway Enterprises Holdings, Ltd................  6,894,000    211,662
  #   Wisdom Holdings Group............................  2,748,000  1,655,411
      World Wide Touch Technology Holdings, Ltd........  3,216,000     83,549
  #   Wumart Stores, Inc. Class H......................  2,513,000  1,773,223
  #   Xiamen International Port Co., Ltd. Class H......  5,518,000  1,400,248
  *   Xiao Nan Guo Restaurants Holdings, Ltd...........    792,000     96,227
      Xingda International Holdings, Ltd...............  5,376,000  1,686,596
      Xinhua Winshare Publishing and Media Co., Ltd.
        Class H........................................    307,103    277,308
      Xinjiang Goldwind Science & Technology Co., Ltd.
        Class H........................................    842,200  1,340,494
  *   Xinjiang Xinxin Mining Industry Co., Ltd.
        Class H........................................  4,511,598    828,140
  *   Xiwang Property Holdings Co., Ltd................  1,200,344     56,938
      Xiwang Special Steel Co., Ltd....................  3,174,000    448,470
      XTEP International Holdings, Ltd.................  3,511,000  1,238,350
  #*  Yanchang Petroleum International, Ltd............ 26,190,000  1,028,827
  #   Yingde Gases Group Co., Ltd......................  5,534,000  3,728,872
  #   Yip's Chemical Holdings, Ltd.....................  1,646,000    954,211
      Youyuan International Holdings, Ltd..............  1,403,700    282,369
      Yuanda China Holdings, Ltd....................... 11,554,000    670,470
      Yuexiu Property Co., Ltd......................... 46,110,284  9,080,329
  #   Yuexiu Transport Infrastructure, Ltd.............  3,850,018  2,603,248
  #   Yuzhou Properties Co., Ltd.......................  5,245,120  1,264,243
  #*  Zall Development Group, Ltd......................  3,598,000  1,235,323
  #   Zhaojin Mining Industry Co., Ltd.................  4,386,500  2,679,050
      Zhejiang Expressway Co., Ltd. Class H............  5,450,000  6,949,517
      Zhengzhou Coal Mining Machinery Group Co., Ltd.
        Class H........................................    859,600    514,748
  #   Zhong An Real Estate, Ltd........................  5,087,400    676,956

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 CHINA -- (Continued)
 #   Zhongsheng Group Holdings, Ltd...................  3,195,000 $  2,779,513
     Zhuzhou CSR Times Electric Co., Ltd. Class H       1,824,000   10,175,109
                                                                  ------------
 TOTAL CHINA..........................................             719,941,703
                                                                  ------------
 COLOMBIA -- (0.1%)
     Bolsa de Valores de Colombia..................... 22,283,259      168,951
     Celsia SA ESP....................................    698,168    1,473,592
     Constructora Conconcreto SA......................    293,150      164,596
     Empresa de Telecomunicaciones de Bogota..........  1,981,412      365,424
 *   Fabricato SA..................................... 13,706,296       53,084
     Grupo Odinsa SA..................................     39,599      110,358
     Isagen SA ESP....................................    440,925      521,340
     Mineros SA.......................................    102,961       80,597
                                                                  ------------
 TOTAL COLOMBIA.......................................               2,937,942
                                                                  ------------
 GREECE -- (0.4%)
     Aegean Airlines SA...............................    246,576    1,908,448
 *   Astir Palace Hotel SA............................     73,995      220,015
     Athens Water Supply & Sewage Co. SA (The)........    138,786      908,205
 *   Attica Bank SA...................................  1,077,474       70,090
     Bank of Greece...................................    142,930    1,561,690
 *   Ellaktor SA......................................    909,399    1,741,801
     Elval--Hellenic Aluminium Industry SA............     61,004       68,176
 *   Fourlis Holdings SA..............................    283,268      889,892
 *   Frigoglass SA....................................    167,513      309,432
 *   GEK Terna Holding Real Estate Construction SA....    475,188      940,199
     Hellenic Exchanges--Athens Stock Exchange SA
       Holding........................................    536,300    2,876,246
     Iaso SA..........................................    234,070      195,089
 *   Intracom Holdings SA.............................    686,768      269,534
 *   Intralot SA-Integrated Lottery Systems & Services    865,039    1,278,771
 *   J&P-Avax SA......................................    137,291       79,324
 *   Lamda Development SA.............................     92,510      294,401
 *   Marfin Investment Group Holdings SA..............  6,320,159    1,124,859
     Metka SA.........................................    185,058    1,878,079
     Motor Oil Hellas Corinth Refineries SA...........    329,711    2,235,105
 *   Mytilineos Holdings SA...........................    507,954    2,882,429
     Piraeus Port Authority SA........................     42,172      470,407
     Sarantis SA......................................     95,423      758,566
     Terna Energy SA..................................    257,713      620,656
                                                                  ------------
 TOTAL GREECE.........................................              23,581,414
                                                                  ------------
 HUNGARY -- (0.0%)
 *   Danubius Hotel and SpA P.L.C.....................     29,390      545,739
 #*  FHB Mortgage Bank P.L.C..........................     27,009       68,211
                                                                  ------------
 TOTAL HUNGARY........................................                 613,950
                                                                  ------------
 INDIA -- (12.1%)
 *   3M India, Ltd....................................      5,470      600,038
     Aarti Industries.................................    117,066      537,289
     Aban Offshore, Ltd...............................    175,035    1,324,043
 *   ABG Shipyard, Ltd................................    174,417      576,202
 *   Adani Power, Ltd.................................  2,263,370    1,893,344

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
  *   Advanta, Ltd.....................................   142,847 $   766,765
      Aegis Logistics, Ltd.............................    81,340     553,580
      Agro Tech Foods, Ltd.............................    54,133     594,698
      Ahmednagar Forgings, Ltd.........................   107,463     558,661
      AIA Engineering, Ltd.............................   166,457   3,047,535
      Ajanta Pharma, Ltd...............................   107,274   4,427,398
      Akzo Nobel India, Ltd............................    67,372   1,624,897
      Alembic Pharmaceuticals, Ltd.....................   515,510   3,888,699
      Alembic, Ltd.....................................   553,531     389,657
      Allahabad Bank................................... 1,087,083   2,025,183
      Allcargo Logistics, Ltd..........................   107,666     570,398
      Alok Industries, Ltd............................. 5,490,403     885,009
      Alstom India, Ltd................................   148,374   1,674,019
      Alstom T&D India, Ltd............................    17,891     136,350
      Amara Raja Batteries, Ltd........................   505,255   6,973,505
      Amtek Auto, Ltd..................................   691,784   1,927,740
      Amtek India, Ltd.................................   477,099     514,029
      Anant Raj, Ltd................................... 1,147,745     928,033
  *   Andhra Bank...................................... 1,077,921   1,591,723
      Apar Industries, Ltd.............................    91,880     549,416
      Apollo Hospitals Enterprise, Ltd.................    65,541   1,383,532
      Apollo Tyres, Ltd................................ 1,708,065   6,650,902
      Arvind, Ltd...................................... 1,340,968   6,253,731
  *   Asahi India Glass, Ltd...........................   344,847     740,584
  *   Ashok Leyland, Ltd............................... 8,562,959   9,072,544
      Atul, Ltd........................................    71,133   1,478,436
      Aurobindo Pharma, Ltd............................   982,963  19,804,707
      Automotive Axles, Ltd............................    11,648     136,427
      Bajaj Corp., Ltd.................................   246,609   1,649,407
      Bajaj Electricals, Ltd...........................   207,026     777,010
      Bajaj Finance, Ltd...............................    62,702   4,087,764
      Bajaj Finserv, Ltd...............................   117,508   2,745,605
  *   Bajaj Hindusthan, Ltd............................ 1,721,602     528,049
      Bajaj Holdings & Investment, Ltd.................    92,719   2,111,208
      Balkrishna Industries, Ltd.......................   224,831   2,353,175
      Ballarpur Industries, Ltd........................ 1,878,459     477,549
      Balmer Lawrie & Co., Ltd.........................    86,717     820,173
  *   Balrampur Chini Mills, Ltd....................... 1,218,398   1,200,934
      Bank Of Maharashtra.............................. 1,124,781     755,712
      Bannari Amman Sugars, Ltd........................    15,663     301,175
      BASF India, Ltd..................................    62,823   1,253,423
      Bata India, Ltd..................................   145,561   3,332,138
      BEML, Ltd........................................   121,779   1,768,564
      Berger Paints India, Ltd......................... 1,644,808   6,116,078
      BGR Energy Systems, Ltd..........................   161,858     406,415
      Bharat Forge, Ltd................................   737,890  12,279,708
      Bhushan Steel, Ltd...............................   314,562     427,134
      Biocon, Ltd......................................   508,356   3,403,471
      Birla Corp., Ltd.................................   156,555   1,338,306
      Blue Dart Express, Ltd...........................    28,535   3,141,860
      Blue Star, Ltd...................................   179,663     974,894
      Bombay Burmah Trading Co.........................     9,468      65,291
      Bombay Dyeing & Manufacturing Co., Ltd...........   785,565   1,026,708

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      Brigade Enterprises, Ltd.........................   137,271 $   372,845
      Britannia Industries, Ltd........................   212,967   6,504,551
      Carborundum Universal, Ltd.......................   329,688     944,021
      CCL Products India, Ltd..........................   260,631     798,110
      Ceat, Ltd........................................   138,577   1,832,007
  *   Central Bank Of India............................   471,636     794,641
      Century Plyboards India, Ltd.....................   161,335     479,743
      Century Textiles & Industries, Ltd...............   356,772   3,294,143
      CESC, Ltd........................................   546,678   6,408,599
      Chambal Fertilizers & Chemicals, Ltd............. 1,272,489   1,242,671
  *   Chennai Petroleum Corp., Ltd.....................   393,287     491,715
      Cholamandalam Investment and Finance Co., Ltd....    71,956     629,379
      City Union Bank, Ltd............................. 1,370,347   2,058,922
      Clariant Chemicals India, Ltd....................    58,820     860,698
      Claris Lifesciences, Ltd.........................    82,834     237,442
      CMC, Ltd.........................................    65,297   1,977,436
      Coromandel International, Ltd....................   517,941   2,420,446
      Corp. Bank....................................... 1,081,080   1,217,591
      Cox & Kings, Ltd.................................   447,253   2,186,161
      CRISIL, Ltd......................................    38,313   1,295,103
      Crompton Greaves, Ltd............................ 2,205,917   6,736,575
      Cyient, Ltd......................................   311,840   2,717,424
      Dalmia Bharat, Ltd...............................    91,046     704,972
      DB Corp., Ltd....................................    43,770     271,403
  *   DB Realty, Ltd...................................   815,914   1,201,305
  *   DCB Bank, Ltd.................................... 1,475,813   2,809,074
      DCM Shriram, Ltd.................................   260,162     616,465
      Deepak Fertilisers & Petrochemicals Corp., Ltd...   267,748     612,697
      Delta Corp., Ltd.................................   810,016   1,162,630
  *   DEN Networks, Ltd................................   343,697     601,965
      Dena Bank........................................ 1,211,874   1,114,995
      Dewan Housing Finance Corp., Ltd.................    27,941     212,498
  *   Dish TV India, Ltd............................... 3,087,132   3,938,833
      Dishman Pharmaceuticals & Chemicals, Ltd.........   237,747     582,250
      Dredging Corp. Of India, Ltd.....................    11,933      75,337
      eClerx Services, Ltd.............................    80,330   1,671,418
      Edelweiss Financial Services, Ltd................ 1,665,975   1,862,035
      Eicher Motors, Ltd...............................    40,288  10,543,363
  *   EID Parry India, Ltd.............................   507,879   1,591,034
      EIH, Ltd.........................................   856,702   1,578,581
      Electrosteel Castings, Ltd.......................   711,611     189,609
      Elgi Equipments, Ltd.............................   230,271     595,258
      Emami, Ltd.......................................   142,377   2,106,476
      Engineers India, Ltd.............................   395,610   1,382,986
      Entertainment Network India, Ltd.................    48,584     431,747
  *   Eros International Media, Ltd....................   246,347   1,436,753
      Escorts, Ltd.....................................   523,565   1,086,046
  *   Ess Dee Aluminium, Ltd...........................   125,607     536,184
  *   Essar Oil, Ltd................................... 2,063,648   3,703,901
      Essar Ports, Ltd.................................   458,381     801,213
  *   Essar Shipping, Ltd..............................        --          --
      Essel Propack, Ltd...............................   393,109     762,131
      Eveready Industries India, Ltd...................   117,961     389,480

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
       Exide Industries, Ltd............................ 1,310,267 $3,926,840
       FAG Bearings India, Ltd..........................    29,702  1,803,058
       FDC, Ltd.........................................   458,029  1,213,589
       Federal Bank, Ltd................................ 4,298,361  9,792,620
   *   Federal-Mogul Goetze India, Ltd..................    72,593    509,145
       Financial Technologies India, Ltd................   124,447    404,708
       Finolex Cables, Ltd..............................   584,195  2,374,879
       Finolex Industries, Ltd..........................   356,978  1,658,417
   *   Firstsource Solutions, Ltd....................... 1,587,764    727,595
   *   Fortis Healthcare, Ltd...........................   907,862  1,680,382
   *   Future Consumer Enterprise, Ltd.................. 2,458,493    528,537
       Future Lifestyle Fashions, Ltd...................    21,868     25,500
       Future Retail, Ltd...............................   415,146    790,610
       Gabriel India, Ltd...............................   407,418    679,629
   *   Gammon Infrastructure Projects, Ltd..............   355,449     92,941
       Gateway Distriparks, Ltd.........................   527,515  3,261,537
       Gati, Ltd........................................   220,146    884,925
       GHCL, Ltd........................................    66,113     79,895
       Gillette India, Ltd..............................    14,470    794,027
   *   Gitanjali Gems, Ltd..............................   126,872     95,683
       Global Offshore Services, Ltd....................    57,492    772,841
       GMR Infrastructure, Ltd.......................... 9,412,702  2,957,405
       Godfrey Phillips India, Ltd......................    25,617    244,858
   *   Godrej Industries, Ltd.()........................       233      1,168
       Godrej Industries, Ltd.(B1BFBC9).................   291,033  1,451,785
       Godrej Properties, Ltd...........................   449,175  2,018,435
       Graphite India, Ltd..............................   389,722    489,864
       Great Eastern Shipping Co., Ltd. (The)...........   447,972  2,617,375
       Greaves Cotton, Ltd..............................   584,703  1,366,757
       Grindwell Norton, Ltd............................    18,171    184,548
       Gruh Finance, Ltd................................   222,390    983,161
   *   GTL Infrastructure, Ltd.......................... 1,158,583     43,841
       Gujarat Alkalies & Chemicals, Ltd................   198,644    618,320
       Gujarat Fluorochemicals, Ltd.....................   173,630  2,041,841
   *   Gujarat Gas Co., Ltd.............................   146,192  1,541,085
       Gujarat Industries Power Co., Ltd................    98,741    134,436
       Gujarat Mineral Development Corp., Ltd...........   693,162  1,370,745
       Gujarat Narmada Valley Fertilizers & Chemicals,
         Ltd............................................   350,398    490,400
   *   Gujarat NRE Coke, Ltd............................   232,654     20,122
   *   Gujarat Pipavav Port, Ltd........................   822,833  2,731,198
       Gujarat State Fertilisers & Chemicals, Ltd.......   969,096  1,564,519
       Gujarat State Petronet, Ltd...................... 1,152,841  2,143,517
       Gulf Oil Corp., Ltd..............................    76,450    206,768
       Gulf Oil Lubricants India, Ltd...................    76,450    672,498
   *   GVK Power & Infrastructure, Ltd.................. 5,583,655    944,144
   *   Hathway Cable & Datacom, Ltd..................... 1,851,805  1,907,567
       Havells India, Ltd............................... 1,856,255  7,722,383
   *   HCL Infosystems, Ltd.............................   626,484    509,090
       HEG, Ltd.........................................    94,448    339,492
   *   HeidelbergCement India, Ltd......................   588,763    836,378
   *   Hexa Tradex, Ltd.................................    73,518     31,476
       Hexaware Technologies, Ltd....................... 1,467,575  5,346,059
       Hikal, Ltd.......................................    15,556    192,167

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
   *   Himachal Futuristic Communications, Ltd.......... 3,769,953 $1,021,138
       Hinduja Global Solutions, Ltd....................    30,903    313,394
       Hinduja Ventures, Ltd............................    36,075    192,717
   *   Hindustan Construction Co., Ltd.................. 1,572,759    882,161
       Hindustan Petroleum Corp., Ltd...................   682,702  7,272,950
       Hitachi Home & Life Solutions India, Ltd.........    64,496  1,160,166
       Honeywell Automation India, Ltd..................    13,295  1,565,916
   *   Hotel Leela Venture, Ltd.........................   540,246    197,277
   *   Housing Development & Infrastructure, Ltd........ 2,481,124  4,463,053
       HSIL, Ltd........................................   183,109  1,175,437
       HT Media, Ltd....................................   505,746  1,103,812
       Huhtamaki PPL, Ltd...............................    78,233    259,680
       ICRA, Ltd........................................       447     24,141
       IDBI Bank, Ltd................................... 1,553,832  1,775,568
       IIFL Holdings, Ltd............................... 1,258,501  3,629,393
       IL&FS Transportation Networks, Ltd...............   418,147  1,431,538
   *   India Cements, Ltd. (The)........................ 1,733,197  3,016,988
       Indiabulls Housing Finance, Ltd..................   357,294  3,390,731
       Indian Bank......................................   511,107  1,524,461
   *   Indian Hotels Co., Ltd........................... 2,387,814  4,659,727
       Indian Overseas Bank............................. 1,554,951  1,427,917
       Indoco Remedies, Ltd.............................   228,250  1,198,862
       Indraprastha Gas, Ltd............................   468,548  3,495,802
       Info Edge India, Ltd.............................   158,914  2,165,651
       ING Vysya Bank, Ltd..............................    21,126    313,792
       Ingersoll-Rand India, Ltd........................    64,459    894,248
   *   Inox Leisure, Ltd................................   210,286    603,197
   *   Intellect Design Arena, Ltd......................   628,348  1,105,836
   *   International Paper APPM, Ltd....................    57,705    252,268
       Ipca Laboratories, Ltd...........................   370,908  3,809,728
       IRB Infrastructure Developers, Ltd............... 1,021,009  4,437,633
       Jagran Prakashan, Ltd............................   684,214  1,495,240
       Jai Corp., Ltd...................................   104,735    117,916
       Jain Irrigation Systems, Ltd..................... 2,710,285  3,063,266
   *   Jaiprakash Associates, Ltd....................... 7,015,959  3,242,588
   *   Jaiprakash Power Ventures, Ltd................... 6,325,569  1,234,398
       Jammu & Kashmir Bank, Ltd. (The)................. 1,666,776  4,103,558
   *   Jaypee Infratech, Ltd............................ 3,103,300  1,036,933
       JB Chemicals & Pharmaceuticals, Ltd..............   147,164    455,998
       JBF Industries, Ltd..............................    57,757    237,546
       Jindal Drilling & Industries, Ltd................     8,787     23,354
       Jindal Poly Films, Ltd...........................   104,923    417,864
   *   Jindal Poly Investment & Finance Co., Ltd........         1          1
       Jindal Saw, Ltd.................................. 1,151,803  1,494,949
   *   Jindal Stainless, Ltd............................   380,310    204,776
       JK Cement, Ltd...................................   185,671  2,083,523
       JK Lakshmi Cement, Ltd...........................   355,433  2,227,706
       JK Tyre & Industries, Ltd........................   501,105    979,798
       JM Financial, Ltd................................ 2,073,645  1,741,221
       JSW Energy, Ltd.................................. 2,082,694  4,093,804
   *   JSW Holdings, Ltd................................     1,870     30,381
   *   Jubilant Foodworks, Ltd..........................   278,198  6,208,055
       Jubilant Life Sciences, Ltd......................   404,153  1,123,656

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
       Jyothy Laboratories, Ltd.........................   390,764 $1,831,988
       Kajaria Ceramics, Ltd............................   232,004  2,739,743
   *   Kakinada Fertilizers, Ltd........................   632,948     21,482
       Kalpataru Power Transmission, Ltd................   397,000  1,495,971
       Kansai Nerolac Paints, Ltd.......................    23,049    897,125
       Karnataka Bank, Ltd. (The)....................... 1,294,311  2,968,840
       Karur Vysya Bank, Ltd. (The).....................   347,092  3,332,575
       Kaveri Seed Co., Ltd.............................   186,967  2,200,507
       KEC International, Ltd...........................   743,980  1,131,897
   *   Kesoram Industries, Ltd..........................   287,821    579,266
       Kewal Kiran Clothing, Ltd........................     1,598     49,633
       Kirloskar Brothers, Ltd..........................       817      2,789
       Kirloskar Oil Engines, Ltd.......................   229,293    993,235
       Kolte-Patil Developers, Ltd......................    99,647    327,036
       KPIT Technologies, Ltd...........................   911,855  3,050,437
       KRBL, Ltd........................................   382,869    739,446
       KSB Pumps, Ltd...................................    45,811    510,228
   *   KSK Energy Ventures, Ltd.........................   167,841    207,381
       Lakshmi Machine Works, Ltd.......................    23,740  1,520,977
       Lakshmi Vilas Bank, Ltd. (The)...................   727,633  1,047,463
   *   Lanco Infratech, Ltd............................. 4,921,870    507,271
   *   Mahanagar Telephone Nigam, Ltd...................   844,255    389,903
       Maharashtra Seamless, Ltd........................   210,955    705,152
       Mahindra & Mahindra Financial Services, Ltd......   214,465    881,914
   *   Mahindra CIE Automotive, Ltd.....................    48,146    170,477
       Mahindra Holidays & Resorts India, Ltd...........   186,201    783,899
       Mahindra Lifespace Developers, Ltd...............   102,437    849,900
       Mandhana Industries, Ltd.........................    54,218    245,783
   *   Mangalore Refinery & Petrochemicals, Ltd......... 1,243,362  1,188,926
   *   Marico Kaya Enterprises, Ltd.....................     6,469    120,426
       MAX India, Ltd...................................   931,335  7,103,381
       McLeod Russel India, Ltd.........................   379,414  1,252,802
       Mercator, Ltd....................................   612,469    214,329
       Merck, Ltd.......................................    49,891    765,254
       MindTree, Ltd....................................   291,025  6,203,518
       MOIL, Ltd........................................   158,280    743,284
       Monnet Ispat & Energy, Ltd.......................    23,342     23,139
       Monsanto India, Ltd..............................    37,272  1,925,523
       Motherson Sumi Systems, Ltd...................... 1,229,584  8,945,754
       Motilal Oswal Financial Services, Ltd............    19,270     98,801
       Mphasis, Ltd.....................................   378,369  2,212,184
       MPS, Ltd.........................................     7,827    112,935
       MRF, Ltd.........................................     9,265  5,979,524
   *   Nagarjuna Oil Refinery, Ltd......................   121,186      7,051
       Natco Pharma, Ltd................................    94,555  2,099,534
       National Aluminium Co., Ltd......................   482,325    353,042
       Nava Bharat Ventures, Ltd........................    13,117     40,878
       Navneet Education, Ltd...........................   641,300  1,111,524
       NCC, Ltd......................................... 2,874,097  3,509,979
       NESCO, Ltd.......................................    38,589  1,016,088
       NIIT Technologies, Ltd...........................   251,992  1,420,609
       NIIT, Ltd........................................   167,888    119,395
       Nitin Fire Protection Industries, Ltd............   824,985    448,273

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
       Noida Toll Bridge Co., Ltd.......................   126,184 $   71,465
       Oberoi Realty, Ltd...............................   325,121  1,484,723
       OCL India, Ltd...................................    51,578    444,121
       OMAXE, Ltd.......................................   450,427    919,321
       Orient Cement, Ltd...............................   351,095  1,075,292
       Oriental Bank of Commerce........................   598,876  2,553,054
       Orissa Minerals Development Co., Ltd.............     6,645    331,699
   *   Oswal Chemicals & Fertilizers, Ltd...............    29,723     13,002
       Page Industries, Ltd.............................    25,589  4,885,839
   *   Parsvnath Developers, Ltd........................   652,167    189,214
   *   Patel Engineering, Ltd...........................    17,376     27,606
       PC Jeweller, Ltd.................................   339,109  1,455,113
       Peninsula Land, Ltd..............................   559,353    338,347
       Persistent Systems, Ltd..........................    81,982  2,234,106
       Petronet LNG, Ltd................................ 1,096,011  3,175,428
       Pfizer, Ltd......................................    89,525  2,941,693
       Phoenix Mills, Ltd. (The)........................   219,708  1,432,020
       PI Industries, Ltd...............................   296,918  2,383,417
       Pidilite Industries, Ltd.........................   343,623  3,147,407
   *   Pipavav Defence & Offshore Engineering Co., Ltd.. 1,532,809  1,213,425
       Piramal Enterprises, Ltd.........................   237,828  3,205,745
   *   Plethico Pharmaceuticals, Ltd....................    68,473     40,476
       Polaris Financial Technology, Ltd................   628,348  1,493,696
       Praj Industries, Ltd.............................   532,820    537,344
       Prakash Industries, Ltd..........................   219,127    178,377
       Prestige Estates Projects, Ltd...................   620,571  2,749,477
   *   Prism Cement, Ltd................................   645,641  1,075,245
       Procter & Gamble Hygiene & Health Care, Ltd......     2,502    253,374
       PTC India Financial Services, Ltd................ 1,414,674  1,430,785
       PTC India, Ltd................................... 2,122,558  3,406,911
   *   Punj Lloyd, Ltd.................................. 1,344,331    801,471
       Punjab & Sind Bank...............................   445,662    431,660
       Puravankara Projects, Ltd........................   379,585    506,091
       Radico Khaitan, Ltd..............................   493,729    762,088
       Rain Industries, Ltd.............................   918,138    557,018
       Rajesh Exports, Ltd..............................   106,849    293,930
       Rallis India, Ltd................................   595,300  2,171,153
       Ramco Cements, Ltd. (The)........................   431,652  2,521,609
       Ratnamani Metals & Tubes, Ltd....................    27,969    315,708
       Raymond, Ltd.....................................   249,192  2,044,650
       Redington India, Ltd............................. 1,345,625  2,680,504
   *   REI Agro, Ltd.................................... 2,301,465     39,095
       Relaxo Footwears, Ltd............................    16,733    177,968
       Reliance Infrastructure, Ltd.....................   404,804  3,314,291
       Rolta India, Ltd.................................   724,825  1,283,270
       Ruchi Soya Industries, Ltd.......................   914,225    508,989
       Sadbhav Engineering, Ltd.........................   314,907  1,453,156
       Sanofi India, Ltd................................    24,992  1,334,753
   *   Schneider Electric Infrastructure, Ltd...........    89,402    228,013
       Selan Exploration Technology, Ltd................    10,599     47,279
       Shasun Pharmaceuticals, Ltd......................   147,908    675,018
   *   Shipping Corp. of India, Ltd..................... 1,056,249    956,319
       Shoppers Stop, Ltd...............................    50,129    382,778

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
   *   Shree Renuka Sugars, Ltd......................... 3,333,657 $  867,195
       Simplex Infrastructures, Ltd.....................    66,258    398,372
       Sintex Industries, Ltd........................... 1,792,922  3,193,576
   *   SITI Cable Network, Ltd..........................    84,542     47,467
       SJVN, Ltd........................................ 1,956,963    802,587
       SKF India, Ltd...................................   106,530  2,576,522
       SML ISUZU, Ltd...................................    18,769    297,706
       Sobha, Ltd.......................................   382,160  2,885,721
       Solar Industries India, Ltd......................    25,572  1,280,057
       Sona Koyo Steering Systems, Ltd..................   276,393    246,863
       Sonata Software, Ltd.............................   199,911    391,569
       South Indian Bank, Ltd. (The).................... 2,782,692  1,236,777
       Spice Mobility, Ltd..............................    12,494      5,790
       SREI Infrastructure Finance, Ltd.................   223,216    163,532
       SRF, Ltd.........................................   144,710  2,222,791
       Star Ferro and Cement, Ltd.......................   137,796    217,946
       State Bank of Bikaner & Jaipur...................   131,311  1,370,746
       State Bank of Travancore.........................    64,440    553,250
       Sterlite Technologies, Ltd....................... 1,195,900  1,194,380
       Strides Arcolab, Ltd.............................   338,221  5,068,520
       Styrolution ABS India, Ltd.......................    23,441    266,923
   *   Sun Pharma Advanced Research Co., Ltd............   683,215  3,586,618
       Sun TV Network, Ltd..............................    83,545    549,152
       Sundaram Finance, Ltd............................    34,562    847,206
       Sundaram-Clayton, Ltd............................     3,890    124,556
       Sundram Fasteners, Ltd...........................   561,650  1,843,454
       Supreme Industries, Ltd..........................   229,258  2,184,320
       Supreme Petrochem, Ltd...........................   103,075    113,306
   *   Surana Industries, Ltd...........................    14,879      9,376
   *   Suzlon Energy, Ltd............................... 1,219,647    315,433
       Swaraj Engines, Ltd..............................    17,507    246,084
       Syndicate Bank................................... 1,199,412  2,261,861
       Tamil Nadu Newsprint & Papers, Ltd...............   115,331    249,214
       Tata Chemicals, Ltd..............................   421,074  3,101,378
       Tata Communications, Ltd.........................   663,303  4,387,098
       Tata Elxsi, Ltd..................................   155,165  1,910,302
       Tata Global Beverages, Ltd....................... 2,297,598  5,910,399
       Tata Sponge Iron, Ltd............................    43,421    460,310
   *   Tata Teleservices Maharashtra, Ltd............... 4,170,089    614,809
       Tech Mahindra, Ltd...............................         1         33
       Techno Electric & Engineering Co., Ltd...........   107,116    702,731
       Texmaco Rail & Engineering, Ltd..................   275,783    687,897
       Thermax, Ltd.....................................   242,482  4,444,005
       Time Technoplast, Ltd............................   533,039    440,712
       Timken India, Ltd................................    61,319    530,838
       Torrent Pharmaceuticals, Ltd.....................   365,996  6,428,605
       Torrent Power, Ltd...............................   543,572  1,512,603
       Transport Corp. of India, Ltd....................   179,662    752,141
       Tree House Education and Accessories, Ltd........   116,907    876,496
       Trent, Ltd.......................................    44,342  1,040,006
       Triveni Turbine, Ltd.............................   328,373    558,083
       TTK Prestige, Ltd................................    31,862  1,728,712
       Tube Investments of India, Ltd...................   465,675  2,765,355

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 INDIA -- (Continued)
 *   TV18 Broadcast, Ltd..............................   3,759,896 $  2,102,551
     TVS Motor Co., Ltd...............................   1,420,718    7,028,855
     UCO Bank.........................................   1,711,048    2,073,328
     Uflex, Ltd.......................................     219,961      538,636
     Unichem Laboratories, Ltd........................     303,970    1,088,310
     Union Bank of India..............................   1,015,855    3,413,731
 *   Unitech, Ltd.....................................  12,902,107    3,869,278
     UPL, Ltd.........................................   2,016,992   11,974,593
 *   Usha Martin, Ltd.................................     681,264      328,133
 *   Uttam Galva Steels, Ltd..........................     151,190      158,063
     V-Guard Industries, Ltd..........................      84,617    1,367,256
     VA Tech Wabag, Ltd...............................     100,694    2,617,862
     Vakrangee, Ltd...................................     645,382    1,332,568
     Vardhman Textiles, Ltd...........................     133,578      951,434
     Vesuvius India, Ltd..............................       1,802       21,067
     Videocon Industries, Ltd.........................     653,630    1,665,481
     Vijaya Bank......................................   1,851,217    1,468,318
     VIP Industries, Ltd..............................     640,306    1,084,849
     Voltas, Ltd......................................     993,937    4,304,601
     VST Industries, Ltd..............................      23,433      705,345
     WABCO India, Ltd.................................      12,546    1,081,547
     Welspun Corp., Ltd...............................     756,974      829,166
 *   Welspun Enterprises, Ltd.........................      35,317      168,985
     Welspun India, Ltd...............................     178,085    1,090,388
     Wockhardt, Ltd...................................     216,153    4,211,242
     Zensar Technologies, Ltd.........................     109,335    1,150,889
     Zuari Agro Chemicals, Ltd........................      42,970      161,318
     Zydus Wellness, Ltd..............................      71,051      913,527
                                                                   ------------
 TOTAL INDIA..........................................              677,241,868
                                                                   ------------
 INDONESIA -- (3.0%)
     Ace Hardware Indonesia Tbk PT....................  32,168,700    1,876,563
     Adhi Karya Persero Tbk PT........................   9,983,100    2,888,432
     Agung Podomoro Land Tbk PT.......................  59,723,900    2,092,979
     AKR Corporindo Tbk PT............................   3,896,200    1,439,918
     Alam Sutera Realty Tbk PT........................ 103,431,000    4,816,760
     Aneka Tambang Persero Tbk PT.....................  32,303,800    2,701,198
     Arwana Citramulia Tbk PT.........................  23,099,200    1,817,602
     Asahimas Flat Glass Tbk PT.......................     983,000      649,842
     Astra Graphia Tbk PT.............................   2,211,000      328,042
 *   Bakrie and Brothers Tbk PT....................... 319,498,500    1,261,095
 *   Bakrie Sumatera Plantations Tbk PT...............  58,428,800      230,608
 *   Bakrie Telecom Tbk PT............................  80,514,398      317,799
 *   Bakrieland Development Tbk PT.................... 184,417,450      727,916
     Bank Bukopin Tbk PT..............................  31,834,366    1,929,148
 *   Bank Pan Indonesia Tbk PT........................  15,907,500    1,328,837
     Bank Pembangunan Daerah Jawa Barat Dan Banten
       Tbk PT.........................................  20,661,400    1,340,041
     Bank Tabungan Negara Persero Tbk PT..............  40,023,449    3,127,057
 *   Barito Pacific Tbk PT............................  11,044,500      268,273
     Benakat Integra Tbk PT........................... 156,035,200    1,411,079
 *   Berau Coal Energy Tbk PT.........................  40,089,600      226,271
 *   Berlian Laju Tanker Tbk PT.......................  35,106,366           --
     BISI International Tbk PT........................   9,272,000      767,606

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
  INDONESIA -- (Continued)
  *   Borneo Lumbung Energi & Metal Tbk PT.............     498,900 $    1,957
  *   Budi Starch & Sweetener Tbk PT...................   5,947,000     46,826
  *   Bumi Resources Minerals Tbk PT...................  25,922,000    572,994
  *   Bumi Resources Tbk PT............................ 147,890,100  1,171,460
      BW Plantation Tbk PT.............................  35,779,700  1,000,487
  *   Central Proteinaprima Tbk PT.....................   6,944,300     64,295
      Chandra Asri Petrochemical Tbk PT................      13,500      3,184
      Charoen Pokphand Indonesia Tbk PT................   1,695,700    526,677
      Ciputra Development Tbk PT.......................  55,154,080  6,219,070
      Ciputra Property Tbk PT..........................  23,086,300  1,487,503
      Ciputra Surya Tbk PT.............................   7,149,200  1,685,393
      Citra Marga Nusaphala Persada Tbk PT.............  12,391,100  2,732,028
  *   Clipan Finance Indonesia Tbk PT..................   1,482,000     50,241
  *   Darma Henwa Tbk PT...............................  72,303,600    285,390
  *   Davomas Abadi Tbk PT.............................  11,631,700        918
  *   Delta Dunia Makmur Tbk PT........................  43,754,800    540,999
      Elnusa Tbk PT....................................  27,947,300  1,248,529
  *   Energi Mega Persada Tbk PT....................... 326,548,300  2,670,544
  *   Erajaya Swasembada Tbk PT........................  10,719,500  1,014,894
  *   Ever Shine Textile Tbk PT........................   3,654,640     53,373
  *   Exploitasi Energi Indonesia Tbk PT...............  47,667,600    432,978
      Express Transindo Utama Tbk PT...................   8,214,100    627,309
  *   Fajar Surya Wisesa Tbk PT........................     672,500     88,840
      Gajah Tunggal Tbk PT.............................  15,163,400  1,740,920
  *   Garuda Indonesia Persero Tbk PT..................  32,805,149  1,538,319
  *   Golden Eagle Energy Tbk PT.......................   8,355,850  1,176,916
  *   Hanson International Tbk PT......................  64,400,400  3,598,587
      Harum Energy Tbk PT..............................   7,464,100    891,665
      Hexindo Adiperkasa Tbk PT........................   1,326,000    397,066
      Holcim Indonesia Tbk PT..........................   2,174,100    336,530
      Indah Kiat Pulp & Paper Corp. Tbk PT.............  20,848,200  1,784,770
  *   Indika Energy Tbk PT.............................  17,231,000    666,395
  *   Indo-Rama Synthetics Tbk PT......................     479,000     31,952
      Indomobil Sukses Internasional Tbk PT............      33,000     10,339
  *   Inovisi Infracom Tbk PT..........................   3,770,667     35,072
      Intiland Development Tbk PT......................  59,270,332  2,889,541
      Japfa Comfeed Indonesia Tbk PT...................  30,036,100  2,096,481
      Jaya Real Property Tbk PT........................   9,837,500    929,488
      Kawasan Industri Jababeka Tbk PT................. 166,284,077  3,971,033
  *   Krakatau Steel Persero Tbk PT....................  12,979,100    476,028
  *   Lippo Cikarang Tbk PT............................   3,457,900  3,123,139
      Malindo Feedmill Tbk PT..........................   7,671,000  1,314,043
      Matahari Putra Prima Tbk PT......................   9,411,228  2,819,394
      Mayora Indah Tbk PT..............................   2,928,850  5,599,947
      Medco Energi Internasional Tbk PT................  12,684,300  3,123,293
      Mitra Adiperkasa Tbk PT..........................   7,948,300  3,673,896
  *   Mitra Pinasthika Mustika Tbk PT..................     510,100     30,842
      MNC Investama Tbk PT............................. 159,444,100  3,536,594
      MNC Sky Vision Tbk PT............................   1,540,200    206,762
      Modern Internasional Tbk PT......................   4,017,800    205,307
      Modernland Realty Tbk PT.........................  68,568,000  2,862,905
      Multipolar Tbk PT................................  63,005,700  4,181,159
      Multistrada Arah Sarana Tbk PT...................   6,875,500    200,165

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 INDONESIA -- (Continued)
     Nippon Indosari Corpindo Tbk PT..................  13,517,700 $  1,464,175
 *   Nusantara Infrastructure Tbk PT..................  78,200,000    1,168,061
     Pabrik Kertas Tjiwi Kimia Tbk PT.................   1,844,300      122,049
     Pakuwon Jati Tbk PT..............................     449,500       17,626
     Pan Brothers Tbk PT..............................  22,384,800      797,845
 *   Panasia Indo Resources Tbk PT....................      79,000        3,742
 *   Panin Financial Tbk PT........................... 128,732,600    2,756,743
     Panin Sekuritas Tbk PT...........................      31,500       12,114
 *   Paninvest Tbk PT.................................   8,124,500      467,504
     Pembangunan Perumahan Persero Tbk PT.............  23,207,900    7,109,447
     Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT.........................................  27,636,300    4,000,186
     Petrosea Tbk PT..................................   3,520,500      255,881
 *   Polaris Investama Tbk PT.........................   2,730,500      329,210
 *   PT Texmaco Jaya Tbk..............................      93,000           --
     Ramayana Lestari Sentosa Tbk PT..................  27,133,400    1,753,174
     Resource Alam Indonesia Tbk PT...................   2,489,000      204,802
     Salim Ivomas Pratama Tbk PT......................  28,847,600    1,572,391
     Samindo Resources Tbk PT.........................     475,750       16,107
     Sampoerna Agro PT................................   5,502,800      816,508
     Samudera Indonesia Tbk PT........................      66,500       61,835
     Selamat Sempurna Tbk PT..........................   5,481,000    2,083,882
     Semen Baturaja Persero Tbk PT....................  14,668,900      429,108
 *   Sentul City Tbk PT............................... 216,989,600    1,950,488
 *   Sigmagold Inti Perkasa Tbk PT....................  12,930,500      477,498
     Sinar Mas Agro Resources & Technology Tbk PT.....   1,037,460      561,444
     Sri Rejeki Isman Tbk PT..........................  71,088,300      870,711
 *   Sugih Energy Tbk PT.............................. 134,897,600    4,428,058
     Summarecon Agung Tbk PT..........................  47,186,664    6,100,275
 *   Surabaya Agung Industri Pulp & Kertas Tbk PT.....      64,500           --
 *   Surya Dumai Industri Tbk.........................   3,298,500           --
     Surya Semesta Internusa Tbk PT...................  31,521,100    2,716,283
 *   Suryainti Permata Tbk PT.........................   7,252,000           --
     Tempo Scan Pacific Tbk PT........................     683,800      143,064
     Tiga Pilar Sejahtera Food Tbk....................  16,732,600    2,831,707
     Timah Persero Tbk PT.............................  24,752,714    2,278,094
 *   Tiphone Mobile Indonesia Tbk PT..................  18,529,400    1,499,464
     Total Bangun Persada Tbk PT......................  11,976,800    1,039,398
 *   Trada Maritime Tbk PT............................  12,248,113      128,070
     Trias Sentosa Tbk PT.............................  37,122,100    1,097,511
 *   Trimegah Securities Tbk PT.......................   9,105,800       48,913
 *   Truba Alam Manunggal Engineering PT..............  21,316,500       16,828
     Tunas Baru Lampung Tbk PT........................  14,903,600      822,302
     Tunas Ridean Tbk PT..............................  13,838,000      730,347
     Ultrajaya Milk Industry & Trading Co. Tbk PT.....   3,667,600    1,193,936
     Unggul Indah Cahaya Tbk PT.......................      48,239        6,229
 *   Visi Media Asia Tbk PT...........................  34,771,100    1,204,789
     Waskita Karya Persero Tbk PT.....................  21,237,400    2,848,903
     Wijaya Karya Persero Tbk PT......................  11,863,100    3,480,464
     Wintermar Offshore Marine Tbk PT.................   4,178,957      234,492
                                                                   ------------
 TOTAL INDONESIA......................................              169,673,161
                                                                   ------------
 ISRAEL -- (0.0%)
 *   Knafaim Holdings, Ltd............................           1            1

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  ISRAEL -- (Continued)
  *   Metis Capital, Ltd...............................        919 $       --
                                                                   ----------
  TOTAL ISRAEL.........................................                     1
                                                                   ----------
  MALAYSIA -- (4.2%)
      A & M Realty Bhd.................................    125,200     30,614
  *   Adventa Bhd......................................      4,600      1,089
      Aeon Co. M Bhd...................................  3,721,400  3,058,770
      Aeon Credit Service M Bhd........................     46,800    161,005
  #   Affin Holdings Bhd...............................    913,220    721,873
  *   Ahmad Zaki Resources Bhd.........................    761,300    147,373
  #*  Alam Maritim Resources Bhd.......................  3,550,800    624,150
      Allianz Malaysia Bhd.............................     59,200    190,854
      Amway Malaysia Hldgs Bhd.........................    399,300  1,208,652
      Ann Joo Resources Bhd............................  1,141,450    352,214
  *   Anson Perdana Bhd................................     10,000         --
      APM Automotive Holdings Bhd......................    256,900    350,746
      Benalec Holdings Bhd.............................  5,078,300  1,164,342
      Berjaya Assets Bhd...............................    848,300    198,220
  #   Berjaya Corp. Bhd................................ 20,740,900  2,309,237
      Berjaya Land Bhd.................................  3,734,000    818,615
  #   BIMB Holdings Bhd................................  1,182,708  1,339,173
      Bintulu Port Holdings Bhd........................     25,900     51,215
      BLD Plantation Bhd...............................     21,400     47,115
  #   Bonia Corp. Bhd..................................  1,477,700    387,576
      Boustead Holdings Bhd............................    924,272  1,182,854
      Boustead Plantations Bhd.........................    199,900     78,531
      Bursa Malaysia Bhd...............................  3,632,100  8,188,579
      Cahya Mata Sarawak Bhd...........................  3,160,900  3,652,453
      Can-One Bhd......................................    497,700    324,882
  #   Carlsberg Brewery Malaysia Bhd Class B...........  1,144,000  3,699,914
  *   Carotech Bhd.....................................    230,650        254
  #   CB Industrial Product Holding Bhd................  2,697,240  1,551,348
      Chin Teck Plantations Bhd........................     33,000     83,711
  #   Coastal Contracts Bhd............................  2,139,266  1,721,199
      Crescendo Corp. Bhd..............................     64,200     42,760
      CSC Steel Holdings Bhd...........................    564,800    157,079
  #   Cypark Resources Bhd.............................  1,493,300    758,011
  *   D&O Green Technologies Bhd.......................    149,900      9,361
      Daibochi Plastic & Packaging Industry Bhd........     46,200     58,837
  *   Datuk Keramik Holdings Bhd.......................     24,000         --
  *   Daya Materials Bhd............................... 17,509,000    721,551
      Dayang Enterprise Holdings Bhd...................  2,409,196  1,803,348
      DKSH Holdings Malaysia Bhd.......................    160,600    277,814
  #   DRB-Hicom Bhd....................................  7,575,100  3,722,197
      Dutch Lady Milk Industries Bhd...................    140,200  1,816,162
  #   Eastern & Oriental Bhd...........................  6,756,420  4,252,965
  *   ECM Libra Financial Group Bhd....................    367,466    100,210
      Ekovest BHD......................................    125,600     39,532
      Engtex Group Bhd.................................    677,550    201,046
  *   Evergreen Fibreboard Bhd.........................    696,200    166,323
      Eversendai Corp. Bhd.............................    533,900     88,857
  #   Faber Group Bhd..................................  1,931,300  1,349,835
      FAR East Holdings Bhd............................     61,500    139,265

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  MALAYSIA -- (Continued)
  *   Fountain View Development Bhd....................    808,200 $       --
      George Kent Malaysia BHD.........................    181,632     60,878
  *   Global Oriental Bhd..............................    766,800    112,562
  #   Globetronics Technology Bhd......................  1,731,760  2,291,212
      Glomac Bhd.......................................  2,945,400    802,975
  *   Golden Plus Holding Bhd..........................    216,000         --
  *   Goldis Bhd.......................................    604,277    369,816
  *   Green Packet Bhd.................................  3,430,800    296,445
  *   Guan Chong Bhd...................................    139,500     36,157
      Guinness Anchor Bhd..............................    877,000  2,909,989
      GuocoLand Malaysia Bhd...........................  1,499,800    531,004
      Hai-O Enterprise Bhd.............................    722,380    477,147
      HAP Seng Consolidated Bhd........................  3,534,140  4,293,580
      Hap Seng Plantations Holdings Bhd................  1,686,900  1,183,157
  #   Hartalega Holdings Bhd...........................  1,384,400  2,892,983
      Hiap Teck Venture Bhd............................  1,386,900    224,991
  *   Ho Wah Genting Bhd...............................    627,500     25,883
      Hock Seng LEE BHD................................  1,309,416    609,307
      Hong Leong Industries Bhd........................    635,800    769,179
      Hovid Bhd........................................  2,894,200    321,728
      Hua Yang Bhd.....................................  1,360,000    803,426
  *   Hume Industries Bhd..............................    563,072    564,981
      Hup Seng Industries Bhd..........................    253,333     64,858
      Hwang Capital Malaysia Bhd.......................    235,000    124,891
      I Bhd............................................  2,226,500    375,147
  #   IJM Land Bhd.....................................  3,194,400  3,138,472
  #   IJM Plantations Bhd..............................  1,742,700  1,676,291
  #   Inari Amertron Bhd...............................    280,100    220,583
      Inch Kenneth Kajang Rubber.......................  1,045,300    212,787
  #   Insas Bhd........................................  4,478,281    988,866
      Integrax Bhd.....................................    191,900    150,372
  *   Iris Corp. Bhd...................................  9,726,800    904,662
  *   Iskandar Waterfront City Bhd.....................  3,000,600  1,137,629
  *   JAKS Resources Bhd...............................  3,430,900    480,002
  #   Jaya Tiasa Holdings Bhd..........................  2,723,627  1,385,569
      JCY International Bhd............................  4,366,000    839,200
  *   K&N Kenanga Holdings Bhd.........................  1,781,560    315,219
  *   Karambunai Corp. Bhd.............................  4,654,100     82,631
      Keck Seng Malaysia Bhd...........................    828,150  1,197,485
      Kian JOO CAN Factory Bhd.........................  1,893,880  1,539,393
      Kim Loong Resources Bhd..........................    292,760    222,344
      Kimlun Corp. Bhd.................................    813,900    290,810
      KLCCP Stapled Group..............................    874,200  1,661,471
  #*  KNM Group Bhd.................................... 11,488,850  1,876,695
  #   Kossan Rubber Industries.........................  3,543,700  5,086,288
  #   KPJ Healthcare Bhd...............................  6,458,025  6,981,371
  *   Kretam Holdings Bhd..............................  3,112,600    395,364
  #   KSL Holdings Bhd.................................  4,279,132  2,360,778
  *   KUB Malaysia Bhd.................................  1,353,500    157,629
      Kulim Malaysia Bhd...............................  2,845,300  2,381,587
  *   Kumpulan Europlus Bhd............................    406,000    119,600
      Kumpulan Fima Bhd................................    897,450    490,598
      Kumpulan Perangsang Selangor Bhd.................  2,317,900    957,153

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  MALAYSIA -- (Continued)..............................
      Kwantas Corp. Bhd................................    390,200 $  213,631
      Land & General BHD...............................  7,240,100  1,041,822
  #*  Landmarks Bhd....................................  1,577,800    450,966
      LBS Bina Group Bhd...............................  2,206,100    934,973
      Lingkaran Trans Kota Holdings Bhd................    999,500  1,038,790
      Lion Industries Corp. Bhd........................  3,189,100    429,344
      LPI Capital Bhd..................................    110,680    628,433
      Magnum Bhd.......................................  3,785,200  2,907,559
  #   Mah Sing Group Bhd...............................  7,764,324  4,075,356
      Malayan Flour Mills Bhd..........................  1,707,450    779,030
  #   Malaysia Building Society Bhd....................    615,605    358,764
      Malaysia Marine and Heavy Engineering Holdings
      Bhd..............................................  1,053,000    454,869
      Malaysian Bulk Carriers Bhd......................  3,379,300  1,318,494
      Malaysian Pacific Industries Bhd.................    562,313    893,089
  #   Malaysian Resources Corp. Bhd.................... 10,659,249  3,952,572
      Malton Bhd.......................................    816,600    187,196
  *   Mancon Bhd.......................................     12,000         --
  #   Matrix Concepts Holdings Bhd.....................  1,018,200    769,361
      MBM Resources Bhd................................  1,364,996  1,185,634
      Media Chinese International, Ltd.................  3,632,300    699,838
      Media Prima Bhd..................................  7,001,103  3,602,424
      Mega First Corp. BHD.............................    472,600    306,873
  *   MEMS Technology Bhd..............................  1,917,000         --
      MK Land Holdings BHD.............................  3,560,800    415,214
  #   MKH Bhd..........................................  1,539,890  1,157,815
      MNRB Holdings Bhd................................    778,600    833,704
  *   MPHB Capital Bhd.................................    962,300    565,510
      Muda Holdings Bhd................................    358,600    155,962
  #   Mudajaya Group Bhd...............................  1,882,066    838,669
  #   Muhibbah Engineering M Bhd.......................  3,118,350  1,625,807
  #*  Mulpha International Bhd......................... 12,935,100  1,263,233
  #   My EG Services Bhd...............................  5,820,000  4,092,015
      Naim Holdings Bhd................................  1,382,200  1,139,687
      NCB Holdings Bhd.................................  1,147,200    791,582
  *   Nikko Electronics Bhd............................     36,600         --
      NTPM Holdings Bhd................................    334,100     60,149
      Oldtown Bhd......................................  1,836,550    832,769
      Oriental Holdings Bhd............................    182,700    354,754
  #   OSK Holdings Bhd.................................  5,019,270  2,672,688
      Pacific & Orient Bhd.............................    231,100     86,413
  #   Padini Holdings Bhd..............................  3,553,600  1,427,781
      Panasonic Manufacturing Malaysia Bhd.............    159,584    902,099
  *   Panglobal Bhd....................................     14,000         --
      Pantech Group Holdings Bhd.......................  1,712,500    341,238
      Paramount Corp. Bhd..............................    387,625    154,764
  *   Parkson Holdings Bhd.............................  3,428,027  2,340,445
  #   Perdana Petroleum Bhd............................  4,471,740  1,398,693
  #*  Perisai Petroleum Teknologi Bhd..................  7,311,700    948,330
      Pharmaniaga Bhd..................................    364,060    490,890
      Pie Industrial Bhd...............................    174,720    341,220
      PJ Development Holdings Bhd......................  2,618,500  1,057,281
  #   Pos Malaysia Bhd.................................  2,861,100  3,694,617
      Power Root Bhd...................................    109,100     43,433

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  MALAYSIA -- (Continued)
      Press Metal Bhd..................................  2,596,600 $1,924,170
  #   Prestariang Bhd..................................  2,335,900  1,179,855
  *   Prime Utilities Bhd..............................      3,000         --
      Protasco Bhd.....................................  1,711,100    728,712
  *   Puncak Niaga Holding Bhd.........................  1,353,220    982,595
  #   QL Resources Bhd.................................  3,954,330  3,801,750
      RCE Capital Bhd..................................  1,535,850    132,967
  *   Rimbunan Sawit Bhd...............................  3,389,100    521,954
      Salcon Bhd.......................................  5,027,500    896,228
      Sarawak Oil Palms Bhd............................    471,360    728,160
      Sarawak Plantation Bhd...........................     95,300     57,096
      Scientex Bhd.....................................    525,862    960,170
  *   Scomi Energy Services Bhd........................  3,824,700    597,494
  #*  Scomi Group Bhd.................................. 10,047,900    647,818
  *   Seal, Inc. BHD...................................    800,900    154,887
      SEG International Bhd............................     85,100     31,973
      Selangor Dredging Bhd............................  1,118,200    329,550
      Selangor Properties Bhd..........................    180,800    277,950
      Shangri-La Hotels Malaysia Bhd...................    365,900    688,631
  *   Shell Refining Co. Federation of Malaya Bhd......     30,000     45,637
  *   Shin Yang Shipping Corp. Bhd.....................     40,000      4,664
      SHL Consolidated Bhd.............................    277,400    231,859
      Southern Acids Malaysia Bhd......................     41,000     44,571
      Star Publications Malaysia Bhd...................  1,789,500  1,255,336
  *   Subur Tiasa Holdings Bhd.........................     45,375     24,554
      Sunway Bhd.......................................  4,010,360  3,673,410
  #   Supermax Corp. Bhd...............................  5,402,500  3,343,454
      Suria Capital Holdings Bhd.......................    715,500    448,613
      Syarikat Takaful Malaysia Bhd....................    454,100  1,480,701
      Symphony Life Bhd................................  1,071,526    246,803
      Ta Ann Holdings Bhd..............................  1,150,508  1,196,921
      TA Enterprise Bhd................................  9,265,900  1,897,257
      TA Global Bhd....................................  9,407,440    839,329
      TAHPS Group Bhd..................................      4,000      7,369
  *   Talam Transform Bhd..............................  5,646,800    122,896
      Taliworks Corp. Bhd..............................    141,700     85,420
      Tambun Indah Land Bhd............................  1,618,100    825,489
  #   TAN Chong Motor Holdings Bhd.....................  1,992,000  1,830,758
  *   Tanjung Offshore Bhd.............................  2,906,700    341,818
      Tasek Corp. Bhd..................................     75,900    320,426
  #   TDM Bhd..........................................  7,388,300  1,604,994
  #*  TH Heavy Engineering Bhd.........................  6,433,100    589,496
  #   TH Plantations Bhd...............................  1,665,860    731,390
  #*  Time dotCom Bhd..................................  1,821,888  2,712,302
      Tiong NAM Logistics Holdings.....................  1,927,200    670,283
  #   Top Glove Corp. Bhd..............................  3,212,160  4,415,098
      Tropicana Corp. Bhd..............................  4,108,800  1,186,295
      TSH Resources Bhd................................  3,817,700  2,357,736
  #   Tune Ins Holdings Bhd............................  2,175,600  1,082,992
      Uchi Technologies Bhd............................  1,476,400    604,718
      Unisem M Bhd.....................................  4,669,690  2,606,421
      United Malacca Bhd...............................    396,150    691,354
      United Plantations Bhd...........................    481,000  3,245,702

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  MALAYSIA -- (Continued)
      United U-Li Corp. BHD............................   257,900 $    137,569
      UOA Development Bhd.............................. 3,373,200    1,951,973
  #   Uzma Bhd.........................................   677,500      361,707
      VS Industry Bhd..................................   855,326      844,957
  #   Wah Seong Corp. Bhd.............................. 2,471,638      882,213
      WCT Holdings Bhd................................. 6,637,861    2,918,427
      Wellcall Holdings Bhd............................   338,400      167,423
      Wing Tai Malaysia Bhd............................   724,500      339,281
      WTK Holdings Bhd................................. 3,055,600      957,212
  #   Yinson Holdings BHD.............................. 2,156,500    1,684,852
      YNH Property Bhd................................. 2,159,885    1,146,227
      YTL E-Solutions Bhd.............................. 3,485,600      515,748
  *   YTL Land & Development Bhd....................... 1,352,200      305,517
      Zhulian Corp. Bhd................................ 1,171,233      678,446
                                                                  ------------
  TOTAL MALAYSIA.......................................            231,300,214
                                                                  ------------
  MEXICO -- (3.7%)
  #   Alpek S.A.B. de C.V.............................. 1,726,581    1,923,607
  #*  Alsea S.A.B. de C.V.............................. 5,247,081   14,033,522
  #   Arca Continental S.A.B. de C.V...................   331,746    1,967,525
  #*  Axtel S.A.B. de C.V.............................. 8,265,993    1,874,938
  #   Banregio Grupo Financiero S.A.B. de C.V.......... 1,587,291    8,225,809
  *   Bio Pappel S.A.B. de C.V.........................   569,020      854,128
  #   Bolsa Mexicana de Valores S.A.B. de C.V.......... 3,784,064    6,245,555
  #*  Cia Minera Autlan S.A.B. de C.V. Series B........   885,151      897,581
  #   Compartamos S.A.B. de C.V........................ 3,957,362    7,516,335
  #*  Consorcio ARA S.A.B. de C.V. Series *............ 7,488,137    3,207,168
      Controladora Comercial Mexicana S.A.B. de C.V....   327,677      994,650
  *   Corp. Actinver S.A.B. de C.V.....................   161,282      172,800
  #*  Corp. GEO S.A.B. de C.V. Series B................ 3,194,830       31,948
  #   Corp. Inmobiliaria Vesta S.A.B. de C.V........... 3,072,087    5,943,529
  *   Corp. Interamericana de Entretenimiento S.A.B.
        de C.V. Class B................................   960,372      635,891
  *   Corp. Mexicana de Restaurantes S.A.B. de C.V.....     1,323          553
      Corp. Moctezuma S.A.B. de C.V. Series *..........   861,300    2,614,440
      Corporativo Fragua S.A.B. de C.V.................         3           44
      Corporativo GBM S.A.B. de C.V....................    22,477       22,193
      Cydsa S.A.B. de C.V..............................     3,875        7,238
  #*  Desarrolladora Homex S.A.B. de C.V...............   781,820       23,455
  *   Empaques Ponderosa S.A. de C.V...................   206,000           --
  #*  Empresas ICA S.A.B. de C.V....................... 3,558,526    3,703,459
  #*  Empresas ICA S.A.B. de C.V. Sponsored ADR........   776,820    3,208,267
  *   Financiera Independencia S.A.B. de C.V...........   199,935       78,429
  #*  Genomma Lab Internacional S.A.B. de C.V. Class B. 7,354,004   11,602,935
      Gruma S.A.B. de C.V. Class B..................... 1,493,992   15,996,912
      Gruma S.A.B. de C.V. Sponsored ADR...............    28,259    1,212,029
  #*  Grupo Aeromexico S.A.B. de C.V................... 1,943,278    2,901,402
  #   Grupo Aeroportuario del Centro Norte S.A.B. de
        C.V............................................ 1,896,020    8,734,126
  #   Grupo Aeroportuario del Centro Norte S.A.B. de
        C.V. ADR.......................................     3,642      134,936
      Grupo Aeroportuario del Pacifico S.A.B. de C.V.
        ADR............................................    74,739    4,963,417
      Grupo Aeroportuario del Pacifico S.A.B. de C.V.
        Class B........................................ 2,116,469   13,994,012
      Grupo Aeroportuario del Sureste S.A.B. de C.V.
        ADR............................................   100,208   13,118,229
  #   Grupo Aeroportuario del Sureste S.A.B. de C.V.
        Class B........................................   724,790    9,506,235
      Grupo Cementos de Chihuahua S.A.B. de C.V........   822,000    2,056,440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 MEXICO -- (Continued)
 #   Grupo Comercial Chedraui S.A. de C.V.............   2,067,492 $  5,737,861
 #*  Grupo Famsa S.A.B. de C.V. Class A...............   2,185,621    1,344,369
     Grupo Financiero Interacciones S.A. de C.V.......     381,474    2,524,836
 #   Grupo Herdez S.A.B. de C.V. Series *.............   1,296,139    2,983,208
     Grupo Industrial Maseca S.A.B. de C.V. Class B...     592,181      821,338
 #   Grupo Industrial Saltillo S.A.B. de C.V..........     261,700      567,239
 #   Grupo KUO S.A.B. de C.V. Series B................     735,052    1,247,031
 #*  Grupo Pochteca S.A.B. de C.V.....................     547,728      471,011
 *   Grupo Posadas S.A.B. de C.V......................     198,900      338,367
 *   Grupo Qumma S.A. de C.V. Series B................     105,334           --
 #   Grupo Sanborns S.A.B. de C.V.....................     225,221      344,679
 #*  Grupo Simec S.A.B. de C.V. Series B..............     960,646    2,668,621
 #*  Grupo Simec S.A.B. de C.V. Sponsored ADR.........       5,180       42,683
 #*  Grupo Sports World S.A.B. de C.V.................     402,728      695,864
     Industrias Bachoco S.A.B. de C.V. ADR............      27,729    1,354,284
 #   Industrias Bachoco S.A.B. de C.V. Series B.......     755,396    3,099,293
 #*  Industrias CH S.A.B. de C.V. Series B............   1,696,510    6,960,563
 #*  Maxcom Telecomunicaciones S.A.B. de C.V..........   4,234,853      579,169
 #   Megacable Holdings S.A.B. de C.V.................     839,855    3,056,972
 #*  Minera Frisco S.A.B. de C.V......................      45,547       60,103
 #*  OHL Mexico S.A.B. de C.V.........................     402,067      763,121
 #   Organizacion Cultiba S.A.B. de C.V...............     965,623    1,144,099
 *   Promotora y Operadora de Infraestructura S.A.B.
     de C.V...........................................   1,366,417   15,341,938
 #   Qualitas Controladora S.A.B. de C.V..............     573,995    1,110,501
 *   Rassini S.A.B. de C.V............................      90,235      339,401
 *   Sanluis Corp. S.A.B. de C.V......................       4,642           --
 *   Sanluis Corp. S.A.B. de C.V. Class B.............       4,642           --
 *   Sanluis Rassini S.A.P.I. de C.V. Series A........       3,300           --
 *   Savia SA Class A.................................     610,700           --
     TV Azteca S.A.B. de C.V..........................   9,448,925    3,782,218
 #*  Urbi Desarrollos Urbanos S.A.B. de C.V...........   2,371,991          712
 #*  Vitro S.A.B. de C.V. Series A....................     791,268    1,752,567
                                                                   ------------
 TOTAL MEXICO.........................................              207,535,785
                                                                   ------------
 PHILIPPINES -- (1.6%)
     A Soriano Corp...................................   3,430,211      548,272
     Alsons Consolidated Resources, Inc...............   8,261,000      377,880
     Atlas Consolidated Mining & Development..........   5,482,400    1,168,488
     Belle Corp.......................................  35,450,400    3,690,222
     Cebu Air, Inc....................................   1,781,640    3,823,533
     Cebu Holdings, Inc...............................   3,291,900      379,318
     Century Properties Group, Inc....................  25,761,151      573,164
     China Banking Corp...............................     972,061    1,035,090
     COL Financial Group, Inc.........................     130,900       47,370
     Cosco Capital, Inc...............................   3,648,900      742,035
     D&L Industries, Inc..............................  10,482,100    4,028,464
 *   East West Banking Corp...........................   1,018,300      610,635
     EEI Corp.........................................   3,567,700      889,394
 *   Empire East Land Holdings, Inc...................  20,479,000      422,008
     Filinvest Development Corp.......................   3,314,322      337,061
     Filinvest Land, Inc.............................. 101,902,577    3,873,606
     First Gen Corp...................................  10,870,700    7,659,014
     First Philippine Holdings Corp...................   2,306,670    5,161,329

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  PHILIPPINES -- (Continued)
      Leisure & Resorts World Corp.....................  3,855,640 $   906,042
  *   Lepanto Consolidated Mining Co................... 45,665,455     280,772
      Lopez Holdings Corp.............................. 17,131,000   2,886,034
      Manila Water Co., Inc............................  7,663,600   5,624,810
  *   Megawide Construction Corp.......................  2,050,108     385,137
      Megaworld Corp...................................  4,205,300     493,210
  *   Metro Pacific Corp. Series A.....................  1,827,193          --
  *   Pepsi-Cola Products Philippines, Inc............. 11,267,900   1,018,833
      Petron Corp......................................  4,289,400     885,265
  *   Philex Petroleum Corp............................    287,100      33,624
  *   Philippine Bank of Communications................     14,726      10,571
  *   Philippine National Bank.........................  1,614,675   3,076,798
  *   Philippine National Construction Corp............    173,000       3,606
      Philippine Savings Bank..........................    356,863     813,196
      Philippine Stock Exchange, Inc. (The)............    114,472     920,070
  *   Philippine Townships, Inc........................    318,732          --
  *   Philtown Properties, Inc.........................    111,562          --
      Philweb Corp.....................................  3,113,640     884,024
      Phinma Corp......................................    135,549      31,306
      Phoenix Petroleum Philippines, Inc...............    892,880      73,243
      Puregold Price Club, Inc.........................  2,490,200   2,367,095
      RFM Corp.........................................  8,845,668   1,204,483
      Rizal Commercial Banking Corp....................  2,933,980   3,161,452
      Robinsons Land Corp.............................. 12,110,305   7,622,346
      San Miguel Pure Foods Co., Inc...................     83,210     384,396
      Security Bank Corp...............................  1,786,848   6,147,846
      Semirara Mining and Power Corp...................    882,560   2,937,196
      Trans-Asia Oil & Energy Development Corp......... 13,865,000     732,655
      Union Bank of the Philippines....................  1,263,751   2,055,979
  *   Universal Rightfield Property Holdings, Inc......  1,062,000          --
      Universal Robina Corp............................    356,235   1,671,305
  *   Victorias Milling Co., Inc.......................    231,600      25,194
      Vista Land & Lifescapes, Inc..................... 39,834,000   6,211,657
                                                                   -----------
  TOTAL PHILIPPINES....................................             88,215,028
                                                                   -----------
  POLAND -- (1.7%)
      ABC Data SA......................................    129,926     120,698
      Action SA........................................     19,311     255,617
  *   Agora SA.........................................    260,754     642,676
  *   Alchemia SA......................................    133,206     179,752
  *   Alior Bank SA....................................     30,455     704,553
      Amica Wronki SA..................................     13,504     391,198
  *   AmRest Holdings SE...............................     59,512   1,846,928
      Apator SA........................................     54,682     520,011
  #   Asseco Poland SA.................................    656,782   9,729,472
      ATM SA...........................................     64,541     194,642
  *   Bioton SA........................................    510,402     561,273
  #*  Boryszew SA......................................  1,238,906   1,922,829
      Budimex SA.......................................    111,059   4,632,760
  #   CCC SA...........................................    129,831   5,388,540
  #*  CD Projekt SA....................................    727,757   3,173,397
      Ciech SA.........................................    295,749   3,954,589
      ComArch SA.......................................      3,347      95,804

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   POLAND -- (Continued)
       Dom Development SA...............................     4,673 $   60,982
   *   Echo Investment SA...............................    41,326     73,555
       Eko Export SA....................................    46,236    307,996
       Elektrobudowa SA.................................     8,568    188,730
       Emperia Holding SA...............................    85,061  1,238,758
       Eurocash SA......................................   199,667  1,981,513
       Fabryki Mebli Forte SA...........................   115,033  1,637,673
       Famur SA.........................................   350,412    312,115
   *   Farmacol SA......................................    50,868    725,052
       Firma Oponiarska Debica SA.......................    30,655    741,857
   *   Getin Holding SA................................. 2,582,004  1,363,638
   *   Global City Holdings NV..........................    53,690    611,924
       Grupa Azoty SA...................................    88,568  1,693,680
       Grupa Azoty Zaklady Chemiczne Police SA..........    76,751    418,327
       Grupa Kety SA....................................    55,386  4,106,717
   *   Grupa Lotos SA...................................   946,054  6,220,918
   *   Hawe SA..........................................   846,548    428,343
   *   Impexmetal SA....................................   925,041    660,207
   #*  Integer.pl SA....................................    19,627    886,653
       Inter Cars SA....................................    23,846  1,380,319
   #*  Jastrzebska Spolka Weglowa SA....................   157,382    899,051
   *   Kernel Holding SA................................   352,704  2,962,199
   *   Kopex SA.........................................   214,308    624,313
   *   KRUK SA..........................................    51,729  1,604,502
   *   LC Corp. SA......................................   192,664     95,679
       Lentex SA........................................   173,375    404,175
       LPP SA...........................................       486    982,995
       Lubelski Wegiel Bogdanka SA......................   274,756  7,209,115
   *   MCI Management SA................................   225,220    663,678
   #*  Midas SA......................................... 2,339,487    359,393
   *   Mostostal Zabrze SA..............................   453,910    269,098
   #   Netia SA......................................... 2,319,888  3,742,813
       Neuca SA.........................................    16,968  1,205,400
       Orbis SA.........................................   132,247  1,521,362
       Pelion SA........................................    47,515  1,080,402
   *   Pfleiderer Grajewo SA............................    26,312    205,793
   *   Polimex-Mostostal SA............................. 3,287,314     79,881
   *   Polnord SA.......................................   227,279    444,714
   *   Polski Koncern Miesny Duda SA....................    69,986    137,130
   *   Rafako SA........................................   320,028    504,577
   *   Stalexport Autostrady SA.........................   282,703    210,012
       Stalprodukt SA...................................     9,296    884,591
   *   Sygnity SA.......................................    54,489    204,376
   #   Synthos SA.......................................   869,846  1,008,004
   #*  Trakcja SA.......................................   325,238    810,573
   *   TVN SA........................................... 1,294,646  6,182,092
   *   Vistula Group SA.................................   967,324    525,538
       Warsaw Stock Exchange............................   171,071  2,136,419
       Wawel SA.........................................       646    170,726

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  POLAND -- (Continued)
  #   Zespol Elektrowni Patnow Adamow Konin SA.........    56,520 $   420,633
                                                                  -----------
                                                                   96,902,930
  TOTAL POLAND.........................................           -----------
  SOUTH AFRICA -- (7.9%)
  #*  Adcock Ingram Holdings, Ltd......................   994,096   3,674,278
      Adcorp Holdings, Ltd.............................   705,916   2,004,558
      Advtech, Ltd..................................... 2,303,004   1,812,377
      Aeci, Ltd........................................   913,960   9,781,677
  #   African Bank Investments, Ltd.................... 5,287,877     105,576
      African Oxygen, Ltd..............................   853,971   1,024,102
      African Rainbow Minerals, Ltd....................    63,183     635,394
      Allied Electronics Corp., Ltd....................   194,270     293,770
  *   ArcelorMittal South Africa, Ltd.................. 1,402,945   2,978,621
      Assore, Ltd......................................    34,680     476,154
  #   Astral Foods, Ltd................................   336,669   5,683,587
  #*  Aveng, Ltd....................................... 3,947,299   6,051,637
      AVI, Ltd......................................... 2,884,712  20,904,348
      Barloworld, Ltd.................................. 1,463,199  11,040,570
  *   Basil Read Holdings, Ltd.........................   212,454      82,537
  *   Bell Equipment, Ltd..............................     8,132       6,622
      Blue Label Telecoms, Ltd......................... 3,010,829   2,183,573
  *   Brait SE.........................................   435,549   2,876,939
      Business Connexion Group, Ltd.................... 1,486,408     784,047
      Capitec Bank Holdings, Ltd.......................   238,749   7,827,660
      Cashbuild, Ltd...................................   186,992   2,983,371
      Caxton and CTP Publishers and Printers, Ltd......   305,099     400,356
      City Lodge Hotels, Ltd...........................   285,726   3,093,108
  #   Clicks Group, Ltd................................ 2,503,733  19,350,428
      Clover Industries, Ltd...........................   983,346   1,601,456
  *   Consolidated Infrastructure Group, Ltd...........   520,263   1,174,386
      Coronation Fund Managers, Ltd.................... 1,346,747  11,918,820
  *   Corpgro, Ltd.....................................   241,136          --
      Cullinan Holdings, Ltd...........................   197,115      39,221
      Datacentrix Holdings, Ltd........................   219,279      65,195
      DataTec, Ltd..................................... 1,746,896   8,793,672
      Distell Group, Ltd...............................   234,978   2,896,838
      Distribution and Warehousing Network, Ltd........   258,997     151,125
      DRDGOLD, Ltd..................................... 2,843,973     650,520
      EOH Holdings, Ltd................................   850,309   8,798,526
  *   Eqstra Holdings, Ltd............................. 1,879,251     511,793
  *   Evraz Highveld Steel and Vanadium, Ltd...........    63,126      17,292
  #   Famous Brands, Ltd...............................   511,629   4,859,546
      Foschini Group, Ltd. (The)....................... 1,310,636  18,791,349
      Grand Parade Investments, Ltd.................... 2,625,644   1,417,125
      Grindrod, Ltd.................................... 4,199,887   6,545,766
      Group Five, Ltd..................................   952,211   2,155,070
  *   Harmony Gold Mining Co., Ltd.....................   601,700   1,809,463
  #*  Harmony Gold Mining Co., Ltd. Sponsored ADR...... 2,826,385   8,761,794
      Holdsport, Ltd...................................   120,057     515,921
  *   Howden Africa Holdings, Ltd......................     9,069      33,339
      Hudaco Industries, Ltd...........................   230,612   2,326,269
  *   Hulamin, Ltd..................................... 1,003,453     761,508
      Iliad Africa, Ltd................................   233,033     169,950

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH AFRICA -- (Continued)
     Illovo Sugar, Ltd................................  1,818,723 $  3,757,610
 #   Invicta Holdings, Ltd............................    142,559      928,379
 *   JCI, Ltd.........................................  3,131,151           --
 #*  JD Group, Ltd....................................  1,277,054    2,757,428
     JSE, Ltd.........................................    736,085    7,719,331
     KAP Industrial Holdings, Ltd.....................  3,195,582    1,391,580
 #   Lewis Group, Ltd.................................    970,759    7,565,215
     Massmart Holdings, Ltd...........................     55,623      791,700
     Merafe Resources, Ltd............................ 10,787,086      856,147
     Metair Investments, Ltd..........................  1,017,726    2,834,813
     Mpact, Ltd.......................................  1,313,048    4,011,467
     Murray & Roberts Holdings, Ltd...................  3,556,746    6,000,916
     Mustek, Ltd......................................    740,975      468,937
     Nampak, Ltd......................................  2,719,764    9,914,995
 *   Northam Platinum, Ltd............................  2,875,817    9,471,055
     Nu-World Holdings, Ltd...........................     28,894       58,586
     Oceana Group, Ltd................................    369,193    3,399,971
 *   Octodec Investments, Ltd.........................         --           --
     Omnia Holdings, Ltd..............................    592,991    8,692,185
     Peregrine Holdings, Ltd..........................  1,361,984    2,834,317
     Petmin, Ltd......................................  1,215,428      140,621
     Pick n Pay Stores, Ltd...........................  1,369,842    6,751,923
 #*  Pinnacle Holdings, Ltd...........................  1,141,564    1,062,221
     Pioneer Foods, Ltd...............................    738,246    9,621,055
     PPC, Ltd.........................................  4,832,541    8,855,701
 #   PSG Group, Ltd...................................    825,444    9,391,363
 *   Quantum Foods Holdings, Ltd......................    714,130      240,603
     Raubex Group, Ltd................................  1,035,008    1,809,261
     RCL Foods, Ltd...................................    497,787      761,383
 #   Reunert, Ltd.....................................  1,521,578    8,166,082
 *   Royal Bafokeng Platinum, Ltd.....................    478,587    2,204,648
     Santam, Ltd......................................    127,218    2,489,910
 *   Sappi, Ltd.......................................  4,967,939   20,397,299
     Sibanye Gold, Ltd................................  4,294,147   11,610,919
     Sibanye Gold, Ltd. Sponsored ADR.................    611,009    6,806,640
     Spar Group, Ltd. (The)...........................  1,360,627   21,463,584
     Spur Corp., Ltd..................................    580,548    1,985,655
 *   Stefanutti Stocks Holdings, Ltd..................    524,569      229,969
     Sun International, Ltd...........................    931,738   10,369,181
 *   Super Group, Ltd.................................  2,773,630    8,156,797
 *   Telkom SA SOC, Ltd...............................  2,411,246   14,409,458
     Times Media Group, Ltd...........................     82,884      146,578
     Tongaat Hulett, Ltd..............................    872,386   11,965,483
     Trencor, Ltd.....................................  1,108,355    6,689,130
     Truworths International, Ltd.....................     56,331      390,090
     Tsogo Sun Holdings, Ltd..........................    143,973      339,105
     Value Group, Ltd.................................    303,978      121,973
     Wilson Bayly Holmes-Ovcon, Ltd...................    461,692    4,784,046
     Zeder Investments, Ltd...........................  4,089,733    2,746,467
                                                                  ------------
 TOTAL SOUTH AFRICA...................................             438,383,011
                                                                  ------------
 SOUTH KOREA -- (13.7%)
 #*  3S Korea Co., Ltd................................     15,208       48,186

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #   Able C&C Co., Ltd................................  61,501 $1,228,730
    #*  Actoz Soft Co., Ltd..............................  29,003    993,542
    #*  Advanced Nano Products Co., Ltd..................  15,848    212,064
    #*  Advanced Process Systems Corp.................... 124,621    696,524
    #   Aekyung Petrochemical Co., Ltd...................   7,351    453,020
    #   AfreecaTV Co., Ltd...............................  62,315  1,615,697
    #   Agabang&Company.................................. 159,566  1,103,913
    #   Ahn-Gook Pharmaceutical Co., Ltd.................  34,641    409,115
    #   Ahnlab, Inc......................................  12,042    495,458
    #*  AJ Rent A Car Co., Ltd...........................  84,730  1,276,477
    #   AK Holdings, Inc.................................  14,568  1,349,999
    #*  Aminologics Co., Ltd.............................  36,345     42,132
    #*  Amotech Co., Ltd.................................  53,135    844,527
    *   Anam Electronics Co., Ltd........................ 112,430     83,781
        Anapass, Inc.....................................  49,826    610,386
        Asia Cement Co., Ltd.............................   1,412    154,257
        ASIA Holdings Co., Ltd...........................  13,705  1,786,306
    #   Asia Paper Manufacturing Co., Ltd................  33,401    731,377
    *   Asiana Airlines, Inc............................. 595,701  4,707,726
        AtlasBX Co., Ltd.................................  41,142  1,607,161
    *   AUK Corp......................................... 199,140    313,402
    #   Autech Corp......................................  52,319    291,344
    *   Avaco Co., Ltd...................................  44,746    158,220
    #   Baiksan Co., Ltd.................................  58,310    208,897
    #   Basic House Co., Ltd. (The)......................  44,309    667,172
    #*  BH Co., Ltd......................................  71,979    579,655
    #   BHI Co., Ltd.....................................  26,142    253,908
    #   Binggrae Co., Ltd................................  29,924  2,028,943
    #   Bioland, Ltd.....................................  50,551  1,127,165
    *   Biotoxtech Co., Ltd..............................   5,960     18,658
    #   Bluecom Co., Ltd.................................  58,856    675,332
    *   Bongshin Co., Ltd................................       2         --
        Bookook Securities Co., Ltd......................   7,410    113,904
    #*  Boryung Medience Co., Ltd........................  29,179    224,902
    #   Boryung Pharmaceutical Co., Ltd..................  26,073  1,056,328
        Bukwang Pharmaceutical Co., Ltd..................  96,625  1,802,658
        BYC Co., Ltd.....................................     710    170,428
    #   Byucksan Corp.................................... 209,703  1,215,579
    #   CammSys Corp..................................... 176,838    306,656
    #*  Capro Corp....................................... 153,464    472,740
    #*  Celltrion Pharm, Inc.............................  71,366    753,567
    #*  Chabiotech Co., Ltd.............................. 151,361  1,942,332
    *   Chadiostech Co., Ltd.............................  57,057    161,173
    #*  Charm Engineering Co., Ltd.......................  42,800     55,966
    #   Chemtronics Co., Ltd.............................  51,101    519,080
    #*  Chin Hung International, Inc..................... 106,852    136,729
    #*  China Great Star International, Ltd.............. 370,481    993,758
    #*  China Ocean Resources Co., Ltd................... 457,275  2,002,230
    #*  Choa Pharmaceutical Co...........................  53,419    174,380
        Chokwang Paint, Ltd..............................  41,364    510,258
    #   Chong Kun Dang Pharmaceutical Corp...............  34,126  1,736,693
        Chongkundang Holdings Corp.......................  16,130    872,090
    #   Choong Ang Vaccine Laboratory....................  23,858    319,133

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
        Chosun Refractories Co., Ltd.....................   4,900 $  487,732
    #   Chungdahm Learning, Inc..........................  17,619    180,516
    #   CJ CGV Co., Ltd..................................  70,795  3,936,058
    *   CJ E&M Corp...................................... 123,766  4,286,822
    #*  CJ Freshway Corp.................................  14,500    632,457
    #*  CJ Korea Express Co., Ltd........................  12,269  2,148,720
        CJ O Shopping Co., Ltd...........................   9,634  1,949,701
    #*  CJ Seafood Corp..................................  91,710    212,448
    #   CKD Bio Corp.....................................  27,058    567,029
    #*  CNK International Co., Ltd.......................  59,774     70,714
    #*  Com2uSCorp.......................................  38,391  6,190,220
    #   Cosmax BTI, Inc..................................  90,252  3,814,171
    #*  CosmoAM&T Co., Ltd...............................  51,209    166,992
    #*  Cosmochemical Co., Ltd...........................  52,090    230,940
    #   Credu Corp.......................................  11,472    549,113
        Crown Confectionery Co., Ltd.....................   3,864    825,163
    #*  CTC BIO, Inc.....................................  60,779    979,921
    #*  CUROCOM Co., Ltd................................. 182,360    184,066
    #*  D.I Corp......................................... 145,220    935,062
    #*  D.ID Corp........................................  68,169    105,165
        Dae Dong Industrial Co., Ltd.....................  60,958    575,669
        Dae Han Flour Mills Co., Ltd.....................   6,486    982,122
    #   Dae Hyun Co., Ltd................................ 184,373    445,845
        Dae Won Kang Up Co., Ltd......................... 115,802    659,703
    #*  Dae Young Packaging Co., Ltd..................... 355,967    321,976
    #   Dae-Il Corp......................................  81,189    346,248
    #*  Daea TI Co., Ltd................................. 367,219    490,638
    #*  Daechang Co., Ltd................................ 319,448    249,340
        Daechang Forging Co., Ltd........................   1,367     52,181
    #   Daeduck Electronics Co........................... 212,245  1,798,283
    #   Daeduck GDS Co., Ltd............................. 112,119  1,290,440
    #   Daegu Department Store...........................  27,282    388,907
    #*  Daehan New Pharm Co., Ltd........................  15,366    227,080
    #   Daehan Steel Co., Ltd............................  79,022    394,936
    *   Daeho International Corp.........................     543         --
        Daehwa Pharmaceutical Co., Ltd...................  66,915    518,149
        Daekyo Co., Ltd..................................  72,780    461,626
    #*  Daekyung Machinery & Engineering Co., Ltd........ 139,260    203,077
    #   Daesang Corp..................................... 122,159  4,233,939
    #   Daesang Holdings Co., Ltd........................  75,190  1,192,973
    #   Daesung Holdings Co., Ltd........................  25,502    223,647
        Daewon Pharmaceutical Co., Ltd...................  58,239    897,785
        Daewon San Up Co., Ltd...........................  49,261    422,730
        Daewoong Co., Ltd................................   6,217    246,088
        Daewoong Pharmaceutical Co., Ltd.................  25,628  1,447,616
    *   Dahaam E-Tec Co., Ltd............................   2,100      6,481
        Daishin Securities Co., Ltd...................... 234,027  1,955,986
    #*  Danal Co., Ltd...................................   4,730     42,382
    #   Daou Data Corp...................................  57,148    580,078
    #   Daou Technology, Inc............................. 167,950  2,236,503
    #*  Dasan Networks, Inc.............................. 108,371    720,780
    #   Daum Kakao Corp..................................  55,806  7,753,364
    #   Dawonsys Co., Ltd................................  48,948    687,791

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   SOUTH KOREA -- (Continued)
   #   Dayou Automotive Seat Technology Co., Ltd........   315,450 $  450,420
   #   DCM Corp.........................................    32,006    470,550
   #*  Deutsch Motors, Inc..............................    57,548    224,409
       DGB Financial Group, Inc......................... 1,001,145  9,601,112
       Digital Chosun Co., Ltd..........................     4,745     19,344
   #   Digital Power Communications Co., Ltd............   162,963    622,764
   #*  DIO Corp.........................................    66,510    497,382
       Dong Ah Tire & Rubber Co., Ltd...................    29,151    502,446
   #*  Dong Yang Gang Chul Co., Ltd.....................   175,639    679,932
   #   Dong-A Socio Holdings Co., Ltd...................    14,293  1,635,668
   #   Dong-Ah Geological Engineering Co., Ltd..........    30,200    205,736
       Dong-Il Corp.....................................     3,655    240,367
   #   Dongaone Co., Ltd................................   111,180    323,598
   #   Dongbang Transport Logistics Co., Ltd............    75,370    141,633
   *   Dongbu CNI Co., Ltd..............................    20,390     48,604
   #*  Dongbu Corp......................................    50,557     30,937
   #*  Dongbu HiTek Co., Ltd............................   166,849    762,979
   *   Dongbu Securities Co., Ltd.......................   192,029    700,649
   #*  Dongbu Steel Co., Ltd............................   186,131    269,454
       Dongil Industries Co., Ltd.......................     6,523    393,656
   #   Dongjin Semichem Co., Ltd........................   144,206    495,047
   *   Dongkook Industrial Co., Ltd.....................   124,790    294,319
   #   DongKook Pharmaceutical Co., Ltd.................    31,159  1,145,712
       Dongkuk Industries Co., Ltd......................    91,860    296,120
   #   Dongkuk Steel Mill Co., Ltd......................   388,492  1,977,147
   #   Dongkuk Structure & Construction Co., Ltd........   159,549    469,672
       Dongsuh Co., Inc.................................    28,699    606,931
   #   Dongsung Chemical Co., Ltd.......................     8,700    126,953
   #   Dongsung Holdings Co., Ltd.......................   135,237    899,718
   #   Dongsung Pharmaceutical Co., Ltd.................    95,567    389,154
   *   Dongwha Enterprise Co., Ltd......................     5,538    106,800
   #   Dongwha Pharm Co., Ltd...........................   132,021    718,269
       Dongwon F&B Co., Ltd.............................     6,814  2,041,411
   #   Dongwon Industries Co., Ltd......................     6,821  2,016,317
   #*  Dongwon Systems Corp.............................     5,977    127,643
   *   Dongwoo Co., Ltd.................................    58,857    197,680
       Dongyang E&P, Inc................................    35,068    414,924
   #*  Doosan Engine Co., Ltd...........................   180,632  1,292,672
   #*  Doosan Engineering & Construction Co., Ltd.......    24,154    199,941
   *   Doosan Infracore Co., Ltd........................   113,280  1,048,825
   #*  Dragonfly GF Co., Ltd............................    41,878    402,007
       DRB Holding Co., Ltd.............................    59,548    653,470
   #*  Duksan Hi-Metal Co., Ltd.........................    85,587    872,618
   #   DuzonBIzon Co., Ltd..............................   124,375  1,261,592
       DY Corp..........................................    96,814    588,523
   *   DY POWER Corp....................................    51,834    514,260
   #   e Tec E&C, Ltd...................................     4,675    582,983
   #   e-LITECOM Co., Ltd...............................    48,416    661,067
   #*  e-Starco Co., Ltd................................   153,747    338,523
       E1 Corp..........................................    15,150    874,986
   #   Eagon Industries Co., Ltd........................    37,395    531,927
   #   Easy Bio, Inc....................................   217,586  1,130,345
   *   Ecopro Co., Ltd..................................    71,721    522,196

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #   EG Corp..........................................  30,118 $  466,344
    #*  ELK Corp......................................... 106,470    464,136
    #*  EMKOREA Co., Ltd.................................  22,942    104,451
    #   ENF Technology Co., Ltd..........................  46,783    350,561
    #   Eo Technics Co., Ltd.............................  45,957  5,378,476
    #   Estechpharma Co., Ltd............................  52,820    324,468
    #*  ESTsoft Corp.....................................     442     18,324
        Eugene Corp...................................... 266,913    868,461
    *   Eugene Investment & Securities Co., Ltd.......... 532,610  1,010,357
    #   Eugene Technology Co., Ltd.......................  94,115  1,222,262
    #*  Eusu Holdings Co., Ltd...........................  82,998    834,837
    #   EVERDIGM Corp....................................  60,355    384,561
        F&F Co., Ltd.....................................   1,096     13,642
    #*  Farmsco..........................................  10,730    129,913
    #   Fila Korea, Ltd..................................  54,634  5,469,929
    #*  Fine Technix Co., Ltd............................  84,743    229,045
    #*  Finetex EnE, Inc.................................  86,393    136,372
    #   Firstec Co., Ltd................................. 164,190    335,574
    #*  Flexcom, Inc.....................................  53,658    242,091
    #*  Foosung Co., Ltd................................. 142,799    395,447
    #   Fursys, Inc......................................  14,315    402,161
    #*  Gamevil, Inc.....................................   9,583  1,599,048
    #   Gaon Cable Co., Ltd..............................  21,699    494,808
    #*  GeneOne Life Science, Inc........................  22,383     32,441
    #*  Genexine Co., Ltd................................   3,715    217,246
    #*  Genic Co., Ltd...................................  24,790    579,702
        GIIR, Inc........................................  10,990     71,211
        Global & Yuasa Battery Co., Ltd..................  33,277  1,231,616
    #   Global Display Co., Ltd..........................  78,272    453,930
    #*  GNCO Co., Ltd.................................... 270,836    288,463
        Golfzon Co., Ltd.................................  93,414  2,126,334
    #   Grand Korea Leisure Co., Ltd..................... 121,442  4,419,312
    #   Green Cross Corp.................................  33,326  4,222,077
        Green Cross Holdings Corp........................ 128,095  2,556,925
    *   Green Non-Life Insurance Co., Ltd................  22,357         --
    #*  GS Engineering & Construction Corp............... 251,159  5,708,824
    #   GS Global Corp...................................  69,887    498,578
        GS Home Shopping, Inc............................  12,925  2,492,033
    #   GS retail Co., Ltd............................... 151,969  3,613,112
    #   Gwangju Shinsegae Co., Ltd.......................   3,400    971,367
    #   Haesung Industrial Co., Ltd......................  11,193    230,474
    #*  Halla Corp....................................... 108,801    616,674
    #   Halla Holdings Corp..............................  39,848  2,294,396
        Halla Visteon Climate Control Corp...............  51,040  2,148,590
    #   Han Kuk Carbon Co., Ltd.......................... 212,577  1,091,374
    #*  Hana Micron, Inc................................. 102,657  1,016,382
    #   Hana Tour Service, Inc...........................  51,816  4,035,609
    #*  Hanall Biopharma Co., Ltd........................  92,648    340,506
        Hancom, Inc......................................  89,899  1,663,834
    #   Handok, Inc......................................  29,047    560,377
    #   Handsome Co., Ltd................................  83,728  2,348,747
        Hanil Cement Co., Ltd............................  20,147  3,033,205
    #*  Hanjin Heavy Industries & Construction Co., Ltd.. 405,499  1,437,889

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #   Hanjin Heavy Industries & Construction Holdings
        Co., Ltd.........................................  80,766 $  504,438
    #*  Hanjin Kal Corp.................................. 230,247  6,819,124
    #*  Hanjin P&C Co., Ltd.............................. 110,818    170,379
    *   Hanjin Shipping Co., Ltd.........................      --          1
    #   Hanjin Transportation Co., Ltd...................  56,414  3,266,526
        Hankook Shell Oil Co., Ltd.......................   3,614  1,646,963
    *   Hankook Synthetics, Inc..........................     550         --
    *   Hankuk Glass Industries, Inc.....................  11,460    260,388
        Hankuk Paper Manufacturing Co., Ltd..............  12,824    360,865
    #*  Hanmi Pharm Co., Ltd.............................  35,574  3,169,250
    #*  Hanmi Science Co., Ltd...........................  58,387    800,100
    #   Hanmi Semiconductor Co., Ltd.....................  55,466    872,636
    #   Hansae Co., Ltd.................................. 100,367  3,483,873
        Hansae Yes24 Holdings Co., Ltd...................  60,141    652,179
    #   Hanshin Construction.............................  16,912    215,376
    #   Hansol Chemical Co., Ltd.........................  51,329  2,358,015
        Hansol Holdings Co., Ltd......................... 162,702  1,173,482
    #*  Hansol HomeDeco Co., Ltd......................... 362,991    484,688
    #   Hansol Logistics Co., Ltd........................ 237,664    496,142
    *   Hansol Paper Co., Ltd............................  99,326  1,775,618
    #*  Hansol Technics Co., Ltd......................... 112,938  1,402,537
    #   Hanssem Co., Ltd.................................  43,605  6,119,608
    #   Hanwha Chemical Corp............................. 106,197  1,188,188
        Hanwha Corp...................................... 245,170  6,116,632
    #   Hanwha Galleria Timeworld Co., Ltd...............  11,653    708,507
    #*  Hanwha General Insurance Co., Ltd................ 173,490    664,277
    *   Hanwha Investment & Securities Co., Ltd.......... 368,771  1,336,374
        Hanyang Eng Co., Ltd.............................  63,549    433,806
        Hanyang Securities Co., Ltd......................  18,538    125,289
    #*  Harim Co., Ltd................................... 179,090    692,921
    *   Harim Holdings Co., Ltd.......................... 171,501    777,187
    #   Heung-A Shipping Co., Ltd........................ 583,317  1,486,169
    *   Heungkuk Fire & Marine Insurance Co., Ltd........  92,139    338,273
    #   High Tech Pharm Co., Ltd.........................  28,464    347,871
    #   Hite Jinro Co., Ltd.............................. 172,218  3,627,852
        Hitejinro Holdings Co., Ltd......................  49,775    524,210
    *   HMC Investment Securities Co., Ltd............... 108,200  1,010,663
        HS R&A Co., Ltd..................................  23,158    632,990
    #   Huchems Fine Chemical Corp....................... 109,178  2,635,558
        Humax Co., Ltd................................... 107,106  1,598,890
    #   Huons Co., Ltd...................................  38,303  2,045,190
    #   Husteel Co., Ltd.................................  23,193    369,894
    #   Huvis Corp.......................................  97,217  1,013,955
    #   Huvitz Co., Ltd..................................  39,094    581,380
    #   Hwa Shin Co., Ltd................................ 111,019    703,726
        Hwacheon Machine Tool Co., Ltd...................   4,979    295,559
        HwaSung Industrial Co., Ltd......................  53,066    659,930
    #   Hy-Lok Corp......................................  42,744  1,076,967
    #   Hyosung Corp..................................... 121,019  7,985,954
    *   Hyundai BNG Steel Co., Ltd.......................  58,986    788,475
    #   Hyundai Corp.....................................  60,106  1,499,644
        Hyundai Development Co........................... 190,271  7,443,078
    #*  Hyundai Elevator Co., Ltd........................  64,859  3,849,374

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #   Hyundai Engineering Plastics Co., Ltd............  97,720 $  787,630
    #   Hyundai Greenfood Co., Ltd....................... 271,752  4,286,201
        Hyundai Home Shopping Network Corp...............  34,705  3,796,823
        Hyundai Hy Communications & Networks Co., Ltd.... 173,909    688,987
    #   Hyundai Hysco Co., Ltd...........................  43,846  3,068,708
    #   Hyundai Livart Furniture Co., Ltd................  61,321  1,916,943
        Hyundai Marine & Fire Insurance Co., Ltd.........  27,130    645,647
    #*  Hyundai Merchant Marine Co., Ltd.................  12,429    115,984
    #   Hyundai Mipo Dockyard Co., Ltd...................   2,711    190,255
    #*  Hyundai Securities Co., Ltd...................... 671,632  4,575,550
    #*  Hyunjin Materials Co., Ltd.......................  76,293    242,684
    #   HyVision System, Inc.............................  45,692    378,007
    #   ICD Co., Ltd.....................................  84,572    585,154
    #   Il Dong Pharmaceutical Co., Ltd..................  62,230    952,260
    #   Iljin Display Co., Ltd...........................  21,141    126,922
    #   Iljin Electric Co., Ltd.......................... 122,569  1,002,550
    #   Iljin Holdings Co., Ltd.......................... 132,799    809,864
    #*  Iljin Materials Co., Ltd.........................  91,522    613,305
        Ilshin Spinning Co., Ltd.........................   7,762  1,191,255
    #   Ilsung Pharmaceuticals Co., Ltd..................   2,864    293,379
    #*  IM Co., Ltd......................................  65,996    219,260
    #   iMarketKorea, Inc................................  90,333  2,255,054
    #   InBody Co., Ltd..................................  58,689  2,059,846
    #*  Infinitt Healthcare Co., Ltd.....................   8,517     55,991
    #*  Infopia Co., Ltd.................................  36,952    452,934
    #*  Infraware, Inc................................... 103,254    681,222
    #*  InkTec Co., Ltd..................................  38,881    381,793
    #   Innochips Technology, Inc........................  31,294    433,887
    #*  InnoWireless, Inc................................  21,995    266,440
    #*  Innox Corp.......................................  63,904    919,101
    #*  Insun ENT Co., Ltd............................... 163,120    641,302
        Intelligent Digital Integrated Securities Co.,
          Ltd............................................  27,431    337,237
    #*  Interflex Co., Ltd...............................  56,555    977,301
        Intergis Co., Ltd................................   5,610     37,718
    #   Interojo Co., Ltd................................  39,961    701,844
    #   Interpark Corp................................... 206,989  1,727,140
        INTOPS Co., Ltd..................................  38,470    646,418
    #   Inzi Controls Co., Ltd...........................  45,990    212,333
        INZI Display Co., Ltd............................  64,622    107,423
        Iones Co., Ltd...................................  18,073    245,846
    #*  IS Dongseo Co., Ltd..............................  52,132  2,785,165
    #   ISU Chemical Co., Ltd............................  65,141    515,647
    #   IsuPetasys Co., Ltd.............................. 189,204    966,541
    #   Jahwa Electronics Co., Ltd.......................  73,642  1,001,563
    #   JB Financial Group Co., Ltd...................... 490,419  2,604,488
    *   Jcontentree Corp................................. 162,538    499,906
    #   Jeil Pharmaceutical Co...........................  38,801    750,177
    #*  Jeju Semiconductor Corp..........................  33,053     89,993
        Jinro Distillers Co., Ltd........................  12,752    355,890
    #   Jinsung T.E.C....................................  70,489    337,735
        JLS Co., Ltd.....................................   5,579     31,066
    #   JNK Heaters Co., Ltd.............................  11,537     51,593
    *   JoyCity Corp.....................................   9,129    208,080

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CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #*  Joymax Co., Ltd..................................  21,192 $  555,970
    #*  Jusung Engineering Co., Ltd...................... 222,336    811,747
    #*  JVM Co., Ltd.....................................  18,510  1,000,799
    #   JW Holdings Co., Ltd............................. 195,463    439,572
    #   JW Pharmaceutical Corp...........................  57,132    733,409
    #   JW Shinyak Corp..................................   5,822     31,029
    #*  JYP Entertainment Corp...........................  11,644     44,378
    #   KB Capital Co., Ltd..............................  66,046  1,244,267
        KC Cottrell Co., Ltd.............................  28,203    166,537
    #   KC Green Holdings Co., Ltd.......................  76,743    630,061
    #   KC Tech Co., Ltd................................. 123,092    863,464
    #*  KCC Engineering & Construction Co., Ltd..........  30,123    207,451
    *   KCO Energy, Inc..................................     120         --
    #   KCP Co., Ltd.....................................  63,178  1,998,153
    #*  Keangnam Enterprises, Ltd........................   5,833     23,911
    #*  KEC Corp......................................... 253,309    284,926
    #   KEPCO Engineering & Construction Co., Inc........  15,812    613,341
    #   Keyang Electric Machinery Co., Ltd............... 156,430    585,080
        KG Chemical Corp.................................  43,444    666,214
    #   Kginicis Co., Ltd................................  88,253  1,984,115
    #   KGMobilians Co., Ltd.............................  67,135    893,006
    #   KH Vatec Co., Ltd................................  69,462  2,566,248
    #   KISCO Corp.......................................  20,347    592,002
        KISCO Holdings Co., Ltd..........................   2,292     98,619
    #   Kishin Corp......................................  49,420    321,010
    #   KISWIRE, Ltd.....................................  39,054  1,442,812
    #   KIWOOM Securities Co., Ltd.......................  68,819  3,662,184
    *   KMH Co., Ltd.....................................  51,108    472,324
    #*  KMW Co., Ltd.....................................  53,185    854,951
    #   Koentec Co., Ltd................................. 297,857    732,158
    #   Koh Young Technology, Inc........................  63,733  2,764,044
    #   Kolao Holdings................................... 131,554  2,028,204
    #   Kolon Corp.......................................  45,278    934,819
    #*  Kolon Global Corp................................  34,852    255,680
    #   Kolon Industries, Inc............................ 107,359  4,553,798
    #   Kolon Life Science, Inc..........................  26,630  1,066,938
    #*  Komipharm International Co., Ltd.................  11,873     97,947
    #   KONA I Co., Ltd..................................  71,763  2,236,819
        Kook Soon Dang Brewery Co., Ltd..................  67,701    370,077
        Korea Airport Service Co., Ltd...................     934     35,072
    *   Korea Alcohol Industrial Co., Ltd................  42,594    183,255
    #   Korea Cast Iron Pipe Industries Co., Ltd.........   8,530     42,280
    #   Korea Circuit Co., Ltd...........................  65,808    759,730
    #   Korea District Heating Corp......................  16,897    834,287
        Korea Electric Terminal Co., Ltd.................  32,072  1,893,233
        Korea Electronic Power Industrial Development
          Co., Ltd.......................................  74,881    421,508
        Korea Export Packaging Industrial Co., Ltd.......   5,621    117,745
    #   Korea Flange Co., Ltd............................  30,271    447,195
    #*  Korea Info & Comm................................  61,340    497,637
        Korea Investment Holdings Co., Ltd............... 124,178  5,852,000
    #   Korea Kolmar Co., Ltd............................  77,481  4,065,842
    #   Korea Kolmar Holdings Co., Ltd...................  33,913  1,690,127
    #*  Korea Line Corp..................................  64,935  1,300,956

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   SOUTH KOREA -- (Continued)
       Korea Petrochemical Ind Co., Ltd.................    19,034 $1,421,146
   #   Korea United Pharm, Inc..........................    52,639    737,737
       Korean Reinsurance Co............................   553,359  5,146,251
   #   Kortek Corp......................................    56,343    600,120
   #   KPF..............................................    42,149    148,681
       KPX Chemical Co., Ltd............................     6,479    329,745
   #*  KR Motors Co., Ltd...............................    56,572     54,467
   #*  KSCB Co., Ltd....................................     7,972     23,966
   *   KT Hitel Co., Ltd................................    78,557    744,878
       KT Skylife Co., Ltd..............................   119,289  1,761,501
   #*  KTB Investment & Securities Co., Ltd.............   307,884    522,222
       Kukdo Chemical Co., Ltd..........................    22,688    964,903
   #   Kumho Electric Co., Ltd..........................    23,500    477,223
   #   Kumho Petrochemical Co., Ltd.....................     2,013    163,944
   #*  Kumho Tire Co., Inc..............................   421,717  3,730,636
   #   Kumkang Kind Co., Ltd............................    16,750  1,037,166
       Kunsul Chemical Industrial Co., Ltd..............    23,122  1,153,245
       Kwang Dong Pharmaceutical Co., Ltd...............   197,814  1,973,166
   #*  Kwang Myung Electric Engineering Co., Ltd........   223,437    485,238
   *   Kyeryong Construction Industrial Co., Ltd........    25,068    241,802
   *   Kyobo Securities Co., Ltd........................   120,640  1,074,206
   #   Kyung Dong Navien Co., Ltd.......................    33,704    766,421
   #   Kyung-In Synthetic Corp..........................   123,588    529,600
       Kyungbang, Ltd...................................     4,520    689,998
       Kyungchang Industrial Co., Ltd...................    71,816    508,286
       KyungDong City Gas Co., Ltd......................    12,684  1,142,363
   #   Kyungdong Pharm Co., Ltd.........................    38,679    845,039
   #   L&F Co., Ltd.....................................    52,290    301,547
   *   LB Semicon, Inc..................................   164,971    248,513
   #   LEENO Industrial, Inc............................    51,031  1,858,527
   #   LF Corp..........................................   117,473  3,366,206
   #   LG Hausys, Ltd...................................    37,195  6,065,483
   #   LG Innotek Co., Ltd..............................    28,962  2,566,877
   #   LG International Corp............................   206,725  6,906,579
   #*  LG Life Sciences, Ltd............................    57,740  2,460,760
       LIG Insurance Co., Ltd...........................   240,282  5,036,546
   #   LMS Co., Ltd.....................................    32,869    564,263
   #   Lock&Lock Co., Ltd...............................   202,888  1,923,456
   #*  Logistics Energy Korea Co., Ltd..................   113,943    199,233
       Lotte Chilsung Beverage Co., Ltd.................     3,217  4,874,720
       Lotte Confectionery Co., Ltd.....................     2,271  3,870,128
   #   Lotte Food Co., Ltd..............................     3,967  2,243,449
   #   LOTTE Himart Co., Ltd............................    51,069  2,515,279
   *   Lotte Non-Life Insurance Co., Ltd................   156,426    382,478
       LS Corp..........................................    50,782  2,225,950
   #   LS Industrial Systems Co., Ltd...................    81,575  4,496,148
   #*  Lumens Co., Ltd..................................   301,165  1,789,432
       Macquarie Korea Infrastructure Fund.............. 1,308,075  8,789,369
   #*  Macrogen, Inc....................................    28,340  1,435,308
   #   Maeil Dairy Industry Co., Ltd....................    40,992  1,203,001
   #*  Mando Corp.......................................    31,793  4,792,605
   #   MDS Technology Co., Ltd..........................    12,932    268,169
   #*  Medifron DBT Co., Ltd............................    93,432    216,723

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   SOUTH KOREA -- (Continued)
   #*  Medipost Co., Ltd................................     3,841 $  165,181
       Medy-Tox, Inc....................................    23,965  8,052,504
       MegaStudy Co., Ltd...............................    26,098  1,419,362
   #*  Melfas, Inc......................................   104,886    496,917
   #   Meritz Financial Group, Inc......................   163,922  1,451,245
   #   Meritz Fire & Marine Insurance Co., Ltd..........   360,346  4,008,183
       Meritz Securities Co., Ltd....................... 1,043,095  3,651,450
       Mi Chang Oil Industrial Co., Ltd.................     2,262    146,651
       Mirae Asset Securities Co., Ltd..................   135,716  5,711,292
   #*  Mirae Corp....................................... 1,931,820    306,168
       Miwon Chemicals Co., Ltd.........................     1,890     60,161
   *   Miwon Commercial Co., Ltd........................       716    106,316
       Miwon Specialty Chemical Co., Ltd................     1,041    279,698
   #   MK Electron Co., Ltd.............................    96,243    510,165
   #*  MNTech Co., Ltd..................................   107,105    555,177
   #   Modetour Network, Inc............................    62,361  1,570,405
   #*  Monalisa Co., Ltd................................    68,050    174,815
       Moorim P&P Co., Ltd..............................   160,953    574,354
       Moorim Paper Co., Ltd............................    98,440    202,178
   #   Motonic Corp.....................................    63,819    796,727
   *   Muhak Co., Ltd...................................    56,432  1,909,565
       Namhae Chemical Corp.............................   146,780  1,179,010
   *   Namsun Aluminum Co., Ltd.........................   129,275    134,075
   #   Namyang Dairy Products Co., Ltd..................     1,390    917,515
   #*  Neowiz Games Corp................................    84,844  1,722,342
   *   NEOWIZ HOLDINGS Corp.............................    24,844    329,889
   #*  NEPES Corp.......................................   104,343    899,042
   #   Nexen Corp.......................................    33,168  2,671,542
   #   Nexen Tire Corp..................................   199,158  2,829,557
   #*  Nexolon Co., Ltd.................................    29,760      8,476
   #*  Nexon GT Co., Ltd................................    77,052  1,002,047
   #   NICE Holdings Co., Ltd...........................    84,553  1,326,332
       NICE Information Service Co., Ltd................   201,510  1,174,174
   #*  NK Co., Ltd......................................   162,535    631,988
       Nong Shim Holdings Co., Ltd......................     9,337    917,175
   #   Nong Woo Bio Co., Ltd............................    43,785    863,919
   #   NongShim Co., Ltd................................    19,606  4,140,977
       Noroo Holdings Co., Ltd..........................    11,728    244,726
       NOROO Paint & Coatings Co., Ltd..................    47,451    426,581
   #   NPC..............................................    56,060    286,464
   #   OCI Materials Co., Ltd...........................    35,023  2,057,519
   #*  OPTRON-TEC, Inc..................................    86,759    504,343
   #*  Orientbio, Inc...................................   458,227    291,430
   #*  OSANGJAIEL Co., Ltd..............................    36,751    399,437
   #*  Osstem Implant Co., Ltd..........................    60,174  2,426,145
   #*  Osung LST Co., Ltd...............................    24,751     14,984
       Ottogi Corp......................................     6,617  3,435,798
   #*  Paik Kwang Industrial Co., Ltd...................    85,406    183,993
   #*  Pan Ocean Co., Ltd...............................    17,111     40,295
   #   Pan-Pacific Co., Ltd.............................   154,544    895,160
       Pang Rim Co., Ltd................................     7,301    150,055
   #*  PaperCorea, Inc..................................   688,918    456,892
   #   Partron Co., Ltd.................................   220,943  2,496,923

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CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #*  Pharmicell Co., Ltd.............................. 146,444 $  427,050
        Poongsan Corp.................................... 144,872  2,995,301
    #   Poongsan Holdings Corp...........................  25,820    914,376
    #   POSCO Chemtech Co., Ltd..........................  11,177  1,381,029
    *   POSCO Coated & Color Steel Co., Ltd..............   2,498     31,042
    #   Posco ICT Co., Ltd............................... 297,041  1,487,389
    #   Posco M-Tech Co., Ltd............................ 120,392    302,287
    #*  Posco Plantec Co., Ltd...........................  21,301     71,938
    #*  Power Logics Co., Ltd............................ 153,415    585,366
    #   PSK, Inc.........................................  58,750    737,506
    #   Pulmuone Co., Ltd................................   6,862    818,187
    #   Pyeong Hwa Automotive Co., Ltd...................  68,705  1,059,227
    #*  Redrover Co., Ltd................................ 134,133    689,786
    #   Reyon Pharmaceutical Co., Ltd....................  23,194    430,327
    #   RFsemi Technologies, Inc.........................  30,415    211,309
    #   RFTech Co., Ltd..................................  48,046    391,621
    #   Romanson Co., Ltd................................  49,559    718,729
    #*  S&C Engine Group, Ltd............................ 122,917    264,965
    #   S&T Corp.........................................   5,003     73,551
        S&T Dynamics Co., Ltd............................ 158,482  1,451,398
    #   S&T Holdings Co., Ltd............................  29,791    534,821
        S&T Motiv Co., Ltd...............................  50,410  2,035,088
    #   S-Energy Co., Ltd................................  59,160    421,527
    #   S-MAC Co., Ltd...................................  82,037    342,745
    #   Saeron Automotive Corp...........................   2,640     24,866
    #*  Sajo Industries Co., Ltd.........................  13,633    556,418
        Sam Young Electronics Co., Ltd...................  63,000    689,599
    #   Sam Yung Trading Co., Ltd........................  54,602  1,162,710
        Samchully Co., Ltd...............................  15,646  1,966,906
        Samho Development Co., Ltd.......................  75,697    216,309
    #*  Samho International Co., Ltd.....................  29,154    426,620
    #   SAMHWA Paints Industrial Co., Ltd................  55,658    757,408
    #   Samick Musical Instruments Co., Ltd.............. 382,196  1,504,015
    #   Samick THK Co., Ltd..............................  46,951    357,467
    #   Samjin Pharmaceutical Co., Ltd...................  59,596  1,255,845
    #   Samkwang Glass...................................  19,483  1,320,694
    #   Samlip General Foods Co., Ltd....................  12,187  2,154,871
    #   Samsung Fine Chemicals Co., Ltd.................. 123,140  3,831,398
    #   Samsung Techwin Co., Ltd......................... 177,701  3,704,738
    #*  SAMT Co., Ltd....................................  76,958    129,833
    #   Samyang Foods Co., Ltd...........................  17,230    339,305
        Samyang Holdings Corp............................  21,745  1,870,125
    #   Samyang Tongsang Co., Ltd........................   9,965    971,988
    *   Samyoung Chemical Co., Ltd....................... 173,170    238,254
    #*  Sangbo Corp......................................  70,530    454,768
    #*  Sapphire Technology Co., Ltd.....................  42,273    486,826
        Satrec Initiative Co., Ltd.......................   9,000    149,258
        Savezone I&C Corp................................  62,674    350,653
        SBS Contents Hub Co., Ltd........................  50,267    566,841
    #   SBS Media Holdings Co., Ltd...................... 277,535  1,134,172
    #*  SBW.............................................. 568,070    526,474
        Seah Besteel Corp................................  87,900  2,556,569
        SeAH Holdings Corp...............................   4,811    643,863

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   SOUTH KOREA -- (Continued)
       SeAH Steel Corp..................................    17,840 $1,244,927
   #   Sebang Co., Ltd..................................    57,074    996,576
   #*  Seegene, Inc.....................................    58,471  1,742,843
   #   Sejong Industrial Co., Ltd.......................    70,108    863,976
       Sempio Foods Co..................................    11,122    336,101
   #*  Seobu T&D........................................    71,555  1,105,610
   #   Seohan Co., Ltd..................................   245,591    495,567
   #*  Seohee Construction Co., Ltd.....................   889,273    631,317
   #   Seoul Semiconductor Co., Ltd.....................   189,938  3,361,353
   #   SEOWONINTECH Co., Ltd............................    58,761    754,244
   #   Seoyeon Co., Ltd.................................   118,432  1,512,937
   #*  Sewon Cellontech Co., Ltd........................   146,454    360,531
       Sewon Precision Industry Co., Ltd................    19,656    467,444
   #   SEWOONMEDICAL Co., Ltd...........................   109,964    608,678
   #   SFA Engineering Corp.............................    58,145  2,442,139
   #*  SG Corp..........................................   865,420    522,773
   #   SH Energy & Chemical Co., Ltd....................   527,381    840,424
       Shin Poong Pharmaceutical Co., Ltd...............   162,004    613,476
   #*  Shinil Industrial Co., Ltd.......................   280,106    381,964
       Shinsegae Co., Ltd...............................    39,908  5,851,944
       Shinsegae Information & Communication Co., Ltd...     6,991    674,279
   #   Shinsegae International Co., Ltd.................    14,823  1,206,417
   #*  Shinsung Solar Energy Co., Ltd...................   269,802    313,920
   #*  Shinsung Tongsang Co., Ltd.......................   663,999    867,625
   *   Shinwha Intertek Corp............................   123,334    339,058
   *   Shinwon Corp.....................................   179,120    302,171
   #   Shinyoung Securities Co., Ltd....................    14,050    720,463
   #*  Signetics Corp...................................   297,153    463,441
   #*  SIGONG TECH Co., Ltd.............................    67,831    278,886
       Silicon Works Co., Ltd...........................    70,469  1,856,270
   #   Silla Co., Ltd...................................    38,828    761,420
   #*  Simm Tech Co., Ltd...............................   131,543  1,263,408
   #   SIMPAC, Inc......................................    79,081    407,076
       Sindoh Co., Ltd..................................    10,939    715,135
   #   SJM Co., Ltd.....................................    49,393    307,547
   *   SK Broadband Co., Ltd............................   902,916  3,494,529
   #   SK Chemicals Co., Ltd............................    87,656  4,874,638
   #*  SK Communications Co., Ltd.......................   103,928    698,177
   #   SK Gas, Ltd......................................    23,146  1,818,045
   *   SK Networks Co., Ltd.............................   493,573  4,227,963
   #*  SK Securities Co., Ltd........................... 1,903,038  1,624,085
       SKC Co., Ltd.....................................   144,875  3,978,489
   #*  SKC Solmics Co., Ltd.............................    43,587     81,122
       SL Corp..........................................    77,273  1,246,715
   #*  SM Culture & Contents Co., Ltd...................    59,505    186,769
   #*  SM Entertainment Co..............................    92,354  3,076,409
   #*  Solborn, Inc.....................................    82,934    345,694
   *   Solco Biomedical Co., Ltd........................    56,341     29,411
   #   Solid, Inc.......................................    97,778    696,461
       Songwon Industrial Co., Ltd......................   100,166    790,789
   #   Soulbrain Co., Ltd...............................    57,380  1,902,577
   *   Ssangyong Cement Industrial Co., Ltd.............   118,503  1,621,218
   #*  Steel Flower Co., Ltd............................    29,816    111,810

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CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #*  STS Semiconductor & Telecommunications........... 300,260 $1,138,313
    #*  STX Corp.........................................   1,861      6,989
    #*  STX Engine Co., Ltd.............................. 115,112     69,274
    #   Suheung Co., Ltd.................................  35,782  1,612,110
        Sun Kwang Co., Ltd...............................  15,705    278,095
    #   Sunchang Corp....................................  37,052    277,035
    #   Sung Kwang Bend Co., Ltd......................... 102,370  1,234,060
    #*  Sungchang Enterprise Holdings, Ltd...............  31,117    601,568
    #*  Sungshin Cement Co., Ltd......................... 119,160  1,471,781
        Sungwoo Hitech Co., Ltd.......................... 218,231  2,407,151
        Sunjin Co., Ltd..................................  25,877    734,313
    #*  Sunny Electronics Corp...........................  81,771    180,790
    #*  Suprema, Inc.....................................  68,452  1,681,963
    #*  Synopex, Inc..................................... 329,126    564,187
        Tae Kyung Industrial Co., Ltd....................  39,841    210,752
        Taekwang Industrial Co., Ltd.....................   2,106  2,167,152
    #*  Taewoong Co., Ltd................................  61,512    839,016
    *   Taeyoung Engineering & Construction Co., Ltd..... 242,962  1,075,652
    #*  Taihan Electric Wire Co., Ltd.................... 189,922    208,400
        Tailim Packaging Industrial Co., Ltd............. 183,561    383,335
    #   TCC Steel........................................  40,253    100,045
    #   TechWing, Inc....................................  50,605    467,613
    #   TES Co., Ltd.....................................  40,294    597,528
    #*  Theall Medi Bio..................................  24,080     31,443
    #*  Theragen Etex Co., Ltd...........................  43,667    197,182
    #*  TK Chemical Corp................................. 262,605    433,192
    #*  TK Corp..........................................  75,303    724,817
        Tokai Carbon Korea Co., Ltd......................   1,274     11,031
    #   Tong Yang Moolsan Co., Ltd.......................  22,590    161,812
        Tongyang Life Insurance.......................... 212,493  2,132,753
    #*  Top Engineering Co., Ltd.........................  43,811    174,888
    #   Toptec Co., Ltd..................................  47,894    733,155
    #*  Toray Chemical Korea, Inc........................ 124,140  1,600,950
    #   Tovis Co., Ltd...................................  78,732  1,415,917
    #*  Trais Co., Ltd...................................  59,456    144,906
    *   Trigem Computer, Inc.............................       1         --
    #   TS Corp..........................................  26,872    613,348
    #*  UBCare Co., Ltd..................................  31,444     77,174
    #   Ubiquoss, Inc....................................  79,861    705,842
    #*  Ubivelox, Inc....................................  15,537    222,094
    #   UI Display Co., Ltd..............................  34,401    142,343
    #   Uju Electronics Co., Ltd.........................  42,498    594,760
    #   Unid Co., Ltd....................................  21,364  1,143,583
    #*  Uniquest Corp....................................  16,050    135,249
    #*  Unison Co., Ltd..................................  99,851    224,574
    #   Value Added Technologies Co., Ltd................  39,778    967,685
    #   Vieworks Co., Ltd................................  39,832  1,188,081
    #   Visang Education, Inc............................  29,722    205,542
    #*  Webzen, Inc......................................  44,001  1,236,156
    #*  WeMade Entertainment Co., Ltd....................  27,945  1,197,620
    #   Whanin Pharmaceutical Co., Ltd...................  43,130    766,675
        WillBes & Co. (The).............................. 288,928    359,390
    #   WiSoL Co., Ltd...................................  96,855    790,315

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CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  #*  Wonik Cube Corp..................................    20,753 $     57,050
  #*  Wonik IPS Co., Ltd...............................   284,525    3,476,687
  *   Wonik Materials Co., Ltd.........................    15,040      644,524
  #   Woojeon & Handan Co., Ltd........................    90,141      202,308
  #*  Woongjin Energy Co., Ltd.........................   324,645      466,680
  #*  Woongjin Holdings Co., Ltd.......................   237,553      451,020
  *   Woongjin Thinkbig Co., Ltd.......................   122,254      840,571
  #   Wooree ETI Co., Ltd..............................   161,548      289,294
      Woori Investment & Securities Co., Ltd...........   504,684    5,082,041
  #*  Woori Investment Bank Co., Ltd................... 2,960,139    1,098,566
  #   WooSung Feed Co., Ltd............................    86,370      248,415
  #   Y G-1 Co., Ltd...................................    89,329      742,591
      YESCO Co., Ltd...................................    13,100      402,858
  #   YG Entertainment, Inc............................    46,549    2,011,539
  #   Yoosung Enterprise Co., Ltd......................   138,277      641,417
  #   Youlchon Chemical Co., Ltd.......................    62,684      617,565
  #   Young Heung Iron & Steel Co., Ltd................   287,784      463,763
      Young Poong Corp.................................     2,389    3,095,909
  *   Young Poong Mining & Construction Corp...........     1,580           --
  #   Young Poong Precision Corp.......................    81,590      730,672
      Youngone Corp....................................    76,448    3,920,250
      Youngone Holdings Co., Ltd.......................    29,493    2,416,421
  #*  Yuanta Securities Korea..........................    12,966       46,888
  #   Yuhan Corp.......................................    44,525    6,949,064
      YuHwa Securities Co., Ltd........................    13,060      178,644
  #*  Yungjin Pharmaceutical Co., Ltd..................   469,292      605,232
  *   ZeroOne Interactive Co., Ltd.....................     3,200           --
                                                                  ------------
  TOTAL SOUTH KOREA....................................            763,548,648
                                                                  ------------
  TAIWAN -- (13.5%)
  #   A-DATA Technology Co., Ltd....................... 1,155,879    1,989,021
  #   Ability Enterprise Co., Ltd...................... 2,737,076    1,624,812
  #   AcBel Polytech, Inc.............................. 2,302,599    2,619,603
      Accton Technology Corp........................... 3,231,763    1,592,716
  #   Ace Pillar Co., Ltd..............................   254,008      165,387
      ACES Electronic Co., Ltd.........................   510,000      670,918
  #   ACHEM Technology Corp............................ 1,430,860      848,979
  *   Acme Electronics Corp............................   322,000      329,790
  #   Acter Co., Ltd...................................   211,000      533,529
  *   Action Electronics Co., Ltd......................   761,635      162,901
      Actron Technology Corp...........................   332,150    1,183,362
  #   Adlink Technology, Inc...........................   537,183    1,314,134
  #   Advanced Ceramic X Corp..........................   222,000    1,073,889
  *   Advanced Connectek, Inc.......................... 1,355,000      523,161
      Advanced International Multitech Co., Ltd........   477,000      372,331
  #*  Advanced Wireless Semiconductor Co...............   775,000    1,151,382
  #   Advancetek Enterprise Co., Ltd...................   846,917      631,903
  #*  AGV Products Corp................................ 3,166,801      797,429
  #   AimCore Technology Co., Ltd......................   334,589      290,160
      Alcor Micro Corp.................................   391,000      330,390
      ALI Corp......................................... 1,963,000    1,554,025
  #   Allis Electric Co., Ltd..........................    54,000       15,936
  #   Alltek Technology Corp...........................   457,640      440,445

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CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   Alltop Technology Co., Ltd.......................     54,000 $   56,816
  #   Alpha Networks, Inc..............................  2,128,763  1,178,900
  #   Altek Corp.......................................  1,648,945  1,943,101
  #   Ambassador Hotel (The)...........................  1,565,000  1,395,101
  #   AMPOC Far-East Co., Ltd..........................    548,444    504,385
  #   AmTRAN Technology Co., Ltd.......................  4,567,951  2,593,309
      Anpec Electronics Corp...........................    562,590    573,457
  #   Apacer Technology, Inc...........................    779,576    800,442
  #   APCB, Inc........................................    865,000    652,247
  #   Apex Biotechnology Corp..........................    629,483  1,060,588
  #   Apex International Co., Ltd......................    645,293    914,363
  #   Apex Medical Corp................................    325,500    596,760
  #   Apex Science & Engineering.......................    863,897    330,011
  #   Arcadyan Technology Corp.........................    857,718  1,158,520
  #   Ardentec Corp....................................  2,348,642  1,994,660
  *   Arima Communications Corp........................  1,206,719    491,242
  #*  Asia Optical Co., Inc............................  1,453,000  1,955,019
  #   Asia Plastic Recycling Holding, Ltd..............    882,460  1,034,283
  #   Asia Polymer Corp................................  1,739,484  1,283,222
  #   Asia Vital Components Co., Ltd...................  1,897,058  1,440,925
  #   ASROCK, Inc......................................    253,000    581,263
  #   Aten International Co., Ltd......................    519,479  1,368,197
      Audix Corp.......................................    522,600    727,795
  #   AURAS Technology Co., Ltd........................     99,585     63,097
  #   Aurora Corp......................................    659,499  1,118,661
  #   AV Tech Corp.....................................    242,000    388,562
      Avermedia Technologies...........................    816,446    282,575
  #*  Avision, Inc.....................................    960,000    284,202
  #   AVY Precision Technology, Inc....................    263,000    613,438
  #   Awea Mechantronic Co., Ltd.......................    227,200    312,947
      Bank of Kaohsiung Co., Ltd.......................  2,218,651    633,930
  #   Basso Industry Corp..............................    581,000    799,732
  #   BenQ Materials Corp..............................    900,000    922,350
  #   BES Engineering Corp.............................  8,831,750  2,113,508
  #*  Bin Chuan Enterprise Co., Ltd....................    172,542    122,763
      Bionet Corp......................................    191,000    233,310
  #   Biostar Microtech International Corp.............  1,034,975    373,528
  #   Bizlink Holding, Inc.............................    493,034  1,625,018
  #   Boardtek Electronics Corp........................    783,000  1,083,326
      Bright Led Electronics Corp......................    705,520    326,521
  #   C Sun Manufacturing, Ltd.........................    796,221    573,373
  #   Cameo Communications, Inc........................  1,147,818    266,213
  #   Capital Securities Corp.......................... 11,461,142  3,737,364
  #   Career Technology MFG. Co., Ltd..................  1,829,000  1,931,114
  #   Carnival Industrial Corp.........................  1,753,000    437,776
      Cathay Chemical Works............................     30,000     16,237
  #   Cathay Real Estate Development Co., Ltd..........  4,658,000  2,476,557
  #   Celxpert Energy Corp.............................    164,000    124,267
      Central Reinsurance Co., Ltd.....................    867,410    454,794
  #   ChainQui Construction Development Co., Ltd.......    360,083    264,209
  #   Chaintech Technology Corp........................    222,230    209,940
      Champion Building Materials Co., Ltd.............  1,987,851    595,046
  #   Chang Wah Electromaterials, Inc..................    267,673    622,064

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
      Channel Well Technology Co., Ltd.................    960,000 $  612,975
  #   Charoen Pokphand Enterprise......................    991,350    859,526
  #   Chaun-Choung Technology Corp.....................    397,000  1,126,138
  #   CHC Resources Corp...............................    346,348    783,743
      Chen Full International Co., Ltd.................    495,000    546,869
  #   Chenbro Micom Co., Ltd...........................    424,000    741,922
      Cheng Fwa Industrial Co., Ltd....................     66,000     31,955
  #   Cheng Loong Corp.................................  5,251,383  2,129,905
  #   Cheng Uei Precision Industry Co., Ltd............  2,661,331  4,694,587
  #*  Chenming Mold Industry Corp......................    617,437    517,614
  #   Chia Chang Co., Ltd..............................    846,000    829,328
  #   Chia Hsin Cement Corp............................  2,128,121    936,777
  #   Chien Kuo Construction Co., Ltd..................  1,471,312    532,343
  *   Chien Shing Stainless Steel Co., Ltd.............    585,000     94,854
      Chilisin Electronics Corp........................    537,315    719,770
  #   Chime Ball Technology Co., Ltd...................    143,000    376,368
      Chimei Materials Technology Corp.................  1,254,900  1,267,280
      Chin-Poon Industrial Co., Ltd....................  2,083,207  3,529,244
  #   China Chemical & Pharmaceutical Co., Ltd.........  1,800,000  1,162,863
  #   China Ecotek Corp................................    193,000    413,141
  #*  China Electric Manufacturing Corp................  1,596,900    539,244
  #   China General Plastics Corp......................  2,232,105  1,060,485
      China Glaze Co., Ltd.............................    733,139    329,070
  #*  China Man-Made Fiber Corp........................  5,236,879  1,894,894
  #   China Metal Products.............................  1,572,603  1,591,551
      China Motor Corp.................................    299,609    257,104
  #*  China Petrochemical Development Corp............. 14,494,000  5,417,092
  #   China Steel Chemical Corp........................     81,554    394,336
  #   China Steel Structure Co., Ltd...................    655,000    570,170
  #   China Synthetic Rubber Corp......................  2,685,563  2,735,710
  *   China United Trust & Investment Corp.............    164,804         --
  *   China Wire & Cable Co., Ltd......................    711,000    262,966
  #   Chinese Maritime Transport, Ltd..................    722,850    770,531
      Chipbond Technology Corp.........................  1,678,000  3,429,898
  #   Chong Hong Construction Co., Ltd.................    720,778  1,475,984
  *   Chou Chin Industrial Co., Ltd....................        825         --
  #   Chroma ATE, Inc..................................  1,531,821  3,817,972
      Chun YU Works & Co., Ltd.........................  1,293,000    593,486
  #   Chun Yuan Steel..................................  2,240,529    817,530
  #   Chung Hsin Electric & Machinery Manufacturing
        Corp...........................................  2,160,375  1,382,289
  *   Chung Hung Steel Corp............................  5,428,979  1,244,142
  #*  Chung Hwa Pulp Corp..............................  2,782,031    773,588
      Chunghwa Chemical Synthesis & Biotech Co., Ltd...    287,000    297,441
  *   Chunghwa Picture Tubes, Ltd...................... 16,151,000    815,888
      Chyang Sheng Dyeing & Finishing Co., Ltd.........    297,000    162,296
  #   Cleanaway Co., Ltd...............................    426,000  2,083,186
      Clevo Co.........................................  1,985,200  3,003,983
  #*  CMC Magnetics Corp............................... 16,235,960  2,281,119
  *   CoAsia Microelectronics Corp.....................    472,500    241,273
  #   Collins Co., Ltd.................................    618,431    278,123
  #   Compeq Manufacturing Co., Ltd....................  6,287,000  3,584,176
  #*  Concord Securities Corp..........................  3,316,000    849,270
      Continental Holdings Corp........................  3,041,320  1,097,827

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
       Coretronic Corp.................................. 3,389,750 $4,783,362
   *   Cosmo Electronics Corp...........................    48,137     51,523
       Coxon Precise Industrial Co., Ltd................   730,000  1,526,082
       Creative Sensor, Inc.............................    85,000     65,564
   #*  Crystalwise Technology, Inc......................   718,302    553,625
       CSBC Corp. Taiwan................................ 2,869,610  1,504,307
       CTCI Corp........................................   117,000    184,882
   #   Cub Elecparts, Inc...............................   146,638  1,502,629
   #   CviLux Corp......................................   431,039    713,219
   #   Cyberlink Corp...................................   458,697  1,330,525
   #   CyberPower Systems, Inc..........................   219,000    436,885
       CyberTAN Technology, Inc......................... 1,005,779    761,624
   #   D-Link Corp...................................... 4,230,018  2,370,852
   #   DA CIN Construction Co., Ltd.....................   928,711    587,772
   #*  Da-Li Construction Co., Ltd......................   504,206    587,154
       Dafeng TV, Ltd...................................   293,540    491,447
   #*  Danen Technology Corp............................ 2,481,000    819,759
       Darfon Electronics Corp.......................... 1,618,550    909,373
   #*  Darwin Precisions Corp........................... 2,422,635  1,139,390
   #   Davicom Semiconductor, Inc.......................    52,888     59,579
   #   Daxin Materials Corp.............................   246,750    342,804
   #*  De Licacy Industrial Co., Ltd....................    70,000     31,595
   #*  Delpha Construction Co., Ltd.....................   991,931    499,592
   #   Depo Auto Parts Ind Co., Ltd.....................   539,000  2,059,384
   *   Der Pao Construction Co., Ltd....................   476,000         --
       DFI, Inc.........................................   409,524    470,626
   #   Dimerco Express Corp.............................   661,000    494,524
   #   Dynacolor, Inc...................................   316,000    700,275
   *   Dynamic Electronics Co., Ltd..................... 1,755,321    798,769
       Dynapack International Technology Corp...........   780,000  1,775,742
   #*  E Ink Holdings, Inc.............................. 5,571,000  2,501,516
   #   E-Lead Electronic Co., Ltd.......................   423,942    992,889
   #   E-Life Mall Corp.................................   413,000    794,749
   #*  E-Ton Solar Tech Co., Ltd........................ 2,396,209  1,193,619
       Eastern Media International Corp................. 2,655,889    885,387
       Edimax Technology Co., Ltd....................... 1,171,108    467,139
   #   Edison Opto Corp.................................   821,000    648,501
   #   Edom Technology Co., Ltd.........................   664,553    569,836
   #   eGalax_eMPIA Technology, Inc.....................   266,660    537,856
       Elan Microelectronics Corp....................... 2,332,715  3,647,865
   #   Elite Advanced Laser Corp........................   419,000  1,344,555
       Elite Material Co., Ltd.......................... 1,640,350  2,209,971
   #   Elite Semiconductor Memory Technology, Inc....... 1,406,200  2,175,581
   #   Elitegroup Computer Systems Co., Ltd............. 2,132,254  1,839,478
   #   eMemory Technology, Inc..........................   383,000  3,971,576
   *   Emerging Display Technologies Corp...............   829,000    220,665
   #   ENG Electric Co., Ltd............................   776,580    477,006
   #   EnTie Commercial Bank Co., Ltd................... 1,884,603    881,421
   #*  Entire Technology Co., Ltd.......................   462,000    326,130
   *   Episil Holdings, Inc.............................   921,000    444,196
   #   Epistar Corp.....................................   537,832    952,813
       Eternal Materials Co., Ltd....................... 3,721,647  3,656,242
   #*  Etron Technology, Inc............................ 1,395,000    847,380

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CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   Everest Textile Co., Ltd.........................  1,590,562 $  760,139
      Evergreen International Storage & Transport Corp.  3,298,000  1,917,253
  #   Everlight Chemical Industrial Corp...............  2,480,829  2,059,095
  #   Everlight Electronics Co., Ltd...................  2,210,000  5,301,217
  #   Everspring Industry Co., Ltd.....................    199,000    229,098
      Excelsior Medical Co., Ltd.......................    555,654    892,934
  #   Far Eastern International Bank................... 11,831,317  3,958,292
      Faraday Technology Corp..........................  1,972,648  2,395,982
  #*  Farglory F T Z Investment Holding Co., Ltd.......    541,000    350,783
  #   Farglory Land Development Co., Ltd...............    706,000    824,559
  #   Federal Corp.....................................  2,762,359  1,633,179
      Feedback Technology Corp.........................    172,000    281,774
  #   Feng Hsin Iron & Steel Co........................  2,556,100  3,126,359
      Feng TAY Enterprise Co., Ltd.....................    585,078  2,188,449
      Fine Blanking & Tool Co., Ltd....................     13,000     18,610
  #   First Copper Technology Co., Ltd.................    929,000    287,174
  #   First Hotel......................................    763,424    487,249
  #   First Insurance Co, Ltd. (The)...................  1,074,179    534,379
  *   First Steamship Co., Ltd.........................  2,282,218  1,259,804
  #   FLEXium Interconnect, Inc........................  1,233,379  2,928,341
  #   Flytech Technology Co., Ltd......................    581,698  2,070,979
  #   FocalTech Systems Co., Ltd.......................    628,000    719,317
  #   Formosa Advanced Technologies Co., Ltd...........  1,002,000    684,106
  #   Formosa International Hotels Corp................    127,067  1,283,506
  *   Formosa Laboratories, Inc........................    374,000    813,439
  #   Formosa Oilseed Processing Co., Ltd..............    708,567    447,937
  #   Formosa Optical Technology Co., Ltd..............    191,000    515,727
      Formosan Rubber Group, Inc.......................  2,654,000  2,708,276
  #   Formosan Union Chemical..........................  1,222,218    471,792
  #   Fortune Electric Co., Ltd........................    576,078    281,263
      Founding Construction & Development Co., Ltd.....  1,019,082    655,590
  #   Foxlink Image Technology Co., Ltd................    685,000    420,467
  #*  Froch Enterprise Co., Ltd........................  1,054,000    459,564
  #   FSP Technology, Inc..............................  1,142,887    920,093
  #   Fullerton Technology Co., Ltd....................    569,600    466,239
  #   Fulltech Fiber Glass Corp........................  1,888,083    710,893
  #   Fwusow Industry Co., Ltd.........................    809,186    380,142
      G Shank Enterprise Co., Ltd......................    818,281    674,230
  #*  G Tech Optoelectronics Corp......................  1,295,000  1,179,584
      Gallant Precision Machining Co., Ltd.............    929,000    351,538
  #   Gamania Digital Entertainment Co., Ltd...........    669,000    811,804
  *   GEM Terminal Industrial Co., Ltd.................     23,386      9,398
  #   Gemtek Technology Corp...........................  2,271,219  1,655,468
  #   General Plastic Industrial Co., Ltd..............    199,553    217,081
  #*  Genesis Photonics, Inc...........................  2,116,990  1,050,524
  #*  Genius Electronic Optical Co., Ltd...............    404,427  1,401,638
  #   GeoVision, Inc...................................    301,079  1,113,441
  #   Getac Technology Corp............................  2,407,360  1,461,679
  #*  Giantplus Technology Co., Ltd....................  1,444,900    550,105
  #   Giga Solution Tech Co., Ltd......................    636,446    416,437
  #   Gigabyte Technology Co., Ltd.....................  3,284,800  4,037,674
  #   Gigasolar Materials Corp.........................    129,880  1,976,550
  #*  Gigastorage Corp.................................  2,094,561  1,691,153

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #*  Gintech Energy Corp..............................  2,567,936 $1,733,276
  *   Global Brands Manufacture, Ltd...................  1,974,359    671,283
  #   Global Lighting Technologies, Inc................    476,000    683,575
  #   Global Mixed Mode Technology, Inc................    447,000  1,295,940
  #   Global Unichip Corp..............................    510,000  1,415,867
  *   Globalwafers Co., Ltd............................    142,160    415,020
      Globe Union Industrial Corp......................  1,307,914    639,187
  #   Gloria Material Technology Corp..................  2,868,565  2,023,124
  #   Glory Science Co., Ltd...........................    330,296    484,309
  #*  Glotech Industrial Corp..........................    465,000    112,731
  *   Gold Circuit Electronics, Ltd....................  2,647,227  1,844,494
  #*  Goldsun Development & Construction Co., Ltd......  8,070,722  2,753,970
  #   Good Will Instrument Co., Ltd....................    215,755    148,703
  #   Gourmet Master Co., Ltd..........................    307,000  1,669,582
      Grand Pacific Petrochemical......................  5,777,000  3,159,116
      Grape King Bio, Ltd..............................    550,000  2,258,561
      Great China Metal Industry.......................    965,000    943,537
  #   Great Taipei Gas Co., Ltd........................  1,578,000  1,157,640
  #   Great Wall Enterprise Co., Ltd...................  3,188,774  2,815,488
  #*  Green Energy Technology, Inc.....................  2,003,457  1,161,199
  #*  GTM Holdings Corp................................    890,000    557,687
  #*  Hannstar Board Corp..............................  1,818,049    920,036
  #   HannStar Display Corp............................ 18,404,506  4,530,948
  *   HannsTouch Solution, Inc.........................  5,244,130  1,246,172
  #   Harvatek Corp....................................    976,623    556,845
  #   Hey Song Corp....................................  1,947,750  2,347,369
  #   Hi-Clearance, Inc................................    159,000    471,969
  #   Hiroca Holdings, Ltd.............................    314,448    919,278
  *   HiTi Digital, Inc................................    781,935    402,103
  #   Hitron Technology, Inc...........................  1,619,213    823,448
  *   Hiyes International Co., Ltd.....................      5,043      6,233
  #*  Ho Tung Chemical Corp............................  4,910,400  1,670,529
  #   Hocheng Corp.....................................  1,883,700    607,665
  #*  Hold-Key Electric Wire & Cable Co., Ltd..........    205,908     61,111
  #   Holiday Entertainment Co., Ltd...................    323,800    399,214
  #   Holtek Semiconductor, Inc........................    993,000  1,805,222
      Holy Stone Enterprise Co., Ltd...................  1,152,728  1,551,571
      Hong TAI Electric Industrial.....................  1,234,000    413,615
  #   Hong YI Fiber Industry Co........................     75,652     31,941
      Horizon Securities Co., Ltd......................  2,565,000    736,136
  #   Hota Industrial Manufacturing Co., Ltd...........  1,032,128  1,847,038
  #   Hsin Kuang Steel Co., Ltd........................  1,339,443    749,506
  #   Hsin Yung Chien Co., Ltd.........................    197,100    671,760
      Hsing TA Cement Co...............................    620,000    268,543
  #   Hu Lane Associate, Inc...........................    430,866  1,570,002
  #   HUA ENG Wire & Cable.............................  2,359,565    745,740
  #   Huaku Development Co., Ltd.......................  1,513,816  2,769,705
      Huang Hsiang Construction Corp...................    591,800    850,425
  #   Hung Ching Development & Construction Co., Ltd...    617,000    398,843
      Hung Poo Real Estate Development Corp............  1,588,185  1,184,397
      Hung Sheng Construction, Ltd.....................  2,825,400  1,735,632
      Huxen Corp.......................................    306,244    426,186
  #   Hwa Fong Rubber Co., Ltd.........................  1,494,010  1,007,052

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
   #   Hwacom Systems, Inc..............................   564,000 $  297,348
   #   I-Chiun Precision Industry Co., Ltd.............. 1,136,313    682,229
   #   I-Sheng Electric Wire & Cable Co., Ltd...........   612,000    836,868
   #   Ibase Technology, Inc............................   530,605    893,493
   #   Ichia Technologies, Inc.......................... 1,782,000  1,884,077
   #   Ideal Bike Corp..................................   586,263    284,840
   #   IEI Integration Corp.............................   224,209    351,833
   #   ILI Technology Corp..............................   410,383    930,406
       Infortrend Technology, Inc....................... 1,374,163    778,090
   #   Inpaq Technology Co., Ltd........................   157,000    190,473
       Insyde Software Corp.............................   107,000    161,943
   #   ITE Technology, Inc..............................   802,095    950,710
       ITEQ Corp........................................ 1,519,614  1,253,645
   #*  J Touch Corp.....................................   796,000    483,429
   *   Janfusun Fancyworld Corp.........................   823,564    125,953
   *   Jenn Feng New Energy Co., Ltd....................    40,082     12,126
   #   Jentech Precision Industrial Co., Ltd............   447,868  1,067,519
   #   Jess-Link Products Co., Ltd......................   933,900    987,786
       Jih Sun Financial Holdings Co., Ltd.............. 6,416,843  1,691,340
   #   Johnson Health Tech Co., Ltd.....................   543,331  1,363,073
       K Laser Technology, Inc.......................... 1,000,000    519,378
   #   Kang Na Hsiung Enterprise Co., Ltd...............   559,020    241,223
   #*  Kao Hsing Chang Iron & Steel.....................   509,600    179,966
   #   Kaori Heat Treatment Co., Ltd....................   432,270    819,529
   #   Kaulin Manufacturing Co., Ltd....................   841,330    613,705
   #   KD Holding Corp..................................   110,000    571,432
   #   KEE TAI Properties Co., Ltd...................... 2,138,473  1,321,666
   #   Kenmec Mechanical Engineering Co., Ltd........... 1,229,000    584,671
   #   Kerry TJ Logistics Co., Ltd...................... 1,619,000  2,043,817
   #   Kindom Construction Corp......................... 2,057,000  1,828,942
       King Slide Works Co., Ltd........................   190,550  2,746,024
       King Yuan Electronics Co., Ltd................... 6,711,979  5,607,219
       King's Town Bank Co., Ltd........................ 3,497,701  3,691,383
   *   King's Town Construction Co., Ltd................   943,210    794,900
   #   Kinik Co.........................................   655,000  1,308,103
   #   Kinko Optical Co., Ltd...........................   886,000    667,191
   #*  Kinpo Electronics................................ 7,110,157  3,321,899
   #   KMC Kuei Meng International, Inc.................   189,875    778,880
   #   KS Terminals, Inc................................   628,482    793,771
   #   Kung Long Batteries Industrial Co., Ltd..........   331,000    973,870
       Kung Sing Engineering Corp....................... 1,746,000    664,215
   #   Kuo Toong International Co., Ltd................. 1,037,000  1,650,458
   #   Kuoyang Construction Co., Ltd.................... 2,734,384  1,179,448
   #   Kwong Fong Industries Corp....................... 1,305,760    740,692
       KYE Systems Corp................................. 1,689,381    634,672
       L&K Engineering Co., Ltd.........................   623,048    484,399
       LAN FA Textile...................................   951,933    292,838
       Laser Tek Taiwan Co., Ltd........................    46,504     45,108
   #   LCY Chemical Corp................................ 1,265,383    663,273
       Leader Electronics, Inc..........................   852,000    315,335
   #   Leadtrend Technology Corp........................   207,086    262,640
   *   Lealea Enterprise Co., Ltd....................... 4,453,892  1,326,796
   #   Ledtech Electronics Corp.........................   592,000    299,737

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CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   LEE CHI Enterprises Co., Ltd.....................  1,055,000 $  501,016
  #   Lelon Electronics Corp...........................    524,000    646,908
  #*  Leofoo Development Co............................  1,471,000    536,937
  *   LES Enphants Co., Ltd............................  1,217,754    655,088
  #   Lextar Electronics Corp..........................  2,314,500  2,197,578
  #*  Li Peng Enterprise Co., Ltd......................  3,468,426  1,270,442
  #   Lian HWA Food Corp...............................    446,883    429,240
  #*  Lien Chang Electronic Enter......................    366,000    281,477
  #   Lien Hwa Industrial Corp.........................  3,366,676  2,206,691
  #   Lingsen Precision Industries, Ltd................  2,440,506  1,199,801
  #   Lite-On Semiconductor Corp.......................  1,405,539    997,648
  #   Long Bon International Co., Ltd..................  1,984,945  1,458,788
      Long Chen Paper Co., Ltd.........................  3,276,709  1,428,981
  #   Longwell Co......................................    844,000    927,153
  #   Lotes Co., Ltd...................................    367,778  1,605,429
      Lucky Cement Corp................................  1,485,000    476,338
  #   Lumax International Corp., Ltd...................    535,769  1,092,049
      Macroblock, Inc..................................    154,000    331,562
  #*  Macronix International........................... 23,979,481  5,193,593
  *   MacroWell OMG Digital Entertainment Co., Ltd.....     38,000     96,917
  #   Mag Layers Scientific-Technics Co., Ltd..........    225,303    268,175
  #   Makalot Industrial Co., Ltd......................    928,717  5,197,239
  #   Marketech International Corp.....................    760,000    593,897
      Masterlink Securities Corp.......................  6,627,896  2,158,613
      Mayer Steel Pipe Corp............................    842,567    386,992
  #   Maywufa Co., Ltd.................................    170,322     79,961
      Meiloon Industrial Co............................    393,809    169,006
      Mercuries & Associates Holding, Ltd..............  1,971,991  1,283,891
  #*  Mercuries Life Insurance Co., Ltd................  2,697,400  1,472,333
  #   Merry Electronics Co., Ltd.......................  1,014,477  3,357,045
  #   Micro-Star International Co., Ltd................  3,476,075  3,872,254
  #*  Microbio Co., Ltd................................  1,664,607  1,424,001
  #*  Microelectronics Technology, Inc.................    739,019    326,809
  #   Microlife Corp...................................    231,600    526,137
  #   MIN AIK Technology Co., Ltd......................    969,316  4,527,508
  #   Mirle Automation Corp............................    892,009    812,645
  #   Mitac Holdings Corp..............................  2,729,000  2,072,156
  #   Mobiletron Electronics Co., Ltd..................    364,000    758,456
  #*  Mosel Vitelic, Inc...............................  2,161,014    482,145
  #   Motech Industries, Inc...........................  1,982,000  2,651,653
  #   MPI Corp.........................................    338,000  1,152,036
  #   Nak Sealing Technologies Corp....................    280,954    883,344
  #   Namchow Chemical Industrial Co., Ltd.............    840,000  1,525,708
      Nan Kang Rubber Tire Co., Ltd....................  2,971,952  3,117,528
  #   Nan Ren Lake Leisure Amusement Co., Ltd..........  1,112,000    453,388
  #*  Nan Ya Printed Circuit Board Corp................  1,558,000  2,189,012
      Nantex Industry Co., Ltd.........................  1,282,157    665,726
  #   National Petroleum Co., Ltd......................    799,824    915,398
  #   Neo Solar Power Corp.............................  4,525,529  3,898,066
  #   Netronix, Inc....................................    468,000    674,687
      New Asia Construction & Development Corp.........    732,835    199,693
  #   New Era Electronics Co., Ltd.....................    431,000    472,821
  #   Newmax Technology Co., Ltd.......................    550,009    670,024

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CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   Nexcom International Co., Ltd....................    516,094 $  865,815
      Nichidenbo Corp..................................    748,620    604,273
      Nien Hsing Textile Co., Ltd......................  1,472,436  1,206,643
      Nishoku Technology, Inc..........................    171,000    251,813
  #   Nuvoton Technology Corp..........................    414,000    371,337
  #*  O-TA Precision Industry Co., Ltd.................     17,000      9,048
  #*  Ocean Plastics Co., Ltd..........................    812,200    877,143
      OptoTech Corp....................................  3,507,886  1,476,992
  #*  Orient Semiconductor Electronics, Ltd............  3,077,000  1,347,647
  #   Oriental Union Chemical Corp.....................  3,336,267  3,041,725
  *   P-Two Industries, Inc............................     49,000     21,007
  #   Pacific Construction Co..........................  1,443,921    596,118
  #   Pacific Hospital Supply Co., Ltd.................    365,000    792,091
  *   Pan Jit International, Inc.......................  2,225,541    994,893
  #   Pan-International Industrial Corp................  2,461,747  1,449,764
  #   Parade Technologies, Ltd.........................    309,401  3,079,868
  #   Paragon Technologies Co., Ltd....................    439,246    695,888
  #   PChome Online, Inc...............................    395,119  4,421,163
  #   Phihong Technology Co., Ltd......................  1,669,901    916,229
  #   Phoenix Tours International, Inc.................    273,000    355,438
  #   Pixart Imaging, Inc..............................    747,150  2,091,522
  *   Plotech Co., Ltd.................................    115,000     49,483
  #   Polytronics Technology Corp......................    294,027    627,243
  #   Portwell, Inc....................................    545,000    997,798
  #   Posiflex Technology, Inc.........................    245,374  1,131,723
  *   Potrans Electrical Corp..........................    228,000         --
  #   Power Mate Technology Co., Ltd...................    208,000    490,393
  #*  Power Quotient International Co., Ltd............    874,600    432,949
  *   Powercom Co., Ltd................................    372,900     54,806
  #*  Powertech Industrial Co., Ltd....................    367,000    247,667
      Poya International Co., Ltd......................    278,065  2,324,479
  #   President Securities Corp........................  4,771,488  2,434,669
  #   Prime Electronics Satellitics, Inc...............    819,822    355,036
  #   Prince Housing & Development Corp................  7,148,644  2,729,737
  #*  Princeton Technology Corp........................  1,082,000    400,679
  *   Prodisc Technology, Inc..........................  1,707,199         --
  #   Promate Electronic Co., Ltd......................    934,000  1,072,328
  #   Promise Technology, Inc..........................    835,286    970,504
  *   Protop Technology Co., Ltd.......................    192,000         --
  #*  Qisda Corp.......................................  9,726,900  4,375,763
  #   Qualipoly Chemical Corp..........................    275,000    212,814
  #   Quanta Storage, Inc..............................    723,000    811,477
  #*  Quintain Steel Co., Ltd..........................  2,024,824    390,666
  #   Radium Life Tech Co., Ltd........................  4,205,059  2,175,957
  #   Ralec Electronic Corp............................    192,209    352,284
  #   Rechi Precision Co., Ltd.........................  1,624,181  1,627,332
  #   Rexon Industrial Corp., Ltd......................     94,392     32,772
  #   Rich Development Co., Ltd........................  3,977,036  1,682,346
  #   Richtek Technology Corp..........................    826,000  4,186,205
  #*  Ritek Corp....................................... 16,901,387  1,986,189
  #   Rotam Global Agrosciences, Ltd...................    478,268    772,269
  #   Ruentex Engineering & Construction Co............    244,000    490,627
  #   Run Long Construction Co., Ltd...................    380,000    349,558

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CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
   *   Sainfoin Technology Corp.........................   131,260 $       --
       Sampo Corp....................................... 3,124,327  1,262,307
       San Fang Chemical Industry Co., Ltd..............   775,480    829,617
   #   San Shing Fastech Corp...........................   474,796  1,138,077
   *   Sanyang Motor Co., Ltd........................... 2,947,628  2,572,725
   #   SCI Pharmtech, Inc...............................   264,395    519,638
   #   Scientech Corp...................................   261,000    520,108
   #   SDI Corp.........................................   747,000    973,395
   #   Sea Sonic Electronics Co., Ltd...................   212,000    329,647
   #   Senao International Co., Ltd.....................   511,541    828,646
   #   Sercomm Corp..................................... 1,257,000  2,679,273
   #   Sesoda Corp......................................   853,822  1,052,914
       Shan-Loong Transportation Co., Ltd...............    29,000     22,269
       Sheng Yu Steel Co., Ltd..........................   639,980    409,717
   #   ShenMao Technology, Inc..........................   498,891    521,770
       Shih Her Technologies, Inc.......................   287,000    522,431
       Shih Wei Navigation Co., Ltd..................... 1,339,183    770,050
       Shihlin Electric & Engineering Corp.............. 1,683,000  2,116,349
   *   Shihlin Paper Corp...............................   192,000    225,642
       Shin Hai Gas Corp................................     1,157      1,545
       Shin Zu Shing Co., Ltd........................... 1,005,144  2,238,775
   #*  Shining Building Business Co., Ltd............... 1,954,401  1,124,049
   #   Shinkong Insurance Co., Ltd...................... 1,182,131    932,150
   #   Shinkong Synthetic Fibers Corp................... 8,912,395  3,051,418
       Shinkong Textile Co., Ltd........................ 1,068,542  1,346,265
   #   Shiny Chemical Industrial Co., Ltd...............   294,031    410,369
   #   Shuttle, Inc..................................... 2,156,152    596,158
       Sigurd Microelectronics Corp..................... 1,984,974  1,889,990
   #*  Silicon Integrated Systems Corp.................. 2,908,820    815,255
       Silicon Power Computer & Communications, Inc.....   275,000    271,939
   #   Silitech Technology Corp......................... 1,013,774    714,680
   #   Sinbon Electronics Co., Ltd...................... 1,140,000  1,620,082
       Sincere Navigation Corp.......................... 1,886,786  1,545,901
   #   Singatron Enterprise Co., Ltd....................   437,000    198,725
   #   Sinkang Industries Co., Ltd......................   153,521     53,419
   #   Sinmag Equipment Corp............................   213,938  1,221,416
   *   Sino-American Electronic Co., Ltd................    10,000     27,671
   #   Sino-American Silicon Products, Inc.............. 3,040,000  4,765,164
   #   Sinon Corp....................................... 2,146,510  1,153,712
       Sinphar Pharmaceutical Co., Ltd..................   742,595    960,292
   #   Sinyi Realty, Inc................................ 1,225,028  1,357,649
   #   Sirtec International Co., Ltd....................   814,000  1,713,231
   #   Sitronix Technology Corp.........................   652,879  2,137,581
       Siward Crystal Technology Co., Ltd...............   946,000    669,752
   #   Soft-World International Corp....................   550,000  1,742,578
   #   Solar Applied Materials Technology Co............ 2,056,581  1,710,163
   #*  Solartech Energy Corp............................ 2,259,616  1,346,604
       Solomon Technology Corp..........................   134,159     80,282
   #*  Solytech Enterprise Corp.........................   974,000    275,593
   #   Sonix Technology Co., Ltd........................   925,000  1,332,474
       Southeast Cement Co., Ltd........................ 1,053,700    548,884
       Spirox Corp......................................    66,000     40,472
   #   Sporton International, Inc.......................   388,505  2,038,573

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CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   St Shine Optical Co., Ltd........................    268,000 $4,214,391
      Standard Chemical & Pharmaceutical Co., Ltd......    542,571    638,178
  #   Stark Technology, Inc............................    727,860    683,354
  #   Sunonwealth Electric Machine Industry Co., Ltd...    794,487    512,537
  #*  Sunplus Technology Co., Ltd......................  1,808,000    724,766
  #   Sunrex Technology Corp...........................  1,554,736    987,799
  #   Sunspring Metal Corp.............................    569,000  1,088,282
  #*  Super Dragon Technology Co., Ltd.................    159,382     94,381
  #   Supreme Electronics Co., Ltd.....................  1,783,399    906,473
  #   Swancor Ind Co., Ltd.............................    242,206  1,138,056
      Sweeten Construction Co., Ltd....................    594,522    346,373
      Syncmold Enterprise Corp.........................    707,000  1,501,415
  #   Sysage Technology Co., Ltd.......................    447,080    502,332
  #   Systex Corp......................................    242,388    441,177
  #   T-Mac Techvest PCB Co., Ltd......................    713,000    388,507
  #   TA Chen Stainless Pipe...........................  3,881,248  2,584,720
  *   Ta Chong Bank, Ltd............................... 10,841,528  3,631,921
  #   Ta Chong Securities Co., Ltd.....................  1,241,000    460,934
  #   Ta Ya Electric Wire & Cable......................  3,118,306    639,168
  #   Ta Yih Industrial Co., Ltd.......................    194,000    417,153
  #   TA-I Technology Co., Ltd.........................  1,099,009    605,310
      Tah Hsin Industrial Corp.........................    426,600    386,738
      TAI Roun Products Co., Ltd.......................    239,000     79,061
  #   Tai Tung Communication Co., Ltd..................    380,727    523,233
  #   Taichung Commercial Bank Co., Ltd................ 10,492,831  3,462,764
  #   TaiDoc Technology Corp...........................    224,000    846,446
  #   Taiflex Scientific Co., Ltd......................    895,000  1,275,106
  #   Taimide Tech, Inc................................    468,000    661,748
  #   Tainan Enterprises Co., Ltd......................    785,370    685,854
  #   Tainan Spinning Co., Ltd.........................  6,244,737  3,376,891
  #*  Taisun Enterprise Co., Ltd.......................  1,713,428    645,045
  #*  Taita Chemical Co., Ltd..........................  1,034,951    310,012
  #   Taiwan Acceptance Corp...........................    511,480  1,220,587
  #   Taiwan Calsonic Co., Ltd.........................     33,000     23,822
  #   Taiwan Chinsan Electronic Industrial Co., Ltd....    489,000    739,421
  #   Taiwan Cogeneration Corp.........................  1,895,566  1,484,704
      Taiwan Fire & Marine Insurance Co., Ltd..........  1,055,338    753,083
  *   Taiwan Flourescent Lamp Co., Ltd.................    176,000         --
  #   Taiwan FU Hsing Industrial Co., Ltd..............    710,000    787,448
  #   Taiwan Hon Chuan Enterprise Co., Ltd.............  1,476,814  2,686,705
  #   Taiwan Hopax Chemicals Manufacturing Co., Ltd....    950,120    607,651
  *   Taiwan Kolin Co., Ltd............................  1,356,000         --
  #   Taiwan Land Development Corp.....................  3,900,616  1,412,887
  #*  Taiwan Life Insurance Co., Ltd...................  2,541,586  1,737,969
  #   Taiwan Line Tek Electronic.......................    522,543    399,275
      Taiwan Mask Corp.................................  1,038,412    329,998
      Taiwan Navigation Co., Ltd.......................  1,031,777    683,880
      Taiwan Paiho, Ltd................................  1,499,287  2,534,743
  #   Taiwan PCB Techvest Co., Ltd.....................  1,505,238  2,410,977
  #*  Taiwan Prosperity Chemical Corp..................  1,037,000    791,726
  #*  Taiwan Pulp & Paper Corp.........................  2,117,980    752,656
  #   Taiwan Sakura Corp...............................  1,505,003  1,037,837
      Taiwan Sanyo Electric Co., Ltd...................    458,400    440,071

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CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   Taiwan Secom Co., Ltd............................  1,062,371 $2,761,881
  #   Taiwan Semiconductor Co., Ltd....................  1,523,000  1,578,283
      Taiwan Sogo Shin Kong SEC........................  1,384,710  1,688,997
  #   Taiwan Styrene Monomer...........................  3,424,209  1,434,755
      Taiwan Surface Mounting Technology Co., Ltd......  1,570,132  2,038,270
  #   Taiwan TEA Corp..................................  4,238,897  2,369,722
  #   Taiwan Union Technology Corp.....................  1,360,000  1,227,444
  #   Taiyen Biotech Co., Ltd..........................    821,883    640,695
  #*  Tatung Co., Ltd.................................. 13,411,015  3,748,522
  #   Te Chang Construction Co., Ltd...................    412,482    358,932
  *   Tecom Co., Ltd...................................    108,114     10,094
  #*  Tekcore Co., Ltd.................................    360,000    117,352
      Ten Ren Tea Co., Ltd.............................    187,980    278,513
      Test Research, Inc...............................    898,821  1,451,123
      Test-Rite International Co., Ltd.................  1,698,495  1,124,451
      Tex-Ray Industrial Co., Ltd......................    598,000    243,488
  #   ThaiLin Semiconductor Corp.......................    226,000    179,158
  #   Thinking Electronic Industrial Co., Ltd..........    466,204    675,759
  #   Thye Ming Industrial Co., Ltd....................  1,000,669  1,163,744
      Ton Yi Industrial Corp...........................  2,294,644  1,474,948
  #   Tong Hsing Electronic Industries, Ltd............    816,963  2,964,912
  #   Tong Yang Industry Co., Ltd......................  2,355,741  2,771,714
  #   Tong-Tai Machine & Tool Co., Ltd.................  1,411,522  1,427,495
      Topco Scientific Co., Ltd........................    865,363  1,562,478
  #   Topco Technologies Corp..........................    121,000    269,317
  #   Topoint Technology Co., Ltd......................    885,776    781,404
  #   Toung Loong Textile Manufacturing................    451,000  1,223,068
  #   Trade-Van Information Services Co................    253,000    220,117
      Transasia Airways Corp...........................  1,486,000    652,205
      Tripod Technology Corp...........................  2,338,000  5,062,224
      Tsann Kuen Enterprise Co., Ltd...................    551,686    561,519
  #   TSC Auto ID Technology Co., Ltd..................    122,000    999,400
  #   TSRC Corp........................................    969,200  1,152,803
  #   Ttet Union Corp..................................    270,000    606,837
  #   TTFB Co., Ltd....................................     48,000    370,034
      TTY Biopharm Co., Ltd............................    908,979  1,861,409
  #   Tung Ho Steel Enterprise Corp....................  4,672,000  3,482,143
  #   Tung Ho Textile Co., Ltd.........................    598,000    154,442
  #   Tung Thih Electronic Co., Ltd....................    336,600  1,260,510
  #   TURVO International Co., Ltd.....................    269,112    799,416
      TXC Corp.........................................  1,845,053  2,229,822
  *   TYC Brother Industrial Co., Ltd..................  1,051,980    746,761
  #*  Tycoons Group Enterprise.........................  2,934,182    555,523
  *   Tyntek Corp.()...................................    196,353      8,723
  *   Tyntek Corp.(6136222)............................  1,447,686    588,802
  *   TZE Shin International Co., Ltd..................          1         --
  #   Ubright Optronics Corp...........................    235,500    349,941
  #   Unic Technology Corp.............................     72,723     27,207
  #*  Union Bank Of Taiwan.............................  5,542,707  1,843,176
  #*  Union Insurance Co., Ltd.........................    519,660    410,975
  #   Unitech Computer Co., Ltd........................    690,804    392,772
      Unitech Printed Circuit Board Corp...............  3,473,370  1,522,105
  #   United Integrated Services Co., Ltd..............  1,314,439  1,278,241

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CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   Unity Opto Technology Co., Ltd...................  1,734,500 $1,605,967
  #   Universal Cement Corp............................  2,140,114  1,828,704
  #   Unizyx Holding Corp..............................  2,452,430  1,328,085
  #   UPC Technology Corp..............................  4,254,447  1,581,967
  #   Userjoy Technology Co., Ltd......................     74,000    124,830
  #   USI Corp.........................................  4,586,734  2,583,972
      Ve Wong Corp.....................................    621,696    463,852
  #   Viking Tech Corp.................................    480,815    355,498
      Visual Photonics Epitaxy Co., Ltd................  1,462,696  1,482,140
  #   Vivotek, Inc.....................................    385,443  1,209,188
  #*  Wafer Works Corp.................................  2,525,392  1,129,396
      Wah Hong Industrial Corp.........................    354,021    384,516
  #   Wah Lee Industrial Corp..........................    976,000  1,663,239
  *   Walsin Lihwa Corp................................  3,115,000    961,510
  #*  Walsin Technology Corp...........................  3,637,873  1,411,606
  #   Walton Advanced Engineering, Inc.................  1,884,197    829,026
      WAN HWA Enterprise Co............................    658,083    311,391
  #   Waterland Financial Holdings Co., Ltd............  5,457,197  1,447,826
  #*  Ways Technical Corp., Ltd........................    436,000    406,424
  *   WEI Chih Steel Industrial Co., Ltd...............    433,000     54,408
  #   Wei Chuan Foods Corp.............................  1,898,000  1,534,472
  #*  Wei Mon Industry Co., Ltd........................  2,086,282    601,810
  #   Weikeng Industrial Co., Ltd......................  1,245,100    925,709
  #   Well Shin Technology Co., Ltd....................    439,000    669,343
  #*  Wha Yu Industrial Co., Ltd.......................    108,000     44,291
      Win Semiconductors Corp..........................  3,660,000  3,844,729
  #*  Winbond Electronics Corp......................... 12,634,138  3,961,398
  *   Wintek Corp......................................  5,447,000    316,309
  #   Wisdom Marine Lines Co., Ltd.....................  1,415,402  1,664,104
  #   Wistron NeWeb Corp...............................  1,346,682  2,888,925
      WT Microelectronics Co., Ltd.(6290991)...........  1,833,024  2,676,161
  *   WT Microelectronics Co., Ltd.()..................    217,205     56,518
  #   WUS Printed Circuit Co., Ltd.....................  1,952,000    923,677
  #   X-Legend Entertainment Co., Ltd..................    124,125    653,328
  #   XAC Automation Corp..............................    144,000    259,456
      Xxentria Technology Materials Corp...............    776,207  2,211,342
  #   Yageo Corp.......................................  1,374,028  2,460,786
  #   YC Co., Ltd......................................  2,332,926  1,170,047
  #   YC INOX Co., Ltd.................................  1,848,171  1,416,376
  #   YeaShin International Development Co., Ltd.......  1,002,350    570,299
  #   Yeong Guan Energy Technology Group Co., Ltd......    296,279  1,226,213
  #   YFY, Inc.........................................  7,596,212  3,130,945
  #   Yi Jinn Industrial Co., Ltd......................  1,154,094    292,294
  #   Yieh Phui Enterprise Co., Ltd....................  6,194,804  1,797,154
  #   Yonyu Plastics Co., Ltd..........................    425,600    499,352
  #*  Young Fast Optoelectronics Co., Ltd..............    877,872    631,773
  #   Young Optics, Inc................................    379,111    796,961
  #   Youngtek Electronics Corp........................    604,412  1,203,269
      Yufo Electronics Co., Ltd........................     98,000     59,088
      Yung Chi Paint & Varnish Manufacturing Co., Ltd..    389,869  1,038,009
  #   Yungshin Construction & Development Co., Ltd.....    282,000    569,969
      YungShin Global Holding Corp.....................    913,300  1,556,458
  #   Yungtay Engineering Co., Ltd.....................  2,150,000  4,970,432

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 TAIWAN -- (Continued)
 #   Zeng Hsing Industrial Co., Ltd...................     278,107 $  1,395,526
 #   Zenitron Corp....................................   1,100,000      598,730
 #   Zig Sheng Industrial Co., Ltd....................   2,796,732      798,338
 #   Zinwell Corp.....................................   1,809,586    1,815,202
 #   Zippy Technology Corp............................     604,948      750,620
 #   ZongTai Real Estate Development Co., Ltd.........     756,090      434,749
                                                                   ------------
 TOTAL TAIWAN.........................................              752,971,917
                                                                   ------------
 THAILAND -- (3.9%)
     AAPICO Hitech PCL(B013KZ2).......................      47,300       20,666
     AAPICO Hitech PCL(B013L48).......................     964,380      421,345
     Aeon Thana Sinsap Thailand PCL...................     142,500      478,918
 *   AJ Plast PCL.....................................   1,601,288      445,210
     Amarin Printing & Publishing PCL.................      77,660       24,677
     Amata Corp. PCL..................................   5,111,800    2,592,603
     Ananda Development PCL...........................  15,869,800    1,842,507
     AP Thailand PCL..................................  14,216,916    2,779,965
 *   Apex Development PCL.............................       3,536           --
     Asia Green Energy PCL............................   1,711,270      122,346
     Asia Plus Group Holdings Securities..............  10,379,800    1,395,390
     Asian Insulators PCL.............................   2,273,500      840,493
     Bangchak Petroleum PCL (The).....................   4,817,500    5,041,227
     Bangkok Aviation Fuel Services PCL...............   1,434,017    1,402,033
     Bangkok Chain Hospital PCL.......................   9,181,837    2,398,555
     Bangkok Expressway PCL...........................   2,873,100    3,423,492
     Bangkok Insurance PCL............................     180,181    2,009,351
     Bangkok Life Assurance PCL(B4QDD45)..............     218,000      346,349
     Bangkok Life Assurance PCL(B4Q98Z9)..............      87,200      138,540
 *   Bangkok Rubber PCL...............................      14,600           --
     Bangkokland PCL..................................  81,318,070    4,372,741
     Bumrungrad Hospital PCL..........................     110,100      524,766
     Cal-Comp Electronics Thailand PCL................  15,528,716    1,755,461
 *   Central Paper Industry P.L.C.....................          20           --
     Central Plaza Hotel PCL..........................   4,356,900    4,525,958
     CH Karnchang PCL.................................   5,932,905    5,302,092
     Charoong Thai Wire & Cable PCL...................   1,317,400      487,031
     Christiani & Nielsen Thai........................   2,554,300      409,718
 *   CK Power PCL.....................................   2,893,000    1,529,145
 *   Country Group Securities.........................   7,794,200      378,637
     CS Loxinfo PCL...................................   1,759,200      416,554
     Delta Electronics Thailand PCL...................   1,117,200    2,534,436
     Dhipaya Insurance PCL............................     928,300    1,120,313
     Diamond Building Products PCL....................   3,893,700      648,355
     DSG International Thailand PCL...................   4,018,840    1,012,998
     Dynasty Ceramic PCL..............................  13,534,000    2,460,351
     Eastern Water Resources Development and
       Management PCL.................................   4,685,900    1,574,852
     Erawan Group PCL (The)...........................  13,252,370    1,975,911
 *   Esso Thailand PCL................................  12,141,400    1,910,425
 *   G J Steel PCL.................................... 142,929,800      262,016
 *   G Steel PCL......................................  27,015,300      107,302
     GFPT PCL.........................................   4,603,000    2,207,977
 *   GMM Grammy PCL...................................     374,960      163,823
 *   Golden Land Property Development PCL.............   5,692,300    1,408,727

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
  THAILAND -- (Continued)
      Grand Canal Land PCL.............................   4,901,700 $  500,204
  *   Grande Asset Hotels & Property PCL...............  12,477,500    815,822
      Hana Microelectronics PCL........................   2,620,296  3,222,332
      Hemaraj Land and Development PCL.................  33,959,700  4,606,815
      ICC International PCL............................     204,600    246,920
  *   Italian-Thai Development PCL.....................  19,673,827  5,349,742
  *   ITV PCL..........................................   2,785,600         --
      Jay Mart PCL.....................................   1,750,125    700,478
      Jubilee Enterprise PCL...........................     177,300    186,888
      Kang Yong Electric PCL...........................      36,400    294,714
      KCE Electronics PCL..............................   1,786,218  2,578,637
      KGI Securities Thailand PCL......................   9,781,400  1,141,612
      Khon Kaen Sugar Industry PCL.....................   5,083,500  2,034,643
      Kiatnakin Bank PCL...............................   3,052,200  3,776,783
      Laguna Resorts & Hotels PCL......................     197,000    177,559
      Lanna Resources PCL..............................   1,894,350    677,174
      LH Financial Group PCL...........................  27,662,484  1,673,441
      Loxley PCL.......................................   8,066,176  1,059,718
      LPN Development PCL(B00PXK5).....................     411,500    264,024
      LPN Development PCL(B00Q643).....................   4,549,000  2,918,698
      Major Cineplex Group PCL.........................   3,105,500  2,561,824
      Maybank Kim Eng Securities Thailand PCL..........     632,500    469,592
      MBK PCL..........................................   5,705,900  2,562,687
      MCOT PCL.........................................   2,387,500  1,152,536
      Modernform Group PCL.............................   1,623,100    495,906
      Muang Thai Insurance PCL.........................      61,288    291,179
      Muramoto Electron Thailand PCL...................      14,000     96,242
      Nation Multimedia Group PCL......................  14,377,900    786,326
  *   Natural Park PCL.................................  46,516,800     71,061
      Nava Nakorn PCL..................................   1,715,500     99,586
      Noble Development PCL............................     621,200    204,979
  *   Polyplex Thailand PCL............................   2,913,300    943,507
      Precious Shipping PCL............................   3,924,500  1,678,674
      Premier Marketing PCL............................   1,726,400    506,368
      President Rice Products PCL......................       3,375      4,718
  *   Property Perfect PCL.............................  22,872,900    887,522
      Pruksa Real Estate PCL...........................   3,582,000  3,529,468
      PTG Energy PCL...................................   5,284,000    928,292
      Quality Houses PCL...............................  47,177,808  5,650,382
  *   Raimon Land PCL..................................  21,994,800  1,384,335
  *   Regional Container Lines PCL.....................   3,392,800    984,772
  *   Rojana Industrial Park PCL.......................   5,762,900  1,426,199
      RS PCL...........................................   3,647,100  2,228,598
      Saha Pathana Inter-Holding PCL...................     680,300    505,081
      Saha-Union PCL...................................     746,600    946,651
  *   Sahaviriya Steel Industries PCL.................. 105,454,600    869,928
      Samart Corp. PCL.................................   3,498,300  4,355,506
      Samart I-Mobile PCL..............................  12,701,000  1,288,339
      Samart Telcoms PCL...............................   2,212,100  1,723,451
      Sansiri PCL......................................  45,081,210  2,493,034
      SC Asset Corp PCL................................  14,046,225  1,570,705
      Siam Future Development PCL......................   7,221,961  1,489,405
      Siam Global House PCL............................   4,788,680  1,726,441

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 THAILAND -- (Continued)
     Siamgas & Petrochemicals PCL.....................  3,439,500 $  1,219,010
     Sino Thai Engineering & Construction PCL.........  5,251,500    4,211,790
     SNC Former PCL...................................    869,400      403,754
     Somboon Advance Technology PCL...................  1,933,737    1,057,559
     SPCG PCL.........................................  2,848,000    2,458,173
     Sri Ayudhya Capital PCL..........................    182,400      207,589
     Sri Trang Agro-Industry PCL......................  5,021,890    2,086,700
     Sriracha Construction PCL........................  1,085,600    1,044,803
     Srithai Superware PCL............................ 14,609,400    1,205,175
     STP & I PCL......................................  5,087,440    3,093,188
     Supalai PCL......................................  6,681,433    4,980,964
     Susco PCL........................................  1,939,800      220,472
     SVI PCL..........................................  8,178,900    1,069,529
     Symphony Communication PCL.......................    692,400      315,208
 *   Tata Steel Thailand PCL.......................... 27,039,000      669,160
     Thai Agro Energy PCL.............................    378,870       44,450
 *   Thai Airways International PCL(6364971)..........    141,400       66,099
 *   Thai Airways International PCL(6888868)..........  6,713,400    3,138,253
 *   Thai Carbon Black PCL............................    504,600      408,552
     Thai Central Chemical PCL........................    220,400      222,218
     Thai Metal Trade PCL.............................    629,300      201,884
     Thai Rayon PCL...................................      9,400        7,467
     Thai Rung Union Car PCL..........................    786,120      121,293
     Thai Stanley Electric PCL........................    206,600    1,294,012
     Thai Steel Cable PCL.............................      3,400        1,454
     Thai Vegetable Oil PCL...........................  3,091,275    2,106,185
     Thai Wacoal PCL..................................     78,000      120,348
     Thai-German Ceramic Industry PCL.................  3,855,000      372,191
     Thaicom PCL......................................  3,837,200    4,572,282
     Thanachart Capital PCL...........................  4,981,900    5,061,050
     Thitikorn PCL....................................    742,400      249,508
 *   Thoresen Thai Agencies PCL.......................  4,868,396    2,558,399
     Ticon Industrial Connection PCL..................  7,067,484    3,843,606
     Tipco Asphalt PCL................................    774,090    1,933,451
 *   TIPCO Foods PCL..................................  1,278,482      291,008
     Tisco Financial Group PCL(B3KFW10)...............    677,900      963,103
     Tisco Financial Group PCL(B3KFW76)...............  2,350,800    3,339,817
     Toyo-Thai Corp. PCL(B5ML0D8).....................  1,350,871    1,135,012
     Toyo-Thai Corp. PCL(B5ML0B6).....................    687,528      577,666
     TPI Polene PCL................................... 75,786,600    5,603,531
     TTW PCL.......................................... 13,650,100    5,129,735
     Union Mosaic Industry PCL (The)..................    272,000       50,694
     Unique Engineering & Construction PCL............  3,613,470    1,744,358
     Univanich Palm Oil PCL...........................    939,000      306,975
     Univentures PCL..................................  7,086,000    2,045,912
     Vanachai Group PCL...............................  6,608,559    1,645,578
     Vibhavadi Medical Center PCL.....................  4,290,920    1,953,398
     Vinythai PCL.....................................  2,792,934      870,392
 *   Workpoint Entertainment PCL......................  1,082,100    1,793,582
                                                                  ------------
 TOTAL THAILAND.......................................             218,969,291
                                                                  ------------
 TURKEY -- (2.3%)
 #   Adana Cimento Sanayii TAS Class A................    507,598    1,338,802

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TURKEY -- (Continued)
       Adel Kalemcilik Ticaret ve Sanayi A.S............    22,672 $  631,436
   #*  Adese Alisveris Merkezleri Ticaret A.S...........   331,389  1,203,472
   *   Afyon Cimento Sanayi TAS.........................     2,020    106,274
       Akcansa Cimento A.S..............................   436,252  3,076,822
   #*  Akenerji Elektrik Uretim A.S..................... 1,985,533    993,844
   #   Akfen Holding A.S................................   885,501  1,817,926
   *   AKIS Gayrimenkul Yatirimi A.S....................    52,982     48,407
       Aksa Akrilik Kimya Sanayii A.S...................   843,653  3,270,124
       Aksigorta A.S....................................   995,287  1,023,561
   *   Aktas Elektrik Ticaret A.S.......................       370         --
   #   Alarko Holding A.S...............................   682,424  1,192,907
       Albaraka Turk Katilim Bankasi A.S................ 2,707,855  1,908,616
   #   Alkim Alkali Kimya A.S...........................     6,300     36,585
   *   Anadolu Anonim Turk Sigorta Sirketi.............. 1,936,423  1,113,958
   #   Anadolu Cam Sanayii A.S.......................... 1,303,410  1,067,573
   #   Anadolu Hayat Emeklilik A.S......................   800,433  1,775,417
   #   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.....   105,289    976,266
   #*  Asya Katilim Bankasi A.S......................... 5,934,410  1,506,478
   #   Aygaz A.S........................................   124,525    527,739
   #*  Bagfas Bandirma Gubre Fabrikalari A.S............   270,720  1,593,270
   #*  Banvit Bandirma Vitaminli Yem Sanayii ASA........   297,934    373,950
       Baticim Bati Anadolu Cimento Sanayii A.S.........   319,448    977,902
   #*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret
         A.S............................................   885,060    838,234
   #   Bizim Toptan Satis Magazalari A.S................   196,968  1,429,115
   #*  Bolu Cimento Sanayii A.S.........................   514,692  1,292,332
   #   Borusan Mannesmann Boru Sanayi ve Ticaret A.S....   511,465  1,493,157
   #*  Bosch Fren Sistemleri............................       989     65,062
   #*  Boyner Perakende Ve Tekstil Yatirimlari AS.......   110,344  2,143,779
   #   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..   457,826  2,024,112
       Bursa Cimento Fabrikasi A.S......................   229,830    536,026
   *   Celebi Hava Servisi A.S..........................    45,555    598,832
       Cimsa Cimento Sanayi VE Ticaret A.S..............   505,224  3,560,755
   #*  Deva Holding A.S.................................   683,187    698,480
   #*  Dogan Sirketler Grubu Holding A.S................ 8,190,404  2,467,524
       Dogus Otomotiv Servis ve Ticaret A.S.............   595,613  3,383,611
   #*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.......   541,645    483,735
   #   Eczacibasi Yatirim Holding Ortakligi A.S.........   354,065  1,232,768
   #   EGE Endustri VE Ticaret A.S......................     7,414    616,987
       EGE Seramik Sanayi ve Ticaret A.S................   822,424  1,423,724
   #   EIS Eczacibasi Ilac ve Sinai ve Finansal
         Yatirimlar Sanayi ve Ticaret A.S............... 1,950,686  2,471,584
   #*  Fenerbahce Futbol A.S............................    84,383  1,179,657
   #*  Galatasaray Sportif Sinai ve Ticari Yatirimlar
         A.S............................................    81,766    610,535
       Gentas Genel Metal Sanayi ve Ticaret A.S.........   638,918    429,544
   *   Global Yatirim Holding A.S....................... 2,051,887  1,397,122
   *   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..     8,540         --
   #   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
         A.S............................................    62,751  1,944,092
   #   Goodyear Lastikleri TAS..........................    37,464  1,245,878
   #*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.... 1,114,071  1,364,281
   #*  GSD Holding...................................... 2,604,393  1,612,322
   #   Gubre Fabrikalari TAS............................   900,985  2,047,670
   *   Gunes Sigorta....................................   109,319    109,041
   #*  Hurriyet Gazetecilik A.S......................... 1,395,690    471,010
   #*  Ihlas Holding A.S................................ 7,680,340    876,732

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TURKEY -- (Continued)
   #*  Ihlas Madencilik A.S.............................   148,484 $   73,006
       Indeks Bilgisayar Sistemleri Muhendislik Sanayi
         ve Ticaret A.S.................................   185,688    444,093
   #*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S....... 1,329,455    860,575
       Is Finansal Kiralama A.S......................... 1,034,680    434,570
       Is Yatirim Menkul Degerler A.S. Class A..........   272,347    140,063
   #*  Izmir Demir Celik Sanayi A.S.....................   819,232    904,601
   #*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
         A.S. Class A................................... 1,565,502  1,517,808
   #*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
         A.S. Class B...................................   748,561    844,568
   #*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
         A.S. Class D................................... 6,697,063  5,478,561
   #*  Karsan Otomotiv Sanayii Ve Ticaret A.S........... 1,639,695  1,128,119
   #   Kartonsan Karton Sanayi ve Ticaret A.S...........    12,685  1,298,010
       Konya Cimento Sanayii A.S........................     8,645  1,135,816
   #   Koza Altin Isletmeleri A.S.......................    55,986    442,805
   #*  Koza Anadolu Metal Madencilik Isletmeleri A.S.... 1,427,863    988,431
       Mardin Cimento Sanayii ve Ticaret A.S............   288,609    594,656
   #*  Marshall Boya ve Vernik..........................    37,108    696,546
   #*  Menderes Tekstil Sanayi ve Ticaret A.S...........   822,847    261,392
   #*  Metro Ticari ve Mali Yatirimlar Holding A.S...... 2,278,836    586,163
   *   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S...   149,549     72,579
   *   Mudurnu Tavukculuk A.S...........................     1,740         --
   *   Nergis Holding A.S...............................     1,784         --
   #*  NET Holding A.S.................................. 1,444,578  2,315,926
   #*  Netas Telekomunikasyon A.S.......................   226,959    938,795
       Nuh Cimento Sanayi A.S...........................   339,327  1,494,867
   #   Otokar Otomotiv Ve Savunma Sanayi A.S............   107,742  4,209,338
   #   Park Elektrik Uretim Madencilik Sanayi ve
         Ticaret A.S....................................   618,340  1,033,460
   #*  Parsan Makina Parcalari..........................   140,357    302,933
   #   Petkim Petrokimya Holding A.S.................... 1,119,029  1,744,599
       Pinar Entegre Et ve Un Sanayi A.S................   142,526    563,123
       Pinar SUT Mamulleri Sanayii A.S..................   135,586  1,218,555
   *   Raks Elektronik Sanayi ve Ticaret A.S............     2,730         --
       Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
         A.S............................................   356,531    451,099
   #*  Sasa Polyester Sanayi A.S........................   756,712    644,778
   #*  Sekerbank TAS.................................... 3,438,779  2,646,908
       Selcuk Ecza Deposu Ticaret ve Sanayi A.S......... 1,294,214  1,181,344
   #   Soda Sanayii A.S................................. 1,412,501  3,010,720
   #*  Tat Gida Sanayi A.S..............................   729,258  1,200,708
   #*  Tekfen Holding A.S............................... 1,393,413  3,263,184
   #   Teknosa Ic Ve Dis Ticaret A.S....................   201,012    739,235
   #*  Tekstil Bankasi A.S.............................. 1,337,315  1,020,546
       Tofas Turk Otomobil Fabrikasi A.S................         1          7
       Trakya Cam Sanayii A.S........................... 2,696,210  3,955,481
   #   Turcas Petrol A.S................................   685,172    660,930
       Turk Traktor ve Ziraat Makineleri A.S............    67,927  2,243,753
   #   Turkiye Sinai Kalkinma Bankasi A.S............... 7,582,370  6,299,300
       Vestel Beyaz Esya Sanayi ve Ticaret A.S..........   239,771    983,301
   #*  Vestel Elektronik Sanayi ve Ticaret A.S.......... 1,090,031  2,667,475

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S.................  1,738,991 $    1,586,039
                                                                 --------------
TOTAL TURKEY.........................................               130,887,796
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,871,362,879
                                                                 --------------
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.9%)
    AES Tiete SA.....................................    859,500      5,309,297
    Alpargatas SA....................................    998,118      3,166,959
    Banco ABC Brasil SA..............................    744,786      3,145,013
    Banco Alfa de Investimento SA....................      2,600          6,692
    Banco Daycoval SA................................    446,827      1,395,572
    Banco do Estado do Rio Grande do Sul SA Class B..  1,721,534      7,859,739
*   Banco Industrial e Comercial SA..................    484,320        983,712
    Banco Mercantil do Brasil SA.....................      3,969          6,141
*   Banco Pan SA.....................................  2,200,640      1,412,412
    Banco Pine SA....................................    296,003        404,857
    Banco Sofisa SA..................................     75,000         67,577
    Centrais Eletricas Santa Catarina................     79,600        405,371
    Cia de Gas de Sao Paulo COMGAS Class A...........    168,387      2,811,199
    Cia de Saneamento do Parana......................    194,601        362,622
    Cia de Transmissao de Energia Eletrica Paulista..    356,993      5,215,926
    Cia Energetica de Sao Paulo Class B..............     42,400        371,257
    Cia Energetica do Ceara Class A..................    107,539      1,435,144
    Cia Ferro Ligas da Bahia--Ferbasa................    315,349        854,407
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.......................................  1,294,400      3,249,929
    Empresa Metropolitana de Aguas e Energia SA......     12,900         16,009
*   Eucatex SA Industria e Comercio..................    223,327        257,818
*   Forjas Taurus SA.................................     13,585         17,557
*   Gol Linhas Aereas Inteligentes SA................    747,617      3,382,211
    Marcopolo SA.....................................  4,385,100      4,389,787
    Parana Banco SA..................................     52,900        189,263
    Randon Participacoes SA..........................  1,547,357      2,307,505
    Saraiva SA Livreiros Editores....................    178,773        304,941
    Schulz SA........................................      9,000         14,205
*   Sharp SA......................................... 30,200,000             --
    Unipar Carbocloro SA Class B.....................    279,095        462,127

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
  BRAZIL -- (Continued)
  *     Usinas Siderurgicas de Minas Gerais SA
          Class A...................................  1,010,800 $    1,261,970
                                                                --------------
  TOTAL BRAZIL......................................                51,067,219
                                                                --------------
  CHILE -- (0.0%)
        Coca-Cola Embonor SA Class B................      8,190         10,903
                                                                --------------
  COLOMBIA -- (0.1%)
        Avianca Holdings SA.........................  1,847,698      2,798,051
                                                                --------------
  TOTAL PREFERRED STOCKS............................                53,876,173
                                                                --------------
  RIGHTS/WARRANTS -- (0.0%)
  CHINA -- (0.0%)
  #*    Golden Meditech Holdings, Ltd. Warrants
          07/30/15..................................    860,943          7,774
                                                                --------------
  HONG KONG -- (0.0%)
  *     HKC Holdings, Ltd. Warrants 10/15/15........         --             --
                                                                --------------
  INDONESIA -- (0.0%)
  *     Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
          07/11/17..................................    185,833          2,289
                                                                --------------
  MALAYSIA -- (0.0%)
  *     CB Industrial Product Holdings Bhd Warrants
          12/31/15..................................    210,003         29,521
  *     Eastern & Oriental Bhd......................  1,228,440             --
  *     Goldis Bhd 02/06/15.........................    453,208            625
  *     Inari Amertron Rights 05/15/15..............     35,013         21,617
  *     Insas Bhd...................................    895,656         51,843
  *     Mah Sing Group Bhd..........................  2,267,526        281,253
                                                                --------------
  TOTAL MALAYSIA....................................                   384,859
                                                                --------------
  POLAND -- (0.0%)
  *     PZ Cormay SA Rights.........................     40,772             73
                                                                --------------
  SOUTH AFRICA -- (0.0%)
  *     Invicta Holdings, Ltd.......................     62,736         40,406
                                                                --------------
  SOUTH KOREA -- (0.0%)
  *     Hyundai Merchant Marine Co., Ltd............      1,909          5,203
                                                                --------------
  THAILAND -- (0.0%)
  *     Loxley PCL Warrants 09/30/17................     63,889          3,728
  *     Sansiri PCL Warrants 11/24/17...............  4,378,983         44,151
                                                                --------------
  TOTAL THAILAND....................................                    47,879
                                                                --------------
  TOTAL RIGHTS/WARRANTS.............................                   488,483
                                                                --------------
  SECURITIES LENDING COLLATERAL -- (11.7%)
  (S)@  DFA Short Term Investment Fund.............. 56,308,711    651,491,785
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%) (Cost
    $5,252,583,392)^^...............................            $5,577,219,320
                                                                ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks.................
   Argentina..................           -- $            1   --    $            1
   Brazil..................... $ 16,210,248    271,549,216   --       287,759,464
   Chile......................    2,095,168     58,803,587   --        60,898,755
   China......................      265,088    719,676,615   --       719,941,703
   Colombia...................    2,937,942             --   --         2,937,942
   Greece.....................           --     23,581,414   --        23,581,414
   Hungary....................           --        613,950   --           613,950
   India......................   10,354,137    666,887,731   --       677,241,868
   Indonesia..................    2,681,267    166,991,894   --       169,673,161
   Israel.....................           --              1   --                 1
   Malaysia...................           --    231,300,214   --       231,300,214
   Mexico.....................  204,526,863      3,008,922   --       207,535,785
   Philippines................           --     88,215,028   --        88,215,028
   Poland.....................       79,881     96,823,049   --        96,902,930
   South Africa...............   15,568,434    422,814,577   --       438,383,011
   South Korea................    3,124,715    760,423,933   --       763,548,648
   Taiwan.....................      415,020    752,556,897   --       752,971,917
   Thailand...................  218,969,291             --   --       218,969,291
   Turkey.....................           --    130,887,796   --       130,887,796
Preferred Stocks..............
   Brazil.....................    4,072,840     46,994,379   --        51,067,219
   Chile......................           --         10,903   --            10,903
   Colombia...................    2,798,051             --   --         2,798,051
Rights/Warrants...............
   China......................           --          7,774   --             7,774
   Hong Kong..................           --             --   --                --
   Indonesia..................           --          2,289   --             2,289
   Malaysia...................           --        384,859   --           384,859
   Poland.....................           --             73   --                73
   South Africa...............           --         40,406   --            40,406
   South Korea................           --          5,203   --             5,203
   Thailand...................           --         47,879   --            47,879
Securities Lending Collateral.           --    651,491,785   --       651,491,785
                               ------------ --------------   --    --------------
TOTAL......................... $484,098,945 $5,093,120,375   --    $5,577,219,320
                               ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
  COMMON STOCKS -- (94.8%)
  Consumer Discretionary -- (17.3%)
  *   1-800-Flowers.com, Inc. Class A..................    44,330 $    349,764
  #   Aaron's, Inc.....................................     4,830      152,918
      AH Belo Corp. Class A............................    14,556      131,295
      Arctic Cat, Inc..................................     3,436      115,518
  #*  Ascent Capital Group, Inc. Class A...............     8,564      362,343
  #   Autoliv, Inc.....................................     9,404      997,388
  *   Ballantyne Strong, Inc...........................     9,030       36,933
  #*  Barnes & Noble, Inc..............................    12,200      286,578
      Bassett Furniture Industries, Inc................     2,900       64,438
      Beasley Broadcast Group, Inc. Class A............     9,471       49,439
  *   Beazer Homes USA, Inc............................     4,326       68,351
  *   Belmond, Ltd. Class A............................    75,198      826,426
      Best Buy Co., Inc................................   197,800    6,962,560
      Big 5 Sporting Goods Corp........................     8,501      101,247
  *   Biglari Holdings, Inc............................     2,343      969,932
  *   BJ's Restaurants, Inc............................    25,971    1,150,256
  #   Bob Evans Farms, Inc.............................    52,387    2,953,055
  #   Bon-Ton Stores, Inc. (The).......................     2,986       16,363
  #*  Books-A-Million, Inc.............................     8,187       20,631
      Brown Shoe Co., Inc..............................    74,697    2,120,648
  *   Build-A-Bear Workshop, Inc.......................    25,874      533,522
  #*  Cabela's, Inc....................................    53,051    2,915,152
  #   Callaway Golf Co.................................    38,543      314,511
  *   Cambium Learning Group, Inc......................    37,733       94,710
  *   Canterbury Park Holding Corp.....................     2,755       27,688
      Carnival Corp....................................   489,649   21,524,970
  #   Carriage Services, Inc...........................    20,916      455,969
  #*  Cavco Industries, Inc............................     7,600      558,676
  #   CBS Corp. Class A................................    28,263    1,581,456
      CBS Corp. Class B................................   201,625   11,051,066
  *   Christopher & Banks Corp.........................    56,231      292,964
      Churchill Downs, Inc.............................     7,682      729,713
  *   Citi Trends, Inc.................................     3,415       78,169
  #   Columbia Sportswear Co...........................     8,634      366,945
      Comcast Corp. Class A............................ 3,446,875  183,184,172
  #   Comcast Corp. Special Class A.................... 1,088,341   57,573,239
  #*  Conn's, Inc......................................    25,450      400,583
      Core-Mark Holding Co., Inc.......................    48,118    3,208,508
  #   CSS Industries, Inc..............................    13,050      354,960
      CST Brands, Inc..................................    50,181    2,162,801
      Culp, Inc........................................    10,036      201,623
  #*  Delta Apparel, Inc...............................     7,532       69,671
      Destination Maternity Corp.......................       200        3,062
  #*  Destination XL Group, Inc........................    15,601       79,253
      DeVry Education Group, Inc.......................     8,757      371,384
      Dillard's, Inc. Class A..........................   120,300   13,666,080
  *   Discovery Communications, Inc....................     3,762      104,885
  *   Discovery Communications, Inc. Class B...........     3,762      105,637
  *   Dixie Group, Inc. (The)..........................    11,800       95,344
  #*  Dorman Products, Inc.............................    20,712      947,160
      Dover Motorsports, Inc...........................    15,098       39,859

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
       DR Horton, Inc................................... 208,125 $ 5,103,225
   #*  DreamWorks Animation SKG, Inc. Class A...........  46,429     866,829
       Educational Development Corp.....................   1,679       6,934
   *   Eldorado Resorts, Inc............................  18,512      73,400
   #   Escalade, Inc....................................     277       4,221
   *   EVINE Live, Inc..................................   3,998      25,067
   #*  EW Scripps Co. (The) Class A.....................  41,061     810,134
   #*  Federal-Mogul Holdings Corp......................  38,585     522,055
       Flanigan's Enterprises, Inc......................     865      33,086
       Flexsteel Industries, Inc........................   2,068      61,626
       Foot Locker, Inc.................................  15,700     835,554
       Ford Motor Co.................................... 169,046   2,486,667
   #   Fred's, Inc. Class A.............................  47,275     784,765
       Frisch's Restaurants, Inc........................     600      16,620
   #*  FTD Cos., Inc....................................  24,893     852,585
   #*  Fuel Systems Solutions, Inc......................   3,398      36,495
   #*  G-III Apparel Group, Ltd.........................  11,394   1,107,497
   *   Gaiam, Inc. Class A..............................   4,388      32,120
   #   GameStop Corp. Class A........................... 104,752   3,692,508
   #*  Gaming Partners International Corp...............     500       4,145
       Gannett Co., Inc................................. 119,639   3,710,005
       General Motors Co................................ 802,642  26,182,182
   *   Genesco, Inc.....................................   7,056     504,151
       Graham Holdings Co. Class B......................   5,780   5,406,150
   *   Gray Television, Inc.............................  46,874     443,428
   #   Group 1 Automotive, Inc..........................  57,936   4,657,475
       Harte-Hanks, Inc.................................  12,432      90,381
       Haverty Furniture Cos., Inc......................  33,479     817,892
   *   Helen of Troy, Ltd...............................  64,389   4,843,341
   #*  hhgregg, Inc.....................................  36,388     199,770
   #   Hooker Furniture Corp............................  14,814     267,245
   *   Hyatt Hotels Corp. Class A.......................  14,601     821,452
   #*  Iconix Brand Group, Inc..........................  95,618   3,178,342
   #   International Speedway Corp. Class A.............  24,844     722,712
   *   Isle of Capri Casinos, Inc.......................  15,434     158,044
   #*  JAKKS Pacific, Inc...............................  13,103      78,880
   *   Jarden Corp...................................... 243,112  11,674,238
   #*  JC Penney Co., Inc...............................  85,215     619,513
       Johnson Outdoors, Inc. Class A...................  15,588     467,640
   *   Journal Communications, Inc. Class A.............  77,674     780,624
   #   KB Home..........................................  30,800     383,768
       Kohl's Corp......................................  14,353     857,161
       La-Z-Boy, Inc....................................  56,332   1,503,501
   #*  Lakeland Industries, Inc.........................  11,757      99,935
   #*  Lands' End, Inc..................................  21,056     730,433
   #*  Lee Enterprises, Inc.............................  38,128     112,478
   #   Lennar Corp. Class A............................. 224,100  10,064,331
       Lennar Corp. Class B.............................   7,868     284,113
   *   Liberty Broadband Corp.(530307206)...............   1,905      94,298
   *   Liberty Broadband Corp.(530307305)...............  67,601   3,001,484
   *   Liberty Broadband Corp. Class A..................  24,095   1,071,505
   *   Liberty Interactive Corp. Class A................ 882,463  24,144,188
   #*  Liberty Interactive Corp. Class B................  35,706   1,044,043

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
   *   Liberty Media Corp............................... 208,010 $ 7,097,301
   *   Liberty Media Corp. Class A......................  96,383   3,281,841
   *   Liberty Media Corp. Class B......................   7,622     302,212
   *   Liberty TripAdvisor Holdings, Inc. Class A.......  76,802   1,838,640
   *   Liberty TripAdvisor Holdings, Inc. Class B.......   3,570      90,392
   *   Liberty Ventures Series A........................ 202,261   7,554,448
   #*  Liberty Ventures Series B........................   8,645     337,630
   #*  Life Time Fitness, Inc...........................  13,317     728,040
   #   Lifetime Brands, Inc.............................  16,431     259,281
       Lithia Motors, Inc. Class A......................  34,933   2,958,825
   *   Live Nation Entertainment, Inc................... 145,347   3,454,898
   *   Loral Space & Communications, Inc................  26,050   1,873,256
       Lowe's Cos., Inc................................. 139,546   9,455,637
   *   Luby's, Inc......................................  44,415     216,745
   *   M/I Homes, Inc...................................  37,930     782,875
   *   Madison Square Garden Co. (The) Class A..........  29,558   2,239,019
       Marcus Corp. (The)...............................  18,899     356,435
   *   MarineMax, Inc...................................  29,164     743,974
       Marriott Vacations Worldwide Corp................   2,531     193,622
   #*  Martha Stewart Living Omnimedia, Inc. Class A....     980       4,547
   *   McClatchy Co. (The) Class A......................  60,603     152,114
   *   Media General, Inc...............................  25,196     360,303
   #   Men's Wearhouse, Inc. (The)......................  52,860   2,456,404
   #   Meredith Corp....................................  32,676   1,701,113
   #*  Meritage Homes Corp..............................  28,156   1,025,160
   #*  MGM Resorts International........................ 227,871   4,438,927
   *   Modine Manufacturing Co..........................  14,650     178,584
   *   Mohawk Industries, Inc...........................  98,740  16,296,050
   *   Monarch Casino & Resort, Inc.....................   1,103      19,082
   *   Motorcar Parts of America, Inc...................  13,074     341,493
       Movado Group, Inc................................  36,900     886,707
   *   Murphy USA, Inc..................................  47,356   3,305,922
       NACCO Industries, Inc. Class A...................   6,832     376,102
   *   New York & Co., Inc..............................   6,926      15,930
   *   News Corp. Class A............................... 402,247   5,989,458
   *   News Corp. Class B...............................  99,903   1,442,599
   *   Office Depot, Inc................................ 181,609   1,380,228
   #*  Pacific Sunwear of California, Inc...............  12,650      34,788
   #*  Penn National Gaming, Inc........................  63,446     949,787
       Penske Automotive Group, Inc.....................  43,845   2,119,906
   *   Pep Boys-Manny, Moe & Jack (The).................  75,098     633,076
   *   Perry Ellis International, Inc...................  21,492     513,874
   #*  Pinnacle Entertainment, Inc......................  71,930   1,521,320
       PulteGroup, Inc.................................. 143,221   2,948,920
       PVH Corp.........................................  31,964   3,524,351
   *   Radio One, Inc. Class D..........................  13,955      26,235
   *   RCI Hospitality Holdings, Inc....................  12,026     117,254
   *   Red Robin Gourmet Burgers, Inc...................  31,175   2,416,063
   *   Regis Corp.......................................  54,292     855,099
       Remy International, Inc..........................   2,760      58,705
   #   Rent-A-Center, Inc...............................  76,435   2,620,192
       Rocky Brands, Inc................................   8,729     119,675
   #   Royal Caribbean Cruises, Ltd..................... 322,500  24,364,875

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Discretionary -- (Continued)
  #*  Ruby Tuesday, Inc................................    17,500 $    105,350
  #   Saga Communications, Inc. Class A................     8,693      353,544
  #   Salem Communications Corp. Class A...............    10,922       76,126
  #   Scholastic Corp..................................    30,900    1,136,502
  #*  Scientific Games Corp. Class A...................    25,007      295,333
  #*  Sears Holdings Corp..............................    25,182      801,795
  #   Service Corp. International......................   274,069    6,202,181
  #*  Shiloh Industries, Inc...........................    24,793      303,218
      Shoe Carnival, Inc...............................    33,450      776,709
  *   Skechers U.S.A., Inc. Class A....................    49,610    2,993,963
      Spartan Motors, Inc..............................    16,820       87,632
  #   Speedway Motorsports, Inc........................    52,187    1,163,248
      Stage Stores, Inc................................    53,575    1,071,500
      Standard Motor Products, Inc.....................    37,342    1,361,489
  #   Staples, Inc.....................................   497,525    8,482,801
  #*  Starz............................................    84,255    2,487,208
  *   Starz Class B....................................     7,622      226,831
      Stein Mart, Inc..................................    22,915      315,310
  *   Steiner Leisure, Ltd.............................     2,225       97,055
  #*  Stoneridge, Inc..................................    19,361      244,336
  #   Strattec Security Corp...........................     5,224      329,112
  #   Superior Industries International, Inc...........    37,089      676,874
  #   Superior Uniform Group, Inc......................     8,978      340,715
      Sypris Solutions, Inc............................     8,460       20,262
  #*  Systemax, Inc....................................    11,750      153,573
      Tandy Leather Factory, Inc.......................     9,974       85,178
      Target Corp......................................     4,925      362,529
      Time Warner Cable, Inc...........................   693,942   94,466,324
      Time Warner, Inc................................. 1,534,860  119,611,640
  #   Time, Inc........................................   191,857    4,804,099
  *   Toll Brothers, Inc...............................   203,299    7,038,211
      Trans World Entertainment Corp...................     5,781       20,060
  #*  Tuesday Morning Corp.............................    60,500    1,070,850
  #   Twenty-First Century Fox, Inc. Class A........... 1,287,383   42,689,620
      Twenty-First Century Fox, Inc. Class B...........   550,972   17,548,458
  #*  Unifi, Inc.......................................    43,422    1,399,491
  *   Universal Electronics, Inc.......................     3,206      204,350
      Vail Resorts, Inc................................    11,600    1,018,016
  *   VOXX International Corp..........................     3,750       30,000
      Walt Disney Co. (The)............................    26,220    2,384,971
  #   Wendy's Co. (The)................................   242,704    2,558,100
  *   West Marine, Inc.................................    26,468      317,616
      Whirlpool Corp...................................    30,049    5,982,155
      Wyndham Worldwide Corp...........................   144,114   12,075,312
                                                                  ------------
  Total Consumer Discretionary.........................            917,929,612
                                                                  ------------
  Consumer Staples -- (7.4%)
      Alico, Inc.......................................       960       45,638
  *   Alliance One International, Inc..................    35,084       36,838
      Andersons, Inc. (The)............................    23,660    1,064,227
      Archer-Daniels-Midland Co........................   813,476   37,932,386
  #*  Boulder Brands, Inc..............................    76,099      763,273
      Bunge, Ltd.......................................   121,368   10,866,077

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Staples -- (Continued)
  *   CCA Industries, Inc..............................     8,323 $     29,131
  *   Central Garden and Pet Co........................    25,184      212,805
  #*  Central Garden and Pet Co. Class A...............    48,121      437,901
  *   Constellation Brands, Inc. Class A...............   249,042   27,506,689
  *   Constellation Brands, Inc. Class B...............    12,715    1,442,962
  #*  Craft Brew Alliance, Inc.........................     9,754      116,073
      CVS Health Corp.................................. 1,510,745  148,294,729
  #*  Farmer Bros. Co..................................     6,695      200,247
  #   Fresh Del Monte Produce, Inc.....................    39,437    1,326,266
  #*  Hain Celestial Group, Inc. (The).................    87,292    4,606,399
      Ingles Markets, Inc. Class A.....................    11,437      487,788
  #   Ingredion, Inc...................................    62,117    5,009,115
      JM Smucker Co. (The).............................   108,204   11,161,243
      John B. Sanfilippo & Son, Inc....................    10,428      380,309
      Kraft Foods Group, Inc...........................   209,706   13,702,190
  *   Landec Corp......................................    37,056      473,205
  *   Mannatech, Inc...................................       717       13,408
      MGP Ingredients, Inc.............................     4,788       75,938
  #   Molson Coors Brewing Co. Class A.................     1,908      157,219
      Molson Coors Brewing Co. Class B.................   186,550   14,164,741
      Mondelez International, Inc. Class A............. 2,081,099   73,337,929
  *   Nutraceutical International Corp.................    14,615      285,577
  #   Oil-Dri Corp. of America.........................     5,047      154,539
  *   Omega Protein Corp...............................    25,852      272,480
  *   Pantry, Inc. (The)...............................    22,475      829,328
  #*  Post Holdings, Inc...............................    50,201    2,371,997
  #   Sanderson Farms, Inc.............................    16,100    1,287,356
  *   Seaboard Corp....................................     1,812    6,930,882
  #*  Seneca Foods Corp. Class A.......................     6,301      163,070
  *   Seneca Foods Corp. Class B.......................       300       10,577
  #   Snyder's-Lance, Inc..............................    28,337      824,323
      SpartanNash Co...................................    34,281      883,079
      Spectrum Brands Holdings, Inc....................    46,130    4,136,938
  *   TreeHouse Foods, Inc.............................    24,190    2,194,033
      Tyson Foods, Inc. Class A........................   405,030   15,812,371
  #   Universal Corp...................................    22,290      895,166
  #   Weis Markets, Inc................................    11,602      531,720
                                                                  ------------
  Total Consumer Staples...............................            391,428,162
                                                                  ------------
  Energy -- (14.1%)
      Adams Resources & Energy, Inc....................     6,004      348,472
  #   Alon USA Energy, Inc.............................    33,484      404,487
      Anadarko Petroleum Corp..........................   845,068   69,084,309
      Apache Corp......................................   289,715   18,127,468
  #*  Approach Resources, Inc..........................     6,883       43,156
      Atwood Oceanics, Inc.............................     4,600      131,468
      Baker Hughes, Inc................................   127,976    7,421,328
  *   Barnwell Industries, Inc.........................     8,038       23,109
      Bristow Group, Inc...............................    43,589    2,428,343
  #*  C&J Energy Services, Inc.........................    37,416      385,385
  #   Cabot Oil & Gas Corp.............................       568       15,052
  #*  California Resources Corp........................   118,504      606,740
  *   Callon Petroleum Co..............................    13,214       72,016

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Energy -- (Continued)
  #   Chesapeake Energy Corp...........................   624,655 $ 11,980,883
      Chevron Corp..................................... 1,063,078  108,997,387
  #*  Cloud Peak Energy, Inc...........................    33,115      224,851
  #   Comstock Resources, Inc..........................    32,421      130,981
      ConocoPhillips................................... 1,766,829  111,274,890
  *   Contango Oil & Gas Co............................     1,064       31,994
  #   Dawson Geophysical Co............................    17,055      184,023
      Delek US Holdings, Inc...........................    52,256    1,612,098
  #   Denbury Resources, Inc...........................   289,460    1,997,274
      Devon Energy Corp................................    81,126    4,889,464
  #   Energy XXI, Ltd..................................    15,380       45,217
      EOG Resources, Inc...............................    12,090    1,076,373
  *   Era Group, Inc...................................    36,653      825,426
  *   Escalera Resources Co............................     6,444        2,841
      Exterran Holdings, Inc...........................    69,200    1,876,012
      Exxon Mobil Corp................................. 1,047,299   91,554,879
  #   Green Plains, Inc................................    26,534      621,161
  #   Gulf Island Fabrication, Inc.....................    15,018      248,848
  #   Gulfmark Offshore, Inc. Class A..................    35,505      700,514
  #*  Harvest Natural Resources, Inc...................    35,677       22,380
  #*  Helix Energy Solutions Group, Inc................   103,010    1,933,498
  #   Helmerich & Payne, Inc...........................   108,670    6,472,385
      Hess Corp........................................   378,130   25,519,994
  *   HKN, Inc.........................................       564       30,171
      HollyFrontier Corp...............................    32,210    1,156,983
  #*  Hornbeck Offshore Services, Inc..................    29,719      659,762
  *   Key Energy Services, Inc.........................    49,745       83,572
      Marathon Oil Corp................................   903,937   24,044,724
      Marathon Petroleum Corp..........................   451,968   41,847,717
  #*  Matador Resources Co.............................     6,400      137,984
  *   Matrix Service Co................................    15,423      296,122
  #   Murphy Oil Corp..................................   189,426    8,507,122
      Nabors Industries, Ltd...........................   272,782    3,139,721
      National Oilwell Varco, Inc......................   250,948   13,659,100
  *   Natural Gas Services Group, Inc..................    15,026      303,375
  *   Newfield Exploration Co..........................    48,506    1,444,509
  #*  Newpark Resources, Inc...........................    97,395      841,493
  #   Noble Corp. P.L.C................................    74,243    1,204,221
      Noble Energy, Inc................................   133,794    6,387,326
  #*  Northern Oil and Gas, Inc........................    16,372      102,816
      Occidental Petroleum Corp........................   296,262   23,700,960
  #*  Overseas Shipholding Group, Inc..................     2,355       12,011
  #   Paragon Offshore P.L.C...........................    24,747       51,721
  #*  Parker Drilling Co...............................   142,573      386,373
      Patterson-UTI Energy, Inc........................   152,325    2,613,897
  #*  PDC Energy, Inc..................................    24,103    1,107,292
  #*  Penn Virginia Corp...............................    35,279      172,162
  #*  PHI, Inc. Non-Voting.............................    21,843      747,249
  *   PHI, Inc. Voting.................................     1,099       37,674
      Phillips 66......................................   883,414   62,121,672
  *   Pioneer Energy Services Corp.....................    98,221      406,635
      Pioneer Natural Resources Co.....................    88,400   13,306,852
      QEP Resources, Inc...............................    33,043      668,129

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Energy -- (Continued)
   *   Renewable Energy Group, Inc......................   2,882 $     25,189
   #*  REX American Resources Corp......................   4,050      224,815
   #*  Rex Energy Corp..................................  35,100      124,254
       Rowan Cos. P.L.C. Class A........................ 121,858    2,573,641
   #*  SEACOR Holdings, Inc.............................  36,653    2,637,183
       SemGroup Corp. Class A...........................   4,727      318,269
   #*  Seventy Seven Energy, Inc........................  44,617      176,237
   #   Ship Finance International, Ltd..................  12,481      173,361
   #*  Stone Energy Corp................................   1,115       15,699
       Superior Energy Services, Inc....................  75,686    1,513,720
   #*  Swift Energy Co..................................  34,900       74,337
   #   Teekay Corp......................................  37,720    1,596,688
       Tesco Corp.......................................   3,745       38,349
       Tesoro Corp...................................... 168,807   13,796,596
   #*  TETRA Technologies, Inc..........................  25,510      126,019
   #*  TGC Industries, Inc..............................   1,787        3,574
   #   Tidewater, Inc...................................  49,127    1,437,456
   #   Transocean, Ltd.................................. 274,265    4,470,519
   #*  Triangle Petroleum Corp..........................   7,779       40,840
   *   Unit Corp........................................  57,000    1,697,460
       Valero Energy Corp............................... 605,899   32,039,939
   *   Weatherford International P.L.C.................. 281,383    2,906,686
       Western Refining, Inc............................  68,485    2,542,848
   *   Whiting Petroleum Corp...........................  16,007      480,530
   *   Willbros Group, Inc..............................  18,620      103,900
                                                                 ------------
   Total Energy.........................................          749,632,160
                                                                 ------------
   Financials -- (17.7%)
   #   1st Source Corp..................................  41,187    1,224,490
       ACE, Ltd.........................................  60,924    6,577,355
       Aflac, Inc.......................................  81,778    4,667,888
   #   Alexander & Baldwin, Inc.........................  66,838    2,557,222
   *   Alleghany Corp...................................   3,115    1,377,110
       Allied World Assurance Co. Holdings AG...........  76,431    2,955,587
       Allstate Corp. (The)............................. 230,137   16,061,261
       American Equity Investment Life Holding Co.......  88,700    2,262,737
       American Financial Group, Inc.................... 173,596   10,075,512
   #*  American Independence Corp.......................     173        1,919
       American International Group, Inc................ 899,581   43,962,523
       American National Insurance Co...................  37,287    3,879,339
       Ameris Bancorp...................................  12,022      290,091
       AmeriServ Financial, Inc.........................  33,075       98,894
   *   Arch Capital Group, Ltd..........................   2,200      127,534
       Argo Group International Holdings, Ltd...........  42,675    2,282,686
       Aspen Insurance Holdings, Ltd.................... 102,623    4,445,628
   #   Associated Banc-Corp.............................  31,434      528,406
       Assurant, Inc....................................  65,820    4,180,228
       Assured Guaranty, Ltd............................ 122,989    3,003,391
   *   Asta Funding, Inc................................   7,527       63,904
       Astoria Financial Corp...........................  19,344      236,577
   #*  Atlanticus Holdings Corp.........................  19,218       49,198
   #*  AV Homes, Inc....................................   3,852       57,741
       Axis Capital Holdings, Ltd.......................   8,510      433,159

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      Baldwin & Lyons, Inc. Class A....................       300 $      7,095
      Baldwin & Lyons, Inc. Class B....................     6,556      151,444
  #*  Bancorp, Inc. (The)..............................       459        3,911
      Bank Mutual Corp.................................    14,475       92,206
      Bank of America Corp............................. 5,529,894   83,777,894
      Bank of New York Mellon Corp. (The)..............   491,755   17,703,180
  #   BankFinancial Corp...............................    38,560      436,114
      Banner Corp......................................     7,943      320,738
      BB&T Corp........................................    96,049    3,389,569
      BCB Bancorp, Inc.................................     1,059       12,295
      Berkshire Hills Bancorp, Inc.....................    25,980      646,902
  #*  BofI Holding, Inc................................     8,208      692,427
  #   Capital City Bank Group, Inc.....................    15,389      230,835
      Capital One Financial Corp.......................   373,787   27,364,946
  *   Cascade Bancorp..................................    15,799       72,991
      Cathay General Bancorp...........................    17,730      423,570
      Centerstate Banks, Inc...........................       747        8,224
      Century Bancorp, Inc. Class A....................       495       19,196
      Chicopee Bancorp, Inc............................     1,000       16,460
  #   Chubb Corp. (The)................................    14,249    1,394,977
  #   Cincinnati Financial Corp........................    16,226      819,575
      CIT Group, Inc...................................    45,907    2,011,645
      Citigroup, Inc................................... 2,143,604  100,642,208
      Citizens Community Bancorp, Inc..................    10,355       94,386
      CME Group, Inc...................................   414,385   35,347,040
      CNA Financial Corp...............................   277,671   10,818,062
      CNO Financial Group, Inc.........................   301,264    4,675,617
      Codorus Valley Bancorp, Inc......................       132        2,649
      Comerica, Inc....................................    16,431      681,886
      Community West Bancshares........................       400        2,700
  #*  Cowen Group, Inc. Class A........................    15,961       66,398
      Donegal Group, Inc. Class A......................    20,677      330,625
  #   Donegal Group, Inc. Class B......................       300        6,997
  *   E*TRADE Financial Corp...........................    89,699    2,067,562
  *   Eastern Virginia Bankshares, Inc.................       307        1,919
      EMC Insurance Group, Inc.........................    18,341      591,681
  #*  Encore Capital Group, Inc........................       627       23,337
      Endurance Specialty Holdings, Ltd................    76,288    4,662,723
      Enterprise Financial Services Corp...............     3,235       61,821
      ESB Financial Corp...............................       432        7,219
      ESSA Bancorp, Inc................................     8,217       99,837
      Evans Bancorp, Inc...............................     1,681       39,756
      Everest Re Group, Ltd............................    34,913    5,983,390
  *   Farmers Capital Bank Corp........................       302        6,747
      FBL Financial Group, Inc. Class A................    24,660    1,287,005
      Federal Agricultural Mortgage Corp. Class A......       177        4,027
      Federal Agricultural Mortgage Corp. Class C......     9,200      253,460
  #   Federated National Holding Co....................    13,665      397,788
      Fidelity Southern Corp...........................     7,213      110,287
      Fifth Third Bancorp..............................    62,451    1,080,402
  *   First Acceptance Corp............................    30,158       70,268
  #   First American Financial Corp....................    61,982    2,108,628
      First Bancorp....................................    16,138      267,891

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      First Business Financial Services, Inc...........       482 $     21,097
      First Citizens BancShares, Inc. Class A..........     8,627    2,105,419
  #   First Commonwealth Financial Corp................    30,547      241,016
      First Community Bancshares, Inc..................       183        2,871
      First Defiance Financial Corp....................    10,880      331,405
  #   First Federal of Northern Michigan Bancorp, Inc..       900        5,247
      First Financial Northwest, Inc...................    25,371      304,198
      First Merchants Corp.............................    46,827    1,022,702
      First Midwest Bancorp, Inc.......................     7,168      110,387
      First South Bancorp, Inc.........................     2,278       18,110
      FNF Group........................................    46,321    1,625,867
  *   FNFV Group.......................................    15,438      191,431
      Fox Chase Bancorp, Inc...........................       351        5,700
  *   Genworth Financial, Inc. Class A.................    34,964      244,049
  #   German American Bancorp, Inc.....................     7,459      208,852
      GFI Group, Inc...................................     2,875       16,129
  *   Global Indemnity P.L.C...........................     8,282      217,320
      Goldman Sachs Group, Inc. (The)..................   196,596   33,895,116
  #   Great Southern Bancorp, Inc......................     1,616       58,370
  #   Griffin Land & Nurseries, Inc....................     1,500       44,460
      Guaranty Federal Bancshares, Inc.................     1,684       24,839
  *   Hallmark Financial Services, Inc.................    25,666      283,353
      Hampden Bancorp, Inc.............................     5,886      118,250
  #   Hanover Insurance Group, Inc. (The)..............    88,829    6,129,201
      Hartford Financial Services Group, Inc. (The)....   314,543   12,235,723
      HCC Insurance Holdings, Inc......................    17,700      944,118
      Heartland Financial USA, Inc.....................       465       12,843
      HF Financial Corp................................       400        5,764
  *   Hilltop Holdings, Inc............................    26,171      475,004
      Hingham Institution for Savings..................       500       44,000
  *   HMN Financial, Inc...............................     3,456       42,301
      Home Bancorp, Inc................................       719       15,732
      HopFed Bancorp, Inc..............................     6,781       89,577
      Horace Mann Educators Corp.......................    58,206    1,773,537
      Hudson City Bancorp, Inc.........................    28,191      252,873
      Huntington Bancshares, Inc.......................    59,995      601,150
  #   Iberiabank Corp..................................       697       38,063
  #*  Imperial Holdings, Inc...........................     2,882       17,119
  #   Independence Holding Co..........................    24,172      307,226
      Infinity Property & Casualty Corp................    15,800    1,110,266
      Intercontinental Exchange, Inc...................     1,479      304,275
      International Bancshares Corp....................       800       18,008
      Intervest Bancshares Corp. Class A...............     2,078       20,468
  *   Investment Technology Group, Inc.................    23,677      491,298
      Investors Title Co...............................     1,169       83,864
  #   Janus Capital Group, Inc.........................    24,840      435,694
      JPMorgan Chase & Co.............................. 2,054,936  111,747,420
      Kemper Corp......................................    67,002    2,339,040
      Kentucky First Federal Bancorp...................     2,400       19,728
      KeyCorp..........................................   526,210    6,835,468
      Lakeland Bancorp, Inc............................     8,740       94,305
      Landmark Bancorp, Inc............................     2,066       43,386
  #   Legg Mason, Inc..................................    93,283    5,171,610

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
  *   LendingTree, Inc.................................     5,635 $   232,049
      Leucadia National Corp...........................    29,009     657,634
      Lincoln National Corp............................   360,493  18,017,440
      LNB Bancorp, Inc.................................    13,395     233,073
      Loews Corp.......................................   243,798   9,327,711
      Louisiana Bancorp, Inc...........................     5,606     119,744
  #   M&T Bank Corp....................................       331      37,456
  #   Macatawa Bank Corp...............................    18,892      99,561
  #   Maiden Holdings, Ltd.............................     5,792      72,400
      MainSource Financial Group, Inc..................    45,000     864,000
  *   Markel Corp......................................       101      69,019
      Marlin Business Services Corp....................    14,241     228,568
      MB Financial, Inc................................    19,678     559,052
  *   MBIA, Inc........................................    82,267     659,781
  *   MBT Financial Corp...............................    24,724     126,834
  #   Meadowbrook Insurance Group, Inc.................    26,353     218,730
      Mercantile Bank Corp.............................     4,422      84,018
      Meta Financial Group, Inc........................     1,083      36,248
      MetLife, Inc..................................... 1,125,923  52,355,419
  *   Metro Bancorp, Inc...............................    26,598     677,185
  #*  MGIC Investment Corp.............................    72,733     619,685
  #   MidWestOne Financial Group, Inc..................       346       9,695
  #   Montpelier Re Holdings, Ltd......................    38,746   1,361,147
      Morgan Stanley................................... 1,476,248  49,911,945
      MutualFirst Financial, Inc.......................     2,300      50,347
      NASDAQ OMX Group, Inc. (The).....................    42,129   1,921,082
      National Penn Bancshares, Inc....................     1,071      10,389
      National Western Life Insurance Co. Class A......       900     214,551
  *   Navigators Group, Inc. (The).....................     3,685     273,501
  #   New Hampshire Thrift Bancshares, Inc.............     3,667      55,628
  #   New York Community Bancorp, Inc..................    54,969     849,271
  #*  NewBridge Bancorp................................    11,413      89,478
  #*  NewStar Financial, Inc...........................    41,166     435,125
      Northeast Community Bancorp, Inc.................    17,190     119,299
      Northrim BanCorp, Inc............................     5,734     118,866
      OFG Bancorp......................................    30,191     486,075
      Old Republic International Corp..................   280,714   3,941,225
      Oppenheimer Holdings, Inc. Class A...............     3,097      61,166
  *   Pacific Mercantile Bancorp.......................    16,236     111,217
      PacWest Bancorp..................................     1,076      46,004
      Park Sterling Corp...............................     3,253      21,795
      PartnerRe, Ltd...................................    52,224   5,974,426
  #   People's United Financial, Inc...................    68,700     966,609
      Peoples Bancorp of North Carolina, Inc...........       250       4,508
  #   Peoples Bancorp, Inc.............................    15,923     363,841
  #*  PHH Corp.........................................    91,804   2,289,592
  #*  Phoenix Cos., Inc. (The).........................     2,631     163,201
  #   Pinnacle Financial Partners, Inc.................    23,924     859,829
  *   Piper Jaffray Cos................................       312      15,928
      Platinum Underwriters Holdings, Ltd..............    21,715   1,603,218
      PNC Financial Services Group, Inc. (The).........    74,305   6,281,745
  *   Popular, Inc.....................................    56,536   1,743,005
  #*  PRA Group, Inc...................................    28,203   1,396,613

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
      Premier Financial Bancorp, Inc...................     4,434 $    65,756
      Principal Financial Group, Inc...................   217,722  10,217,693
      Protective Life Corp.............................    98,037   6,857,688
      Provident Financial Holdings, Inc................       544       8,443
      Provident Financial Services, Inc................    21,059     365,584
      Prudential Financial, Inc........................   497,625  37,759,785
      Pulaski Financial Corp...........................     4,550      54,145
  #   Radian Group, Inc................................   161,945   2,552,253
      Regions Financial Corp........................... 1,302,555  11,332,228
      Reinsurance Group of America, Inc................   169,166  14,008,636
      RenaissanceRe Holdings, Ltd......................     2,440     233,337
  #   Renasant Corp....................................    42,102   1,101,388
  *   Republic First Bancorp, Inc......................     2,174       7,457
  #   Resource America, Inc. Class A...................    21,051     185,038
  *   Riverview Bancorp, Inc...........................     1,682       7,401
      Safety Insurance Group, Inc......................    26,197   1,622,904
  #   Sandy Spring Bancorp, Inc........................     9,125     225,661
  *   Select Bancorp, Inc..............................       600       4,302
      Selective Insurance Group, Inc...................    45,200   1,167,064
      SI Financial Group, Inc..........................     5,661      62,328
      South State Corp.................................     8,549     510,461
  *   Southern First Bancshares, Inc...................     1,216      21,280
      Southwest Bancorp, Inc...........................    16,974     259,023
  #   StanCorp Financial Group, Inc....................    15,636     970,057
  #   State Auto Financial Corp........................    15,100     332,200
      State Street Corp................................    12,833     917,688
      Sterling Bancorp.................................    70,552     929,875
      Stewart Information Services Corp................    12,271     439,302
  #*  Stratus Properties, Inc..........................     3,069      41,370
      Suffolk Bancorp..................................       205       4,715
      SunTrust Banks, Inc..............................   395,691  15,202,448
      Susquehanna Bancshares, Inc......................    97,547   1,230,068
      Symetra Financial Corp...........................    20,319     412,679
      Synovus Financial Corp...........................    22,796     587,453
      Timberland Bancorp, Inc..........................     2,500      26,250
      Torchmark Corp...................................     3,500     175,245
      Travelers Cos., Inc. (The).......................   124,945  12,846,845
      Trico Bancshares.................................       854      19,941
      Trustmark Corp...................................     4,194      89,584
  #   Umpqua Holdings Corp.............................    34,932     541,795
  *   Unico American Corp..............................     1,900      22,524
  #   Union Bankshares Corp............................    37,042     740,840
  #   United Bankshares, Inc...........................    12,121     409,811
      United Financial Bancorp, Inc....................     9,193     114,361
      United Fire Group, Inc...........................    38,612   1,078,819
  #*  United Security Bancshares.......................       404       2,085
      Unity Bancorp, Inc...............................     3,636      33,306
      Unum Group.......................................   517,445  16,071,842
  #   Validus Holdings, Ltd............................     8,958     355,185
      Valley National Bancorp..........................       768       6,973
      Voya Financial, Inc..............................     9,303     362,910
  #   Washington Federal, Inc..........................     1,243      24,686
  #   Waterstone Financial, Inc........................     1,426      18,082

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      Wells Fargo & Co.................................    68,870 $  3,575,730
  #   WesBanco, Inc....................................    31,462      949,523
  #   West Bancorporation, Inc.........................    13,957      228,337
      Westfield Financial, Inc.........................    10,811       77,839
      Wintrust Financial Corp..........................    24,224    1,053,017
      WR Berkley Corp..................................     5,305      259,892
  #   XL Group P.L.C...................................   240,766    8,304,019
  #   Zions Bancorporation.............................    53,325    1,277,667
                                                                  ------------
  Total Financials.....................................            940,996,885
                                                                  ------------
  Health Care -- (10.5%)
  *   Actavis P.L.C....................................    30,665    8,173,449
  *   Addus HomeCare Corp..............................     2,044       45,336
      Aetna, Inc.......................................   558,462   51,277,981
  #*  Affymetrix, Inc..................................    42,297      466,959
  #*  Albany Molecular Research, Inc...................    34,587      564,806
  *   Alere, Inc.......................................    45,800    1,863,602
  #*  Amedisys, Inc....................................    19,727      555,907
  *   AMN Healthcare Services, Inc.....................     8,600      161,852
  *   Amsurg Corp......................................    30,743    1,696,399
  #   Analogic Corp....................................     2,988      243,612
  #*  AngioDynamics, Inc...............................    14,354      276,243
  #*  Anika Therapeutics, Inc..........................    14,671      574,810
      Anthem, Inc......................................   504,640   68,106,214
  *   Arrhythmia Research Technology, Inc..............     1,200        9,228
  #*  BioScrip, Inc....................................    36,570      210,277
  #*  BioTelemetry, Inc................................     5,328       52,641
  *   Boston Scientific Corp........................... 1,204,199   17,834,187
  *   Cambrex Corp.....................................    43,567      977,208
  #*  Capital Senior Living Corp.......................    54,559    1,302,323
  *   CareFusion Corp..................................   207,163   12,284,766
      Cigna Corp.......................................    42,954    4,588,776
  #*  Community Health Systems, Inc....................   105,314    4,957,130
      CONMED Corp......................................    43,239    2,059,906
  #   Cooper Cos., Inc. (The)..........................    13,956    2,200,163
  *   Cross Country Healthcare, Inc....................     7,595       77,697
      CryoLife, Inc....................................    17,502      197,073
  *   Cumberland Pharmaceuticals, Inc..................    23,319      135,483
  #*  Cutera, Inc......................................    23,864      317,391
  *   Cynosure, Inc. Class A...........................     8,077      244,087
      Digirad Corp.....................................    29,111      120,811
  #*  Emergent Biosolutions, Inc.......................     8,678      243,244
  #*  Enzo Biochem, Inc................................    47,997      151,191
  *   Exactech, Inc....................................     3,390       70,478
  *   Express Scripts Holding Co.......................   501,076   40,441,844
  *   Five Star Quality Care, Inc......................    28,953      100,756
  *   Genesis Healthcare, Inc..........................     9,380       77,854
  *   Gentiva Health Services, Inc.....................    31,640      614,449
  *   Greatbatch, Inc..................................    41,672    2,023,592
  #*  Hanger, Inc......................................    16,897      364,637
  *   Harvard Apparatus Regenerative Technology, Inc...     8,026       26,085
  *   Harvard Bioscience, Inc..........................    32,107      167,277
  *   Health Net, Inc..................................    44,958    2,435,375

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*          Healthways, Inc.............................    46,297 $    954,644
#*          Hologic, Inc................................   305,036    9,262,418
            Humana, Inc.................................   236,814   34,679,042
#*          Impax Laboratories, Inc.....................     4,700      172,349
            Invacare Corp...............................     7,330      107,384
            Kewaunee Scientific Corp....................     1,631       29,260
            Kindred Healthcare, Inc.....................    48,760      900,110
#*          Lannett Co., Inc............................     3,649      173,072
            LeMaitre Vascular, Inc......................     5,100       40,341
*           LHC Group, Inc..............................     1,418       42,143
*           LifePoint Hospitals, Inc....................    82,208    5,363,250
*           Magellan Health, Inc........................    17,899    1,076,088
*           MedAssets, Inc..............................    44,682      827,064
(degrees)*  MedCath Corp................................    29,240           --
*           Merit Medical Systems, Inc..................    13,395      205,345
*           Misonix, Inc................................     4,083       54,590
#*          Molina Healthcare, Inc......................    24,941    1,269,746
#           National Healthcare Corp....................     6,484      408,297
#*          Natus Medical, Inc..........................    15,698      590,245
*           NuVasive, Inc...............................     2,045       94,724
            Omnicare, Inc...............................   197,388   14,800,152
*           Omnicell, Inc...............................    35,405    1,126,941
            PerkinElmer, Inc............................    76,500    3,496,815
            Pfizer, Inc................................. 4,178,729  130,585,281
*           PharMerica Corp.............................    33,305      766,348
#*          Prestige Brands Holdings, Inc...............   111,489    3,819,613
#*          Repligen Corp...............................    21,271      516,673
*           RTI Surgical, Inc...........................    73,086      325,964
#*          Sciclone Pharmaceuticals, Inc...............    13,028       96,147
            Select Medical Holdings Corp................    42,204      570,598
*           SunLink Health Systems, Inc.................     1,750        2,424
#*          SurModics, Inc..............................     5,593      128,192
#*          Symmetry Surgical, Inc......................    19,262      138,686
#           Teleflex, Inc...............................    37,223    4,078,152
            Thermo Fisher Scientific, Inc...............   499,520   62,544,899
*           Triple-S Management Corp. Class B...........    20,684      498,071
            UnitedHealth Group, Inc.....................    89,716    9,532,325
*           Universal American Corp.....................    84,328      761,482
*           VCA, Inc....................................    69,140    3,602,194
#*          WellCare Health Plans, Inc..................    18,375    1,338,619
*           Wright Medical Group, Inc...................    32,357      789,834
            Zoetis, Inc.................................   805,208   34,406,538
                                                                   ------------
Total Health Care.......................................            558,469,159
                                                                   ------------
Industrials -- (13.8%)
            AAR Corp....................................    32,906      943,086
            ABM Industries, Inc.........................    64,500    1,862,115
            Aceto Corp..................................    31,686      614,708
            Acme United Corp............................     1,030       19,570
            Actuant Corp. Class A.......................    44,986    1,039,626
#*          Adept Technology, Inc.......................    20,476      190,427
#           ADT Corp. (The).............................   197,193    6,783,439
*           AECOM.......................................    55,835    1,419,326

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Industrials -- (Continued)
  *   Aegion Corp......................................    83,805 $ 1,283,893
  #*  Aerovironment, Inc...............................    35,065     897,313
  #   AGCO Corp........................................    58,973   2,555,890
  *   Air Transport Services Group, Inc................     6,308      52,546
      Alamo Group, Inc.................................    22,751   1,024,933
      Alaska Air Group, Inc............................   105,252   7,143,453
      Albany International Corp. Class A...............    20,551     701,406
      Allegion P.L.C...................................    71,036   3,836,654
  #   Alliant Techsystems, Inc.........................    38,805   5,056,680
  *   AMERCO...........................................    29,431   8,420,503
  #*  Ameresco, Inc. Class A...........................       981       5,719
  #   American Railcar Industries, Inc.................    20,003   1,004,151
      Apogee Enterprises, Inc..........................    36,374   1,573,539
      ArcBest Corp.....................................    12,135     452,150
  #   Argan, Inc.......................................        21         639
  #   Astec Industries, Inc............................    22,925     815,213
  #*  Atlas Air Worldwide Holdings, Inc................    36,746   1,660,919
  *   Avis Budget Group, Inc...........................    94,608   5,421,984
  #   Baltic Trading, Ltd..............................        40          65
      Barnes Group, Inc................................    36,400   1,250,340
  #   Barrett Business Services, Inc...................    12,955     397,071
  *   BlueLinx Holdings, Inc...........................    17,052      17,734
      Brady Corp. Class A..............................    38,500   1,007,545
  #   Briggs & Stratton Corp...........................    41,033     755,418
  #*  Builders FirstSource, Inc........................    12,182      72,117
  #*  CAI International, Inc...........................    17,082     358,210
  *   Casella Waste Systems, Inc. Class A..............     5,201      19,816
  #*  CBIZ, Inc........................................    38,149     315,874
      CDI Corp.........................................    39,837     676,831
      Ceco Environmental Corp..........................     3,773      51,766
      Celadon Group, Inc...............................    24,642     587,219
  #   Chicago Rivet & Machine Co.......................       700      21,364
      CIRCOR International, Inc........................    10,019     494,838
      Columbus McKinnon Corp...........................    17,542     439,427
      Comfort Systems USA, Inc.........................    44,560     741,924
      Compx International, Inc.........................       500       5,395
      Courier Corp.....................................     8,245     193,510
  #   Covanta Holding Corp.............................    94,292   1,927,328
  *   Covenant Transportation Group, Inc. Class A......     7,080     200,364
  *   CPI Aerostructures, Inc..........................     4,626      54,355
  *   CRA International, Inc...........................     7,613     224,812
      CSX Corp......................................... 1,242,950  41,390,235
      Curtiss-Wright Corp..............................    46,353   3,083,865
  #*  DigitalGlobe, Inc................................    21,971     590,800
      Douglas Dynamics, Inc............................    30,234     610,424
  *   Ducommun, Inc....................................    16,645     432,271
  *   Dycom Industries, Inc............................    39,867   1,228,302
      Dynamic Materials Corp...........................     1,436      20,334
      Eastern Co. (The)................................    10,193     192,852
      Eaton Corp. P.L.C................................    90,345   5,699,866
      EMCOR Group, Inc.................................    50,540   2,039,794
      Encore Wire Corp.................................    19,966     611,559
  #*  Energy Recovery, Inc.............................     1,783       5,884

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Industrials -- (Continued)
      EnerSys..........................................    43,239 $  2,524,293
  #*  Engility Holdings, Inc...........................     7,988      318,721
      Ennis, Inc.......................................    48,483      646,763
  *   EnPro Industries, Inc............................    17,635    1,046,285
      ESCO Technologies, Inc...........................    17,601      633,988
      Espey Manufacturing & Electronics Corp...........     1,671       44,800
  #*  Esterline Technologies Corp......................    44,968    5,040,463
      Exelis, Inc......................................    73,253    1,253,359
      Federal Signal Corp..............................    65,358      998,017
      FedEx Corp.......................................   142,324   24,068,412
      Fortune Brands Home & Security, Inc..............   149,626    6,701,749
  *   Franklin Covey Co................................     3,046       55,041
  #   FreightCar America, Inc..........................     9,404      219,489
  #*  FTI Consulting, Inc..............................    25,736    1,046,683
  *   Furmanite Corp...................................    31,044      227,553
      G&K Services, Inc. Class A.......................    29,714    2,082,951
  #   GATX Corp........................................    65,445    3,740,182
  #*  Gencor Industries, Inc...........................     8,766       80,209
      General Dynamics Corp............................    28,674    3,819,664
      General Electric Co.............................. 5,255,051  125,543,168
  #*  Genesee & Wyoming, Inc. Class A..................     1,200       98,940
  #*  Gibraltar Industries, Inc........................    24,203      366,433
  *   GP Strategies Corp...............................    18,583      620,301
  #   Granite Construction, Inc........................    27,179      926,260
  #*  Great Lakes Dredge & Dock Corp...................    69,820      542,501
  #   Greenbrier Cos., Inc. (The)......................    22,451    1,165,880
  #   Griffon Corp.....................................    67,323      988,975
      H&E Equipment Services, Inc......................    59,629    1,045,893
  #   Harsco Corp......................................    35,912      530,061
  *   Hawaiian Holdings, Inc...........................    18,070      351,281
      Heidrick & Struggles International, Inc..........    18,234      404,065
  *   Hertz Global Holdings, Inc.......................   278,411    5,712,994
  #*  Hill International, Inc..........................    27,154      103,728
      Huntington Ingalls Industries, Inc...............    47,666    5,557,856
      Hurco Cos., Inc..................................     7,910      277,483
  *   Huron Consulting Group, Inc......................     4,001      300,955
      Hyster-Yale Materials Handling, Inc..............    12,246      767,212
  *   ICF International, Inc...........................    31,660    1,182,818
      Ingersoll-Rand P.L.C.............................   213,109   14,150,438
      Insteel Industries, Inc..........................    17,578      358,943
  #   International Shipholding Corp...................     7,348      123,152
  #*  JetBlue Airways Corp.............................   324,893    5,454,953
      Kadant, Inc......................................     5,786      229,936
      KAR Auction Services, Inc........................    18,100      617,391
      KBR, Inc.........................................     3,600       59,508
      Kennametal, Inc..................................     1,000       31,420
  *   Key Technology, Inc..............................     3,199       40,947
  #   Kimball International, Inc. Class B..............    31,258      271,007
  *   Korn/Ferry International.........................    33,148      944,718
  #*  Kratos Defense & Security Solutions, Inc.........     2,711       13,175
      L-3 Communications Holdings, Inc.................   100,470   12,369,866
  *   Lawson Products, Inc.............................     8,847      217,636
      LB Foster Co. Class A............................     6,682      316,794

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Industrials -- (Continued)
   #*  LMI Aerospace, Inc...............................  13,807 $   196,059
       LS Starrett Co. (The) Class A....................   4,097      88,372
       LSI Industries, Inc..............................  27,715     203,428
   *   Lydall, Inc......................................  14,605     402,368
       Manpowergroup, Inc...............................  22,886   1,667,932
   #   Marten Transport, Ltd............................  47,782     977,142
       Matson, Inc......................................  62,316   2,165,481
       Matthews International Corp. Class A.............  12,387     573,890
       McGrath RentCorp.................................  17,552     533,230
   *   Mfri, Inc........................................   8,900      49,662
   #   Miller Industries, Inc...........................  20,099     406,000
   #   Mobile Mini, Inc.................................  54,461   1,976,934
   *   Moog, Inc. Class A...............................  35,339   2,484,332
       Mueller Industries, Inc..........................  30,912     970,328
       Mueller Water Products, Inc. Class A............. 185,957   1,902,340
       Multi-Color Corp.................................     308      17,932
   *   MYR Group, Inc...................................  19,582     490,137
   #   National Presto Industries, Inc..................     571      35,973
   *   Navigant Consulting, Inc.........................  12,297     177,446
       Nielsen NV.......................................  16,256     708,111
   #   NL Industries, Inc...............................  50,651     355,064
       NN, Inc..........................................  18,396     424,028
       Norfolk Southern Corp............................ 545,229  55,597,001
       Northrop Grumman Corp............................ 337,038  52,898,114
   #*  Northwest Pipe Co................................   6,690     160,092
   #*  NOW, Inc.........................................  62,737   1,565,288
   *   On Assignment, Inc...............................  53,951   1,895,299
   *   Orbital Sciences Corp............................  39,656   1,113,937
   #*  Orion Energy Systems, Inc........................   1,043       4,725
   #   Oshkosh Corp.....................................  14,466     619,868
       Owens Corning.................................... 149,300   5,979,465
   *   PAM Transportation Services, Inc.................  19,428   1,124,881
       Pentair P.L.C.................................... 117,934   7,289,501
   #   Powell Industries, Inc...........................   7,529     293,706
   #*  PowerSecure International, Inc...................  19,459     182,915
       Precision Castparts Corp.........................   6,312   1,263,031
   #   Providence and Worcester Railroad Co.............     850      15,682
       Quad/Graphics, Inc...............................   2,390      47,896
   #   Quanex Building Products Corp....................  21,431     403,546
   *   Quanta Services, Inc............................. 168,307   4,456,769
       Raytheon Co......................................  96,954   9,700,248
       RCM Technologies, Inc............................  20,293     120,135
       Regal-Beloit Corp................................  16,070   1,106,419
   *   Republic Airways Holdings, Inc...................  48,736     670,607
       Republic Services, Inc........................... 429,755  17,052,678
       Resources Connection, Inc........................  25,955     433,448
   *   Roadrunner Transportation Systems, Inc...........     879      17,861
   #*  Rush Enterprises, Inc. Class A...................  32,603     912,884
   *   Rush Enterprises, Inc. Class B...................  18,522     502,872
       Ryder System, Inc................................  89,844   7,438,185
   *   Saia, Inc........................................   8,925     375,832
   #   SIFCO Industries, Inc............................   6,623     192,001
       SkyWest, Inc.....................................  38,506     483,250

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Industrials -- (Continued)
   *   SL Industries, Inc...............................     300 $     12,825
       Southwest Airlines Co............................ 645,761   29,175,482
   #*  Sparton Corp.....................................   9,132      214,419
       SPX Corp.........................................  12,803    1,069,947
       Standex International Corp.......................  22,341    1,565,881
       Stanley Black & Decker, Inc...................... 154,919   14,508,164
       Steelcase, Inc. Class A..........................  55,469      936,317
       Supreme Industries, Inc. Class A.................   1,433       11,048
   #   TAL International Group, Inc.....................  24,053      977,754
   #   Terex Corp.......................................  27,578      619,953
       Tetra Tech, Inc..................................  45,222    1,041,463
   #*  Titan Machinery, Inc.............................   2,883       40,737
   *   TRC Cos., Inc....................................  28,708      198,372
   #   Trinity Industries, Inc.......................... 183,814    4,865,557
       Triumph Group, Inc...............................  57,456    3,278,439
   *   Tutor Perini Corp................................  33,844      734,753
       Twin Disc, Inc...................................     900       14,490
       Tyco International P.L.C......................... 240,619    9,819,661
   *   Ultralife Corp...................................   3,309       11,085
       UniFirst Corp....................................  18,705    2,172,212
       Union Pacific Corp............................... 888,128  104,097,483
   #   United Stationers, Inc...........................  24,021      968,286
       Universal Forest Products, Inc...................  31,800    1,591,908
   #*  USA Truck, Inc...................................  15,105      419,919
   *   Vectrus, Inc.....................................   4,069      113,281
   #*  Veritiv Corp.....................................   9,437      480,060
   *   Versar, Inc......................................   5,526       16,854
       Viad Corp........................................  27,114      731,536
   *   Virco Manufacturing Corp.........................  12,601       30,242
       VSE Corp.........................................     305       22,073
       Waste Connections, Inc...........................   2,800      121,016
       Watts Water Technologies, Inc. Class A...........  53,615    3,143,447
   #   Werner Enterprises, Inc..........................  34,105      973,016
   #*  Wesco Aircraft Holdings, Inc.....................   6,228       81,213
   #*  WESCO International, Inc.........................  11,687      780,224
   *   Willdan Group, Inc...............................   1,000       13,990
   *   Willis Lease Finance Corp........................   6,713      138,691
   #*  XPO Logistics, Inc...............................  12,216      449,427
                                                                 ------------
   Total Industrials....................................          732,900,251
                                                                 ------------
   Information Technology -- (6.9%)
       Activision Blizzard, Inc......................... 982,162   20,522,275
   *   Actua Corp.......................................   1,184       19,062
   *   Acxiom Corp......................................   7,769      141,396
   *   Advanced Energy Industries, Inc..................  47,985    1,151,640
   #*  Agilysys, Inc....................................  16,899      175,412
   *   Alpha & Omega Semiconductor, Ltd.................     419        3,675
   *   Amtech Systems, Inc..............................   5,669       46,316
   #*  ANADIGICS, Inc...................................  33,721       36,419
   *   AOL, Inc......................................... 105,592    4,566,854
   *   ARRIS Group, Inc................................. 140,787    3,691,435
   *   Arrow Electronics, Inc........................... 182,170   10,026,637
       Astro-Med, Inc...................................   6,285       91,981

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
      Avnet, Inc.......................................   139,400 $ 5,801,828
      AVX Corp.........................................   172,540   2,230,942
      Aware, Inc.......................................    14,326      69,911
  *   Axcelis Technologies, Inc........................       700       1,680
  *   AXT, Inc.........................................    20,506      57,007
      Bel Fuse, Inc. Class A...........................     4,174      86,402
      Bel Fuse, Inc. Class B...........................    18,286     430,087
  *   Benchmark Electronics, Inc.......................    93,903   2,275,270
      Black Box Corp...................................    26,448     555,672
  *   Blackhawk Network Holdings, Inc. Class B.........    25,926     858,410
  #*  Blucora, Inc.....................................    81,156   1,097,229
      Brocade Communications Systems, Inc..............   461,513   5,132,025
      Brooks Automation, Inc...........................    50,847     656,435
  *   Bsquare Corp.....................................     4,065      18,008
  *   BTU International, Inc...........................     1,600       4,208
  *   CACI International, Inc. Class A.................    24,830   2,100,370
  *   Calix, Inc.......................................    16,027     153,859
  *   Cascade Microtech, Inc...........................    24,071     323,996
  *   Checkpoint Systems, Inc..........................    27,235     352,966
  #*  Ciber, Inc.......................................    34,165     110,353
      Cisco Systems, Inc...............................   323,780   8,536,460
      Cohu, Inc........................................    40,815     462,434
      Communications Systems, Inc......................    12,612     129,273
      Computer Sciences Corp...........................   205,559  12,473,320
      Comtech Telecommunications Corp..................    15,569     514,400
  #   Concurrent Computer Corp.........................    13,740      86,562
  #   Convergys Corp...................................   197,364   3,781,494
  *   CoreLogic, Inc...................................    96,545   3,205,294
      Corning, Inc..................................... 1,201,485  28,559,298
  #*  Cray, Inc........................................    12,866     418,016
      CSP, Inc.........................................     2,414      17,091
      CTS Corp.........................................    66,936   1,070,976
  #*  CyberOptics Corp.................................     9,134      99,652
  *   Datalink Corp....................................     1,412      16,040
  *   Digi International, Inc..........................    27,638     263,943
  #*  Digital River, Inc...............................    18,905     482,645
  *   Diodes, Inc......................................     4,709     124,459
  *   DSP Group, Inc...................................    46,713     513,376
  #   EarthLink Holdings Corp..........................    83,735     353,362
  *   EchoStar Corp. Class A...........................    23,551   1,228,656
  *   Edgewater Technology, Inc........................    13,603      95,901
      Electro Rent Corp................................    40,561     522,831
      Electro Scientific Industries, Inc...............     6,085      38,153
  *   Electronics for Imaging, Inc.....................    58,110   2,245,951
  *   Emcore Corp......................................       744       3,846
  #*  EnerNOC, Inc.....................................    13,197     227,252
  *   Entegris, Inc....................................       300       3,900
  #   EPIQ Systems, Inc................................    23,453     409,255
  *   ePlus, Inc.......................................     8,745     589,763
  *   Euronet Worldwide, Inc...........................    23,278   1,056,588
  #*  Exar Corp........................................    51,341     463,096
  #*  Fabrinet.........................................     4,055      66,218
  *   Fairchild Semiconductor International, Inc.......   118,008   1,811,423

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
       Fidelity National Information Services, Inc...... 151,857 $ 9,480,432
   #*  Finisar Corp.....................................  61,526   1,116,082
   #*  First Solar, Inc.................................  28,266   1,196,217
   *   FormFactor, Inc..................................  30,568     230,788
   *   Frequency Electronics, Inc.......................  16,953     193,349
   #*  GSE Systems, Inc.................................  17,638      29,279
   #*  GSI Technology, Inc..............................   5,863      29,667
       Hackett Group, Inc. (The)........................  53,321     404,173
   *   Harmonic, Inc....................................  22,962     175,659
       Hewlett-Packard Co............................... 810,974  29,300,491
   #*  Hutchinson Technology, Inc.......................  22,425      78,263
       IAC/InterActiveCorp.............................. 125,298   7,636,913
   *   ID Systems, Inc..................................  17,291     113,948
   *   Identiv, Inc.....................................   1,017      12,824
   *   Ingram Micro, Inc. Class A....................... 277,679   6,991,957
   *   Insight Enterprises, Inc.........................  42,100     996,507
   *   Integrated Device Technology, Inc................ 177,893   3,253,663
       Integrated Silicon Solution, Inc.................  42,178     678,222
       Intel Corp....................................... 176,618   5,835,459
   #*  Internap Corp....................................  32,386     272,690
   *   Interphase Corp..................................   2,999       6,178
       Intersil Corp. Class A........................... 119,798   1,714,309
   #*  Intevac, Inc.....................................   4,144      26,936
   *   IntriCon Corp....................................   2,835      20,979
   #*  Itron, Inc.......................................  33,397   1,242,702
       IXYS Corp........................................   3,055      34,521
       Juniper Networks, Inc............................ 212,100   4,821,033
   *   Key Tronic Corp..................................  17,623     162,484
   *   Kimball Electronics, Inc.........................  23,443     238,650
   *   Kulicke & Soffa Industries, Inc..................  71,688   1,087,507
   *   KVH Industries, Inc..............................  35,149     425,303
   *   Lattice Semiconductor Corp....................... 108,469     773,384
       Leidos Holdings, Inc.............................  10,850     449,190
   #   Lexmark International, Inc. Class A..............  35,849   1,430,734
   *   Limelight Networks, Inc..........................  18,463      49,112
       ManTech International Corp. Class A..............   2,048      66,621
       Marvell Technology Group, Ltd.................... 166,418   2,577,815
   #*  Maxwell Technologies, Inc........................   2,521      20,067
       Mentor Graphics Corp.............................  35,620     819,616
   *   Mercury Systems, Inc.............................   2,055      32,428
       Methode Electronics, Inc.........................  79,272   2,867,268
   #*  Micron Technology, Inc........................... 758,908  22,209,443
       MKS Instruments, Inc.............................  61,200   2,142,612
       MOCON, Inc.......................................     700      12,145
   #*  ModusLink Global Solutions, Inc..................  68,955     248,928
   *   NCI, Inc. Class A................................     686       8,451
   *   NETGEAR, Inc.....................................     428      14,454
   *   Newport Corp.....................................  64,756   1,199,281
   #*  Novatel Wireless, Inc............................  22,113     116,757
   *   OmniVision Technologies, Inc.....................  37,132   1,004,049
       Optical Cable Corp...............................  10,793      56,232
   *   PAR Technology Corp..............................  15,130      86,846
       Park Electrochemical Corp........................   1,642      35,648

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
    Information Technology -- (Continued)
        PC Connection, Inc...............................  39,267 $  932,591
        PC-Tel, Inc......................................  33,870    284,169
    *   PCM, Inc.........................................  10,471     99,474
        Perceptron, Inc..................................   8,428     90,264
    *   Pericom Semiconductor Corp.......................  37,284    544,719
    #*  Photronics, Inc..................................  79,712    669,581
    *   Planar Systems, Inc..............................   3,449     25,247
    *   Plexus Corp......................................  10,626    402,619
    *   PMC-Sierra, Inc.................................. 102,988    910,414
    *   Polycom, Inc.....................................  36,977    491,794
    *   Qorvo, Inc.......................................  24,909  1,840,028
    *   Qualstar Corp....................................   3,300      4,686
    *   Qumu Corp........................................     800     11,360
    #*  Rambus, Inc......................................   1,069     12,026
    *   RealNetworks, Inc................................  17,952    126,203
        Reis, Inc........................................  13,511    303,997
    #   RF Industries, Ltd...............................   2,823     12,675
        Richardson Electronics, Ltd......................  24,525    229,799
    *   Rofin-Sinar Technologies, Inc....................   4,978    134,008
    *   Rogers Corp......................................   7,543    557,126
    *   Rovi Corp........................................  19,000    439,090
    *   Rudolph Technologies, Inc........................  16,097    161,453
        SanDisk Corp.....................................  13,097    994,193
    *   Sanmina Corp.....................................  39,846    843,938
    *   ScanSource, Inc..................................  14,745    508,408
        Science Applications International Corp..........   6,199    302,387
    *   Seachange International, Inc.....................   8,687     61,330
    *   ShoreTel, Inc....................................   3,200     22,656
    *   Sonus Networks, Inc..............................   6,622    126,348
    *   Spansion, Inc. Class A...........................  21,173    750,795
    #*  Speed Commerce, Inc..............................     336        800
        SS&C Technologies Holdings, Inc..................  25,793  1,427,127
    #*  StarTek, Inc.....................................  24,613    232,101
    #*  SunEdison, Inc................................... 154,224  2,888,615
    #*  SunPower Corp....................................  18,322    441,927
    *   Super Micro Computer, Inc........................   5,886    215,251
    *   support.com, Inc.................................  15,100     29,596
    *   Sykes Enterprises, Inc...........................  20,292    456,976
    #   SYNNEX Corp......................................  55,900  4,147,221
    #*  Tech Data Corp...................................  82,952  4,736,559
    *   TeleCommunication Systems, Inc. Class A..........  42,347    119,842
    *   Telenav, Inc.....................................   9,865     63,925
        Teradyne, Inc....................................  26,789    484,881
    #   Tessco Technologies, Inc.........................   8,689    196,806
        Tessera Technologies, Inc........................  48,635  1,803,386
        TheStreet, Inc...................................  35,273     73,368
    #*  TTM Technologies, Inc............................  47,210    328,109
    *   United Online, Inc...............................  17,780    234,696
    #*  Veeco Instruments, Inc...........................  15,978    466,078
    *   Viasystems Group, Inc............................  11,376    182,130
    *   Virtusa Corp.....................................  30,064  1,126,197
    #   Vishay Intertechnology, Inc...................... 228,349  3,110,113
    *   Vishay Precision Group, Inc......................  24,277    403,969

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  *   Westell Technologies, Inc. Class A...............     1,704 $      2,130
      Western Digital Corp.............................   212,781   20,688,697
  *   Xcerra Corp......................................    20,165      154,867
      Xerox Corp....................................... 1,188,277   15,649,608
  *   XO Group, Inc....................................     6,284      103,309
  *   Yahoo!, Inc...................................... 1,048,770   46,135,392
                                                                  ------------
  Total Information Technology.........................            364,486,008
                                                                  ------------
  Materials -- (2.8%)
      A Schulman, Inc..................................    32,960    1,148,656
      Alcoa, Inc.......................................   888,828   13,910,158
  #   Allegheny Technologies, Inc......................    22,777      649,828
  #*  AM Castle & Co...................................    24,982      151,141
  #   Ampco-Pittsburgh Corp............................     4,007       72,927
      Ashland, Inc.....................................   112,560   13,340,611
      Axiall Corp......................................    26,423    1,169,218
      Bemis Co., Inc...................................    24,092    1,067,276
      Cabot Corp.......................................    46,280    1,962,735
  *   Century Aluminum Co..............................    15,822      365,646
  *   Chemtura Corp....................................    49,368    1,075,729
  *   Clearwater Paper Corp............................    16,822    1,245,165
  #   Cliffs Natural Resources, Inc....................    16,686      107,124
      Commercial Metals Co.............................    85,208    1,143,491
  *   Core Molding Technologies, Inc...................    11,847      171,782
      Cytec Industries, Inc............................   129,400    6,209,906
      Domtar Corp......................................     8,107      310,498
      Dow Chemical Co. (The)...........................    14,000      632,240
  *   Ferro Corp.......................................    42,247      470,209
      Freeport-McMoRan, Inc............................   327,519    5,505,594
      Friedman Industries, Inc.........................    13,926       87,177
      FutureFuel Corp..................................     6,104       67,083
  *   Graphic Packaging Holding Co.....................   154,000    2,229,920
      Greif, Inc. Class A..............................     4,885      186,607
  *   Headwaters, Inc..................................    23,663      333,175
  *   Horsehead Holding Corp...........................    49,015      658,762
  #   Huntsman Corp....................................    50,242    1,103,314
      International Paper Co...........................   493,615   25,993,766
  #   Kaiser Aluminum Corp.............................    27,181    1,883,915
      KapStone Paper and Packaging Corp................    80,984    2,418,992
  *   Kraton Performance Polymers, Inc.................     5,435      105,113
  #*  Louisiana-Pacific Corp...........................   173,457    2,839,491
      LyondellBasell Industries NV Class A.............    71,793    5,678,108
      Martin Marietta Materials, Inc...................    23,633    2,546,220
      Materion Corp....................................    18,497      609,476
      MeadWestvaco Corp................................   188,451    9,475,316
  *   Mercer International, Inc........................    21,725      275,473
      Minerals Technologies, Inc.......................    34,280    2,239,512
      Mosaic Co. (The).................................    17,274      841,071
  #   Myers Industries, Inc............................    64,720    1,077,588
      Neenah Paper, Inc................................     7,684      440,908
      Newmont Mining Corp..............................    32,446      816,017
  *   Northern Technologies International Corp.........     3,035       62,020
  #   Nucor Corp.......................................    83,945    3,664,199

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#            Olin Corp..................................    62,261 $  1,560,883
#            Olympic Steel, Inc.........................     9,986      136,908
             OM Group, Inc..............................    42,299    1,184,372
*            Penford Corp...............................    21,864      411,481
             PH Glatfelter Co...........................    50,600    1,157,222
#            PolyOne Corp...............................     8,983      319,705
             Reliance Steel & Aluminum Co...............    93,801    4,912,358
*            Resolute Forest Products, Inc..............     1,817       30,889
             Rock-Tenn Co. Class A......................    53,600    3,478,640
*            RTI International Metals, Inc..............    37,587      838,190
#            Schnitzer Steel Industries, Inc. Class A...       400        6,752
             Sensient Technologies Corp.................    38,101    2,324,161
             Steel Dynamics, Inc........................    94,919    1,617,420
#*           Stillwater Mining Co.......................    55,630      760,462
             SunCoke Energy, Inc........................    62,210      939,371
#            Synalloy Corp..............................     5,144       85,905
             Tredegar Corp..............................    40,177      859,386
             Tronox, Ltd. Class A.......................     1,600       33,824
#*           Universal Stainless & Alloy Products, Inc..     6,269      139,736
             Vulcan Materials Co........................    58,246    4,106,926
#            Wausau Paper Corp..........................    13,070      132,791
             Westlake Chemical Corp.....................   158,152    9,063,691
             Worthington Industries, Inc................    47,320    1,416,288
                                                                   ------------
Total Materials.........................................            151,860,518
                                                                   ------------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......    47,409           --
(degrees)*   Petrocorp, Inc. Escrow Shares..............       900           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (4.0%)
#            AT&T, Inc.................................. 4,319,648  142,202,812
             Atlantic Tele-Network, Inc.................        84        5,580
             CenturyLink, Inc...........................   510,163   18,962,759
#            Frontier Communications Corp...............   696,949    4,680,013
#*           General Communication, Inc. Class A........    45,867      673,328
#*           Iridium Communications, Inc................    14,800      125,948
             Lumos Networks Corp........................       500        8,015
#*           ORBCOMM, Inc...............................    44,499      247,414
*            Premiere Global Services, Inc..............     2,000       17,680
#            Shenandoah Telecommunications Co...........    56,354    1,674,277
             Spok Holdings, Inc.........................    12,522      214,377
#*           Sprint Corp................................   824,326    3,544,602
*            T-Mobile US, Inc...........................   113,786    3,434,061
             Telephone & Data Systems, Inc..............   154,629    3,595,124
#*           United States Cellular Corp................    33,568    1,167,831
             Verizon Communications, Inc................   644,888   29,477,830
*            Vonage Holdings Corp.......................    85,934      360,923
                                                                   ------------
Total Telecommunication Services........................            210,392,574
                                                                   ------------
Utilities -- (0.3%)
*            Calpine Corp...............................    62,921    1,313,790

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#            Consolidated Water Co., Ltd.............      6,656 $       72,218
             NRG Energy, Inc.........................    367,799      9,069,923
#            Ormat Technologies, Inc.................     20,134        538,585
             SJW Corp................................      6,569        221,835
             UGI Corp................................     78,988      2,921,766
                                                                 --------------
Total Utilities......................................                14,138,117
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,032,233,446
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............      8,393         21,151
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16..............................      8,220             --
(degrees)*   Safeway Casa Ley Contingent Value Rights    157,807        160,158
(degrees)*   Safeway PDC, LLC Contingent Value Rights    157,807          7,701
(degrees)*   Sears Holdings Corporation Rights.......          1             --
(degrees)*   Southern Community Financial Corp.
               Contingent Value Rights...............     29,890         27,669
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   216,679
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid
               Reserves, 0.089%...................... 17,737,430     17,737,430
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@ DFA Short Term Investment Fund.................. 22,408,266    259,263,632
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,115,949,310)^^............................            $5,309,451,187
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  917,929,612           --   --    $  917,929,612
   Consumer Staples...........    391,428,162           --   --       391,428,162
   Energy.....................    749,632,160           --   --       749,632,160
   Financials.................    940,996,885           --   --       940,996,885
   Health Care................    558,469,159           --   --       558,469,159
   Industrials................    732,900,251           --   --       732,900,251
   Information Technology.....    364,486,008           --   --       364,486,008
   Materials..................    151,860,518           --   --       151,860,518
   Other......................             --           --   --                --
   Telecommunication Services.    210,392,574           --   --       210,392,574
   Utilities..................     14,138,117           --   --        14,138,117
Rights/Warrants...............             -- $    216,679   --           216,679
Temporary Cash Investments....     17,737,430           --   --        17,737,430
Securities Lending Collateral.             --  259,263,632   --       259,263,632
                               -------------- ------------   --    --------------
TOTAL......................... $5,049,970,876 $259,480,311   --    $5,309,451,187
                               ============== ============   ==    ==============

--------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
January 31, 2015 (Unaudited)
--------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                Rate Maturity Face Amount $ Fair Value $
--------------------                               ----- -------- ------------- ------------
CORPORATE BONDS - 1.1%
(r)General Electric Capital Corp.                  1.09% 05/28/15  100,000,000  100,261,500
(r)General Electric Capital Corp.                  0.45% 01/08/16   12,755,000   12,772,347
(r)Toyota Motor Credit Corp.                       0.39% 03/10/15    9,164,000    9,165,338
(r)Toyota Motor Credit Corp.                       0.25% 10/29/15  100,000,000   99,979,700
(r)Toyota Motor Credit Corp.                       0.30% 12/09/15   11,000,000   11,002,530
                                                                   -----------  -----------
TOTAL CORPORATE BONDS (Cost $233,221,746)                          232,919,000  233,181,415
                                                                   -----------  -----------
YANKEE BONDS - 2.9%
(r)Bank of Montreal                                0.71% 09/11/15   66,127,000   66,300,120
(r)Commonwealth Bank of Australia                  1.04% 09/18/15  150,000,000  150,725,851
National Australia Bank Ltd.                       3.75% 03/02/15   50,000,000   50,133,650
(r)National Australia Bank Ltd.                    1.36% 08/07/15   70,025,000   70,426,733
(r)Royal Bank of Canada                            0.46% 12/16/15   51,000,000   51,083,028
(r)Toronto Dominion Bank NY                        0.41% 05/01/15  130,527,000  130,584,040
(r)Toronto Dominion Bank NY                        0.43% 11/06/15   50,000,000   50,064,100
(r)Total Capital Canada Ltd.                       0.63% 01/15/16   15,341,000   15,384,476
(r)Westpac Banking Corp.                           1.01% 09/25/15   57,264,000   57,531,423
                                                                   -----------  -----------
TOTAL YANKEE BONDS (Cost $642,295,739)                             640,284,000  642,233,421
                                                                   -----------  -----------
COMMERCIAL PAPER - 49.4%
(y)++ANZ National International Ltd.               0.20% 02/09/15  100,000,000   99,997,570
(y)++ANZ National International Ltd.               0.22% 03/09/15  160,000,000  159,974,608
(y)++ANZ National International Ltd.               0.20% 04/17/15   85,000,000   84,969,944
(y)++ANZ National International Ltd.               0.17% 04/21/15   50,000,000   49,981,215
(y)++ANZ National International Ltd.               0.20% 05/05/15   50,000,000   49,977,085
(y)++Archer-Daniels-Midland                        0.10% 02/23/15  100,000,000   99,990,470
(y)++ASB Finance Ltd. London                       0.21% 02/12/15   50,000,000   49,998,195
(y)++ASB Finance Ltd. London                       0.20% 02/25/15   50,000,000   49,995,810
(y)++ASB Finance Ltd. London                       0.27% 07/21/15   40,000,000   39,946,680
(y)++Australia & New Zealand Banking Group         0.15% 04/16/15   16,100,000   16,094,370
(y)++Australia & New Zealand Banking Group         0.19% 04/23/15   50,000,000   49,980,710
(y)++Bank Nederlandse Gemeenten NV                 0.20% 02/27/15  144,000,000  143,987,285
(y)++Bank Nederlandse Gemeenten NV                 0.18% 03/16/15  100,000,000   99,981,250
(y)++Bank Nederlandse Gemeenten NV                 0.19% 05/18/15  100,000,000   99,939,400
(y)Banque et Caisse d'Epargne de I'Etat            0.16% 02/02/15  115,000,000  114,999,046
(y)Banque et Caisse d'Epargne de I'Etat            0.15% 02/06/15  100,000,000   99,998,060
(y)Banque et Caisse d'Epargne de I'Etat            0.16% 02/24/15  150,000,000  149,988,120
(y)Banque et Caisse d'Epargne de I'Etat            0.15% 02/27/15   50,000,000   49,995,410
(y)Banque et Caisse d'Epargne de I'Etat            0.18% 04/06/15   50,000,000   49,984,965
(y)Banque et Caisse d'Epargne de I'Etat            0.18% 04/07/15  100,000,000   99,969,290
(y)Banque et Caisse d'Epargne de I'Etat            0.21% 05/22/15   75,000,000   74,951,235
(y)Banque et Caisse d'Epargne de I'Etat            0.25% 07/27/15   30,000,000   29,957,427
(y)++Basin Electric Power Cooperative              0.16% 02/17/15   15,000,000   14,998,988
(y)++BNZ International Funding                     0.25% 07/20/15   75,000,000   74,904,525
(y)Caisse des Depots et Consignations              0.13% 02/02/15   50,000,000   49,999,665
(y)++Caisse des Depots et Consignations            0.22% 02/17/15  176,000,000  175,992,519
(y)++Caisse des Depots et Consignations            0.16% 02/26/15  144,000,000  143,989,531
(y)++Caisse des Depots et Consignations            0.20% 03/02/15   45,000,000   44,996,112
(y)++Caisse des Depots et Consignations            0.16% 03/04/15   14,000,000   13,998,691
(y)++Caisse des Depots et Consignations            0.22% 03/09/15  100,000,000   99,988,850
(y)++Caisse des Depots et Consignations            0.20% 04/23/15  125,000,000  124,950,050
(y)Coca-Cola Co.                                   0.12% 02/06/15   35,300,000   35,299,449
(y)++Coca-Cola Co.                                 0.12% 02/09/15   25,000,000   24,999,445
(y)++Coca-Cola Co.                                 0.13% 02/20/15   25,000,000   24,998,833
(y)++Coca-Cola Co.                                 0.20% 02/27/15   65,000,000   64,995,554
(y)++Coca-Cola Co.                                 0.13% 03/18/15   50,000,000   49,993,405
(y)++Coca-Cola Co.                                 0.18% 03/24/15   75,000,000   74,988,405
(y)++Commonwealth Bank of Australia                0.15% 02/09/15   50,000,000   49,999,165
(y)++Commonwealth Bank of Australia                0.15% 03/03/15  100,000,000   99,990,960

                 See Notes to Schedule of Portfolio Holdings.

--------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (continued)
January 31, 2015 (Unaudited)
--------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                Rate Maturity Face Amount $ Fair Value $
--------------------                               ----- -------- ------------- ------------
COMMERCIAL PAPER - 49.4% (CONTINUED)
(y)++Commonwealth Bank of Australia                0.16% 03/05/15   40,000,000   39,996,136
(y)CPPIB Capital, Inc.                             0.14% 02/03/15  100,000,000   99,999,110
(y)CPPIB Capital, Inc.                             0.14% 02/05/15   75,000,000   74,999,003
(y)CPPIB Capital, Inc.                             0.13% 02/06/15   40,000,000   39,999,376
(y)++CPPIB Capital, Inc.                           0.14% 02/10/15   70,000,000   69,998,180
(y)++CPPIB Capital, Inc.                           0.14% 02/11/15   30,000,000   29,999,139
(y)++CPPIB Capital, Inc.                           0.17% 02/13/15   28,000,000   27,999,034
(y)++CPPIB Capital, Inc.                           0.18% 02/17/15   10,000,000    9,999,500
(y)++CPPIB Capital, Inc.                           0.14% 02/19/15   67,500,000   67,496,011
(y)++CPPIB Capital, Inc.                           0.14% 02/24/15   28,000,000   27,997,698
(y)++CPPIB Capital, Inc.                           0.13% 02/25/15   45,000,000   44,996,049
(y)++CPPIB Capital, Inc.                           0.14% 03/03/15   50,000,000   49,993,970
(y)++CPPIB Capital, Inc.                           0.14% 03/04/15   70,000,000   69,991,145
(y)++CPPIB Capital, Inc.                           0.14% 03/09/15   14,200,000   14,197,727
(y)++CPPIB Capital, Inc.                           0.17% 04/13/15   18,000,000   17,993,102
(y)++CPPIB Capital, Inc.                           0.17% 04/24/15   15,000,000   14,993,141
(y)++CPPIB Capital, Inc.                           0.17% 04/28/15   22,000,000   21,989,299
(y)++CPPIB Capital, Inc.                           0.17% 05/06/15   50,000,000   49,973,065
(y)++DBS Bank Ltd.                                 0.21% 02/23/15   70,000,000   69,994,729
(y)++DBS Bank Ltd.                                 0.23% 03/10/15  100,000,000   99,985,700
(y)++DBS Bank Ltd.                                 0.23% 03/25/15   50,000,000   49,988,600
(y)++DBS Bank Ltd.                                 0.18% 04/21/15   72,000,000   71,971,812
(y)European Investment Bank                        0.10% 02/06/15  100,000,000   99,999,030
(y)++Exxon Mobil Corp.                             0.11% 02/12/15  100,000,000   99,996,390
(y)Exxon Mobil Corp.                               0.13% 03/11/15  100,000,000   99,985,220
(y)++Exxon Mobil Corp.                             0.14% 03/23/15  100,000,000   99,978,480
(y)General Electric Capital Corp.                  0.20% 02/05/15   50,000,000   49,999,165
(y)General Electric Capital Corp.                  0.20% 02/12/15  150,000,000  149,994,585
(y)General Electric Capital Corp.                  0.17% 02/18/15  100,000,000   99,994,700
(y)General Electric Capital Corp.                  0.20% 03/09/15  175,000,000  174,981,468
(y)General Electric Capital Corp.                  0.20% 04/27/15  100,000,000   99,964,230
(y)Koch Resources LLC                              0.18% 02/04/15   50,000,000   49,999,305
(y)Kreditanstalt Fur Wiederaufbau                  0.10% 02/03/15  100,000,000   99,998,890
(y)Kreditanstalt Fur Wiederaufbau                  0.10% 02/06/15  100,000,000   99,998,060
(y)++Kreditanstalt Fur Wiederaufbau                0.15% 04/07/15  200,000,000  199,946,899
(y)++Kreditanstalt Fur Wiederaufbau                0.18% 05/21/15  200,000,000  199,903,179
(y)++Kreditanstalt Fur Wiederaufbau                0.17% 05/26/15   75,000,000   74,961,735
(y)++Merck & Co., Inc.                             0.13% 02/12/15  100,000,000   99,998,190
(y)++Merck & Co., Inc.                             0.13% 02/24/15   50,000,000   49,998,125
(y)++National Australia Bank Ltd.                  0.14% 02/19/15  100,000,000   99,995,670
(y)++National Australia Bank Ltd.                  0.17% 04/08/15  100,000,000   99,975,880
(y)++National Australia Bank Ltd.                  0.18% 05/06/15  150,000,000  149,937,600
(y)++National Australia Funding                    0.21% 03/03/15  100,000,000   99,991,850
(y)National Rural Utilities Cooperative Finance
  Corp.                                            0.14% 02/05/15   12,000,000   11,999,740
(y)Nederlandse Waterschaps                         0.15% 02/02/15  210,000,000  209,998,781
(y)++Nederlandse Waterschaps                       0.20% 05/12/15   50,000,000   49,973,085
(y)Nestle Finance International Ltd.               0.17% 02/09/15  100,000,000   99,998,510
(y)Nestle Finance International Ltd.               0.18% 02/20/15  100,000,000   99,996,500
(y)Nestle Finance International Ltd.               0.15% 07/08/15   50,000,000   49,964,005
(y)++Nordea North America, Inc.                    0.14% 02/19/15   47,000,000   46,996,964
(y)++Nordea North America, Inc.                    0.18% 03/03/15   25,000,000   24,996,853
(y)++Nordea North America, Inc.                    0.21% 03/11/15  100,000,000   99,983,740
(y)++Nordea North America, Inc.                    0.23% 03/17/15   50,000,000   49,990,395
(y)++Nordea North America, Inc.                    0.22% 04/27/15  100,000,000   99,959,160
(y)++Nordea North America, Inc.                    0.22% 05/04/15   50,000,000   49,977,500
(y)++Nordea North America, Inc.                    0.23% 05/15/15   10,000,000    9,994,750
(y)++Nordea North America, Inc.                    0.25% 07/22/15  100,000,000   99,884,190
(y)NRW Bank AG                                     0.12% 02/02/15  250,000,000  249,997,299
(y)NRW Bank AG                                     0.12% 02/05/15  100,000,000   99,997,830
(y)++NRW Bank AG                                   0.13% 02/10/15  100,000,000   99,996,030
(y)++NRW Bank AG                                   0.14% 02/25/15  100,000,000   99,989,860

                 See Notes to Schedule of Portfolio Holdings.

-----------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (continued)
January 31, 2015 (Unaudited)
-----------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                Rate Maturity  Face Amount $   Fair Value $
--------------------                               ----- -------- -------------- --------------
COMMERCIAL PAPER - 49.4% (CONTINUED)
(y)Oesterreich Kontrollbank AG                     0.11% 02/13/15     27,000,000     26,998,950
(y)Oesterreich Kontrollbank AG                     0.12% 02/18/15    100,000,000     99,994,350
(y)++Old Line Funding LLC                          0.18% 03/20/15     49,000,000     48,990,131
(y)Oversea-Chinese Banking Corp. Ltd.              0.17% 02/05/15    100,000,000     99,998,000
(y)Oversea-Chinese Banking Corp. Ltd.              0.19% 02/10/15    100,000,000     99,996,180
(y)Oversea-Chinese Banking Corp. Ltd.              0.19% 02/23/15    100,000,000     99,990,910
(y)Oversea-Chinese Banking Corp. Ltd.              0.23% 03/04/15    100,000,000     99,986,000
(y)Oversea-Chinese Banking Corp. Ltd.              0.18% 03/18/15    100,000,000     99,977,410
(y)Oversea-Chinese Banking Corp. Ltd.              0.22% 04/23/15     50,000,000     49,975,485
(y)++Precision Castparts Corp.                     0.11% 02/09/15     45,000,000     44,998,376
(y)Procter & Gamble Co.                            0.10% 02/05/15     72,000,000     71,999,402
(y)++Procter & Gamble Co.                          0.11% 02/27/15    100,000,000     99,995,490
(y)++Procter & Gamble Co.                          0.12% 04/29/15    100,000,000     99,975,530
(y)Province of Ontario                             0.11% 02/06/15    100,000,000     99,998,830
(y)++Province of Quebec                            0.09% 02/13/15     50,000,000     49,998,055
(y)++Scotiabanc, Inc.                              0.12% 02/12/15    100,000,000     99,995,310
(y)++Scotiabanc, Inc.                              0.12% 02/19/15    100,000,000     99,992,330
(y)++Siemens Capital Co. LLC                       0.13% 03/11/15     80,000,000     79,988,176
(y)Standard Chartered Bank PLC                     0.18% 02/02/15    100,000,000     99,999,170
(y)++Standard Chartered Bank PLC                   0.16% 02/17/15    125,000,000    124,993,750
(y)++Standard Chartered Bank PLC                   0.17% 02/20/15     75,000,000     74,995,628
(y)++Standard Chartered Bank PLC                   0.17% 02/24/15     75,000,000     74,994,353
(y)++Standard Chartered Bank PLC                   0.21% 03/11/15     60,800,000     60,791,014
(y)++Standard Chartered Bank PLC                   0.22% 04/21/15     17,000,000     16,992,044
(y)Swedish Export Credit Corp.                     0.17% 02/18/15    100,000,000     99,994,350
(y)Toyota Motor Credit Corp.                       0.21% 02/10/15    140,000,000    139,996,150
(y)Toyota Motor Credit Corp.                       0.15% 02/25/15    100,000,000     99,991,620
(y)Toyota Motor Credit Corp.                       0.16% 03/12/15    100,000,000     99,984,630
(y)Toyota Motor Credit Corp.                       0.17% 04/16/15     75,000,000     74,972,078
(y)Toyota Motor Credit Corp.                       0.17% 04/23/15    140,000,000    139,941,032
(y)++United Overseas Bank                          0.20% 03/13/15      6,000,000      5,999,048
(y)++United Overseas Bank                          0.22% 04/08/15    100,000,000     99,968,830
(y)++United Overseas Bank                          0.22% 04/14/15    100,000,000     99,965,260
(y)++Westpac Securities NZ Ltd.                    0.17% 03/03/15     50,000,000     49,994,680
(y)++Westpac Securities NZ Ltd.                    0.20% 05/01/15     80,000,000     79,967,512
                                                                  -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $10,767,738,600)                     10,769,900,000 10,767,977,725
                                                                  -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 16.9%
Bank of Montreal                                   0.17% 04/22/15    100,000,000    100,002,270
Bank of Montreal                                   0.21% 05/06/15    100,000,000     99,999,970
Bank of Montreal                                   0.20% 05/22/15    100,000,000     99,993,780
Bank of Montreal                                   0.23% 06/10/15    100,000,000     99,996,330
(r)Bank of Montreal                                0.25% 07/14/15     10,000,000      9,999,050
Bank of Nova Scotia                                0.21% 06/15/15    100,000,000     99,999,990
(r)Bank of Nova Scotia Houston                     0.68% 09/11/15      7,700,000      7,717,679
(r)Canadian Imperial Bank of Commerce NY           0.33% 11/13/15      5,000,000      5,001,890
Canadian Imperial Holdings                         0.15% 04/08/15    100,000,000     99,996,220
(y)Canadian Imperial Holdings                      0.19% 04/20/15    100,000,000    100,004,420
Canadian Imperial Holdings                         0.19% 05/07/15    100,000,000    100,002,670
(r)Nordea Bank Finland NY                          0.38% 07/17/15     17,750,000     17,751,101
(r)Nordea Bank Finland NY                          0.34% 11/09/15    148,000,000    148,067,044
(r)Rabobank Nederland NV NY                        0.28% 03/16/15    100,000,000     99,996,200
(r)Rabobank Nederland NV NY                        0.28% 05/06/15     75,000,000     74,996,100
(r)Rabobank Nederland NV NY                        0.29% 06/12/15    100,000,000     99,990,400
(r)Rabobank Nederland NV NY                        0.31% 07/06/15    125,000,000    124,986,750
(r)Rabobank Nederland NV NY                        0.30% 08/12/15     55,000,000     54,993,950
(r)Rabobank Nederland NV NY                        0.27% 09/04/15     50,000,000     49,993,050
(r)Rabobank Nederland NV NY                        0.28% 09/16/15     75,000,000     74,988,675
(r)Rabobank Nederland NV NY                        0.29% 10/09/15     75,000,000     74,986,500
(r)Rabobank Nederland NV NY                        0.39% 10/23/15     44,200,000     44,194,519
(r)Royal Bank of Canada NY                         0.25% 02/20/15    100,000,000     99,998,700
(r)Royal Bank of Canada NY                         0.25% 02/23/15    100,000,000     99,999,000

                 See Notes to Schedule of Portfolio Holdings.

---------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (continued)
January 31, 2015 (Unaudited)
---------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                Rate Maturity Face Amount $  Fair Value $
--------------------                               ----- -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 16.9% (CONTINUED)
(r)Royal Bank of Canada NY                         0.25% 03/27/15    20,000,000    19,999,460
(r)Royal Bank of Canada NY                         0.24% 06/10/15    65,000,000    64,995,255
(r)Royal Bank of Canada NY                         0.24% 06/18/15   100,000,000    99,991,800
(r)Royal Bank of Canada NY                         0.24% 06/26/15   100,000,000    99,994,800
(r)Royal Bank of Canada NY                         0.27% 09/10/15    60,000,000    59,992,620
(r)Royal Bank of Canada NY                         0.55% 10/09/15    29,000,000    28,994,809
(r)Royal Bank of Canada NY                         0.26% 12/03/15    50,000,000    49,991,700
Svenska Handelsbanken NY                           0.19% 02/06/15   100,000,000   100,000,580
Svenska Handelsbanken NY                           0.22% 03/12/15   100,000,000   100,004,540
Svenska Handelsbanken NY                           0.22% 04/21/15   100,000,000   100,003,350
Svenska Handelsbanken NY                           0.22% 06/01/15   100,000,000    99,993,200
(r)Toronto Dominion Bank NY                        0.24% 06/08/15   100,000,000    99,993,000
(r)Toronto Dominion Bank NY                        0.24% 06/16/15   100,000,000    99,992,000
(r)Toronto Dominion Bank NY                        0.24% 08/24/15    50,000,000    49,993,850
(r)Toronto Dominion Bank NY                        0.26% 09/04/15   100,000,000    99,988,300
(r)Toronto Dominion Bank NY                        0.26% 10/06/15    50,000,000    49,993,250
(r)Toronto Dominion Bank NY                        0.24% 11/06/15    50,000,000    49,992,400
(r)Toronto Dominion Bank NY                        0.26% 11/18/15   100,000,000    99,983,500
(r)Westpac Banking Corp.                           0.24% 03/19/15   200,000,000   200,010,800
(r)Westpac Banking Corp.                           0.26% 04/02/15   100,000,000    99,992,900
(r)Westpac Banking Corp.                           0.27% 10/27/15    70,000,000    69,985,930
(r)Westpac Banking Corp.                           0.27% 11/03/15    60,000,000    59,991,060
                                                                  ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost
  $3,691,902,939)                                                 3,691,650,000 3,691,535,362
                                                                  ------------- -------------
GOVERNMENT BONDS - 0.9%
Province of Ontario                                4.50% 02/03/15    39,727,000    39,727,000
Province of Ontario                                2.95% 02/05/15    46,100,000    46,103,688
Province of Ontario                                0.95% 05/26/15   100,000,000   100,228,600
                                                                  ------------- -------------
TOTAL GOVERNMENT BONDS (Cost $186,082,829)                          185,827,000   186,059,288
                                                                  ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 13.5%
(y)Federal Home Loan Bank                          0.08% 02/04/15    85,000,000    84,999,915
(y)Federal Home Loan Bank                          0.06% 02/05/15   200,000,000   199,999,600
(y)Federal Home Loan Bank                          0.08% 02/06/15   200,000,000   199,999,600
(y)Federal Home Loan Bank                          0.07% 02/11/15   197,000,000   196,999,015
(y)Federal Home Loan Bank                          0.09% 02/13/15   200,000,000   199,998,800
(y)Federal Home Loan Bank                          0.06% 02/17/15    50,000,000    49,999,600
(y)Federal Home Loan Bank                          0.10% 02/18/15   120,000,000   119,998,920
(y)Federal Home Loan Bank                          0.12% 02/20/15   510,835,000   510,829,892
(y)Federal Home Loan Bank                          0.07% 03/05/15   100,000,000    99,997,700
(y)Federal Home Loan Bank                          0.08% 03/13/15   108,000,000   107,996,868
(y)Federal Home Loan Bank                          0.07% 03/17/15   200,000,000   199,993,600
(y)Federal Home Loan Bank                          0.09% 03/18/15   100,000,000    99,996,700
(y)Federal Home Loan Bank                          0.09% 03/20/15   100,000,000    99,996,500
(y)Federal Home Loan Bank                          0.08% 03/24/15   116,600,000   116,595,569
(y)Federal Home Loan Bank                          0.09% 03/25/15   100,000,000    99,996,200
(y)Federal Home Loan Bank                          0.09% 03/27/15   100,000,000    99,996,000
(y)Federal Home Loan Bank                          0.07% 04/06/15   100,000,000    99,992,600
(y)Federal Home Loan Bank                          0.07% 04/17/15    52,600,000    52,595,476
(y)Federal Home Loan Bank                          0.10% 04/21/15   100,000,000    99,990,900
(y)Federal Home Loan Bank                          0.09% 05/06/15    19,700,000    19,697,045
(y)Federal Home Loan Mortgage Corp.                0.08% 02/25/15    94,000,000    93,998,778
(y)Federal Home Loan Mortgage Corp.                0.08% 02/26/15   100,000,000    99,998,700
                                                                  ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost
  $2,953,532,950)                                                 2,953,735,000 2,953,667,978
                                                                  ------------- -------------
REPURCHASE AGREEMENTS - 8.9%
Bank of America Corp. (Purchased on 1/30/15,
  Proceeds at maturity $150,000,625
  collateralized by U.S. Treasury Securities,
  0.00% - 9.13%, 2/28/15 - 8/15/23, market value
  $153,000,117)                                    0.05% 02/02/15   150,000,000   150,000,000

                 See Notes to Schedule of Portfolio Holdings.

-----------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings (concluded)
January 31, 2015 (Unaudited)
-----------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                Rate Maturity Face Amount $    Fair Value $
--------------------                               ----- -------- ------------- ---------------
REPURCHASE AGREEMENTS - 8.9% (CONTINUED)
Barclays Capital Group LLC (Purchased on 1/30/15,
  Proceeds at maturity $650,002,167
  collateralized by U.S. Treasury Securities,
  1.50% - 4.50%, 5/15/17 - 8/15/22, market value
  $663,000,062)                                    0.04% 02/02/15   650,000,000     650,000,000
Goldman Sachs & Co. (Purchased on 1/30/15,
  Proceeds at maturity $200,001,167
  collateralized by U.S. Government Agency Backed
  Securities, 3.00% - 12.50%, 5/15/15 - 1/20/45,
  market value $204,000,000)                       0.07% 02/02/15   200,000,000     200,000,000
HSBC Securities (USA), Inc. (Purchased on
  1/30/15, Proceeds at maturity $300,001,250
  collateralized by U.S. Treasury Securities,
  0.00% - 11.25%, 2/15/15 - 11/15/24, market
  value $306,003,865)                              0.05% 02/02/15   300,000,000     300,000,000
JPMorgan Securities (Purchased on 1/30/15,
  Proceeds at maturity $100,000,500
  collateralized by U.S. Government Agency Backed
  Securities, 0.00% - 6.25%, 7/2/15 - 9/6/24,
  market value $102,002,052)                       0.06% 02/02/15   100,000,000     100,000,000
RBC Capital Markets LLC (Purchased on 1/30/15,
  Proceeds at maturity $150,000,625
  collateralized by U.S. Treasury Securities,
  0.00% - 9.88%, 2/15/15 - 1/15/24, market value
  $153,000,019)                                    0.05% 02/02/15   150,000,000     150,000,000
Toronto Dominion Bank NY (Purchased on 1/30/15,
  Proceeds at maturity $400,002,000
  collateralized by U.S. Government Agency Backed
  Securities and U.S. Treasury Securities, 0.00%
  - 5.13%, 4/15/15 - 12/13/24, market value
  $408,000,050)                                    0.06% 02/02/15   400,000,000     400,000,000
                                                                  ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $1,950,000,000)                 1,950,000,000   1,950,000,000
                                                                  ------------- ---------------
U.S. TREASURY OBLIGATIONS - 6.4%
(y)U.S. Treasury Bill                              0.00% 02/05/15   100,000,000     100,000,000
(y)U.S. Treasury Bill                              0.05% 02/12/15   100,000,000      99,999,700
(y)U.S. Treasury Bill                              0.04% 02/26/15   100,000,000      99,999,500
(y)U.S. Treasury Bill                              0.03% 03/12/15   200,000,000     199,998,400
(y)U.S. Treasury Bill                              0.03% 04/02/15   100,000,000      99,998,800
(y)U.S. Treasury Bill                              0.04% 04/09/15   150,000,000     149,998,650
(y)U.S. Treasury Bill                              0.04% 04/16/15   250,000,000     249,996,250
(y)U.S. Treasury Bill                              0.05% 04/23/15   200,000,000     199,996,600
(y)U.S. Treasury Bill                              0.06% 05/07/15   100,000,000      99,993,700
(y)U.S. Treasury Bill                              0.07% 05/14/15   100,000,000      99,995,800
                                                                  ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $1,399,898,327)                                                 1,400,000,000   1,399,977,400
                                                                  ------------- ---------------
TOTAL INVESTMENTS (Cost 21,824,673,130) - 100.0%                                $21,824,632,589
                                                                                ===============

AG--Aktiengesellschaft (German & Swiss stock corporation)
LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at January 31, 2015 was $6,347,175,704 which represented 29.0% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of 01/31/15.
(y)The rate shown is the effective yield.

                 See Notes to Schedule of Portfolio Holdings.

Summary of inputs used to value the Fund's investments as of January 31, 2015 is as follows (See Security Valuation Note):

                                          LEVEL 1        LEVEL 2        LEVEL 3
                                        INVESTMENTS    INVESTMENTS    INVESTMENTS
                                       IN SECURITIES  IN SECURITIES  IN SECURITIES
                                       ------------- --------------- -------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                     $          -  $   233,181,415 $          -
   Yankee Bonds                                   -      642,233,421            -
   Commercial Paper                               -   10,767,977,725            -
   Yankee Certificates of Deposit                 -    3,691,535,362            -
   Government Bonds                               -      186,059,288            -
   U.S. Government Agency Securities              -    2,953,667,978            -
   Repurchase Agreements                          -    1,950,000,000            -
   U.S. Treasury Obligations                      -    1,399,977,400            -
                                       ------------  --------------- ------------
       Total Investments               $          -  $21,824,632,589 $          -
                                       ============  =============== ============

                 See Notes to Schedule of Portfolio Holdings.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2015, the Trust consisted of eleven operational portfolios, ten (collectively, the "Series") and one, The DFA Short Term Investment Fund (the "Fund"), which are included in this document.

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' and the Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of January 31, 2015, The Asia Pacific Small Company Series and The Canadian Small Company Series had significant transfers of securities with a total value of $15,826, and $8,723 (in thousands) that transferred from Level 1 to Level 2 because fair value procedures were no longer applied. At January 31, 2015, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' or the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

3. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series               $12,922,079,332
         The DFA International Value Series...........   8,875,709,689
         The Japanese Small Company Series............   2,692,167,813
         The Asia Pacific Small Company Series........   1,748,923,375
         The United Kingdom Small Company Series......   1,571,735,637
         The Continental Small Company Series.........   2,949,085,525
         The Canadian Small Company Series............   1,203,580,290
         The Emerging Markets Series..................   3,347,396,013
         The Emerging Markets Small Cap Series........   5,208,267,469
         The Tax-Managed U.S. Marketwide Value Series.   3,115,345,808
         The DFA Short Term Investment Fund...........              XX

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     ----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: March __, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: March __, 2015

By:  /s/ David R. Martin
     ----------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: March __, 2015